UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (20.5%)
*	Amazon.com, Inc.	49,570	15,498
	Comcast Corp. - Class A	350,480	15,824
	Delphi Automotive PLC	170,400	9,955
*	Dollar General Corp.	84,400	4,765
	The Home Depot, Inc.	190,500	14,449
	Las Vegas Sands Corp.	145,700	9,677
*	Michael Kors Holdings, Ltd.	121,320	9,041
	NIKE, Inc. - Class B	148,920	10,817
*	Priceline.com, Inc.	10,110	10,221
	PVH Corp.	65,000	7,715
	Starbucks Corp.	164,300	12,646
	Twenty-First Century Fox, Inc.	301,300	10,093
*	Under Armour, Inc.	131,200	10,424
*	Urban Outfitters, Inc.	153,900	5,659
	Viacom, Inc. - Class B	129,380	10,814

	Total		157,598

	Consumer Staples (11.5%)
	Coca-Cola Enterprises, Inc.	249,500	10,033
	Costco Wholesale Corp.	84,740	9,755
	CVS Caremark Corp.	130,700	7,417
	Mondelez International, Inc.	275,200	8,647
	PepsiCo, Inc.	255,600	20,320
	Philip Morris International, Inc.	226,640	19,625
	Whole Foods Market, Inc.	211,900	12,396

	Total		88,193

	Energy (5.0%)
	EOG Resources, Inc.	73,300	12,408
	National Oilwell Varco, Inc.	94,000	7,343
	Schlumberger, Ltd.	211,840	18,718

	Total		38,469

	Financials (5.0%)
	American Express Co.	141,750	10,705
	Ameriprise Financial, Inc.	63,600	5,793
	Discover Financial Services	116,300	5,878
*	IntercontinentalExchange, Inc.	46,900	8,508
	T. Rowe Price Group, Inc.	103,100	7,416

	Total		38,300

	Health Care (14.0%)
*	Alexion Pharmaceuticals, Inc.	81,100	9,421
	Amgen, Inc.	94,300	10,556
*	Biogen Idec, Inc.	46,700	11,243
	Bristol-Myers Squibb Co.	249,700	11,556
*	Celgene Corp.	80,900	12,453
	Eli Lilly and Co.	119,200	5,999
*	Gilead Sciences, Inc.	266,100	16,722

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Illumina, Inc.	62,200	5,028
	McKesson Corp.	76,820	9,856
	Perrigo Co.	34,000	4,195
*	Regeneron Pharmaceuticals, Inc.	20,230	6,329
*	Vertex Pharmaceuticals, Inc.	58,000	4,398

	Total		107,756

	Industrials (10.9%)
	Cummins, Inc.	95,000	12,623
	Danaher Corp.	176,200	12,214
	Eaton Corp. PLC	140,840	9,695
	FedEx Corp.	85,500	9,756
	Fluor Corp.	149,000	10,573
	Precision Castparts Corp.	59,500	13,521
	Union Pacific Corp.	100,200	15,565

	Total		83,947

	Information Technology (26.7%)
*	Adobe Systems, Inc.	225,400	11,707
	Analog Devices, Inc.	202,400	9,523
*	Cognizant Technology Solutions Corp. - Class A	125,570	10,312
	EMC Corp.	403,800	10,321
*	Facebook, Inc. - Class A	294,600	14,801
*	Google, Inc. - Class A	30,300	26,540
	International Business Machines Corp.	99,280	18,385
	Intuit, Inc.	162,880	10,801
*	Juniper Networks, Inc.	444,900	8,836
*	LinkedIn Corp. - Class A	40,400	9,941
	MasterCard, Inc. - Class A	27,700	18,636
	Paychex, Inc.	164,800	6,697
	Qualcomm, Inc.	198,700	13,384
*	Salesforce.com, Inc.	221,200	11,483
	Texas Instruments, Inc.	348,900	14,050
	Xilinx, Inc.	200,200	9,381

	Total		204,798

	Materials (3.9%)
	Eastman Chemical Co.	117,050	9,118
	Martin Marietta Materials, Inc.	67,350	6,612
	Praxair, Inc.	120,830	14,525

	Total		30,255

	Total Common Stocks
	(Cost: $629,864)		749,316

Investment Companies (1.8%)	Shares/ $ Par	Value $ (000’s)

Domestic Equity
iShares Russell 1000 Growth Index Fund	174,400	13,638

Total		13,638

Total Investment Companies
(Cost: $12,837)		13,638

Total Investments (99.3%)
(Cost: $642,701)(a)		762,954

Other Assets, Less
Liabilities (0.7%)		5,517

Net Assets (100.0%)		768,471

Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $642,701 and the net unrealized appreciation of investments based on that cost was $120,253 which is comprised of $123,649 aggregate gross unrealized appreciation and $3,396 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$762,954	$-	$-
Total	$762,954	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (92.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (29.5%)
*	Amazon.com, Inc.	38,521	12,043
	Compagnie Financiere Richemont SA, ADR	1,772,346	17,546
	Delphi Automotive PLC	152,165	8,890
	L Brands, Inc.	250,366	15,297
	Marriott International, Inc. - Class A	279,371	11,750
*	MGM Resorts International	735,943	15,043
	NIKE, Inc. - Class B	157,471	11,439
	Prada SpA	863,000	8,362
*	Priceline.com, Inc.	12,047	12,179
	The TJX Cos., Inc.	303,691	17,125
	Twenty-First Century Fox, Inc.	1,018,967	34,136

	Total		163,810

	Consumer Staples (1.1%)
*	Monster Beverage Corp.	119,768	6,258

	Total		6,258

	Financials (5.8%)
	Citigroup, Inc.	322,714	15,655
	U.S. Bancorp	445,220	16,286

	Total		31,941

	Health Care (23.8%)
*	athenahealth, Inc.	24,257	2,633
*	Celgene Corp.	201,033	30,945
*	DaVita HealthCare Partners, Inc.	185,736	10,568
*	Express Scripts Holding Co.	502,516	31,045
*	Gilead Sciences, Inc.	285,990	17,972
*	Intuitive Surgical, Inc.	14,280	5,373
*	Valeant Pharmaceuticals International, Inc.	145,285	15,158
	Zoetis, Inc.	588,423	18,312

	Total		132,006

	Industrials (7.1%)
	Canadian Pacific Railway, Ltd.	142,859	17,614
	Cummins, Inc.	41,641	5,533
	Precision Castparts Corp.	72,130	16,391

	Total		39,538

	Information Technology (19.9%)
	Amphenol Corp. - Class A	96,692	7,482
*	eBay, Inc.	309,660	17,276
*	Google, Inc. - Class A	34,161	29,922
*	LinkedIn Corp. - Class A	11,204	2,757
	MasterCard, Inc. - Class A	25,998	17,491
	Oracle Corp.	248,740	8,251

	Common Stocks (92.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	TE Connectivity, Ltd.	267,351	13,843
*	Teradata Corp.	89,611	4,968
*	VMware, Inc. - Class A	102,008	8,252

	Total		110,242

	Materials (3.0%)
	Monsanto Co.	157,267	16,414

	Total		16,414

	Telecommunication Services (1.9%)
*	Crown Castle International Corp.	146,622	10,708

	Total		10,708

	Total Common Stocks
	(Cost: $405,070)		510,917

	Foreign Common Stocks (4.3%)

	Consumer Staples (2.8%)
	Pernod Ricard SA	123,894	15,385

	Total		15,385

	Telecommunication Services (1.5%)
	Iliad SA	34,975	8,162

	Total		8,162

	Total Foreign Common Stocks
	(Cost: $22,185)		23,547

	Short-Term Investments (3.9%)

	Commercial Paper (3.9%)
	Societe Generale North America, Inc., 0.01%, 10/1/13	21,900,000	21,900

	Total		21,900

	Total Short-Term Investments
	(Cost: $21,900)		21,900

	Total Investments (100.3%)
	(Cost: $449,155)(a)		556,364

	Other Assets, Less
	Liabilities (-0.3%)		(1,703)

	Net Assets (100.0%)		554,661

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $449,155 and the net unrealized appreciation of investments based on that cost was $107,209 which is comprised of $112,680 aggregate gross unrealized appreciation and $5,471 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$510,917	$-	$-
Foreign Common Stocks	23,547	-	-
Short-Term Investments	-	21,900	-
Total	$534,464	$21,900	$-

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (99.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.7%)
	Comcast Corp. - Class A	119,152	5,380
	McDonald’s Corp.	143,778	13,833
*	News Corp. - Class A	45,965	738
	Target Corp.	139,553	8,929
	Time Warner Cable, Inc.	22,288	2,487
	Twenty-First Century Fox, Inc.	183,510	6,147
	The Walt Disney Co.	94,133	6,071

	Total		43,585

	Consumer Staples (26.6%)
	Altria Group, Inc.	286,708	9,848
	The Coca-Cola Co.	554,535	21,006
	Diageo PLC	41,833	5,316
	The Estee Lauder Cos., Inc. - Class A	115,311	8,060
	Kraft Foods Group, Inc.	43,451	2,279
	Mondelez International, Inc.	164,689	5,175
	Nestle SA, ADR	226,932	15,794
	PepsiCo, Inc.	103,025	8,191
	Philip Morris International, Inc.	286,328	24,793
	The Procter & Gamble Co.	154,522	11,680
	SABMiller PLC, ADR	107,053	5,430
	Walgreen Co.	160,358	8,627
	Wal-Mart Stores, Inc.	95,647	7,074

	Total		133,273

	Energy (19.3%)
	Chevron Corp.	161,747	19,652
	ConocoPhillips	154,170	10,716
	EOG Resources, Inc.	18,411	3,117
	Exxon Mobil Corp.	269,581	23,195
	Imperial Oil, Ltd.	125,732	5,527
	Occidental Petroleum Corp.	147,790	13,824
	Phillips 66	43,579	2,520
	Royal Dutch Shell PLC - Class A, ADR	149,227	9,801
	Total SA, ADR	148,507	8,602

	Total		96,954

	Financials (9.0%)
	ACE, Ltd.	28,944	2,708
	American Express Co.	68,017	5,137
	BlackRock, Inc.	28,303	7,660
	Franklin Resources, Inc.	158,502	8,012
	HSBC Holdings PLC, ADR	91,999	4,992
	JPMorgan Chase & Co.	225,755	11,669
	Wells Fargo & Co.	120,523	4,980

	Total		45,158

	Health Care (11.7%)
	Abbott Laboratories	210,638	6,991
	AbbVie, Inc.	171,972	7,692

	Common Stocks (99.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Intuitive Surgical, Inc.	10,556	3,972
	Johnson & Johnson	166,101	14,399
	Merck & Co., Inc.	86,073	4,098
	Novartis AG, ADR	71,303	5,470
	Novo Nordisk A/S, ADR	46,647	7,894
	Roche Holding AG, ADR	122,982	8,305

	Total		58,821

	Industrials (6.2%)
	Canadian Pacific Railway, Ltd.	39,854	4,914
	Caterpillar, Inc.	92,773	7,734
	General Electric Co.	308,792	7,377
	United Technologies Corp.	102,676	11,071

	Total		31,096

	Information Technology (15.2%)
	Apple, Inc.	42,527	20,275
	Automatic Data Processing, Inc.	86,475	6,259
	Intel Corp.	399,164	9,149
	International Business Machines Corp.	78,519	14,540
	Oracle Corp.	162,624	5,394
	Qualcomm, Inc.	122,918	8,280
	Texas Instruments, Inc.	206,633	8,321
	Xilinx, Inc.	83,444	3,910

	Total		76,128

	Materials (2.9%)
	Air Products and Chemicals, Inc.	35,897	3,825
	Praxair, Inc.	88,526	10,642

	Total		14,467

	Total Common Stocks
	(Cost: $453,666)		499,482

	Total Investments (99.6%)
	(Cost: $453,666)(a)		499,482

	Other Assets, Less
	Liabilities (0.4%)		1,985

	Net Assets (100.0%)		501,467

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $453,666 and the net unrealized appreciation of investments based on that cost was $45,816 which is comprised of $50,321 aggregate gross unrealized appreciation and $4,505 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$499,482	$-	$-
Total	$499,482	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (2.6%)
	Time Warner, Inc.	65,500	4,311

	Total		4,311

	Consumer Staples (12.3%)
	DANONE SA, ADR	387,250	5,824
	Nestle SA, ADR	65,125	4,533
	Sysco Corp.	130,900	4,166
	Wal-Mart Stores, Inc.	81,975	6,063

	Total		20,586

	Energy (8.6%)
	Devon Energy Corp.	122,200	7,058
	Schlumberger, Ltd.	83,475	7,376

	Total		14,434

	Financials (18.3%)
	American Express Co.	72,775	5,496
	The Bank of New York Mellon Corp.	254,475	7,683
*	Berkshire Hathaway, Inc. - Class B	70,825	8,039
	Comerica, Inc.	147,750	5,808
	Willis Group Holdings PLC	84,800	3,674

	Total		30,700

	Health Care (10.1%)
	AmerisourceBergen Corp.	91,650	5,600
	Covidien PLC	114,350	6,968
	GlaxoSmithKline PLC, ADR	65,100	3,266
	UnitedHealth Group, Inc.	14,800	1,060

	Total		16,894

	Industrials (19.1%)
	3M Co.	71,300	8,514
	Cintas Corp.	95,600	4,895
	Expeditors International of Washington, Inc.	126,725	5,584
	Illinois Tool Works, Inc.	108,025	8,239
	PACCAR, Inc.	84,750	4,717

	Total		31,949

	Information Technology (11.4%)
	Accenture PLC - Class A	99,850	7,353
	Microsoft Corp.	128,750	4,289
	TE Connectivity, Ltd.	144,575	7,486

	Total		19,128

Common Stocks (87.6%)	Shares/ $ Par	Value $ (000’s)

Materials (5.2%)
Potash Corp. of Saskatchewan, Inc.	278,450	8,710

Total		8,710

Total Common Stocks
(Cost: $133,100)		146,712

Short-Term Investments (12.7%)

Money Market Funds (12.7%)
JPMorgan U.S. Government Money Market Fund	10,604,744	10,604
JPMorgan U.S. Treasury Plus Money Market Fund	10,604,744	10,605

Total		21,209

Total Short-Term Investments
(Cost: $21,209)		21,209

Total Investments (100.3%)
(Cost: $154,309)(a)		167,921

Other Assets, Less
Liabilities (-0.3%)		(499)

Net Assets (100.0%)		167,422

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $154,309 and the net unrealized appreciation of investments based on that cost was $13,612 which is comprised of $15,478 aggregate gross unrealized appreciation and $1,866 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$146,712	$-	$-
Short-Term Investments	21,209	-	-
Total	$167,921	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.3%)
	Abercrombie & Fitch Co. - Class A	10,000	354
*	Amazon.com, Inc.	48,400	15,132
*	AutoNation, Inc.	8,429	440
*	AutoZone, Inc.	4,625	1,955
*	Bed Bath & Beyond, Inc.	28,500	2,205
	Best Buy Co., Inc.	35,275	1,323
	BorgWarner, Inc.	15,000	1,521
	Cablevision Systems Corp. - Class A	28,000	472
*	CarMax, Inc.	29,200	1,415
	Carnival Corp.	57,209	1,867
	CBS Corp. - Class B	73,524	4,056
*	Chipotle Mexican Grill, Inc.	4,000	1,715
	Coach, Inc.	36,900	2,012
	Comcast Corp. - Class A	341,905	15,437
	D.R. Horton, Inc.	37,100	721
	Darden Restaurants, Inc.	17,050	789
	Delphi Automotive PLC	36,900	2,156
*	DIRECTV	66,700	3,985
*	Discovery Communications, Inc. - Class A	30,200	2,549
*	Dollar General Corp.	38,900	2,196
*	Dollar Tree, Inc.	29,200	1,669
	Expedia, Inc.	14,050	728
	Family Dollar Stores, Inc.	12,600	907
	Ford Motor Co.	514,965	8,687
*	Fossil Group, Inc.	6,600	767
	GameStop Corp. - Class A	15,300	760
	Gannett Co., Inc.	29,950	802
	The Gap, Inc.	36,075	1,453
	Garmin, Ltd.	16,100	728
*	General Motors Co.	123,000	4,424
	Genuine Parts Co.	20,200	1,634
	The Goodyear Tire & Rubber Co.	32,100	721
	H&R Block, Inc.	35,800	954
	Harley-Davidson, Inc.	29,200	1,876
	Harman International Industries, Inc.	8,900	589
	Hasbro, Inc.	15,125	713
	The Home Depot, Inc.	187,200	14,199
	International Game Technology	34,000	644
	The Interpublic Group of Cos., Inc.	55,137	947
*	J.C. Penney Co., Inc.	25,050	221
	Johnson Controls, Inc.	89,400	3,710
	Kohl’s Corp.	26,667	1,380
	L Brands, Inc.	31,787	1,942
	Leggett & Platt, Inc.	18,533	559
	Lennar Corp. - Class A	21,700	768
	Lowe’s Cos., Inc.	137,500	6,546
	Macy’s, Inc.	49,146	2,127

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Marriott International, Inc. - Class A	29,756	1,252
	Mattel, Inc.	45,088	1,887
	McDonald’s Corp.	130,678	12,573
*	NetFlix, Inc.	7,700	2,381
	Newell Rubbermaid, Inc.	37,692	1,037
*	News Corp. - Class A	65,050	1,045
	NIKE, Inc. - Class B	97,800	7,104
	Nordstrom, Inc.	18,834	1,058
	Omnicom Group, Inc.	33,600	2,132
*	O’Reilly Automotive, Inc.	14,200	1,812
	PetSmart, Inc.	13,600	1,037
*	Priceline.com, Inc.	6,700	6,773
	PulteGroup, Inc.	45,735	755
	PVH Corp.	10,700	1,270
	Ralph Lauren Corp.	7,900	1,301
	Ross Stores, Inc.	28,300	2,060
	Scripps Networks Interactive - Class A	14,300	1,117
	Staples, Inc.	86,350	1,265
	Starbucks Corp.	98,200	7,558
	Starwood Hotels & Resorts Worldwide, Inc.	25,500	1,694
	Target Corp.	82,457	5,276
	Tiffany & Co.	14,367	1,101
	Time Warner Cable, Inc.	37,392	4,173
	Time Warner, Inc.	120,233	7,913
	The TJX Cos., Inc.	93,500	5,272
*	TripAdvisor, Inc.	14,550	1,103
	Twenty-First Century Fox, Inc.	259,600	8,697
*	Urban Outfitters, Inc.	14,300	526
	VF Corp.	11,457	2,281
	Viacom, Inc. - Class B	56,724	4,741
	The Walt Disney Co.	217,157	14,004
	The Washington Post Co. - Class B	600	367
	Whirlpool Corp.	10,344	1,515
	Wyndham Worldwide Corp.	17,386	1,060
	Wynn Resorts, Ltd.	10,600	1,675
	Yum! Brands, Inc.	58,360	4,166

	Total		243,736

	Consumer Staples (9.9%)
	Altria Group, Inc.	262,022	9,000
	Archer-Daniels-Midland Co.	86,103	3,172
	Avon Products, Inc.	56,600	1,166
	Beam, Inc.	21,167	1,368
	Brown-Forman Corp. - Class B	21,233	1,447
	Campbell Soup Co.	23,322	949
	The Clorox Co.	17,050	1,393
	The Coca-Cola Co.	498,350	18,878

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Coca-Cola Enterprises, Inc.	32,500	1,307
	Colgate-Palmolive Co.	115,244	6,834
	ConAgra Foods, Inc.	55,167	1,674
*	Constellation Brands, Inc. - Class A	21,700	1,246
	Costco Wholesale Corp.	57,064	6,569
	CVS Caremark Corp.	160,561	9,112
	Dr. Pepper Snapple Group, Inc.	26,600	1,192
	The Estee Lauder Cos., Inc. - Class A	33,400	2,335
	General Mills, Inc.	83,934	4,022
	The Hershey Co.	19,500	1,804
	Hormel Foods Corp.	17,600	741
	The J.M. Smucker Co.	13,700	1,439
	Kellogg Co.	33,657	1,977
	Kimberly-Clark Corp.	50,056	4,716
	Kraft Foods Group, Inc.	77,898	4,085
	The Kroger Co.	67,705	2,731
	Lorillard, Inc.	48,838	2,187
	McCormick & Co., Inc.	17,300	1,119
	Mead Johnson Nutrition Co.	26,431	1,963
	Molson Coors Brewing Co. - Class B	20,600	1,033
	Mondelez International, Inc.	232,796	7,314
*	Monster Beverage Corp.	17,700	925
	PepsiCo, Inc.	201,625	16,029
	Philip Morris International, Inc.	211,622	18,324
	The Procter & Gamble Co.	357,964	27,059
	Reynolds American, Inc.	41,400	2,019
	Safeway, Inc.	31,500	1,008
	Sysco Corp.	76,925	2,449
	Tyson Foods, Inc. - Class A	36,400	1,029
	Walgreen Co.	113,646	6,114
	Wal-Mart Stores, Inc.	212,800	15,739
	Whole Foods Market, Inc.	48,700	2,849

	Total		196,317

	Energy (10.3%)
	Anadarko Petroleum Corp.	65,724	6,112
	Apache Corp.	52,746	4,491
	Baker Hughes, Inc.	57,964	2,846
	Cabot Oil & Gas Corp.	55,000	2,053
*	Cameron International Corp.	32,200	1,880
	Chesapeake Energy Corp.	66,200	1,713
	Chevron Corp.	252,514	30,680
	ConocoPhillips	159,838	11,110
	CONSOL Energy, Inc.	29,900	1,006
*	Denbury Resources, Inc.	48,700	897
	Devon Energy Corp.	49,900	2,882

Index 500 Stock Portfolio

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Diamond Offshore Drilling, Inc.	9,100	567
	Ensco PLC - Class A	30,500	1,639
	EOG Resources, Inc.	35,620	6,030
	EQT Corp.	19,700	1,748
	Exxon Mobil Corp.	575,401	49,508
*	FMC Technologies, Inc.	31,000	1,718
	Halliburton Co.	110,538	5,322
	Helmerich & Payne, Inc.	13,900	958
	Hess Corp.	37,700	2,916
	Kinder Morgan, Inc.	88,017	3,131
	Marathon Oil Corp.	92,766	3,236
	Marathon Petroleum Corp.	40,933	2,633
	Murphy Oil Corp.	23,000	1,387
	Nabors Industries, Ltd.	33,900	544
	National Oilwell Varco, Inc.	55,900	4,366
*	Newfield Exploration Co.	17,700	484
	Noble Corp.	33,100	1,250
	Noble Energy, Inc.	46,900	3,143
	Occidental Petroleum Corp.	105,340	9,854
	Peabody Energy Corp.	35,200	607
	Phillips 66	79,919	4,621
	Pioneer Natural Resources Co.	18,100	3,417
	QEP Resources, Inc.	23,400	648
	Range Resources Corp.	21,400	1,624
*	Rowan Cos., PLC. - Class A	16,250	597
	Schlumberger, Ltd.	172,984	15,285
*	Southwestern Energy Co.	45,900	1,670
	Spectra Energy Corp.	87,436	2,993
	Tesoro Corp.	17,700	778
	Valero Energy Corp.	70,900	2,421
	The Williams Companies, Inc.	89,300	3,247
*	WPX Energy, Inc.	26,200	505

	Total		204,517

	Financials (16.1%)
	ACE, Ltd.	44,500	4,163
	Aflac, Inc.	60,750	3,766
	The Allstate Corp.	60,628	3,065
	American Express Co.	121,275	9,159
	American International Group, Inc.	192,991	9,385
	American Tower Corp.	51,600	3,825
	Ameriprise Financial, Inc.	25,855	2,355
	Aon PLC	40,200	2,993
	Apartment Investment & Management Co. - Class A	19,056	532
	Assurant, Inc.	9,800	530
	AvalonBay Communities, Inc.	15,873	2,017
	Bank of America Corp.	1,404,296	19,379
	The Bank of New York Mellon Corp.	150,363	4,539
	BB&T Corp.	92,000	3,105

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Berkshire Hathaway, Inc. - Class B	235,266	26,705
	BlackRock, Inc.	16,500	4,465
	Boston Properties, Inc.	19,900	2,127
	Capital One Financial Corp.	76,529	5,261
*	CBRE Group, Inc.	36,200	837
	The Charles Schwab Corp.	151,211	3,197
	The Chubb Corp.	33,400	2,981
	Cincinnati Financial Corp.	19,275	909
	Citigroup, Inc.	397,564	19,286
	CME Group, Inc.	41,100	3,036
	Comerica, Inc.	24,150	949
	Discover Financial Services	63,256	3,197
*	E*TRADE Financial Corp.	37,460	618
	Equity Residential	43,800	2,346
	Fifth Third Bancorp	115,934	2,091
	Franklin Resources, Inc.	53,150	2,687
*	Genworth Financial, Inc. - Class A	64,400	824
	The Goldman Sachs Group, Inc.	54,600	8,638
	The Hartford Financial Services Group, Inc.	59,450	1,850
	HCP, Inc.	59,500	2,437
	Health Care REIT, Inc.	37,500	2,339
	Host Hotels & Resorts, Inc.	98,094	1,733
	Hudson City Bancorp, Inc.	62,100	562
	Huntington Bancshares, Inc.	108,442	896
*	IntercontinentalExchange, Inc.	9,500	1,724
	Invesco, Ltd.	57,900	1,847
	JPMorgan Chase & Co.	492,029	25,433
	KeyCorp	119,175	1,359
	Kimco Realty Corp.	53,400	1,078
	Legg Mason, Inc.	14,200	475
	Leucadia National Corp.	41,000	1,117
	Lincoln National Corp.	34,530	1,450
	Loews Corp.	40,021	1,871
	M&T Bank Corp.	17,000	1,903
	The Macerich Co.	18,400	1,039
	Marsh & McLennan Cos., Inc.	71,880	3,130
	McGraw Hill Financial, Inc.	36,020	2,363
	MetLife, Inc.	146,374	6,872
	Moody’s Corp.	25,350	1,783
	Morgan Stanley	181,813	4,900
	The NASDAQ OMX Group, Inc.	15,100	485
	Northern Trust Corp.	29,550	1,607
	NYSE Euronext	31,700	1,331
	People’s United Financial, Inc.	42,000	604
	Plum Creek Timber Co., Inc.	21,300	997

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	PNC Financial Services Group, Inc.	69,489	5,034
	Principal Financial Group, Inc.	35,800	1,533
	The Progressive Corp.	72,300	1,969
	Prologis, Inc.	65,097	2,449
	Prudential Financial, Inc.	60,800	4,741
	Public Storage	18,900	3,034
	Regions Financial Corp.	182,490	1,690
	Simon Property Group, Inc.	40,536	6,009
	SLM Corp.	57,042	1,420
	State Street Corp.	58,300	3,833
	SunTrust Banks, Inc.	70,433	2,283
	T. Rowe Price Group, Inc.	34,000	2,446
	Torchmark Corp.	11,975	866
	The Travelers Cos., Inc.	48,810	4,138
	U.S. Bancorp	240,421	8,795
	Unum Group	34,431	1,048
	Ventas, Inc.	38,300	2,355
	Vornado Realty Trust	22,774	1,914
	Wells Fargo & Co.	631,631	26,099
	Weyerhaeuser Co.	76,353	2,186
	XL Group PLC	37,400	1,153
	Zions Bancorporation	24,100	661

	Total		317,808

	Health Care (12.9%)
	Abbott Laboratories	203,150	6,742
	AbbVie, Inc. - When Issued	207,250	9,270
*	Actavis, Inc.	17,400	2,506
	Aetna, Inc.	48,684	3,117
	Agilent Technologies, Inc.	43,237	2,216
*	Alexion Pharmaceuticals, Inc.	25,600	2,974
	Allergan, Inc.	38,834	3,512
	AmerisourceBergen Corp.	30,200	1,845
	Amgen, Inc.	98,443	11,020
	Baxter International, Inc.	71,000	4,664
	Becton, Dickinson and Co.	25,350	2,535
*	Biogen Idec, Inc.	31,090	7,485
*	Boston Scientific Corp.	175,522	2,061
	Bristol-Myers Squibb Co.	215,213	9,960
	C.R. Bard, Inc.	10,300	1,187
	Cardinal Health, Inc.	44,325	2,312
*	CareFusion Corp.	28,012	1,034
*	Celgene Corp.	53,800	8,281
*	Cerner Corp.	38,600	2,028
	CIGNA Corp.	36,987	2,843
	Covidien PLC	60,100	3,662
*	DaVita HealthCare Partners, Inc.	23,100	1,314
	DENTSPLY International, Inc.	18,600	807
*	Edwards Lifesciences Corp.	14,700	1,024
	Eli Lilly and Co.	129,606	6,523
*	Express Scripts Holding Co.	106,441	6,576

Index 500 Stock Portfolio

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Forest Laboratories, Inc.	30,866	1,321
*	Gilead Sciences, Inc.	200,100	12,574
*	Hospira, Inc.	21,665	850
	Humana, Inc.	20,500	1,913
*	Intuitive Surgical, Inc.	5,200	1,957
	Johnson & Johnson	368,337	31,931
*	Laboratory Corp. of America Holdings	11,800	1,170
*	Life Technologies Corp.	22,580	1,690
	McKesson Corp.	29,905	3,837
	Medtronic, Inc.	130,400	6,944
	Merck & Co., Inc.	382,583	18,215
*	Mylan, Inc.	49,900	1,905
	Patterson Cos., Inc.	10,900	438
	PerkinElmer, Inc.	14,600	551
	Perrigo Co.	12,300	1,518
	Pfizer, Inc.	865,368	24,845
	Quest Diagnostics, Inc.	19,900	1,230
*	Regeneron Pharmaceuticals, Inc.	10,200	3,191
	St. Jude Medical, Inc.	37,500	2,011
	Stryker Corp.	38,600	2,609
*	Tenet Heathcare Corp.	13,262	546
	Thermo Fisher Scientific, Inc.	47,100	4,340
	UnitedHealth Group, Inc.	132,944	9,520
*	Varian Medical Systems, Inc.	14,100	1,054
*	Vertex Pharmaceuticals, Inc.	30,400	2,305
*	Waters Corp.	11,100	1,179
	WellPoint, Inc.	39,100	3,269
	Zimmer Holdings, Inc.	22,137	1,818
*	Zoetis, Inc.	65,307	2,032

	Total		254,261

	Industrials (10.6%)
	3M Co.	84,876	10,135
	The ADT Corp.	26,100	1,061
	AMETEK, Inc.	31,900	1,468
	The Boeing Co.	90,776	10,666
	C.H. Robinson Worldwide, Inc.	20,800	1,239
	Caterpillar, Inc.	83,176	6,934
	Cintas Corp.	13,433	688
	CSX Corp.	133,200	3,429
	Cummins, Inc.	22,800	3,029
	Danaher Corp.	78,200	5,421
	Deere & Co.	50,020	4,071
	Delta Air Lines, Inc.	112,200	2,647
	Dover Corp.	22,267	2,000
	The Dun & Bradstreet Corp.	5,100	530
	Eaton Corp. PLC	61,903	4,261
	Emerson Electric Co.	93,400	6,043
	Equifax, Inc.	15,900	952
	Expeditors International of Washington, Inc.	27,000	1,190
	Fastenal Co.	35,700	1,794
	FedEx Corp.	38,820	4,430

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Flowserve Corp.	18,400	1,148
	Fluor Corp.	21,300	1,511
	General Dynamics Corp.	43,400	3,798
	General Electric Co.	1,331,206	31,802
	Honeywell International, Inc.	102,550	8,516
	Illinois Tool Works, Inc.	53,900	4,111
	Ingersoll-Rand PLC	35,400	2,299
	Iron Mountain, Inc.	22,185	599
*	Jacobs Engineering Group, Inc.	17,200	1,001
	Joy Global, Inc.	13,900	709
	Kansas City Southern	14,400	1,575
	L-3 Communications Holdings, Inc.	11,700	1,106
	Lockheed Martin Corp.	35,208	4,491
	Masco Corp.	46,600	992
	Nielsen Holdings NV	28,100	1,024
	Norfolk Southern Corp.	40,757	3,153
	Northrop Grumman Corp.	30,120	2,869
	PACCAR, Inc.	46,215	2,572
	Pall Corp.	14,650	1,129
	Parker Hannifin Corp.	19,512	2,121
	Pentair, Ltd.	26,080	1,694
	Pitney Bowes, Inc.	26,337	479
	Precision Castparts Corp.	19,000	4,318
*	Quanta Services, Inc.	27,900	768
	Raytheon Co.	42,200	3,252
	Republic Services, Inc.	35,507	1,184
	Robert Half International, Inc.	18,140	708
	Rockwell Automation, Inc.	18,150	1,941
	Rockwell Collins, Inc.	17,650	1,198
	Roper Industries, Inc.	13,000	1,727
	Ryder System, Inc.	6,800	406
	Snap-on, Inc.	7,617	758
	Southwest Airlines Co.	92,267	1,343
	Stanley Black & Decker, Inc.	20,942	1,897
*	Stericycle, Inc.	11,200	1,292
	Textron, Inc.	36,700	1,013
	Tyco International, Ltd.	60,400	2,113
	Union Pacific Corp.	60,620	9,417
	United Parcel Service, Inc. - Class B	94,400	8,625
	United Technologies Corp.	110,334	11,896
	W.W. Grainger, Inc.	8,100	2,120
	Waste Management, Inc.	56,985	2,350
	Xylem, Inc.	24,200	676

	Total		209,689

	Information Technology (17.7%)
	Accenture PLC - Class A	84,300	6,208
*	Adobe Systems, Inc.	61,050	3,171
*	Akamai Technologies, Inc.	23,300	1,205
	Altera Corp.	41,811	1,554
	Amphenol Corp. - Class A	20,800	1,609
	Analog Devices, Inc.	40,657	1,913
	Apple, Inc.	118,800	56,638

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Applied Materials, Inc.	157,200	2,757
*	Autodesk, Inc.	29,168	1,201
	Automatic Data Processing, Inc.	63,150	4,571
	Broadcom Corp. - Class A	71,900	1,870
	CA, Inc.	42,892	1,273
	Cisco Systems, Inc.	700,900	16,415
*	Citrix Systems, Inc.	24,520	1,731
*	Cognizant Technology Solutions Corp. - Class A	39,400	3,235
	Computer Sciences Corp.	19,350	1,001
	Corning, Inc.	190,900	2,785
	Dell, Inc.	191,733	2,640
*	eBay, Inc.	152,300	8,497
*	Electronic Arts, Inc.	40,100	1,024
	EMC Corp.	271,974	6,952
*	F5 Networks, Inc.	10,200	875
	Fidelity National Information Services, Inc.	38,200	1,774
*	First Solar, Inc.	9,100	366
*	Fiserv, Inc.	17,025	1,720
	FLIR Systems, Inc.	18,500	581
*	Google, Inc. - Class A	36,600	32,058
	Harris Corp.	14,000	830
	Hewlett-Packard Co.	251,226	5,271
	Intel Corp.	651,263	14,927
	International Business Machines Corp.	134,639	24,932
	Intuit, Inc.	38,800	2,573
	Jabil Circuit, Inc.	24,067	522
*	JDS Uniphase Corp.	30,950	455
*	Juniper Networks, Inc.	66,100	1,313
	KLA-Tencor Corp.	21,700	1,320
*	Lam Research Corp.	21,287	1,090
	Linear Technology Corp.	30,450	1,208
	LSI Corp.	71,500	559
	MasterCard, Inc. - Class A	13,600	9,150
	Microchip Technology, Inc.	25,800	1,039
*	Micron Technology, Inc.	135,750	2,371
	Microsoft Corp.	990,892	33,007
	Molex, Inc.	17,950	691
	Motorola Solutions, Inc.	30,953	1,838
	NetApp, Inc.	44,500	1,897
	NVIDIA Corp.	75,550	1,175
	Oracle Corp.	466,125	15,461
	Paychex, Inc.	42,535	1,729
	Qualcomm, Inc.	224,234	15,104
*	Red Hat, Inc.	24,700	1,140
*	Salesforce.com, Inc.	71,700	3,722
	SanDisk Corp.	31,400	1,869
	Seagate Technology PLC	40,600	1,776
	Symantec Corp.	91,354	2,261
	TE Connectivity, Ltd.	54,100	2,801
*	Teradata Corp.	21,300	1,181
*	Teradyne, Inc.	24,950	412
	Texas Instruments, Inc.	143,900	5,795
	Total System Services, Inc.	21,778	641

Index 500 Stock Portfolio

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	VeriSign, Inc.	17,600	896
	Visa, Inc. - Class A	67,500	12,899
	Western Digital Corp.	27,600	1,750
	Western Union Co.	72,132	1,346
	Xerox Corp.	151,470	1,559
	Xilinx, Inc.	34,800	1,631
*	Yahoo!, Inc.	124,000	4,112

	Total		349,877

	Materials (3.5%)
	Air Products and Chemicals, Inc.	27,367	2,917
	Airgas, Inc.	8,600	912
	Alcoa, Inc.	139,707	1,134
	Allegheny Technologies, Inc.	14,117	431
	Avery Dennison Corp.	12,850	559
	Ball Corp.	18,964	851
	Bemis Co., Inc.	13,400	523
	CF Industries Holdings, Inc.	7,500	1,581
	Cliffs Natural Resources, Inc.	20,000	410
	The Dow Chemical Co.	158,209	6,075
	E.I. du Pont de Nemours and Co.	120,728	7,070
	Eastman Chemical Co.	20,150	1,570
	Ecolab, Inc.	35,500	3,506
	FMC Corp.	17,800	1,277
	Freeport-McMoRan Copper & Gold, Inc.	135,676	4,488
	International Flavors & Fragrances, Inc.	10,700	881
	International Paper Co.	58,266	2,610
	LyondellBasell Industries NV - Class A	58,600	4,291
	MeadWestvaco Corp.	23,179	890
	Monsanto Co.	69,706	7,275
	The Mosaic Co.	44,500	1,914
	Newmont Mining Corp.	64,980	1,826
	Nucor Corp.	41,532	2,036
*	Owens-Illinois, Inc.	21,500	645
	PPG Industries, Inc.	18,667	3,119
	Praxair, Inc.	38,500	4,628
	Sealed Air Corp.	25,542	695
	The Sherwin-Williams Co.	11,413	2,079
	Sigma-Aldrich Corp.	15,700	1,339
	United States Steel Corp.	18,850	388
	Vulcan Materials Co.	17,000	881

	Total		68,801

	Common Stocks (98.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (2.4%)
	AT&T, Inc.	694,275	23,481
	CenturyLink, Inc.	78,533	2,464
*	Crown Castle International Corp.	38,300	2,797
	Frontier Communications Corp.	130,397	544
	Verizon Communications, Inc.	374,042	17,453
	Windstream Holdings, Inc.	77,392	619

	Total		47,358

	Utilities (3.1%)
	The AES Corp.	80,500	1,070
	AGL Resources, Inc.	15,454	711
	Ameren Corp.	31,667	1,103
	American Electric Power Co., Inc.	63,640	2,759
	CenterPoint Energy, Inc.	55,962	1,341
	CMS Energy Corp.	34,700	913
	Consolidated Edison, Inc.	38,250	2,109
	Dominion Resources, Inc.	75,676	4,728
	DTE Energy Co.	22,850	1,508
	Duke Energy Corp.	92,230	6,159
	Edison International	42,620	1,963
	Entergy Corp.	23,309	1,473
	Exelon Corp.	112,013	3,320
	FirstEnergy Corp.	54,606	1,990
	Integrys Energy Group, Inc.	10,432	583
	NextEra Energy, Inc.	55,514	4,450
	NiSource, Inc.	40,773	1,260
	Northeast Utilities	41,100	1,695
	NRG Energy, Inc.	42,100	1,151
	ONEOK, Inc.	26,900	1,434
	Pepco Holdings, Inc.	32,500	600
	PG&E Corp.	58,225	2,383
	Pinnacle West Capital Corp.	14,400	788
	PPL Corp.	82,568	2,508
	Public Service Enterprise Group, Inc.	66,072	2,176
	SCANA Corp.	18,300	843
	Sempra Energy	29,702	2,543
	Southern Co.	114,200	4,703
	TECO Energy, Inc.	26,700	442
	Wisconsin Energy Corp.	29,800	1,203
	Xcel Energy, Inc.	65,020	1,795

	Total		61,704

	Total Common Stocks
	(Cost: $1,246,392)		1,954,068

	Short-Term Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (1.1%)
	Darden Restaurants, 0.13%, 10/1/13	5,200,000	5,200
(b)	Federal Home Loan Bank, 0.07%, 11/12/13	2,000,000	2,000
	John Deere Capital Corp., 0.06%, 10/15/13	5,000,000	5,000
	Toyota Motor Credit Corp., 0.05%, 10/17/13	5,000,000	5,000
	Xcel Energy, Inc., 0.22%, 10/3/13	5,000,000	5,000

	Total Short-Term Investments
	(Cost: $22,200)		22,200

	Total Investments (99.9%)
	(Cost: $1,268,592)(a)		1,976,268

	Other Assets, Less
	Liabilities (0.1%)		1,796

	Net Assets (100.0%)		1,978,064

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $1,268,592 and the net unrealized appreciation of investments based on that cost was $707,675 which is comprised of $813,606 aggregate gross unrealized appreciation and $105,931 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2013, $22,240)	263	12/13	$(224)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,954,068	$-	$-
Short-Term Investments	-	22,200	-
Liabilities:
Other Financial Instruments^
Futures	(224)	-	-
Total	$1,953,844	$22,200	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.2%)
	Autoliv, Inc.	4,720	413
	Carnival Corp.	33,740	1,101
	CBS Corp. - Class B	14,480	799
	Comcast Corp. - Class A	35,010	1,581
	Ford Motor Co.	136,950	2,310
	Lowe’s Cos., Inc.	16,700	795
	Macy’s, Inc.	30,890	1,337
	Target Corp.	25,870	1,655
	Time Warner Cable, Inc.	7,910	883
	Time Warner, Inc.	34,470	2,268

	Total		13,142

	Consumer Staples (6.1%)
	Altria Group, Inc.	18,440	633
	CVS Caremark Corp.	36,950	2,097
	The Kroger Co.	19,150	773
	Mondelez International, Inc.	20,050	630
	PepsiCo, Inc.	8,220	653
	The Procter & Gamble Co.	63,110	4,770
	Wal-Mart Stores, Inc.	20,290	1,501

	Total		11,057

	Energy (15.5%)
	Apache Corp.	25,510	2,172
	Baker Hughes, Inc.	23,730	1,165
	Chevron Corp.	55,730	6,771
	Exxon Mobil Corp.	102,180	8,792
	Marathon Petroleum Corp.	9,110	586
	National Oilwell Varco, Inc.	31,280	2,443
	Occidental Petroleum Corp.	32,330	3,024
	Schlumberger, Ltd.	17,110	1,512
	Total SA, ADR	30,920	1,791

	Total		28,256

	Financials (27.0%)
	The Allstate Corp.	38,450	1,944
	American International Group, Inc.	37,260	1,812
	Ameriprise Financial, Inc.	19,020	1,732
	Bank of America Corp.	174,050	2,402
	The Bank of New York Mellon Corp.	36,650	1,107
*	Berkshire Hathaway, Inc. - Class B	27,410	3,111
	BlackRock, Inc.	6,430	1,740
	Capital One Financial Corp.	22,480	1,545
	The Chubb Corp.	8,940	798
	Citigroup, Inc.	92,570	4,491
	The Goldman Sachs Group, Inc.	15,230	2,410
	JPMorgan Chase & Co.	121,090	6,259
	KeyCorp	42,730	487
	Loews Corp.	25,050	1,171

	Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	MetLife, Inc.	49,310	2,315
	Morgan Stanley	24,080	649
	PNC Financial Services Group, Inc.	34,620	2,508
	Principal Financial Group, Inc.	21,120	904
	Prudential Financial, Inc.	21,220	1,655
	The Travelers Cos., Inc.	21,460	1,819
	U.S. Bancorp	81,940	2,997
	Wells Fargo & Co.	129,030	5,332

	Total		49,188

	Health Care (13.9%)
	Abbott Laboratories	69,310	2,300
	Aetna, Inc.	20,970	1,343
	Amgen, Inc.	4,800	537
*	Gilead Sciences, Inc.	5,860	368
	Johnson & Johnson	64,750	5,613
	Medtronic, Inc.	54,490	2,902
	Merck & Co., Inc.	93,480	4,451
	Pfizer, Inc.	180,820	5,191
*	Premier, Inc.	10,774	342
	Quest Diagnostics, Inc.	13,270	820
	WellPoint, Inc.	18,840	1,575

	Total		25,442

	Industrials (9.5%)
	The ADT Corp.	24,380	991
	Avery Dennison Corp.	7,260	316
	Caterpillar, Inc.	9,360	780
	Eaton Corp. PLC	24,010	1,653
	General Dynamics Corp.	13,820	1,210
	General Electric Co.	263,050	6,284
	Honeywell International, Inc.	7,810	649
	Ingersoll-Rand PLC	15,090	980
	PACCAR, Inc.	21,530	1,198
	Raytheon Co.	13,680	1,054
	Southwest Airlines Co.	53,600	781
	Textron, Inc.	31,230	862
	Tyco International, Ltd.	18,730	655

	Total		17,413

	Information Technology (10.3%)
	Apple, Inc.	2,690	1,282
	Applied Materials, Inc.	56,630	993
	Cisco Systems, Inc.	205,290	4,808
*	F5 Networks, Inc.	2,120	182
	Intel Corp.	142,400	3,264
	Microchip Technology, Inc.	20,890	842
	Microsoft Corp.	63,770	2,124
	NetApp, Inc.	32,280	1,376
	Oracle Corp.	62,550	2,075
	Qualcomm, Inc.	27,170	1,830

	Total		18,776

Common Stocks (98.0%)	Shares/ $ Par	Value $ (000’s)

Materials (2.6%)
E.I. du Pont de Nemours and Co.	5,020	294
Freeport-McMoRan Copper & Gold, Inc.	62,340	2,062
International Paper Co.	25,480	1,141
LyondellBasell Industries NV - Class A	16,599	1,216

Total		4,713

Telecommunication Services (2.4%)
AT&T, Inc.	88,620	2,997
CenturyLink, Inc.	34,360	1,078
Verizon Communications, Inc.	5,570	260

Total		4,335

Utilities (3.5%)
American Electric Power Co., Inc.	23,560	1,021
NV Energy, Inc.	40,810	964
PG&E Corp.	23,030	942
Pinnacle West Capital Corp.	18,800	1,029
PPL Corp.	38,030	1,155
Xcel Energy, Inc.	47,360	1,308

Total		6,419

Total Common Stocks
(Cost: $156,899)		178,741

Foreign Common Stock (0.7%)

Energy (0.7%)
Royal Dutch Shell PLC - Class A	39,580	1,306

Total Foreign Common Stocks
(Cost: $1,320)		1,306

Short-Term Investments (1.1%)

Commercial Paper (1.1%)
Federal Farm Credit Discount Notes, 0.00%, 10/1/13	2,000,000	2,000

Total		2,000

Money Market Funds (–%)
JPMorgan Money Market Fund	259	-	(m)

Total		-	(m)

Total Short-Term Investments
(Cost: $2,000)		2,000

Large Company Value Portfolio

Short-Term Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

Total Investments (99.8%)
(Cost: $160,219)(a)		182,047

Other Assets, Less
Liabilities (0.2%)		379

Net Assets (100.0%)		182,426

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $160,219 and the net unrealized appreciation of investments based on that cost was $21,828 which is comprised of $22,484 aggregate gross unrealized appreciation and $656 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	EUR	2,050	10/13	$-	$-	(m)	$-	(m)

					$-	$-	(m)	$-	(m)

EUR — Euro

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs		Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$178,741		$-		$-
Foreign Common Stocks	1,306		-		-
Short-Term Investments	-	(m)	2,000		-
Other Financial Instruments^
Forward Currency Contracts	-		-	(m)	-
Total	$180,047		$2,000		$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (6.1%)
Johnson Controls, Inc.	391,800	16,260
Lowe’s Cos., Inc.	339,700	16,173

Total		32,433

Consumer Staples (12.0%)
Archer-Daniels-Midland Co.	449,500	16,560
CVS Caremark Corp.	266,600	15,129
Kraft Foods Group, Inc.	297,666	15,610
Mondelez International, Inc.	505,900	15,895

Total		63,194

Energy (15.4%)
Chevron Corp.	128,846	15,655
ConocoPhillips	251,900	17,510
Halliburton Co.	331,200	15,947
Marathon Oil Corp.	466,500	16,271
Occidental Petroleum Corp.	170,800	15,977

Total		81,360

Financials (12.1%)
The Allstate Corp.	316,800	16,014
The Bank of New York Mellon Corp.	508,400	15,349
Marsh & McLennan Cos., Inc.	381,800	16,627
The Travelers Cos., Inc.	190,700	16,166

Total		64,156

Health Care (17.8%)
Baxter International, Inc.	220,000	14,451
Cardinal Health, Inc.	322,900	16,839
Johnson & Johnson	171,600	14,876
Merck & Co., Inc.	328,100	15,621
Pfizer, Inc.	544,200	15,624
Quest Diagnostics, Inc.	270,900	16,739

Total		94,150

Industrials (9.0%)
Northrop Grumman Corp.	172,100	16,394
Raytheon Co.	205,100	15,807
Waste Management, Inc.	377,900	15,585

Total		47,786

Information Technology (15.1%)
Broadcom Corp. - Class A	597,600	15,544
Cisco Systems, Inc.	642,600	15,050
Intel Corp.	701,000	16,067
Motorola Solutions, Inc.	286,200	16,994
Xerox Corp.	1,559,300	16,045

Total		79,700

Common Stocks (99.0%)	Shares/ $ Par	Value $ (000’s)

Materials (3.1%)
E.I. du Pont de Nemours and Co.	277,900	16,274

Total		16,274

Telecommunication Services (5.6%)
AT&T, Inc.	451,000	15,253
Verizon Communications, Inc.	310,600	14,492

Total		29,745

Utilities (2.8%)
Edison International	316,500	14,578

Total		14,578

Total Common Stocks
(Cost: $447,271)		523,376

Short-Term Investments (0.8%)

Money Market Funds (0.8%)
JPMorgan U.S. Government Money Market Fund	2,223,937	2,224
JPMorgan U.S. Treasury Plus Money Market Fund	2,223,937	2,224

Total		4,448

Total Short-Term Investments
(Cost: $4,448)		4,448

Total Investments (99.8%)
(Cost: $451,719)(a)		527,824

Other Assets, Less
Liabilities (0.2%)		1,017

Net Assets (100.0%)		528,841

Domestic Equity Portfolio

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $451,719 and the net unrealized appreciation of investments based on that cost was $76,105 which is comprised of $80,493 aggregate gross unrealized appreciation and $4,388 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$523,376	$-	$-
Short-Term Investments	4,448	-	-
Total	$527,824	$-	$-

Equity Income Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.6%)
	Cablevision Systems Corp. - Class A	162,000	2,728
	Carnival Corp.	131,700	4,299
	Comcast Corp. - Class A	71,100	3,210
	Ford Motor Co.	219,600	3,705
	Genuine Parts Co.	42,500	3,438
	Johnson Controls, Inc.	93,300	3,872
	Kohl’s Corp.	126,100	6,526
	Macy’s, Inc.	81,700	3,535
*	Madison Square Garden, Inc. - Class A	46,250	2,686
	Mattel, Inc.	145,000	6,070
*	Murphy USA, Inc.	24,800	1,002
*	The New York Times Co. - Class A	147,700	1,856
	Staples, Inc.	290,800	4,260
	Tiffany & Co.	4,500	345
	Time Warner, Inc.	109,700	7,219
	The Walt Disney Co.	47,900	3,089
	Whirlpool Corp.	4,400	644

	Total		58,484

	Consumer Staples (4.8%)
	Archer-Daniels-Midland Co.	164,200	6,049
	Avon Products, Inc.	222,400	4,582
	Campbell Soup Co.	129,300	5,264
	The Clorox Co.	71,000	5,802
	McCormick & Co., Inc.	36,200	2,342
	PepsiCo, Inc.	65,700	5,223

	Total		29,262

	Energy (14.7%)
	Anadarko Petroleum Corp.	69,700	6,481
	Apache Corp.	131,500	11,196
	BP PLC, ADR	71,800	3,018
	Chevron Corp.	117,600	14,288
	ConocoPhillips	36,100	2,509
	CONSOL Energy, Inc.	120,700	4,062
	Diamond Offshore Drilling, Inc.	60,400	3,764
	Eni SpA	20,700	953
	Exxon Mobil Corp.	121,900	10,488
	Hess Corp.	87,700	6,783
	Murphy Oil Corp.	101,200	6,104
	Petroleo Brasileiro SA, ADR	252,500	3,911
	Royal Dutch Shell PLC - Class A, ADR	127,600	8,381
	Schlumberger, Ltd.	71,800	6,344
	Talisman Energy, Inc.	115,000	1,323

	Total		89,605

	Financials (19.8%)
	The Allstate Corp.	131,600	6,652
	American Express Co.	95,100	7,182

	Common Stocks (91.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Bank of America Corp.	574,423	7,927
	The Bank of New York Mellon Corp.	5,500	166
	Capital One Financial Corp.	62,100	4,269
	The Chubb Corp.	32,000	2,856
	JPMorgan Chase & Co.	301,988	15,610
	Legg Mason, Inc.	138,800	4,642
	Lincoln National Corp.	95,276	4,001
	Loews Corp.	43,400	2,029
	Marsh & McLennan Cos., Inc.	167,100	7,277
	McGraw Hill Financial, Inc.	78,400	5,142
	Northern Trust Corp.	98,700	5,368
	Och-Ziff Capital Management Group - Class A	58,400	642
	PNC Financial Services Group, Inc.	109,600	7,941
	Regions Financial Corp.	240,900	2,231
	Sun Life Financial, Inc.	71,800	2,295
	SunTrust Banks, Inc.	167,100	5,417
	U.S. Bancorp	268,400	9,818
	Wells Fargo & Co.	292,000	12,065
	Weyerhaeuser Co.	143,435	4,107
	Willis Group Holdings PLC	54,400	2,357

	Total		119,994

	Health Care (6.3%)
	Agilent Technologies, Inc.	48,800	2,501
	Bristol-Myers Squibb Co.	128,600	5,951
	GlaxoSmithKline PLC	43,414	1,095
*	Hospira, Inc.	54,800	2,149
	Johnson & Johnson	101,600	8,808
	Merck & Co., Inc.	145,300	6,918
	Pfizer, Inc.	267,326	7,675
	Quest Diagnostics, Inc.	48,100	2,972

	Total		38,069

	Industrials (14.6%)
	3M Co.	54,100	6,460
	The Boeing Co.	58,700	6,897
	Eaton Corp. PLC	48,470	3,337
	Emerson Electric Co.	111,600	7,220
	General Electric Co.	685,500	16,377
	Honeywell International, Inc.	91,300	7,582
	Illinois Tool Works, Inc.	109,300	8,336
	Joy Global, Inc.	60,000	3,062
	Lockheed Martin Corp.	18,400	2,347
	Masco Corp.	157,700	3,356
	Norfolk Southern Corp.	87,700	6,784
*	United Continental Holdings, Inc.	164,500	5,052
	United Parcel Service, Inc. - Class B	68,700	6,277
*	USG Corp.	86,100	2,461
	Xylem, Inc.	109,400	3,055

	Total		88,603

Equity Income Portfolio

	Common Stocks (91.8%)		Shares/ $ Par	Value $ (000’s)

	Information Technology (9.5%)
	Analog Devices, Inc.		90,200	4,244
	Apple, Inc.		14,200	6,770
	Applied Materials, Inc.		276,400	4,848
	CA, Inc.		54,600	1,620
	Cisco Systems, Inc.		231,700	5,426
	Computer Sciences Corp.		80,700	4,176
	Corning, Inc.		329,200	4,803
	Dell, Inc.		347,300	4,782
	Harris Corp.		93,700	5,556
	Microsoft Corp.		208,700	6,952
*	Nokia Corp. OYJ, ADR		299,000	1,947
	Texas Instruments, Inc.		104,400	4,204
	Western Union Co.		130,000	2,426

	Total			57,754

	Materials (4.5%)
	Cliffs Natural Resources, Inc.		47,700	978
	E.I. du Pont de Nemours and Co.		57,900	3,390
	International Paper Co.		176,200	7,894
	MeadWestvaco Corp.		86,900	3,335
	Newmont Mining Corp.		75,900	2,133
	Nucor Corp.		109,900	5,387
	Vulcan Materials Co.		77,700	4,026

	Total			27,143

	Telecommunication Services (2.7%)
	AT&T, Inc.		257,935	8,723
	CenturyLink, Inc.		90,390	2,837
	Verizon Communications, Inc.		109,800	5,123

	Total			16,683

	Utilities (5.3%)
	The AES Corp.		168,100	2,234
	Duke Energy Corp.		102,700	6,858
	Entergy Corp.		84,600	5,346
	Exelon Corp.		153,800	4,559
	FirstEnergy Corp.		81,000	2,952
	NiSource, Inc.		214,100	6,614
	Xcel Energy, Inc.		126,600	3,495

	Total			32,058

	Total Common Stocks
	(Cost: $460,709)			557,655

	Foreign Common Stocks (1.0%)	Country

	Materials (0.3%)
	Potash Corp. of Saskatchewan, Inc.	Canada	70,500	2,205

	Total			2,205

	Foreign Common Stocks (1.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.7%)
*	Telefonica SA	Spain	118,553	1,846
	Vodafone Group PLC	United Kingdom	658,967	2,305

	Total			4,151

	Total Foreign Common Stocks
	(Cost: $5,914)			6,356

	Preferred Stocks (0.7%)

	Consumer Discretionary (0.6%)
	General Motors Co., Series B, 4.75%, 12/1/13		74,500	3,736

	Total			3,736

	Financials (0.1%)
	Weyerhaeuser Co., 6.375%, 7/1/16		4,800	254

	Total			254

	Total Preferred Stocks
	(Cost: $3,775)			3,990

	Short-Term Investments (7.2%)

	Money Market Funds (7.2%)
	T. Rowe Price Reserve Investment Fund		43,663,021	43,663

	Total			43,663

	Total Short-Term Investments
	(Cost: $43,663)			43,663

	Total Investments (100.7%)
	(Cost: $514,061)(a)			611,664

	Other Assets, Less
	Liabilities (-0.7%)			(4,352)

	Net Assets (100.0%)			607,312

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $514,061 and the net unrealized appreciation of investments based on that cost was $97,603 which is comprised of $110,111 aggregate gross unrealized appreciation and $12,508 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$557,655	$-	$-
Foreign Common Stocks	6,356	-	-
Preferred Stocks	3,990	-	-
Short-Term Investments	43,663	-	-
Total	$611,664	$-	$-

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.9%)
*	Bed Bath & Beyond, Inc.	285,151	22,059
*	Chipotle Mexican Grill, Inc.	22,484	9,639
	Dick’s Sporting Goods, Inc.	583,577	31,151
*	Dollar General Corp.	443,725	25,053
*	Fossil Group, Inc.	133,445	15,512
	Harley-Davidson, Inc.	352,575	22,649
*	Lululemon Athletica, Inc.	252,111	18,427
*	O’Reilly Automotive, Inc.	239,779	30,593
*	Select Comfort Corp.	754,932	18,383

	Total		193,466

	Consumer Staples (5.2%)
*	Green Mountain Coffee Roasters, Inc.	278,942	21,013
	McCormick & Co., Inc.	144,682	9,361
	Mead Johnson Nutrition Co.	306,923	22,792

	Total		53,166

	Energy (5.3%)
*	FMC Technologies, Inc.	255,652	14,168
	Helmerich & Payne, Inc.	75,761	5,224
	Oceaneering International, Inc.	64,615	5,249
	Range Resources Corp.	186,401	14,146
*	Whiting Petroleum Corp.	257,183	15,393

	Total		54,180

	Financials (10.5%)
*	Affiliated Managers Group, Inc.	135,411	24,732
	First Republic Bank	381,371	17,783
	LPL Financial Holdings, Inc.	520,130	19,926
*	Signature Bank	351,268	32,148
	T. Rowe Price Group, Inc.	168,683	12,133

	Total		106,722

	Health Care (14.2%)
*	BioMarin Pharmaceutical, Inc.	160,134	11,565
	HEALTHSOUTH Corp.	599,664	20,676
*	HMS Holdings Corp.	1,143,032	24,586
*	IDEXX Laboratories, Inc.	292,350	29,133
*	Mettler-Toledo International, Inc.	44,963	10,795
	Perrigo Co.	233,880	28,856
*	Sirona Dental Systems, Inc.	292,511	19,578

	Total		145,189

	Common Stocks (97.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials (18.3%)
	AMETEK, Inc.	467,759	21,526
*	B/E Aerospace, Inc.	259,304	19,142
*	Clean Harbors, Inc.	300,314	17,616
	Equifax, Inc.	315,351	18,874
	Fastenal Co.	143,081	7,190
	Graco, Inc.	250,736	18,570
	J.B. Hunt Transport Services, Inc.	250,736	18,286
*	Jacobs Engineering Group, Inc.	383,719	22,325
*	Stericycle, Inc.	219,376	25,316
	TransDigm Group, Inc.	127,545	17,690

	Total		186,535

	Information Technology (20.6%)
*	Akamai Technologies, Inc.	235,284	12,164
	Amphenol Corp. - Class A	181,683	14,059
*	Citrix Systems, Inc.	406,656	28,714
*	CoStar Group, Inc.	96,385	16,183
	FactSet Research Systems, Inc.	127,124	13,869
*	Gartner, Inc.	218,652	13,119
*	Genpact, Ltd.	1,222,963	23,090
*	Guidewire Software, Inc.	226,513	10,671
*	NeuStar, Inc. - Class A	176,543	8,735
*	Pandora Media, Inc.	328,177	8,247
*	Red Hat, Inc.	211,568	9,762
*	Solarwinds, Inc.	417,573	14,640
*	Trimble Navigation, Ltd.	711,893	21,150
*	VeriSign, Inc.	303,411	15,441

	Total		209,844

	Materials (3.6%)
	Airgas, Inc.	198,145	21,013
	Cytec Industries, Inc.	194,216	15,802

	Total		36,815

	Telecommunication Services (0.5%)
*	SBA Communications Corp. - Class A	68,330	5,498

	Total		5,498

	Total Common Stocks
	(Cost: $919,212)		991,415

	Total Investments (97.1%)
	(Cost: $919,212)(a)		991,415

	Other Assets, Less
	Liabilities (2.9%)		29,699

	Net Assets (100.0%)		1,021,114

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $919,212 and the net unrealized appreciation of investments based on that cost was $72,203 which is comprised of $86,929 aggregate gross unrealized appreciation and $14,726 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$991,415	$-	$-
Total	$991,415	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.6%)
	Aaron’s, Inc.	30,200	837
	Advance Auto Parts, Inc.	28,950	2,394
*	Aeropostale, Inc.	31,200	293
*	AMC Networks, Inc. - Class A	23,560	1,613
	American Eagle Outfitters, Inc.	67,410	943
*	Ann, Inc.	18,220	660
*	Apollo Group, Inc. - Class A	39,470	821
*	Ascena Retail Group, Inc.	50,620	1,009
*	Bally Technologies, Inc.	15,460	1,114
*	Big Lots, Inc.	23,170	859
	Bob Evans Farms, Inc.	10,840	621
	Brinker International, Inc.	26,320	1,067
*	Cabela’s, Inc.	18,510	1,167
	Carter’s, Inc.	23,550	1,787
	The Cheesecake Factory, Inc.	19,720	867
	Chico’s FAS, Inc.	63,920	1,065
	Cinemark Holdings, Inc.	41,260	1,310
	CST Brands, Inc.	24,040	716
*	Deckers Outdoor Corp.	13,710	904
	DeVry, Inc.	22,530	689
	Dick’s Sporting Goods, Inc.	40,410	2,157
	Domino’s Pizza, Inc.	22,120	1,503
*	DreamWorks Animation SKG, Inc. - Class A	28,300	805
	Foot Locker, Inc.	59,020	2,003
	Gentex Corp.	57,340	1,467
	Guess?, Inc.	23,620	705
	Hanesbrands, Inc.	39,350	2,452
	HSN, Inc.	13,330	715
	International Speedway Corp. - Class A	11,090	358
*	Jarden Corp.	46,990	2,274
	John Wiley & Sons, Inc. - Class A	18,410	878
	KB Home	32,980	594
*	Lamar Advertising Co. - Class A	25,920	1,219
*	Life Time Fitness, Inc.	15,680	807
*	LKQ Corp.	119,290	3,801
	M.D.C. Holdings, Inc.	15,540	466
	Matthews International Corp. - Class A	10,900	415
	Meredith Corp.	14,710	701
*	Mohawk Industries, Inc.	24,210	3,153
*	Murphy USA, Inc.	17,640	713
	The New York Times Co. - Class A	49,900	627
*	NVR, Inc.	1,690	1,553
*	Office Depot, Inc.	95,280	460
*	Panera Bread Co. - Class A	11,140	1,766
	Polaris Industries, Inc.	25,450	3,288
	Regis Corp.	17,330	254

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Rent-A-Center, Inc.	21,220	809
*	Saks, Inc.	40,590	647
	Scholastic Corp.	10,260	294
*	Scientific Games Corp. - Class A	19,280	312
	Service Corp. International	84,250	1,569
	Signet Jewelers, Ltd.	32,010	2,294
	Sotheby’s	27,160	1,334
*	Tempur-Pedic International, Inc.	24,030	1,056
	Thor Industries, Inc.	17,710	1,028
*	Toll Brothers, Inc.	60,420	1,959
	Tractor Supply Co.	55,500	3,728
	Tupperware Brands Corp.	20,550	1,775
*	Under Armour, Inc.	31,870	2,532
	Valassis Communications, Inc.	15,020	434
	The Wendy’s Co.	112,560	955
	Williams-Sonoma, Inc.	35,380	1,988
*	WMS Industries, Inc.	21,810	566

	Total		79,150

	Consumer Staples (3.7%)
	Church & Dwight Co., Inc.	55,080	3,307
*	Dean Foods Co.	37,340	721
	Energizer Holdings, Inc.	24,750	2,256
	Flowers Foods, Inc.	69,560	1,491
*	Green Mountain Coffee Roasters, Inc.	52,130	3,927
	Harris Teeter Supermarkets, Inc.	19,660	967
	Hillshire Brands Co.	48,920	1,504
	Ingredion, Inc.	30,820	2,039
	Lancaster Colony Corp.	7,710	604
*	Post Holdings, Inc.	12,990	524
*	SUPERVALU, INC.	78,080	643
	Tootsie Roll Industries, Inc.	8,050	248
*	United Natural Foods, Inc.	19,600	1,317
	Universal Corp.	9,220	470
*	WhiteWave Food Co. - Class A	68,800	1,374

	Total		21,392

	Energy (5.5%)
*	Alpha Natural Resources, Inc.	88,040	525
	Arch Coal, Inc.	84,360	347
*	Atwood Oceanics, Inc.	22,880	1,259
*	Bill Barrett Corp.	19,390	487
	CARBO Ceramics, Inc.	7,890	782
	Cimarex Energy Co.	34,380	3,314
*	Dresser-Rand Group, Inc.	30,310	1,891
*	Dril-Quip, Inc.	16,130	1,851
	Energen Corp.	28,710	2,193
*	Helix Energy Solutions Group, Inc.	39,090	992

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	HollyFrontier Corp.	79,440	3,345
	Oceaneering International, Inc.	43,010	3,494
*	Oil States International, Inc.	21,920	2,268
	Patterson-UTI Energy, Inc.	58,570	1,252
*	Rosetta Resources, Inc.	24,290	1,323
	SM Energy Co.	26,600	2,053
*	Superior Energy Services, Inc.	63,420	1,588
	Tidewater, Inc.	19,670	1,166
*	Unit Corp.	17,370	808
	World Fuel Services Corp.	28,930	1,080

	Total		32,018

	Financials (21.8%)
*	Affiliated Managers Group, Inc.	21,010	3,837
*	Alexander & Baldwin, Inc.	17,130	617
	Alexandria Real Estate Equities, Inc.	28,400	1,813
*	Alleghany Corp.	6,690	2,741
	American Campus Communities, Inc.	41,650	1,422
	American Financial Group, Inc.	28,290	1,529
	Apollo Investment Corp.	89,330	728
	Arthur J. Gallagher & Co.	50,760	2,216
	Aspen Insurance Holdings, Ltd.	26,840	974
	Associated Banc-Corp.	65,960	1,022
	Astoria Financial Corp.	33,250	414
	BancorpSouth, Inc.	33,300	664
	Bank of Hawaii Corp.	17,720	965
	BioMed Realty Trust, Inc.	76,370	1,420
	BRE Properties, Inc.	30,670	1,557
	Brown & Brown, Inc.	47,230	1,516
	Camden Property Trust	33,890	2,082
	Cathay General Bancorp	29,160	681
	CBOE Holdings, Inc.	34,860	1,577
	City National Corp.	18,800	1,253
	Commerce Bancshares, Inc.	30,640	1,342
	Corporate Office Properties Trust	34,720	802
	Corrections Corp. of America	45,990	1,589
	Cullen/Frost Bankers, Inc.	20,830	1,470
	Duke Realty Corp.	129,200	1,995
	East West Bancorp, Inc.	54,740	1,749
	Eaton Vance Corp.	48,230	1,873
	Equity One, Inc.	25,140	550
	Essex Property Trust, Inc.	15,120	2,233
	Everest Re Group, Ltd.	19,330	2,811
	Extra Space Storage, Inc.	42,170	1,929

Index 400 Stock Portfolio

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Federal Realty Investment Trust	26,110	2,649
	Federated Investors, Inc. - Class B	37,430	1,017
	Fidelity National Financial, Inc. - Class A	85,860	2,284
	First American Financial Corp.	42,510	1,035
	First Horizon National Corp.	95,620	1,051
	First Niagara Financial Group, Inc.	140,710	1,459
	FirstMerit Corp.	65,600	1,424
	Fulton Financial Corp.	77,040	900
	Greenhill & Co., Inc.	10,370	517
	Hancock Holding Co.	32,630	1,024
	Hanover Insurance Group, Inc.	17,410	963
	HCC Insurance Holdings, Inc.	39,790	1,744
	Highwoods Properties, Inc.	35,710	1,261
	Home Properties, Inc.	22,600	1,305
	Hospitality Properties Trust	55,550	1,572
	International Bancshares Corp.	22,700	491
	Janus Capital Group, Inc.	59,500	506
	Jones Lang LaSalle, Inc.	17,660	1,542
	Kemper Corp.	20,810	699
	Kilroy Realty Corp.	32,280	1,612
	Liberty Property Trust	56,790	2,022
	Mack-Cali Realty Corp.	34,980	767
	Mercury General Corp.	14,420	697
*	MSCI, Inc.	48,080	1,936
	National Retail Properties, Inc.	48,170	1,533
	New York Community Bancorp, Inc.	175,240	2,648
	Old Republic International Corp.	96,040	1,479
	OMEGA Healthcare Investors, Inc.	46,570	1,391
	Potlatch Corp.	16,110	639
	Primerica, Inc.	21,740	877
	Prosperity Bancshares, Inc.	22,310	1,380
	Protective Life Corp.	31,200	1,328
	Raymond James Financial, Inc.	48,920	2,038
	Rayonier, Inc.	50,130	2,790
	Realty Income Corp.	77,970	3,099
	Regency Centers Corp.	36,680	1,773
	Reinsurance Group of America, Inc.	28,220	1,890
	SEI Investments Co.	57,560	1,779
	Senior Housing Properties Trust	74,760	1,745
*	Signature Bank	18,790	1,720
	SL Green Realty Corp.	36,560	3,248
	StanCorp Financial Group, Inc.	17,650	971
*	SVB Financial Group	18,110	1,564

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Synovus Financial Corp.	388,860	1,283
	Taubman Centers, Inc.	25,370	1,708
	TCF Financial Corp.	65,390	934
	Trustmark Corp.	26,700	683
	UDR, Inc.	99,670	2,362
	Valley National Bancorp	79,280	789
	W.R. Berkley Corp.	43,570	1,867
	Waddell & Reed Financial, Inc. - Class A	34,070	1,754
	Washington Federal, Inc.	41,140	851
	Webster Financial Corp.	35,880	916
	Weingarten Realty Investors	44,590	1,308
	Westamerica Bancorporation	10,640	529

	Total		126,724

	Health Care (8.6%)
*	Allscripts Healthcare Solutions, Inc.	62,990	937
*	Bio-Rad Laboratories, Inc. - Class A	7,960	936
*	Charles River Laboratories International, Inc.	19,500	902
	Community Health Systems, Inc.	37,680	1,564
	The Cooper Cos., Inc.	19,460	2,524
*	Covance, Inc.	22,220	1,921
*	Cubist Pharmaceuticals, Inc.	25,150	1,598
*	Endo Pharmaceuticals Holdings, Inc.	45,390	2,063
*	Health Management Associates, Inc. - Class A	103,430	1,324
*	Health Net, Inc.	31,560	1,000
*	Henry Schein, Inc.	34,380	3,565
	Hill-Rom Holdings, Inc.	23,320	836
*	HMS Holdings Corp.	34,900	751
*	Hologic, Inc.	107,500	2,220
*	IDEXX Laboratories, Inc.	20,890	2,082
*	LifePoint Hospitals, Inc.	18,900	881
*	Mallinckrodt PLC	22,930	1,011
	Masimo Corp.	20,430	544
*	MEDNAX, Inc.	20,120	2,020
*	Mettler-Toledo International, Inc.	11,900	2,857
	Omnicare, Inc.	41,130	2,283
	Owens & Minor, Inc.	25,160	870
	ResMed, Inc.	56,460	2,982
*	Salix Pharmaceuticals, Ltd.	24,510	1,639
	STERIS Corp.	23,490	1,009
	Techne Corp.	13,180	1,055
	Teleflex, Inc.	16,350	1,345
*	Thoratec Corp.	22,870	853
*	United Therapeutics Corp.	18,260	1,440
	Universal Health Services, Inc. - Class B	35,520	2,664
*	VCA Antech, Inc.	35,220	967

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	WellCare Health Plans, Inc.	17,310	1,207

	Total		49,850

	Industrials (15.6%)
	Acuity Brands, Inc.	17,020	1,566
*	Aecom Technology Corp.	40,070	1,253
	AGCO Corp.	35,980	2,174
	Alaska Air Group, Inc.	27,750	1,738
	Alliant Techsystems, Inc.	12,730	1,242
*	B/E Aerospace, Inc.	39,150	2,890
	The Brink’s Co.	19,170	543
	Carlisle Cos., Inc.	25,360	1,783
	CLARCOR, Inc.	19,830	1,101
*	Clean Harbors, Inc.	21,920	1,286
	Con-way, Inc.	22,460	968
*	Copart, Inc.	44,380	1,411
	The Corporate Executive Board Co.	13,350	970
	Crane Co.	19,390	1,196
	Deluxe Corp.	20,030	834
	Donaldson Co., Inc.	53,740	2,049
*	Esterline Technologies Corp.	12,470	996
	Exelis, Inc.	74,850	1,176
	Fortune Brands Home & Security, Inc.	65,980	2,747
*	FTI Consulting, Inc.	16,200	612
	GATX Corp.	18,360	872
	General Cable Corp.	19,780	628
*	Genesee & Wyoming, Inc. - Class A	16,980	1,579
	Graco, Inc.	24,390	1,806
	Granite Construction, Inc.	14,320	438
	Harsco Corp.	32,060	798
	Herman Miller, Inc.	23,330	681
	HNI Corp.	18,040	653
	Hubbell, Inc. - Class B	21,450	2,247
	Huntington Ingalls Industries, Inc.	19,790	1,334
	IDEX Corp.	32,500	2,121
	ITT Corp.	35,890	1,290
	J.B. Hunt Transport Services, Inc.	36,300	2,647
*	JetBlue Airways Corp.	86,410	576
	KBR, Inc.	58,830	1,920
	Kennametal, Inc.	30,940	1,411
*	Kirby Corp.	22,560	1,953
	Landstar System, Inc.	18,170	1,017
	Lennox International, Inc.	18,260	1,374
	Lincoln Electric Holdings, Inc.	32,670	2,176
	Manpower, Inc.	31,120	2,264
	Matson, Inc.	16,980	445
	Mine Safety Appliances Co.	12,560	648
	MSC Industrial Direct Co., Inc. - Class A	19,150	1,558
	Nordson Corp.	24,000	1,767
*	Oshkosh Corp.	34,570	1,693
	R.R. Donnelley & Sons Co.	72,220	1,141

Index 400 Stock Portfolio

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Regal-Beloit Corp.	17,910	1,217
	Rollins, Inc.	25,550	677
	SPX Corp.	18,020	1,525
*	Terex Corp.	44,240	1,486
	The Timken Co.	31,720	1,916
	Towers Watson & Co. - Class A	25,580	2,736
	Trinity Industries, Inc.	31,250	1,417
	Triumph Group, Inc.	20,670	1,451
*	United Rentals, Inc.	37,080	2,161
	URS Corp.	29,770	1,600
	UTI Worldwide, Inc.	36,220	547
	Valmont Industries, Inc.	10,640	1,478
	Wabtec Corp.	38,270	2,406
	Waste Connections, Inc.	49,080	2,229
	Watsco, Inc.	10,700	1,009
	Werner Enterprises, Inc.	18,210	425
	Woodward, Inc.	24,070	983

	Total		90,835

	Information Technology (15.8%)
*	3D Systems Corp.	37,560	2,028
*	ACI Worldwide, Inc.	15,720	850
*	Acxiom Corp.	29,440	836
	ADTRAN, Inc.	23,140	616
*	Advanced Micro Devices, Inc.	243,270	924
	Advent Software, Inc.	16,410	521
*	Alliance Data Systems Corp.	19,370	4,096
*	ANSYS, Inc.	36,740	3,179
*	AOL, Inc.	30,520	1,055
*	Arrow Electronics, Inc.	39,820	1,932
*	Atmel Corp.	169,950	1,264
	Avnet, Inc.	54,520	2,274
	Broadridge Financial Solutions, Inc.	47,330	1,503
*	Cadence Design Systems, Inc.	112,860	1,524
*	Ciena Corp.	41,000	1,024
*	CommVault Systems, Inc.	17,460	1,534
	Compuware Corp.	85,320	956
*	Concur Technologies, Inc.	18,710	2,067
	Convergys Corp.	41,240	773
*	CoreLogic, Inc.	38,000	1,028
*	Cree, Inc.	47,740	2,873
	Cypress Semiconductor Corp.	54,580	510
	Diebold, Inc.	25,380	745
	DST Systems, Inc.	11,970	903
*	Equinix, Inc.	19,620	3,603
	FactSet Research Systems, Inc.	16,030	1,749
	Fair Isaac Corp.	13,990	773
*	Fairchild Semiconductor International, Inc.	50,720	704
*	Gartner, Inc.	37,030	2,222
	Global Payments, Inc.	30,040	1,534
*	Informatica Corp.	43,020	1,676
*	Ingram Micro, Inc. - Class A	60,720	1,400

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Integrated Device Technology, Inc.	54,210	511
	InterDigital, Inc.	16,370	611
*	International Rectifier Corp.	28,140	697
	Intersil Corp. - Class A	50,600	568
*	Itron, Inc.	15,550	666
	Jack Henry & Associates, Inc.	33,890	1,749
	Leidos Holdings, Inc.	28,947	1,318
	Lender Processing Services, Inc.	33,910	1,128
	Lexmark International, Inc. - Class A	24,880	821
	ManTech International Corp. - Class A	9,450	272
	Mentor Graphics Corp.	38,270	894
*	MICROS Systems, Inc.	30,450	1,521
*	Monster Worldwide, Inc.	44,930	199
	National Instruments Corp.	38,690	1,197
*	NCR Corp.	65,980	2,613
*	NeuStar, Inc. - Class A	25,580	1,266
	Plantronics, Inc.	17,430	803
*	Polycom, Inc.	67,420	736
*	PTC, Inc.	47,520	1,351
*	Rackspace Hosting, Inc.	45,290	2,389
*	RF Micro Devices, Inc.	111,820	631
*	Riverbed Technology, Inc.	65,290	953
*	Rovi Corp.	40,390	774
*	Science Applications International Corp.	16,541	558
*	Semtech Corp.	27,050	811
*	Silicon Laboratories, Inc.	15,620	667
*	Skyworks Solutions, Inc.	74,620	1,854
*	Solarwinds, Inc.	26,080	914
	Solera Holdings, Inc.	27,350	1,446
*	SunEdison, Inc.	95,800	764
*	Synopsys, Inc.	61,370	2,314
*	Tech Data Corp.	15,010	749
*	TIBCO Software, Inc.	60,720	1,554
*	Trimble Navigation, Ltd.	102,040	3,032
*	ValueClick, Inc.	27,760	579
*	VeriFone Systems, Inc.	43,420	993
*	Vishay Intertechnology, Inc.	52,520	677
*	WEX, Inc.	15,440	1,355
*	Zebra Technologies Corp. - Class A	20,180	919

	Total		91,530

	Materials (6.8%)
	Albemarle Corp.	32,340	2,036
	AptarGroup, Inc.	26,350	1,584
	Ashland, Inc.	28,600	2,645
	Cabot Corp.	23,610	1,008
	Carpenter Technology Corp.	21,020	1,222
	Commercial Metals Co.	46,500	788
	Compass Minerals International, Inc.	13,300	1,014

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Cytec Industries, Inc.	14,500	1,180
	Domtar Corp.	12,980	1,031
	Eagle Materials, Inc.	19,700	1,429
	Grief, Inc. - Class A	12,100	593
	Intrepid Potash, Inc.	22,090	346
*	Louisiana-Pacific Corp.	55,770	981
	Martin Marietta Materials, Inc.	18,380	1,804
	Minerals Technologies, Inc.	13,780	680
	NewMarket Corp.	4,550	1,310
	Olin Corp.	31,880	736
	Packaging Corp. of America	39,070	2,231
	Reliance Steel & Aluminum Co.	30,600	2,242
	Rock-Tenn Co. - Class A	28,610	2,897
	Royal Gold, Inc.	25,850	1,258
	RPM International, Inc.	52,810	1,912
	The Scotts Miracle-Gro Co. - Class A	17,460	961
	Sensient Technologies Corp.	19,890	953
	Silgan Holdings, Inc.	17,390	817
	Sonoco Products Co.	39,910	1,554
	Steel Dynamics, Inc.	87,760	1,467
	The Valspar Corp.	32,040	2,032
	Worthington Industries, Inc.	21,010	723

	Total		39,434

	Telecommunication Services (0.5%)
	Telephone and Data Systems, Inc.	39,170	1,158
*	tw telecom, Inc.	57,900	1,729

	Total		2,887

	Utilities (4.8%)
	Alliant Energy Corp.	44,100	2,185
	Aqua America, Inc.	70,140	1,735
	Atmos Energy Corp.	36,030	1,534
	Black Hills Corp.	17,700	883
	Cleco Corp.	24,030	1,077
	Great Plains Energy, Inc.	61,120	1,357
	Hawaiian Electric Industries, Inc.	39,400	989
	IDACORP, Inc.	19,970	967
	MDU Resources Group, Inc.	75,060	2,099
	National Fuel Gas Co.	33,240	2,286
	NV Energy, Inc.	93,640	2,211
	OGE Energy Corp.	78,840	2,845
	PNM Resources, Inc.	31,660	716
	Questar Corp.	69,600	1,565
	UGI Corp.	45,350	1,775
	Vectren Corp.	32,720	1,091
	Westar Energy, Inc.	50,490	1,547

Index 400 Stock Portfolio

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	WGL Holdings, Inc.	20,570	879

	Total		27,741

	Total Common Stocks
	(Cost: $402,243)		561,561

	Short-Term Investments (3.2%)

	Commercial Paper (3.2%)
	American Electric Power Co., Inc., 0.25%, 10/3/13	5,000,000	5,000
(b)	Atlantic Asset Securitization LLC, 0.08%, 10/2/13	1,800,000	1,800
	Federal Home Loan Bank, 0.07%, 11/12/13	2,000,000	1,999
	Govco LLC, 0.14%, 10/21/13	5,000,000	5,000
	Toyota Motor Credit Corp., 0.05%, 10/17/13	5,000,000	5,000

	Total		18,799

	Total Short-Term Investments
	(Cost: $18,799)		18,799

	Total Investments (99.9%)
	(Cost: $421,042)(a)		580,360

	Other Assets, Less
	Liabilities (0.1%)		553

	Net Assets (100.0%)		580,913

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $421,042 and the net unrealized appreciation of investments based on that cost was $159,318 which is comprised of $182,772 aggregate gross unrealized appreciation and $23,454 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2013, $18,917)	153	12/13	$64

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$561,561	$-	$-
Short-Term Investments	-	18,799	-
Other Financial Instruments^
Futures	64	-	-
Total	$561,625	$18,799	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (5.6%)
	Autoliv, Inc.	17,881	1,563
*	Bed Bath & Beyond, Inc.	9,658	747
	Carnival Corp.	87,007	2,840
	CEC Entertainment, Inc.	33,218	1,523
	Coach, Inc.	17,518	955
	Hasbro, Inc.	23,046	1,086
	International Game Technology	115,134	2,180
	Lowe’s Cos., Inc.	80,720	3,843
	Target Corp.	42,886	2,744

	Total		17,481

	Consumer Staples (6.5%)
	ConAgra Foods, Inc.	57,350	1,740
	Dr. Pepper Snapple Group, Inc.	66,260	2,970
	General Mills, Inc.	28,903	1,385
	The Hillshire Brands Co.	128,563	3,952
	Kellogg Co.	26,145	1,535
	Kraft Foods Group, Inc.	29,670	1,556
	Mondelez International, Inc.	69,173	2,173
	Sysco Corp.	153,647	4,891

	Total		20,202

	Energy (6.0%)
	Apache Corp.	43,082	3,668
*	Cameron International Corp.	23,010	1,343
	Devon Energy Corp.	54,861	3,169
	Helmerich & Payne, Inc.	27,526	1,898
	Murphy Oil Corp.	39,260	2,368
	Peabody Energy Corp.	28,650	494
*	Southwestern Energy Co.	86,611	3,151
	Williams Partners LP	49,509	2,618

	Total		18,709

	Financials (22.4%)
	ACE, Ltd.	35,362	3,308
	The Allstate Corp.	41,444	2,095
	American Tower Corp.	43,457	3,221
	Annaly Capital Management, Inc.	263,072	3,046
	Aon PLC	9,465	705
	Boston Properties, Inc.	7,460	798
	Capitol Federal Financial, Inc.	69,170	860
	The Charles Schwab Corp.	39,293	831
	The Chubb Corp.	32,370	2,889
	Comerica, Inc.	43,243	1,700
	Commerce Bancshares, Inc.	63,646	2,788
	Cullen/Frost Bankers, Inc.	27,708	1,955
	Federal Realty Investment Trust	15,260	1,548
	Franklin Resources, Inc.	61,646	3,116
	HCC Insurance Holdings, Inc.	57,544	2,522
	KeyCorp	80,571	919
	LPL Financial Holdings, Inc.	53,903	2,065
	Marsh & McLennan Cos., Inc.	59,267	2,581

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Northern Trust Corp.	158,983	8,647
	People’s United Financial, Inc.	219,873	3,162
	Piedmont Office Realty Trust, Inc. - Class A	209,489	3,637
	PNC Financial Services Group, Inc.	50,233	3,639
	Reinsurance Group of America, Inc.	48,138	3,225
	State Street Corp.	9,766	642
	SunTrust Banks, Inc.	66,592	2,159
	Symetra Financial Corp.	72,739	1,296
	The Travelers Cos., Inc.	30,186	2,559
	Unum Group	55,883	1,701
	Westamerica Bancorporation	47,088	2,342

	Total		69,956

	Health Care (13.7%)
	Agilent Technologies, Inc.	63,275	3,243
	Becton, Dickinson and Co.	19,762	1,977
*	Bio-Rad Laboratories, Inc. - Class A	11,090	1,304
*	Boston Scientific Corp.	171,497	2,013
*	CareFusion Corp.	105,091	3,878
	CIGNA Corp.	17,208	1,323
*	Hospira, Inc.	72,084	2,827
	Humana, Inc.	19,435	1,814
*	LifePoint Hospitals, Inc.	87,415	4,076
*	Mallinckrodt PLC	53,968	2,379
	Medtronic, Inc.	55,495	2,955
	Patterson Cos., Inc.	52,838	2,124
	Quest Diagnostics, Inc.	49,118	3,035
	STERIS Corp.	35,814	1,539
	Stryker Corp.	56,014	3,786
*	Varian Medical Systems, Inc.	15,320	1,145
	Zimmer Holdings, Inc.	40,898	3,359

	Total		42,777

	Industrials (15.4%)
	ABB, Ltd., ADR	82,934	1,956
	The ADT Corp.	140,562	5,715
	Brady Corp. - Class A	35,427	1,081
	Corrections Corp. of America	95,174	3,288
	General Dynamics Corp.	31,941	2,796
	Heartland Express, Inc.	218,698	3,103
	Kaydon Corp.	10,365	368
	Northrop Grumman Corp.	21,011	2,002
	Raytheon Co.	35,643	2,747
	Regal-Beloit Corp.	24,317	1,652
	Republic Services, Inc.	307,633	10,263
	Southwest Airlines Co.	234,238	3,411
	Textron, Inc.	103,980	2,871
	Tyco International, Ltd.	102,120	3,572
	Waste Management, Inc.	37,523	1,547
	Xylem, Inc.	64,381	1,798

	Total		48,170

Mid Cap Value Portfolio

	Common Stocks (90.5%)		Shares/ $ Par	Value $ (000’s)

	Information Technology (6.6%)
	Analog Devices, Inc.		20,246	952
	Applied Materials, Inc.		222,919	3,910
	Avago Technologies, Ltd.		40,670	1,754
	KLA-Tencor Corp.		21,725	1,322
	Maxim Integrated Products, Inc.		57,419	1,711
	Microchip Technology, Inc.		37,794	1,523
	Molex, Inc. - Class A		9,473	362
	SanDisk Corp.		16,467	980
	TE Connectivity, Ltd.		35,917	1,860
*	Teradyne, Inc.		238,125	3,934
	Western Digital Corp.		34,279	2,173

	Total			20,481

	Materials (3.0%)
	Bemis Co., Inc.		49,149	1,917
	Newmont Mining Corp.		110,857	3,115
	Nucor Corp.		52,549	2,576
	Sonoco Products Co.		49,397	1,924

	Total			9,532

	Telecommunication Services (1.6%)
	CenturyLink, Inc.		100,377	3,150
*	tw telecom, Inc.		66,811	1,995

	Total			5,145

	Utilities (9.7%)
	AGL Resources, Inc.		34,379	1,582
	Consolidated Edison, Inc.		56,480	3,114
	The Empire District Electric Co.		82,560	1,788
	Great Plains Energy, Inc.		190,815	4,236
	IDACORP, Inc.		17,066	826
	The Laclede Group, Inc.		53,948	2,428
	Northeast Utilities		38,583	1,592
	NorthWestern Corp.		36,830	1,654
	PG&E Corp.		63,749	2,609
	Portland General Electric Co.		62,099	1,753
	Southwest Gas Corp.		26,051	1,303
	Westar Energy, Inc.		139,202	4,267
	Xcel Energy, Inc.		116,203	3,208

	Total			30,360

	Total Common Stocks
	(Cost: $259,172)			282,813

	Foreign Common Stocks (4.2%)	Country

	Energy (2.7%)
	Imperial Oil, Ltd.	Canada	189,300	8,402

	Total			8,402

	Industrials (1.0%)
	Royal Philips Electronics NV	Netherlands	99,991	3,224

	Total			3,224

Foreign Common Stocks (4.2%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (0.5%)
Rogers Communications, Inc. - Class B	Canada	36,949	1,595

Total			1,595

Total Foreign Common Stocks
(Cost: $12,079)			13,221

Investment Companies (3.4%)

Domestic Equity (3.4%)
iShares Russell Midcap Value Index Fund		173,781	10,583

Total			10,583

Total Investment Companies
(Cost: $9,487)			10,583

Short-Term Investments (1.6%)

Commercial Paper (1.6%)
Federal Farm Credit Discount Notes, 0.00%, 10/1/13		5,000,000	5,000

Total			5,000

Money Market Funds (0.0%)
JPMorgan Money Market Fund		9	-	(m)

Total			-	(m)

Total Short-Term Investments
(Cost: $5,000)			5,000

Total Investments (99.7%)
(Cost: $285,738)(a)			311,617

Other Assets, Less
Liabilities (0.3%)			897

Net Assets (100.0%)			312,514

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $285,738 and the net unrealized appreciation of investments based on that cost was $25,879 which is comprised of $28,625 aggregate gross unrealized appreciation and $2,746 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CAD	8,577	10/13	$3	$-	$3
Sell	HSBC Bank USA	CHF	1,527	10/13	-	(15)	(15)
Sell	HSBC Bank USA	EUR	2,092	10/13	-	-	- (m )

					$3	$(15)	$(12)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$282,813		$-	$-
Foreign Common Stocks	13,221		-	-
Investment Companies	10,583		-	-
Short-Term Investments	- (m	)	5,000	-
Other Financial Instruments^
Forward Currency Contracts	-		3	-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-		(15)	-
Total	$306,617		$4,988	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.4%)
	Arctic Cat, Inc.	58,300	3,326
*	Bloomin’ Brands, Inc.	192,200	4,538
	Brinker International, Inc.	89,500	3,627
*	Buffalo Wild Wings, Inc.	47,600	5,294
	Core-Mark Holding Co., Inc.	65,400	4,345
	Dana Holding Corp.	173,250	3,957
*	Del Frisco’s Restaurant Group, Inc.	95,100	1,918
	DSW, Inc. - Class A	49,850	4,253
*	Fifth & Pacific Cos., Inc.	173,600	4,363
*	Five Below, Inc.	65,170	2,851
	Group 1 Automotive, Inc.	45,700	3,550
	HSN, Inc.	83,720	4,489
*	Ignite Restaurant Group, Inc.	151,435	2,350
*	Leapfrog Enterprises, Inc.	253,320	2,386
*	Marriott Vacations Worldwide Corp.	81,970	3,607
*	Mattress Firm Holding Corp.	91,740	2,917
	Pier 1 Imports, Inc.	198,245	3,870
	Sotheby’s	83,300	4,093
*	Steven Madden, Ltd.	91,600	4,931
*	Taylor Morrison Home Corp. - Class A	97,600	2,211
*	Tenneco, Inc.	123,750	6,249

	Total		79,125

	Consumer Staples (3.7%)
	Casey’s General Stores, Inc.	82,100	6,035
*	Darling International, Inc.	151,100	3,197
*	Elizabeth Arden, Inc.	85,000	3,138
*	Natural Grocers by Vitamin Cottage, Inc.	51,516	2,045
*	Prestige Brands Holdings, Inc.	109,600	3,301

	Total		17,716

	Energy (5.6%)
	Energy XXI (Bermuda), Ltd.	128,100	3,869
*	EPL Oil & Gas, Inc.	66,700	2,475
*	Gulfport Energy Corp.	49,900	3,211
*	Jones Energy, Inc. - Class A	130,500	2,142
*	Kodiak Oil & Gas Corp.	143,700	1,733
	PBF Energy, Inc.	92,780	2,083
*	Rex Energy Corp.	160,200	3,572
*	Rosetta Resources, Inc.	89,500	4,874
	SemGroup Corp.	55,900	3,187

	Total		27,146

	Financials (7.2%)
	Altisource Residential Corp.	113,800	2,615
	AMERISAFE, Inc.	72,400	2,571

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Colonial Properties Trust	77,500	1,743
	Coresite Realty Corp.	73,500	2,495
*	DFC Global Corp.	30,976	340
	EverBank Financial Corp.	135,120	2,024
	First Merchants Corp.	111,800	1,938
	Flushing Financial Corp.	82,500	1,522
	Glimcher Realty Trust	206,493	2,013
	HFF, Inc. - Class A	58,600	1,468
*	Portfolio Recovery Associates, Inc.	37,620	2,255
	Protective Life Corp.	59,300	2,523
	Ramco-Gershenson Properties Trust	110,800	1,707
	Sunstone Hotel Investors, Inc.	227,200	2,895
	Umpqua Holdings Corp.	132,100	2,143
*	Walter Investment Management Corp.	42,040	1,662
	Wintrust Financial Corp.	65,200	2,678

	Total		34,592

	Health Care (18.7%)
*	Acorda Therapeutics, Inc.	79,800	2,736
*	Agios Pharmaceuticals, Inc.	53,020	1,482
*	Alnylam Pharmaceuticals, Inc.	59,300	3,796
*	Anacor Pharmaceuticals, Inc.	134,646	1,430
	Atrion Corp.	8,954	2,317
*	Bruker Corp.	184,425	3,808
*	Cadence Pharmaceuticals, Inc.	249,600	1,575
*	CorVel Corp.	77,500	2,865
*	Cubist Pharmaceuticals, Inc.	86,400	5,491
*	Cyberonics, Inc.	52,180	2,648
*	DexCom, Inc.	200,300	5,654
*	Exelixis, Inc.	426,515	2,482
*	Foundation Medicine, Inc.	2,100	83
*	Globus Medical, Inc. - Class A	174,180	3,041
	HEALTHSOUTH Corp.	139,470	4,809
*	HeartWare International, Inc.	25,500	1,867
*	Hyperion Therapeutics, Inc.	84,500	2,208
*	ICU Medical, Inc.	58,800	3,994
*	ImmunoGen, Inc.	154,800	2,635
*	Infinity Pharmaceuticals, Inc.	110,180	1,923
*	The Medicines Co.	152,000	5,095
*	NPS Pharmaceuticals, Inc.	181,940	5,788
*	PAREXEL International Corp.	89,000	4,470
*	Puma Biotechnology, Inc.	35,800	1,921
*	Salix Pharmaceuticals, Ltd.	64,190	4,293
*	Seattle Genetics, Inc.	45,610	1,999
*	Tesaro, Inc.	68,400	2,650

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	U.S. Physical Therapy, Inc.	114,240	3,551
*	Vascular Solutions, Inc.	176,064	2,958
*	WellCare Health Plans, Inc.	14,240	993

	Total		90,562

	Industrials (17.1%)
	A.O. Smith Corp.	74,430	3,364
	AAON, Inc.	72,449	1,924
	Acuity Brands, Inc.	48,900	4,500
	Altra Holdings, Inc.	94,700	2,548
	Applied Industrial Technologies, Inc.	61,200	3,152
*	Astronics Corp.	80,700	4,012
*	Avis Budget Group, Inc.	137,750	3,971
	AZZ, Inc.	66,400	2,780
	Celadon Group, Inc.	104,000	1,942
*	Chart Industries, Inc.	46,370	5,705
	Deluxe Corp.	91,290	3,803
*	Esterline Technologies Corp.	35,600	2,844
	Exponent, Inc.	59,928	4,305
	Franklin Electric Co., Inc.	48,000	1,891
*	GP Strategies Corp.	109,700	2,876
*	GrafTech International, Ltd.	133,300	1,126
	Heico Corp.	66,880	4,531
	Lennox International, Inc.	47,500	3,575
	Lindsay Corp.	30,500	2,489
	Marten Transport, Ltd.	105,000	1,801
*	Moog, Inc. - Class A	53,325	3,129
*	On Assignment, Inc.	111,300	3,673
*	Polypore International, Inc.	61,600	2,524
	Sun Hydraulics Corp.	56,400	2,045
*	Teledyne Technologies, Inc.	46,100	3,915
*	TriMas Corp.	62,130	2,317
*	WageWorks, Inc.	35,200	1,776

	Total		82,518

	Information Technology (23.6%)
*	Aspen Technology, Inc.	130,310	4,502
	Belden, Inc.	33,650	2,155
*	Blackhawk Network Holdings, Inc.	94,690	2,275
*	Carbonite, Inc.	123,220	1,848
	Cass Information Systems, Inc.	77,810	4,153
*	CDW Corp.	97,600	2,228
	Coherent, Inc.	20,130	1,237
*	CommVault Systems, Inc.	28,915	2,540
*	Cvent, Inc.	12,710	447
*	Exlservice Holdings, Inc.	52,500	1,495
	Fair Isaac Corp.	90,420	4,998
	FEI Co.	63,260	5,554
*	Fleetmatics Group, Ltd.	94,560	3,551
*	GT Advance Technologies, Inc.	256,190	2,180

Small Cap Growth Stock Portfolio

	Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Heartland Payment Systems, Inc.	106,910	4,246
*	Higher One Holdings, Inc.	136,450	1,047
*	Imperva, Inc.	78,900	3,315
	j2 Global, Inc.	117,500	5,819
*	LivePerson, Inc.	168,815	1,594
*	Manhattan Associates, Inc.	51,260	4,893
*	Mitek Systems, Inc.	296,300	1,535
*	Model N, Inc.	152,090	1,506
*	Nanometrics, Inc.	81,600	1,315
*	NetScout Systems, Inc.	104,960	2,684
*	OpenTable, Inc.	69,970	4,896
*	Oplink Communications, Inc.	114,834	2,161
	Plantronics, Inc.	128,300	5,908
*	PTC, Inc.	141,700	4,029
*	QLIK Technologies, Inc.	105,200	3,602
*	Sapient Corp.	300,960	4,686
*	Silver Spring Networks, Inc.	96,300	1,669
	Solera Holdings, Inc.	32,970	1,743
*	SunEdison, Inc.	398,720	3,178
*	Tyler Technologies, Inc.	71,300	6,237
	Ubiquiti Networks, Inc.	136,065	4,570
*	Ultratech, Inc.	94,810	2,873
*	WEX, Inc.	13,900	1,220

	Total		113,889

	Materials (3.7%)
*	Graphic Packaging Holding Co.	400,880	3,432
*	Headwaters, Inc.	273,300	2,457
	Olin Corp.	102,300	2,360
*	Omnova Solutions, Inc.	214,530	1,834
	PolyOne Corp.	150,000	4,607
	Silgan Holdings, Inc.	68,600	3,224

	Total		17,914

	Utilities (0.5%)
	UNS Energy Corp.	55,800	2,601

	Total		2,601

	Total Common Stocks
	(Cost: $429,068)		466,063

	Investment Companies (2.3%)

	Investment Companies (2.3%)
	iShares Russell 2000 Growth Index Fund	88,720	11,165

	Total		11,165

	Total Investment Companies
	(Cost: $10,170)		11,165

	Total Investments (98.8%)
	(Cost: $439,238)(a)		477,228

	Other Assets, Less
	Liabilities (1.2%)		5,799

	Net Assets (100.0%)		483,027

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $439,238 and the net unrealized appreciation of investments based on that cost was $37,990 which is comprised of $50,368 aggregate gross unrealized appreciation and $12,378 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$466,063	$-	$-
Investment Companies	11,165	-	-
Total	$477,228	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.5%)
*	American Public Education, Inc.	2,595	98
	Arctic Cat, Inc.	1,978	113
*	Barnes & Noble, Inc.	5,478	71
	Big 5 Sporting Goods Corp.	2,611	42
*	Biglari Holdings, Inc.	250	103
*	BJ’s Restaurants, Inc.	3,648	105
*	Blue Nile, Inc.	1,827	75
	Blyth, Inc.	1,248	17
*	Boyd Gaming Corp.	11,091	157
	Brown Shoe Co., Inc.	6,033	142
	Brunswick Corp.	13,311	531
	The Buckle, Inc.	4,121	223
*	Buffalo Wild Wings, Inc.	2,761	307
	Callaway Golf Co.	10,459	74
*	Capella Education Co.	1,622	92
*	Career Education Corp.	8,482	23
	The Cato Corp. - Class A	3,957	111
	CEC Entertainment, Inc.	2,426	111
*	The Children’s Place Retail Stores, Inc.	3,280	190
*	Christopher & Banks Corp.	5,352	39
*	Corinthian Colleges, Inc.	11,699	26
	Cracker Barrel Old Country Store, Inc.	3,497	361
*	Crocs, Inc.	12,993	177
*	Digital Generation, Inc.	3,119	40
	DineEquity, Inc.	2,393	165
	Dorman Products, Inc.	4,473	222
	Drew Industries, Inc.	3,200	146
*	The E.W. Scripps Co. - Class A	4,532	83
	Ethan Allen Interiors, Inc.	3,825	107
*	Fifth & Pacific Cos., Inc.	18,034	453
	The Finish Line, Inc. - Class A	7,214	179
*	Francesca’s Holdings Corp.	6,482	121
	Fred’s, Inc. - Class A	5,023	79
*	Genesco, Inc.	3,525	231
	Group 1 Automotive, Inc.	3,122	243
	Harte-Hanks, Inc.	6,435	57
	Haverty Furniture Cos., Inc.	2,944	72
*	Helen of Troy, Ltd.	4,419	195
*	Hibbett Sports, Inc.	3,820	215
	Hillenbrand, Inc.	9,236	253
*	Iconix Brand Group, Inc.	7,973	265

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Interval Leisure Group, Inc.	5,818	137
*	iRobot Corp.	4,213	159
*	ITT Educational Services, Inc.	2,680	83
*	Jack in the Box, Inc.	6,366	255
	JAKKS Pacific, Inc.	2,525	11
*	Jos. A. Bank Clothiers, Inc.	4,115	181
*	Kirkland’s, Inc.	2,206	41
	La-Z-Boy, Inc.	7,709	175
	Lincoln Educational Services Corp.	3,142	14
	Lithia Motors, Inc. - Class A	3,306	241
*	Live Nation Entertainment, Inc.	20,717	384
*	Lumber Liquidators Holdings, Inc.	4,044	431
*	M/I Homes, Inc.	3,581	74
*	Maidenform Brands, Inc.	3,423	80
	The Marcus Corp.	2,666	39
*	MarineMax, Inc.	3,566	44
*	Marriott Vacations Worldwide Corp.	4,473	197
	The Men’s Wearhouse, Inc.	6,675	227
*	Meritage Homes Corp.	5,005	215
*	Monarch Casino & Resort, Inc.	1,420	27
	Monro Muffler Brake, Inc.	4,384	204
	Movado Group, Inc.	2,658	116
*	Multimedia Games Holding Co., Inc.	4,256	147
	Nutrisystem, Inc.	4,222	61
	OfficeMax, Inc.	12,811	164
*	Outerwall, Inc.	4,125	206
	Oxford Industries, Inc.	2,122	144
	Papa John’s International, Inc.	2,364	165
*	The Pep Boys - Manny, Moe & Jack	7,806	97
	Perry Ellis International, Inc.	1,829	34
	PetMed Express, Inc.	2,956	48
*	Pinnacle Entertainment, Inc.	8,619	216
	Pool Corp.	6,868	386
*	Quiksilver, Inc.	18,813	132
*	Red Robin Gourmet Burgers, Inc.	1,916	136
*	Ruby Tuesday, Inc.	8,464	63
	Ruth’s Hospitality Group, Inc.	5,243	62
	The Ryland Group, Inc.	6,788	275

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Select Comfort Corp.	8,175	199
*	SHFL Entertainment, Inc.	8,325	191
*	Skechers U.S.A., Inc. - Class A	5,813	181
	Sonic Automotive, Inc. - Class A	5,045	120
*	Sonic Corp.	7,641	136
	Spartan Motors, Inc.	5,018	30
	Stage Stores, Inc.	4,671	90
	Standard Motor Products, Inc.	3,042	98
*	Standard Pacific Corp.	21,988	174
	Stein Mart, Inc.	4,102	56
*	Steven Madden, Ltd.	5,896	317
	Strayer Education, Inc.	1,598	66
	Sturm, Ruger & Co., Inc.	2,844	178
	Superior Industries International, Inc.	3,428	61
	Texas Roadhouse, Inc.	8,783	231
*	Tuesday Morning Corp.	5,416	83
*	Universal Electronics, Inc.	2,247	81
	Universal Technical Institute, Inc.	3,092	38
*	Vitamin Shoppe, Inc.	4,469	196
*	VOXX International Corp.	2,861	39
*	Winnebago Industries, Inc.	4,105	107
	Wolverine World Wide, Inc.	7,381	430
*	Zale Corp.	4,780	73
*	Zumiez, Inc.	3,246	89

	Total		15,249

	Consumer Staples (3.9%)
*	Alliance One International, Inc.	11,928	35
	The Andersons, Inc.	2,577	180
*	Annie’s, Inc.	2,114	104
	B&G Foods, Inc.	7,773	269
*	The Boston Beer Co., Inc. - Class A	1,283	313
	Calavo Growers, Inc.	1,902	57
	Cal-Maine Foods, Inc.	2,197	106
	Casey’s General Stores, Inc.	5,647	415
*	Central Garden & Pet Co. - Class A	6,150	42
*	Darling International, Inc.	17,377	368
*	Diamond Foods, Inc.	3,010	71
*	The Hain Celestial Group, Inc.	7,013	541
	Inter Parfums, Inc.	2,490	75

Index 600 Stock Portfolio

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	J & J Snack Foods Corp.	2,151	174
*	Medifast, Inc.	1,875	50
	Nash Finch Co.	1,811	48
*	Prestige Brands Holdings, Inc.	7,523	227
	Sanderson Farms, Inc.	2,977	194
*	Seneca Foods Corp. - Class A	1,043	31
	Snyders-Lance, Inc.	7,142	206
	Spartan Stores, Inc.	3,219	71
*	TreeHouse Foods, Inc.	5,348	357
	WD-40 Co.	2,116	137

	Total		4,071

	Energy (4.3%)
*	Approach Resources, Inc.	5,162	136
*	Basic Energy Services, Inc.	3,911	49
	Bristow Group, Inc.	5,345	389
*	C&J Energy Services, Inc.	6,647	133
*	Carrizo Oil & Gas, Inc.	5,468	204
*	Cloud Peak Energy, Inc.	8,944	131
	Comstock Resources, Inc.	6,606	105
	Contango Oil & Gas Co.	1,966	72
*	ERA Group, Inc.	2,759	75
*	Exterran Holdings, Inc.	8,606	237
*	Forest Oil Corp.	17,658	108
*	Geospace Technologies Corp.	1,898	160
	Gulf Island Fabrication, Inc.	1,807	44
*	Gulfport Energy Corp.	11,401	734
*	Hornbeck Offshore Services, Inc.	4,767	274
*	ION Geophysical Corp.	18,010	94
*	Matrix Service Co.	3,839	75
*	Newpark Resources, Inc.	12,265	155
*	Northern Oil and Gas, Inc.	8,630	125
*	PDC Energy, Inc.	5,238	312
*	Penn Virginia Corp.	7,774	52
*	PetroQuest Energy, Inc.	8,349	34
*	Pioneer Energy Services Corp.	9,178	69
	SEACOR Holdings, Inc.	2,766	250
*	Stone Energy Corp.	7,352	238
*	Swift Energy Co.	6,378	73
*	Tesco Corp.	4,593	76
*	TETRA Technologies, Inc.	11,574	145

	Total		4,549

	Financials (19.3%)
	Acadia Realty Trust	8,152	201
	Agree Realty Corp.	1,829	55
	AMERISAFE, Inc.	2,713	96

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Associated Estates Realty Corp.	7,418	111
	Bank Mutual Corp.	6,349	40
	Bank of the Ozarks, Inc.	4,585	220
	Banner Corp.	2,869	109
	BBCN Bancorp, Inc.	11,644	160
*	BofI Holding, Inc.	1,757	114
	Boston Private Financial Holdings, Inc.	11,737	130
	Brookline Bancorp, Inc.	10,269	97
	Calamos Asset Management, Inc.	2,807	28
	Capstead Mortgage Corp.	14,079	166
	Cardinal Financial Corp.	4,450	74
	Cash America International, Inc.	4,140	187
	Cedar Realty Trust, Inc.	9,140	47
	City Holding Co.	2,306	100
	Colonial Properties Trust	12,006	270
	Columbia Banking System, Inc.	7,536	186
	Community Bank System, Inc.	5,916	202
	CoreSite Realty Corp.	3,147	107
	Cousins Properties, Inc.	25,936	267
	CVB Financial Corp.	13,739	186
	DiamondRock Hospitality Co.	28,738	307
	Dime Community Bancshares	4,289	71
	EastGroup Properties, Inc.	4,456	264
*	eHealth, Inc.	2,708	87
	Employers Holdings, Inc.	4,558	136
*	Encore Capital Group, Inc.	3,416	157
	EPR Properties	6,934	338
	Evercore Partners, Inc.	4,611	227
*	EZCORP, Inc. - Class A	7,969	135
	F.N.B. Corp.	21,340	259
	Financial Engines, Inc.	7,304	434
*	First BanCorp.	14,607	83
*	First Cash Financial Services, Inc.	4,249	246
	First Commonwealth Financial Corp.	14,174	108
	First Financial Bancorp.	8,484	129
	First Financial Bankshares, Inc.	4,465	263
	First Midwest Bancorp, Inc.	11,036	167
*	Forestar Group, Inc.	5,112	110
	Franklin Street Properties Corp.	12,815	163
	The GEO Group, Inc.	10,586	352
	Getty Realty Corp.	3,928	76
	Glacier Bancorp, Inc.	10,819	267

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Government Properties Income Trust	8,038	192
	Hanmi Financial Corp.	4,647	77
	Healthcare Realty Trust, Inc.	14,093	326
	HFF, Inc. - Class A	4,874	122
	Home BancShares, Inc.	6,864	208
	Horace Mann Educators Corp.	5,876	167
	Independent Bank Corp.	3,320	119
	Infinity Property & Casualty Corp.	1,690	109
	Inland Real Estate Corp.	12,305	126
	Interactive Brokers Group, Inc. - Class A	7,346	138
*	Investment Technology Group, Inc.	5,378	85
	Kite Realty Group Trust	13,788	82
	LaSalle Hotel Properties	14,151	404
	Lexington Realty Trust	28,313	318
	LTC Properties, Inc.	5,109	194
	MarketAxess Holdings, Inc.	5,522	332
	MB Financial, Inc.	8,059	228
	Meadowbrook Insurance Group, Inc.	6,821	44
	Medical Properties Trust, Inc.	23,534	286
	Mid-America Apartment Communities, Inc.	6,283	393
	National Penn Bancshares, Inc.	17,130	172
*	The Navigators Group, Inc.	1,558	90
	NBT Bancorp, Inc.	6,408	147
	Northwest Bancshares, Inc.	13,834	183
	Old National Bancorp	14,831	211
	Oritani Financial Corp.	5,737	94
	PacWest Bancorp	5,894	203
	Parkway Properties, Inc.	6,251	111
	Pennsylvania Real Estate Investment Trust	10,019	187
*	Pinnacle Financial Partners, Inc.	4,867	145
*	Piper Jaffray Cos., Inc.	2,373	81
*	Portfolio Recovery Associates, Inc.	7,459	447
	Post Properties, Inc.	8,029	361
	PrivateBancorp, Inc.	9,592	205
	ProAssurance Corp.	9,093	410
	Prospect Capital Corp.	38,472	430
	Provident Financial Services, Inc.	7,833	127
	PS Business Parks, Inc.	2,688	201
	RLI Corp.	2,511	219
	S&T Bancorp, Inc.	4,372	106
	Sabra Health Care REIT, Inc.	5,489	126

Index 600 Stock Portfolio

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Safety Insurance Group, Inc.	1,878	99
	Saul Centers, Inc.	1,850	86
	Selective Insurance Group, Inc.	8,193	201
	Simmons First National Corp. - Class A	2,388	74
	Sovran Self Storage, Inc.	4,623	350
	Sterling Bancorp	4,278	59
	Stewart Information Services Corp.	3,068	98
*	Stifel Financial Corp.	8,692	358
	Susquehanna Bancshares, Inc.	27,519	345
*	SWS Group, Inc.	4,279	24
	Tanger Factory Outlet Centers, Inc.	13,882	453
*	Taylor Capital Group, Inc.	2,241	50
*	Texas Capital Bancshares, Inc.	6,008	276
	Tompkins Financial Corp.	1,700	79
	Tower Group International, Ltd.	5,742	40
	TrustCo Bank Corp. NY	13,869	83
	UMB Financial Corp.	5,434	295
	Umpqua Holdings Corp.	16,452	267
	United Bankshares, Inc.	6,746	195
*	United Community Banks, Inc.	5,677	85
	United Fire Group, Inc.	3,165	96
	Universal Health Realty Income Trust	1,867	78
	Urstadt Biddle Properties, Inc. - Class A	3,734	74
	ViewPoint Financial Group	5,284	109
*	Virtus Investment Partners, Inc.	1,013	165
	Wilshire Bancorp, Inc.	9,046	74
	Wintrust Financial Corp.	5,840	240
*	World Acceptance Corp.	1,620	146

	Total		20,237

	Health Care (9.5%)
	Abaxis, Inc.	3,084	130
*	ABIOMED, Inc.	5,140	98
*	Acorda Therapeutics, Inc.	5,983	205
*	Affymetrix, Inc.	10,522	65
	Air Methods Corp.	5,146	219
*	Akorn, Inc.	10,467	206
*	Align Technology, Inc.	10,329	497
	Almost Family, Inc.	1,231	24
*	Amedisys, Inc.	4,731	81
*	AMN Healthcare Services, Inc.	6,757	93
*	AmSurg Corp.	4,751	189

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Analogic Corp.	1,801	149
*	ArQule, Inc.	8,023	19
*	Bio-Reference Laboratories, Inc.	3,621	108
*	Cambrex Corp.	4,436	59
	Cantel Medical Corp.	4,885	156
*	Centene Corp.	8,032	514
	Chemed Corp.	2,743	196
	Computer Programs and Systems, Inc.	1,531	90
	CONMED Corp.	4,042	137
*	CorVel Corp.	1,681	62
*	Cross Country Healthcare, Inc.	3,976	24
	CryoLife, Inc.	3,654	26
*	Cyberonics, Inc.	3,618	184
*	Cynosure, Inc. - Class A	2,853	65
*	Emergent Biosolutions, Inc.	4,213	80
	Ensign Group, Inc.	2,870	118
*	Gentiva Health Services, Inc.	4,337	52
*	Greatbatch, Inc.	3,538	120
*	Haemonetics Corp.	7,556	301
*	Hanger, Inc.	5,110	173
*	HealthStream, Inc.	2,957	112
*	Healthways, Inc.	5,057	94
	Hi-Tech Pharmacal Co., Inc.	1,622	70
*	ICU Medical, Inc.	1,917	130
*	Impax Laboratories, Inc.	9,416	193
*	Integra LifeSciences Holdings	3,015	121
	Invacare Corp.	4,235	73
*	IPC The Hospitalist Co.	2,477	126
	Kindred Healthcare, Inc.	7,962	107
	Landauer, Inc.	1,401	72
*	LHC Group, Inc.	1,785	42
*	Luminex Corp.	5,416	108
*	Magellan Health Services, Inc.	3,947	237
*	The Medicines Co.	9,189	308
*	Medidata Solutions, Inc.	3,687	365
	Meridian Bioscience, Inc.	6,102	144
*	Merit Medical Systems, Inc.	5,949	72
*	Molina Healthcare, Inc.	4,164	148
*	Momenta Pharmaceuticals, Inc.	6,765	97
*	MWI Veterinary Supply, Inc.	1,882	281
*	Natus Medical, Inc.	4,068	58
*	Neogen Corp.	3,538	215
*	NuVasive, Inc.	6,551	160
*	Omnicell, Inc.	5,122	121
*	PAREXEL International Corp.	8,265	415
*	PharMerica Corp.	4,377	58
	Quality Systems, Inc.	6,395	139

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Questcor Pharmaceuticals, Inc.	8,115	471
	Spectrum Pharmaceuticals, Inc.	7,818	66
*	SurModics, Inc.	2,098	50
*	Symmetry Medical, Inc.	5,477	45
*	ViroPharma, Inc.	9,633	379
	West Pharmaceutical Services, Inc.	10,260	422

	Total		9,939

	Industrials (13.8%)
	A.O. Smith Corp.	11,425	516
	AAON, Inc.	4,104	109
	AAR Corp.	5,763	157
	ABM Industries, Inc.	7,538	201
	Actuant Corp. - Class A	10,770	418
*	Aegion Corp.	5,687	135
*	Aerovironment, Inc.	2,900	67
	Albany International Corp. - Class A	4,135	148
	Allegiant Travel Co.	2,192	231
	American Science and Engineering, Inc.	1,149	69
	Apogee Enterprises, Inc.	4,225	125
	Applied Industrial Technologies, Inc.	6,205	320
	Arkansas Best Corp.	3,556	91
	Astec Industries, Inc.	2,755	99
*	Atlas Air Worldwide Holdings, Inc.	3,711	171
	AZZ, Inc.	3,746	157
	Barnes Group, Inc.	6,706	234
	Brady Corp. - Class A	6,837	209
	Briggs & Stratton Corp.	7,036	142
	CDI Corp.	2,117	32
	CIRCOR International, Inc.	2,584	161
	Comfort Systems USA, Inc.	5,488	92
*	Consolidated Graphics, Inc.	1,182	66
	Cubic Corp.	3,066	165
	Curtiss-Wright Corp.	6,920	325
*	DXP Enterprises, Inc.	1,525	120
*	Dycom Industries, Inc.	4,861	136
	EMCOR Group, Inc.	9,864	386
	Encore Wire Corp.	2,735	108
	EnerSys	6,999	424
*	Engility Holdings, Inc.	2,521	80
*	EnPro Industries, Inc.	3,079	185
	ESCO Technologies, Inc.	3,887	129
	Exponent, Inc.	1,931	139
*	Federal Signal Corp.	9,203	118
	Forward Air Corp.	4,495	181
	Franklin Electric Co., Inc.	5,732	226
	G & K Services, Inc. - Class A	2,895	175

Index 600 Stock Portfolio

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	GenCorp, Inc.	8,909	143
*	Gibraltar Industries, Inc.	4,243	61
	Griffon Corp.	6,578	82
	Healthcare Services Group, Inc.	10,273	265
	Heartland Express, Inc.	7,109	101
	Heidrick & Struggles International, Inc.	2,369	45
*	Hub Group, Inc. - Class A	5,147	202
*	II-VI, Inc.	7,976	150
	Insperity, Inc.	3,351	126
	Interface, Inc.	8,559	170
	John Bean Technologies Corp.	4,002	100
	Kaman Corp.	3,979	151
	Kaydon Corp.	4,735	168
	Kelly Services, Inc. - Class A	4,009	78
	Knight Transportation, Inc.	8,823	146
*	Korn/Ferry International	7,250	155
	Lindsay Corp.	1,891	154
*	Lydall, Inc.	2,463	42
*	Mobile Mini, Inc.	5,990	204
*	Moog, Inc. - Class A	6,662	391
	Mueller Industries, Inc.	4,136	230
	National Presto Industries, Inc.	720	51
*	Navigant Consulting, Inc.	7,345	114
*	Old Dominion Freight Line, Inc.	10,261	472
*	On Assignment, Inc.	6,776	224
*	Orbital Sciences Corp.	8,845	187
*	Orion Marine Group, Inc.	4,016	42
*	Powell Industries, Inc.	1,354	83
	Quanex Building Products Corp.	5,449	103
	Resources Connection, Inc.	5,863	80
	Simpson Manufacturing Co., Inc.	5,998	195
	SkyWest, Inc.	7,649	111
	Standex International Corp.	1,867	111
*	Teledyne Technologies, Inc.	5,504	467
	Tennant Co.	2,706	168
*	Tetra Tech, Inc.	9,482	245
	Titan International, Inc.	7,871	115
	The Toro Co.	8,403	457
*	TrueBlue, Inc.	6,006	144
	UniFirst Corp.	2,234	233
	United Stationers, Inc.	5,863	255
	Universal Forest Products, Inc.	2,921	123
	Viad Corp.	2,988	75
*	Vicor Corp.	2,663	22

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	WageWorks, Inc.	4,276	216
	Watts Water Technologies, Inc. - Class A	4,197	237

	Total		14,541

	Information Technology (16.7%)
*	Advanced Energy Industries, Inc.	5,384	94
*	Agilysys, Inc.	2,075	25
*	Anixter International, Inc.	3,923	344
*	ARRIS Group, Inc.	16,859	288
*	ATMI, Inc.	4,690	124
*	Avid Technology, Inc.	4,578	27
	Badger Meter, Inc.	2,113	98
	Bel Fuse, Inc. - Class B	1,459	25
	Belden, Inc.	6,410	411
*	Benchmark Electronics, Inc.	8,024	184
	Black Box Corp.	2,361	72
	Blackbaud, Inc.	6,726	263
*	Blucora, Inc.	6,050	139
*	Bottomline Technologies, Inc.	5,321	148
	Brooks Automation, Inc.	9,772	91
*	Cabot Microelectronics Corp.	3,408	131
*	CACI International, Inc. - Class A	3,420	236
*	CalAmp Corp.	4,839	85
*	Cardtronics, Inc.	6,602	245
*	CEVA, Inc.	3,244	56
*	Checkpoint Systems, Inc.	6,057	101
*	CIBER, Inc.	9,801	32
*	Cirrus Logic, Inc.	9,329	212
	Cognex Corp.	12,150	381
	Coherent, Inc.	3,595	221
	Cohu, Inc.	3,406	37
*	comScore, Inc.	4,876	141
	Comtech Telecommunications Corp.	2,412	59
	CSG Systems International, Inc.	4,969	124
	CTS Corp.	4,953	78
	Daktronics, Inc.	5,565	62
*	Dealertrack Holdings, Inc.	6,437	276
*	Dice Holdings, Inc.	5,903	50
*	Digi International, Inc.	3,780	38
*	Digital River, Inc.	4,280	76
*	Diodes, Inc.	5,344	131
*	DSP Group, Inc.	3,316	23
*	DTS, Inc.	2,683	56
	Ebix, Inc.	4,689	47
	Electro Scientific Industries, Inc.	3,739	44

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Electronics for Imaging, Inc.	6,824	216
*	Entropic Communications, Inc.	13,382	59
	EPIQ Systems, Inc.	4,649	61
*	Exar Corp.	6,981	94
*	Exlservice Holdings, Inc.	4,524	129
*	FARO Technologies, Inc.	2,515	106
	FEI Co.	6,137	539
	Forrester Research, Inc.	1,901	70
(n),*	Gerber Scientific, Inc.	2,359	-
*	GT Advance Technologies, Inc.	18,178	155
*	Harmonic, Inc.	14,867	114
	Heartland Payment Systems, Inc.	5,414	215
*	Higher One Holdings, Inc.	4,767	37
*	Hittite Microwave Corp.	4,640	303
*	iGATE Corp.	4,258	118
*	Insight Enterprises, Inc.	6,224	118
*	Interactive Intelligence Group	2,298	146
*	Intevac, Inc.	3,498	20
*	Ixia	8,261	129
	j2 Global, Inc.	6,394	317
*	Kopin Corp.	9,121	37
*	Kulicke and Soffa Industries, Inc.	11,067	128
*	Liquidity Services, Inc.	3,780	127
	Littelfuse, Inc.	3,290	257
*	LivePerson, Inc.	7,229	68
*	LogMeIn, Inc.	3,354	104
*	Manhattan Associates, Inc.	2,839	271
	MAXIMUS, Inc.	10,026	452
*	Measurement Specialties, Inc.	2,197	119
*	Mercury Systems, Inc.	4,762	48
	Methode Electronics, Inc.	5,204	146
	Micrel, Inc.	6,802	62
*	Microsemi Corp.	13,699	332
*	MicroStrategy, Inc. - Class A	1,329	138
	MKS Instruments, Inc.	7,816	208
	Monolithic Power Systems	5,035	152
	Monotype Imaging Holdings, Inc.	5,702	163
	MTS Systems Corp.	2,295	148
*	Nanometrics, Inc.	3,248	52
*	NETGEAR, Inc.	5,685	175
*	NetScout Systems, Inc.	5,474	140
*	Newport Corp.	5,751	90
	NIC, Inc.	8,779	203
*	OpenTable, Inc.	3,372	236

Index 600 Stock Portfolio

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Oplink Communications, Inc.	2,603	49
*	OSI Systems, Inc.	2,761	206
	Park Electrochemical Corp.	3,062	88
	PC-Tel, Inc.	2,549	23
*	Perficient, Inc.	4,863	89
*	Pericom Semiconductor Corp.	3,053	24
*	Plexus Corp.	4,962	185
	Power Integrations, Inc.	4,352	236
*	Procera Networks, Inc.	3,027	47
*	Progress Software Corp.	7,955	206
*	QLogic Corp.	12,892	141
*	QuinStreet, Inc.	4,195	40
*	Rofin-Sinar Technologies, Inc.	4,147	100
*	Rogers Corp.	2,549	152
*	Rubicon Technology, Inc.	2,596	31
*	Rudolph Technologies, Inc.	4,828	55
*	ScanSource, Inc.	4,127	143
*	Sigma Designs, Inc.	4,574	26
*	Sourcefire, Inc.	4,580	348
*	Stamps.com, Inc.	2,093	96
*	Super Micro Computer, Inc.	4,771	65
	Supertex, Inc.	1,530	39
*	Sykes Enterprises, Inc.	5,763	103
*	Symmetricom, Inc.	6,075	29
*	Synaptics, Inc.	4,918	218
*	Synchronoss Technologies, Inc.	4,424	168
*	SYNNEX Corp.	3,865	237
*	Take-Two Interactive Software, Inc.	12,972	236
*	Tangoe, Inc.	4,912	117
*	TeleTech Holdings, Inc.	2,841	71
	Tessera Technologies, Inc.	7,130	138
*	TriQuint Semiconductor, Inc.	23,011	187
*	TTM Technologies, Inc.	8,018	78
*	Tyler Technologies, Inc.	4,120	360
*	Ultratech, Inc.	4,083	124
	United Online, Inc.	13,604	109
*	VASCO Data Security International, Inc.	4,295	34
*	Veeco Instruments, Inc.	5,757	214
*	ViaSat, Inc.	6,146	392
*	Virtusa Corp.	3,430	100
*	Volterra Semiconductor Corp.	3,621	83
*	XO Group, Inc.	3,633	47

	Total		17,511

	Materials (5.3%)
	A. Schulman, Inc.	4,344	128
*	A.M. Castle & Co.	2,506	40

	Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	AK Steel Holding Corp.	20,042	75
	AMCOL International Corp.	3,669	120
	American Vanguard Corp.	3,666	99
	Balchem Corp.	4,393	227
*	Calgon Carbon Corp.	7,977	152
*	Century Aluminum Co.	7,555	61
*	Clearwater Paper Corp.	3,233	154
	Deltic Timber Corp.	1,645	107
*	Flotek Industries, Inc.	6,627	152
	Globe Specialty Metals, Inc.	9,522	147
	H.B. Fuller Co.	7,384	334
	Hawkins, Inc.	1,387	52
	Haynes International, Inc.	1,813	82
*	Headwaters, Inc.	10,751	97
	Innophos Holdings, Inc.	3,230	171
	Kaiser Aluminum Corp.	2,754	196
	KapStone Paper & Packaging Corp.	5,887	252
	Koppers Holdings, Inc.	3,048	130
*	Kraton Performance Polymers, Inc.	4,782	94
*	LSB Industries, Inc.	2,805	94
	Materion Corp.	3,026	97
	Myers Industries, Inc.	3,907	79
	Neenah Paper, Inc.	2,360	93
	Olympic Steel, Inc.	1,336	37
*	OM Group, Inc.	4,698	159
	P.H. Glatfelter Co.	6,334	171
	PolyOne Corp.	14,254	438
	Quaker Chemical Corp.	1,936	141
*	RTI International Metals, Inc.	4,489	144
	Schweitzer-Mauduit International, Inc.	4,615	279
	Stepan Co.	2,790	161
*	Stillwater Mining Co.	17,520	193
*	SunCoke Energy, Inc.	10,292	175
*	Texas Industries, Inc.	3,151	209
	Tredegar Corp.	3,700	96
	Wausau Paper Corp.	7,268	94
	Zep, Inc.	3,335	54

	Total		5,584

	Telecommunication Services (0.3%)
	Atlantic Tele-Network, Inc.	1,458	76
*	Cbeyond, Inc.	4,228	27
*	Cincinnati Bell, Inc.	30,582	83
*	General Communication, Inc. - Class A	4,547	43
	Lumos Networks Corp.	2,192	48
	NTELOS Holdings Corp.	2,242	42
	USA Mobility, Inc.	3,182	45

	Total		364

Common Stocks (90.7%)	Shares/ $ Par	Value $ (000’s)

Utilities (3.1%)
ALLETE, Inc.	5,369	259
American States Water Co.	5,688	157
Avista Corp.	8,819	233
El Paso Electric Co.	5,918	198
The Laclede Group, Inc.	4,470	201
New Jersey Resources Corp.	6,084	268
Northwest Natural Gas Co.	3,966	166
NorthWestern Corp.	5,654	254
Piedmont Natural Gas Co., Inc.	11,163	367
South Jersey Industries, Inc.	4,725	277
Southwest Gas Corp.	6,812	341
UIL Holdings Corp.	7,479	278
UNS Energy Corp.	6,099	284

Total		3,283

Total Common Stocks
(Cost: $71,399)		95,328

Investment Companies (1.7%)

Domestic Equity (1.7%)
iShares S&P SmallCap 600 Index Fund	17,759	1,772

Total		1,772

Total Investment Companies
(Cost: $1,754)		1,772

Short-Term Investments (7.4%)

Commercial Paper (7.4%)
Duke Energy Corp., 0.20%, 10/7/13	800,000	800
Federal Home Loan Bank, 0.03%, 12/2/13	2,000,000	2,000
Federal Home Loan Bank, 0.04%, 11/25/13	2,200,000	2,200
Govco LLC, 0.15%, 10/18/13	600,000	600
Toyota Motor Credit Corp., 0.05%, 10/17/13	600,000	600
Wal-Mart Stores, Inc., 0.04%, 10/28/13	800,000	800
Xcel Energy, Inc., 0.20%, 10/1/13	800,000	800

Total		7,800

Total Short-Term Investments
(Cost: $7,800)		7,800

Total Investments (99.8%)
(Cost: $80,953)(a)		104,900

Other Assets, Less
Liabilities (0.2%)		178

Net Assets (100.0%)		105,078

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $80,953 and the net unrealized appreciation of investments based on that cost was $23,947 which is comprised of $26,433 aggregate gross unrealized appreciation and $2,486 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P Smallcap 600 Index	JPMorgan Chase Bank, N.A.	1-Month USD LIBOR - 6 Basis Points (Bps)	S&P Smallcap 600 Index	5/14	8,242	$ -

						$ -

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$95,328	$-	$-
Investment Companies	1,772	-	-
Short-Term Investments	-	7,800	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$97,100	$7,800	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.7%)
	Aaron’s, Inc.	331,000	9,169
*	Ascent Capital Group, Inc. - Class A	47,100	3,797
	Brunswick Corp.	59,900	2,391
	CSS Industries, Inc.	88,000	2,113
	Culp, Inc.	101,600	1,901
	Drew Industries, Inc.	134,400	6,121
	Ethan Allen Interiors, Inc.	77,000	2,146
*	Fifth & Pacific Cos., Inc.	97,500	2,450
	Fred’s, Inc. - Class A	103,359	1,618
	Haverty Furniture Cos., Inc.	152,700	3,746
	The Jones Group, Inc.	86,000	1,291
*	M/I Homes, Inc.	79,200	1,633
*	MarineMax, Inc.	144,000	1,757
	Matthews International Corp. - Class A	109,800	4,181
	The Men’s Wearhouse, Inc.	108,200	3,684
*	Meritage Homes Corp.	120,500	5,175
*	Modine Manufacturing Co.	204,000	2,985
*	Orient-Express Hotels, Ltd. - Class A	234,600	3,045
	Pool Corp.	110,300	6,191
*	Red Robin Gourmet Burgers, Inc.	26,190	1,862
	Saga Communications, Inc. - Class A	66,633	2,957
*	Stanley Furniture Co., Inc.	61,700	229
	Stein Mart, Inc.	245,300	3,365
*	Winnebago Industries, Inc.	169,200	4,392

	Total		78,199

	Consumer Staples (0.6%)
*	Alliance One International, Inc.	302,000	879
	Nash Finch Co.	70,600	1,865
	Spartan Stores, Inc.	9,000	198

	Total		2,942

	Energy (5.8%)
*	Atwood Oceanics, Inc.	46,600	2,565
*	C&J Energy Services, Inc.	71,000	1,426
	CARBO Ceramics, Inc.	30,500	3,023
*	Cloud Peak Energy, Inc.	109,300	1,603
*	EPL Oil & Gas, Inc.	8,000	297
	GasLog, Ltd.	212,000	3,165
*	Hercules Offshore, Inc.	160,700	1,184
*	Northern Oil and Gas, Inc.	190,700	2,752
*	Oasis Petroleum, Inc.	126,900	6,235
*	PDC Energy, Inc.	58,900	3,507
*	Swift Energy Co.	144,600	1,651
	Teekay Tankers, Ltd. - Class A	355,000	930
*	TETRA Technologies, Inc.	214,200	2,684

	Total		31,022

	Financials (22.0%)
	Acadia Realty Trust	80,300	1,982
	Ares Capital Corp.	275,500	4,763

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Assured Guaranty, Ltd.	94,300	1,768
	CBL & Associates Properties, Inc.	206,800	3,950
	Cedar Realty Trust, Inc.	230,300	1,193
	Columbia Banking System, Inc.	76,100	1,880
	Compass Diversified Holdings	148,900	2,653
	East West Bancorp, Inc.	300,998	9,617
	Employers Holdings, Inc.	82,100	2,442
	First Potomac Realty Trust	183,200	2,303
	Glacier Bancorp, Inc.	198,200	4,897
	Hatteras Financial Corp.	64,100	1,199
	Hercules Technology Growth Capital, Inc.	262,400	4,002
	Home BancShares, Inc.	254,000	7,714
	JMP Group, Inc.	102,800	636
	KCAP Financial, Inc.	180,500	1,621
	Kilroy Realty Corp.	97,400	4,865
	Kite Realty Group Trust	303,000	1,797
	LaSalle Hotel Properties	140,300	4,001
*	Markel Corp.	6,734	3,487
	Meadowbrook Insurance Group, Inc.	310,000	2,015
	National Interstate Corp.	134,700	3,746
*	Piper Jaffray Cos., Inc.	38,600	1,324
	Potlatch Corp.	84,400	3,349
	ProAssurance Corp.	218,100	9,828
	PS Business Parks, Inc.	17,100	1,276
	Radian Group, Inc.	160,100	2,230
	Redwood Trust, Inc.	194,800	3,836
*	Safeguard Scientifics, Inc.	89,000	1,396
	Saul Centers, Inc.	37,500	1,734
*	Signature Bank	47,100	4,311
*	SVB Financial Group	97,400	8,412
	Washington Real Estate Investment Trust	75,300	1,903
	Wintrust Financial Corp.	120,000	4,928

	Total		117,058

	Health Care (3.9%)
	Analogic Corp.	34,900	2,884
	Landauer, Inc.	34,100	1,748
*	Momenta Pharmaceuticals, Inc.	123,200	1,773
	National Healthcare Corp.	63,200	2,987
*	Quidel Corp.	103,900	2,951
*	Triple-S Management Corp. - Class B	92,200	1,696
	West Pharmaceutical Services, Inc.	161,000	6,625

	Total		20,664

	Industrials (24.6%)
*	Aegion Corp.	152,100	3,609
	Alaska Air Group, Inc.	118,600	7,427
	Astec Industries, Inc.	55,700	2,003
*	Beacon Roofing Supply, Inc.	241,100	8,889

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	CIRCOR International, Inc.	63,700	3,961
	Comfort Systems USA, Inc.	135,000	2,269
*	Dolan Co.	147,000	332
	Franklin Electric Co., Inc.	87,097	3,432
*	FTI Consulting, Inc.	39,400	1,489
	G & K Services, Inc. - Class A	90,300	5,453
*	Genesee & Wyoming, Inc. - Class A	105,700	9,827
*	Gibraltar Industries, Inc.	178,000	2,538
*	Hub Group, Inc. - Class A	83,900	3,291
	IDEX Corp.	75,700	4,939
	Kaman Corp.	81,400	3,082
*	Kirby Corp.	96,100	8,317
*	Kratos Defense & Security Solutions, Inc.	230,300	1,907
	Landstar System, Inc.	176,500	9,881
	McGrath RentCorp	182,700	6,522
	Mine Safety Appliances Co.	88,800	4,583
*	Navigant Consulting, Inc.	184,000	2,845
	Nordson Corp.	90,000	6,627
*	On Assignment, Inc.	149,000	4,917
	Pike Electric Corp.	133,000	1,506
*	Proto Labs, Inc.	25,200	1,925
	Quanex Building Products Corp.	102,800	1,936
*	RBC Bearings, Inc.	26,500	1,746
	Sun Hydraulics Corp.	58,900	2,135
	Universal Forest Products, Inc.	75,300	3,170
	Universal Truckload Services, Inc.	65,104	1,736
	Waste Connections, Inc.	86,100	3,910
	Woodward, Inc.	113,000	4,614

	Total		130,818

*	Accelrys, Inc.	109,600	1,081
*	Advanced Energy Industries, Inc.	162,800	2,852
*	ATMI, Inc.	77,100	2,045
	Belden, Inc.	99,900	6,399
	Brooks Automation, Inc.	150,000	1,397
*	Cabot Microelectronics Corp.	102,500	3,948
	Cognex Corp.	75,600	2,371
	Electro Rent Corp.	211,700	3,840
	Electro Scientific Industries, Inc.	189,000	2,213
*	Entegris, Inc.	208,900	2,120
*	Fabrinet	147,000	2,476
*	Ixia	215,000	3,369
	Littelfuse, Inc.	70,600	5,522
	Methode Electronics, Inc.	80,300	2,248
*	Newport Corp.	123,000	1,923
*	Progress Software Corp.	169,200	4,379
*	Sonus Networks, Inc.	508,300	1,718
*	SYNNEX Corp.	94,800	5,825

Small Cap Value Portfolio

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (11.3%)
*	Teradyne, Inc.	188,500	3,114
	Xyratex, Ltd.	97,600	1,086

	Total		59,926

	Materials (10.2%)
	AMCOL International Corp.	83,000	2,713
	American Vanguard Corp.	125,300	3,373
	AptarGroup, Inc.	117,000	7,035
	Carpenter Technology Corp.	83,900	4,875
*	Clearwater Paper Corp.	88,300	4,218
	Deltic Timber Corp.	60,500	3,941
	Franco-Nevada Corp.	54,200	2,453
	Innospec, Inc.	162,000	7,559
	Minerals Technologies, Inc.	75,000	3,703
	Myers Industries, Inc.	193,700	3,895
*	North American Palladium, Ltd.	739,100	710
	Royal Gold, Inc.	50,300	2,448
	Schnitzer Steel Industries, Inc.	60,000	1,652
*	Stillwater Mining Co.	113,900	1,254
*	Texas Industries, Inc.	29,300	1,943
	Wausau Paper Corp.	190,700	2,477

	Total		54,249

	Telecommunication Services (0.4%)
*	Premiere Global Services, Inc.	219,600	2,187

	Total		2,187

	Utilities (4.0%)
	Black Hills Corp.	54,600	2,722
	Cleco Corp.	115,100	5,161
	El Paso Electric Co.	105,000	3,507
	NorthWestern Corp.	70,200	3,153
	PNM Resources, Inc.	96,400	2,182
	Southwest Gas Corp.	80,300	4,015
	UNS Energy Corp.	13,400	625

	Total		21,365

	Total Common Stocks
	(Cost: $337,994)		518,430

	Investment Companies (0.7%)

	Domestic Equity (0.7%)
	iShares Russell 2000 Value Index Fund	38,000	3,482

	Total		3,482

	Total Investment Companies
	(Cost: $2,237)		3,482

Short-Term Investments (1.8%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (1.8%)
T. Rowe Price Reserve Investment Fund	9,698,639	9,699

Total		9,699

Total Short-Term Investments
(Cost: $9,699)		9,699

Total Investments (100.0%)
(Cost: $349,930)(a)		531,611

Other Assets, Less
Liabilities (0.0%)		69

Net Assets (100.0%)		531,680

Small Cap Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $349,930 and the net unrealized appreciation of investments based on that cost was $181,681 which is comprised of $198,513 aggregate gross unrealized appreciation and $16,832 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$518,430	$-	$-
Investment Companies	3,482	-	-
Short-Term Investments	9,699	-	-
Total	$531,611	$-	$-

International Growth Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (19.0%)
	Arnest One Corp.	Japan	42,944	1,009
	Compagnie Financiere Richemont SA	Switzerland	80,367	8,051
*	Ctrip.com International, Ltd., ADR	China	112,579	6,578
	Fuji Media Holdings, Inc.	Japan	384,000	8,431
	Hajime Construction Co., Ltd.	Japan	3,600	232
	Isuzu Motors, Ltd.	Japan	690,000	4,535
	NGK Spark Plug Co., Ltd.	Japan	270,000	5,958
	PC Jeweller, Ltd.	India	1,018,399	1,513
	Rakuten, Inc.	Japan	396,900	5,996
	Renault SA	France	113,550	9,053
	Samsonite International SA	Luxembourg	3,649,500	10,187
	Tact Home Co., Ltd.	Japan	280	618
	Touei Housing Corp.	Japan	26,400	620
	WPP PLC	United Kingdom	474,235	9,750
	Yamaha Motor Co., Ltd.	Japan	167,500	2,444

	Total			74,975

	Consumer Staples (14.7%)
	ITC, Ltd.	India	1,292,655	6,996
	Japan Tobacco, Inc.	Japan	214,800	7,714
	LT Group, Inc.	Philippines	10,194,000	4,214
	Pernod Ricard SA	France	63,874	7,932
	Reckitt Benckiser Group PLC	United Kingdom	145,088	10,617
	SABMiller PLC	United Kingdom	154,506	7,863
	Sugi Holdings Co., Ltd.	Japan	110,100	4,715
	Unilever NV	Netherlands	205,204	7,983

	Total			58,034

	Energy (4.6%)
*	Athabasca Oil Corp.	Canada	241,084	1,837
	Koninklijke Vopak NV	Netherlands	103,785	5,947
	Petrofac, Ltd.	United Kingdom	262,527	5,971
	Tullow Oil PLC	United Kingdom	258,444	4,285

	Total			18,040

	Financials (16.8%)
	AIA Group, Ltd.	Hong Kong	1,660,400	7,803
	Banco Bilbao Vizcaya Argentaria SA	Spain	110,183	1,231
*	Banco Bilbao Vizcaya Argentaria SA - Rights	Spain	110,183	15
	Bangkok Bank PCL	Thailand	607,100	3,804
	BB Seguridade Participacoes SA	Brazil	233,200	2,295
	BNP Paribas SA	France	26,956	1,823
	China Construction Bank Corp. - Class H	China	5,469,000	4,217
	Deutsche Bank AG	Germany	87,331	4,010
	Fibra Uno Administracion SA de CV	Mexico	245,175	680
	Housing Development Finance Corp., Ltd.	India	173,609	2,102

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	ICICI Bank, Ltd.	India	309,774	4,359
	Iida Home Max	Japan	29,800	606
*	ING Groep NV	Netherlands	180,136	2,035
	Japan Exchange Group, Inc.	Japan	112,500	2,487
	Mitsubishi Estate Co., Ltd.	Japan	201,000	5,922
	Prudential PLC	United Kingdom	261,644	4,875
	Seven Bank, Ltd.	Japan	2,217,197	7,399
	Societe Generale SA	France	23,199	1,156
	Standard Chartered PLC	United Kingdom	132,303	3,172
	Turkiye Halk Bankasi A.S.	Turkey	204,412	1,498
	UniCredit SpA	Italy	718,388	4,579

	Total			66,068

	Health Care (6.5%)
	Elekta AB - Class B	Sweden	251,984	4,054
	Novo Nordisk A/S	Denmark	28,557	4,848
	Roche Holding AG	Switzerland	20,884	5,632
	Shire PLC	Ireland	224,968	9,025
*	Swedish Orphan Biovitrum AB	Sweden	198,373	1,976

	Total			25,535

	Industrials (12.0%)
	A.P. Moller - Maersk A/S	Denmark	1,214	11,131
	Canadian Pacific Railway, Ltd.	Canada	83,868	10,348
	Fanuc Corp.	Japan	37,200	6,135
	Kuehne + Nagel International AG	Switzerland	60,318	7,904
	Panalpina Welttransport Holding AG	Switzerland	32,602	4,805
	Park24 Co., Ltd.	Japan	60,500	1,074
	Vallourec SA	France	100,570	6,023

	Total			47,420

	Information Technology (12.4%)
	ARM Holdings PLC	United Kingdom	628,027	10,025
	Electrocomponents PLC	United Kingdom	231,237	1,033
	Hexagon AB - Class B	Sweden	228,614	6,894
	Keyence Corp.	Japan	13,300	5,040
	Nintendo Co., Ltd.	Japan	31,700	3,590
	Sumco Corp.	Japan	301,300	2,443
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,523,000	8,576
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	829,711	11,038

	Total			48,639

	Materials (10.1%)
	Alent PLC	United Kingdom	800,131	4,598
*	Glencore Xstrata PLC	United Kingdom	986,091	5,375
	Kansai Paint Co., Ltd.	Japan	189,000	2,504
	LyondellBasell Industries NV	Netherlands	126,053	9,231
	Potash Corp. of Saskatchewan, Inc.	Canada	170,745	5,339

International Growth Portfolio

	Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Rio Tinto PLC	United Kingdom	119,084	5,828
	Shin-Etsu Chemical Co., Ltd.	Japan	56,000	3,418
*	ThyssenKrupp AG	Germany	151,389	3,621

	Total			39,914

	Telecommunication Services (1.1%)
	Vodafone Group PLC	United Kingdom	1,233,532	4,314

	Total			4,314

	Total Foreign Common Stocks
	(Cost: $328,075)			382,939

Short-Term Investments (1.1%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (1.1%)
Societe Generale NA, Inc., 0.00%, 10/1/13	United States	4,200,000	4,200

Total			4,200

Total Short-Term Investments
(Cost: $4,200)			4,200

Total Investments (98.3%)
(Cost: $332,275)(a)			387,139

Other Assets, Less
Liabilities (1.7%)			6,837

Net Assets (100.0%)			393,976

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $332,275 and the net unrealized appreciation of investments based on that cost was $54,864 which is comprised of $66,768 aggregate gross unrealized appreciation and $11,904 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	21.0%
United Kingdom	19.7%
Switzerland	6.7%
France	6.6%
Netherlands	6.4%
Sweden	6.1%
Other	31.8%
Total	98.3%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$382,939	$-	$-
Short-Term Investments	-	4,200	-
Total	$382,939	$4,200	$-

Research International Core Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.7%)
	Arcos Dorados Holdings, Inc.	Virgin Islands (British)	228,340	2,706
	Autoliv, Inc.	United States	37,580	3,284
	Compass Group PLC	United Kingdom	164,080	2,258
	Denso Corp.	Japan	129,800	6,048
	Hennes & Mauritz AB - B Shares	Sweden	66,000	2,866
	Honda Motor Co., Ltd.	Japan	177,800	6,756
	Kia Motors Corp.	South Korea	33,950	2,063
	Li & Fung, Ltd.	Hong Kong	3,172,000	4,613
	LVMH Moet Hennessy Louis Vuitton SA	France	22,170	4,367
	Nippon Television Holdings	Japan	129,000	2,387
	Publicis Groupe SA	France	50,514	4,020
	Sands China, Ltd.	Macau	547,600	3,389
	Whitbread PLC	United Kingdom	76,012	3,647

	Total			48,404

	Consumer Staples (10.1%)
	Danone SA	France	87,294	6,571
	Heineken NV	Netherlands	32,210	2,283
	Japan Tobacco, Inc.	Japan	137,500	4,938
	Kobayashi Pharmaceutical Co., Ltd.	Japan	16,700	955
	M Dias Branco SA	Brazil	47,700	2,195
	Nestle SA	Switzerland	146,901	10,274
	Pernod Picard SA	France	43,895	5,451
	Reckitt Benckiser Group PLC	United Kingdom	47,488	3,475
	Sundrug Co., Ltd.	Japan	32,700	1,630
	Wumart Stores, Inc.	China	414,000	742

	Total			38,514

	Energy (7.3%)
	BG Group PLC	United Kingdom	211,963	4,051
*	Cairn Energy PLC	United Kingdom	182,861	776
	Cenovus Energy, Inc.	Canada	56,500	1,686
	Galp Energia SGPS SA	Portugal	54,519	907
	Inpex Corp.	Japan	190,000	2,238
	Oil Search, Ltd.	Australia	196,320	1,575
	Petroleo Brasileiro SA, ADR	Brazil	202,810	3,142
	Reliance Industries, Ltd.	India	132,481	1,738
	Royal Dutch Shell PLC - Class A	Netherlands	354,354	11,703

	Total			27,816

	Financials (25.1%)
	AEON Financial Service Co., Ltd.	Japan	64,500	2,024
	AIA Group, Ltd.	Hong Kong	1,345,000	6,321
	Banco Santander SA	Spain	267,783	2,184
	Barclays PLC	United Kingdom	1,493,471	5,530
	BNP Paribas SA	France	97,840	6,618

	Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	DBS Group Holdings, Ltd.	Singapore	205,000	2,683
	Delta Lloyd NV	Netherlands	69,070	1,470
	Erste Group Bank AG	Austria	128,982	4,076
	GSW Immobilien AG	Germany	30,029	1,319
	HDFC Bank, Ltd., ADR	India	53,400	1,644
	Hiscox, Ltd.	Bermuda	175,627	1,844
	HSBC Holdings PLC	United Kingdom	951,022	10,306
	ICICI Bank, Ltd.	India	57,310	806
*	ING Groep NV	Netherlands	446,500	5,044
	Itau Unibanco Holding SA, ADR	Brazil	69,248	978
	Kasikornbank PCL	Thailand	264,000	1,477
	KBC Groep NV	Belgium	82,429	4,050
	Mitsubishi Estate Co., Ltd.	Japan	164,000	4,832
	Mitsubishi UFJ Financial Group, Inc.	Japan	630,300	4,021
	PT Bank Rakyat Indonesia Tbk	Indonesia	825,000	517
	Sberbank of Russia, ADR	Russia	172,447	2,078
	Sony Financial Holdings, Inc.	Japan	86,400	1,580
	Standard Chartered PLC	United Kingdom	110,113	2,640
	Sumitomo Mitsui Financial Group, Inc.	Japan	151,200	7,299
*	UBS AG	Switzerland	227,032	4,644
	UniCredit SpA	Italy	346,722	2,210
	Westpac Banking Corp.	Australia	240,810	7,353

	Total			95,548

	Health Care (9.8%)
	Bayer AG	Germany	44,924	5,297
	GlaxoSmithKline PLC	United Kingdom	285,610	7,201
	Novartis AG	Switzerland	112,800	8,669
	Odontoprev SA	Brazil	230,500	1,012
	Roche Holding AG	Switzerland	31,278	8,436
	Santen Pharmaceutical Co., Ltd.	Japan	87,200	4,227
*	Sonova Holding AG	Switzerland	17,954	2,231

	Total			37,073

	Industrials (12.6%)
	Atlas Copco AB	Sweden	165,468	4,846
	Experian PLC	Ireland	130,347	2,484
	Glory, Ltd.	Japan	104,900	2,631
	Hutchison Whampoa, Ltd.	Hong Kong	270,000	3,239
	JGC Corp.	Japan	107,000	3,853
	Joy Global, Inc.	United States	52,760	2,693
	Kuehne + Nagel International AG	Switzerland	22,010	2,884
	Legrand SA	France	21,460	1,191
	Mitsubishi Corp.	Japan	112,000	2,263
	Schindler Holding AG	Switzerland	28,331	4,254
	Schneider Electric SA	France	71,683	6,062
	Siemens AG	Germany	53,135	6,402
	Yamato Holdings Co., Ltd.	Japan	230,500	5,187

	Total			47,989

Research International Core Portfolio

	Foreign Common Stocks (99.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology (5.5%)
	Canon, Inc.	Japan	88,900	2,831
*	Cognizant Technology Solutions Corp. - Class A	United States	32,890	2,701
	Dassault Systemes SA	France	11,917	1,591
	Infineon Technologies AG	Germany	217,311	2,174
	Nomura Research Institute, Ltd.	Japan	59,300	2,057
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	817,189	2,778
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	289,915	3,857
	Yahoo Japan Corp.	Japan	534,200	3,027

	Total			21,016

	Materials (7.2%)
	Akzo Nobel NV	Netherlands	84,992	5,585
	Chugoku Marine Paints, Ltd.	Japan	113,000	702
	Gerdau SA, ADR	Brazil	201,240	1,501
	Iluka Resources, Ltd.	Australia	348,088	3,722
	Linde AG	Germany	31,715	6,281
	Rio Tinto PLC	United Kingdom	158,760	7,770
	Symrise AG	Germany	38,955	1,726

	Total			27,287

	Telecommunication Services (5.5%)
	Bezeq Israeli Telecommunication Corp., Ltd.	Israel	387,720	713
	BT Group PLC	United Kingdom	273,430	1,516
	China Unicom Hong Kong, Ltd.	Hong Kong	1,488,000	2,329
	KDDI Corp.	Japan	124,400	6,378
	TDC A/S	Denmark	181,298	1,534
	Tele2 AB	Sweden	114,754	1,468
	Telecom Italia S.p.A. - Rights	Italy	1,218,876	809
	Tim Participacoes SA, ADR	Brazil	80,981	1,909
	Vodafone Group PLC	United Kingdom	1,241,114	4,340

	Total			20,996

	Utilities (3.3%)
	China Resources Gas Group, Ltd.	Hong Kong	546,000	1,402
	EDP - Energias do Brasil SA	Brazil	422,100	2,297
	GDF Suez	France	140,150	3,521
	Snam SpA	Italy	390,120	1,976
	Suez Environnement Co.	France	4,460	73
	Tokyo Gas Co., Ltd.	Japan	571,000	3,125

	Total			12,394

	Total Foreign Common Stocks
	(Cost: $321,377)			377,037

Short-Term Investments (0.4%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (0.4%)
HSBC USA, Inc., 0.00%, 10/1/13	United States	1,608,000	1,608

Total			1,608

Total Short-Term Investments
(Cost: $1,608)			1,608

Total Investments (99.5%)
(Cost: $322,985)(a)			378,645

Other Assets, Less
Liabilities (0.5%)			1,986

Net Assets (100.0%)			380,631

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $322,985 and the net unrealized appreciation of investments based on that cost was $55,660 which is comprised of $60,653 aggregate gross unrealized appreciation and $4,993 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	21.3%
United Kingdom	14.1%
Switzerland	10.9%
France	10.4%
Netherlands	6.9%
Germany	6.1%
Other	30.0%
Total	99.7%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$377,037	$-	$-
Short-Term Investments	$-	1,608	-
Total	$377,037	$1,608	$-

International Equity Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.7%)
	Cie Generale des Etablissements Michelin	France	157,858	17,505
	Haier Electronics Group Co., Ltd.	Hong Kong	13,909,000	27,079
	Hyundai Mobis	South Korea	66,060	17,580
	Kingfisher PLC	United Kingdom	6,466,180	40,396
	Marks & Spencer Group PLC	United Kingdom	3,687,520	29,646
	Nikon Corp.	Japan	311,500	5,429
*	Nissan Motor Co., Ltd.	Japan	2,114,490	21,167
	SEB SA	France	195,270	17,124
*	Toyota Motor Corp.	Japan	317,280	20,239

	Total			196,165

	Consumer Staples (3.1%)
	Metro AG	Germany	569,720	22,583
	Tesco PLC	United Kingdom	4,916,610	28,575

	Total			51,158

	Energy (9.8%)
	China Shenhua Energy Co., Ltd.	China	2,712,940	8,273
	Eni SPA	Italy	1,116,505	25,602
	Fugro NV	Netherlands	136,700	8,339
	Galp Energia SGPS SA	Portugal	1,849,900	30,770
	Petroleo Brasileiro SA, ADR	Brazil	654,340	10,136
	Repsol SA	Spain	693,953	17,204
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	29,345
	Statoil ASA	Norway	491,680	11,161
	Talisman Energy, Inc.	Canada	1,011,970	11,612
	Trican Well Service, Ltd.	Canada	862,290	11,728

	Total			164,170

	Financials (22.7%)
	Aegon NV	Netherlands	931,090	6,890
	AIA Group, Ltd.	Hong Kong	5,984,820	28,127
	Aviva PLC	United Kingdom	2,395,180	15,386
	AXA SA	France	554,855	12,855
	BNP Paribas SA	France	446,500	30,202
	Cheung Kong Holdings, Ltd.	Hong Kong	741,850	11,267
	China Life Insurance Co., Ltd.	China	6,621,000	17,159
*	Credit Agricole SA	France	1,324,250	14,603
*	Credit Suisse Group AG	Switzerland	974,615	29,766
	DBS Group Holdings, Ltd.	Singapore	2,175,000	28,467
	Deutsche Boerse AG	Germany	324,180	24,389
	Housing Development Finance Corp., Ltd.	India	47,610	577
	HSBC Holdings PLC	United Kingdom	2,956,937	32,158
*	ING Groep NV	Netherlands	1,845,152	20,846
	Intesa Sanpaolo SPA	Italy	2,364,860	4,879
*	Lloyds Banking Group PLC	United Kingdom	20,101,110	23,944
	Standard Chartered PLC	United Kingdom	1,335,740	32,026
*	Swiss Re AG	Switzerland	302,612	25,029

	Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	UniCredit SPA	Italy	3,147,550	20,064

	Total			378,634

	Health Care (14.4%)
*	Algeta ASA	Norway	270,370	10,431
*	Basilea Pharmaceutica AG	Switzerland	87,430	7,541
	Bayer AG	Germany	242,800	28,630
	Draegerwerk AG & Co. KGaA	Germany	75,400	9,614
*	Elan Corp. PLC, ADR	Ireland	1,915,120	29,837
	Gerresheimer AG	Germany	134,790	8,074
	Getinge AB - Class B	Sweden	591,650	21,146
	H Lundbeck A/S	Denmark	398,070	8,679
	Ipsen SA	France	282,440	10,861
	Merck KGaA	Germany	176,850	27,598
*	MorphoSys AG	Germany	84,360	6,550
*	Nobel Biocare Holding AG	Switzerland	1,135,410	16,761
	Roche Holding AG	Switzerland	114,640	30,918
	Sanofi	France	99,135	10,055
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	5,280,800	10,199
*	Sorin SPA	Italy	1,547,340	4,187

	Total			241,081

	Industrials (10.5%)
*	ABB, Ltd.	Switzerland	643,060	15,210
	Alstom SA	France	109,430	3,898
	Cie de Saint-Gobain	France	341,910	16,932
*	Deutsche Lufthansa AG	Germany	907,390	17,695
	FLSmidth & Co. A/S	Denmark	68,780	3,705
	Hutchison Whampoa, Ltd.	Hong Kong	1,897,983	22,771
*	International Consolidated Airlines Group SA	United Kingdom	3,873,850	21,216
	Shanghai Electric Group Co., Ltd.	China	31,604,000	11,287
	Siemens AG, ADR	Germany	228,990	27,596
	TNT Express NV	Netherlands	3,790,256	34,601

	Total			174,911

	Information Technology (7.1%)
	Capcom Co., Ltd.	Japan	468,400	8,997
	Infineon Technologies AG	Germany	1,580,200	15,809
	Samsung Electronics Co., Ltd.	South Korea	8,570	10,901
	Software AG	Germany	519,740	18,503
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	8,880,235	30,184
	Trend Micro, Inc.	Japan	932,980	34,692

	Total			119,086

	Materials (6.2%)
	Akzo Nobel NV	Netherlands	336,140	22,089
	CRH PLC	Ireland	558,050	13,353
	HeidelbergCement AG	Germany	303,280	23,391
	LyondellBasell Industries NV	United States	116,730	8,548

International Equity Portfolio

	Foreign Common Stocks (95.2%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	POSCO	South Korea	37,010	11,003
	POSCO, ADR	South Korea	92,600	6,819
	Rexam PLC	United Kingdom	2,445,435	19,066

	Total			104,269

	Telecommunication Services (8.9%)
	China Mobile, Ltd.	China	2,046,500	22,890
	China Telecom Corp., Ltd.	China	45,846,000	22,817
	Singapore Telecommunications, Ltd.	Singapore	10,531,850	31,313
*	Telefonica SA	Spain	1,146,700	17,856
	Telenor ASA	Norway	1,699,790	38,839
	Vivendi	France	201,800	4,642
	Vodafone Group PLC	United Kingdom	3,112,440	10,884

	Total			149,241

	Utilities (0.8%)
	Power Grid Corp. of India, Ltd.	India	8,352,110	13,161

	Total			13,161

	Total Foreign Common Stocks
	(Cost: $1,302,966)			1,591,876

Short-Term Investments (1.5%)	Country	Shares/ $ Par	Value $ (000’s)

Commercial Paper (1.5%)
Federal Farm Credit Bank Discount Notes, 0.00%, 10/1/13	United States	25,000,000	25,000

Total			25,000

Total Short-Term Investments
(Cost: $25,000)			25,000

Total Investments (96.7%)
(Cost: $1,327,966)(a)			1,616,876

Other Assets, Less
Liabilities (3.3%)			55,762

Net Assets (100.0%)			1,672,638

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $1,327,966 and the net unrealized appreciation of investments based on that cost was $288,910 which is comprised of $355,795 aggregate gross unrealized appreciation and $66,885 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	16.9%
Germany	13.8%
France	8.3%
Switzerland	7.5%
China	5.5%
Netherlands	5.5%
Japan	5.4%
Hong Kong	5.3%
Other	28.4%
Total	96.6%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,591,876	$-	$-
Short-Term Investments	-	25,000	-
Total	$1,591,876	$25,000	$-

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Foreign Common Stocks (96.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (18.6%)
	Abril Educacao SA	Brazil	78,210	1,170
	Ajisen China Holdings, Ltd.	Hong Kong	1,899,000	1,900
	Anhanguera Educacional Participacoes SA	Brazil	267,600	1,601
	Astro Malaysia Holdings Bhd	Malaysia	3,808,300	3,412
	Belle International Holdings, Ltd.	Cayman Islands	2,444,000	3,548
	Cia. Hering	Brazil	140,700	2,136
	Estacio Participacoes SA	Brazil	224,310	1,743
	Exide Industries, Ltd.	India	1,257,742	2,604
	Ford Otomotiv Sanayi AS	Turkey	188,367	2,592
	Geely Automobile Holdings, Ltd.	Hong Kong	305,000	157
	Guangzhou Automobile Group Co., Ltd.	China	3,396,000	3,682
	Kia Motors Corp.	South Korea	164,200	9,977
	Kroton Educacional SA	Brazil	148,256	2,108
	Li & Fung, Ltd.	Hong Kong	3,504,000	5,096
	Minor International PCL	Thailand	1,691,110	1,308
	Mr. Price Group, Ltd.	South Africa	112,632	1,560
	Naspers, Ltd. - Class N	South Africa	72,459	6,700
	PT Mitra Adiperkasa Tbk	Indonesia	1,278,000	684
	Shangri-La Asia, Ltd.	Hong Kong	1,332,000	2,202
	Stella International Holdings, Ltd.	Hong Kong	1,624,000	4,175
	Woolworths Holdings, Ltd.	South Africa	390,238	2,884

	Total			61,239

	Consumer Staples (8.2%)
	Arca Continental SAB de CV	Mexico	159,143	991
	Companhia de Bebidas das Americas, ADR	Brazil	83,760	3,212
	Dabur India, Ltd.	India	1,410,856	3,806
	Dairy Farm International Holdings, Ltd.	Hong Kong	186,300	1,884
	E-Mart Co., Ltd.	South Korea	15,218	3,427
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	351,384	1,027
	M Dias Branco SA	Brazil	48,100	2,214
	Magnit OAO	Russia	8,808	2,231
	O’Key Group SA GDR	Luxembourg	198,120	2,358
	SABMiller PLC	United Kingdom	77,700	3,954
	Wumart Stores, Inc.	China	1,177,000	2,109

	Total			27,213

	Energy (7.8%)
	China Shenhua Energy Co., Ltd. - Class H	China	1,167,500	3,560
	Gazprom OAO, ADR	Russia	447,284	3,941
	INPEX Corp.	Japan	168,400	1,984
*	Lamprell PLC	United Arab Emirates	755,960	1,707
	NovaTek OAO GDR	Russia	15,200	2,009
	Petroleo Brasileiro SA, ADR	Brazil	370,054	5,732

	Foreign Common Stocks (96.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Reliance Industries, Ltd.	India	333,443	4,375
	Tenaris SA, ADR	Luxembourg	53,088	2,484

	Total			25,792

	Financials (23.4%)
	Banco Santander Brasil SA	Brazil	252,800	1,704
	Bangkok Bank PCL	Thailand	943,300	5,941
	Bank Negara Indonesia Persero Tbk PT	Indonesia	180,831	64
	BM&FBOVESPA SA	Brazil	517,200	2,889
	Bolsa Mexicana de Valores SAB de CV	Mexico	403,000	963
	Brasil Brokers Participacoes SA	Brazil	540,000	1,401
	Brasil Insurance Participacoes e Administracao SA	Brazil	254,700	2,287
	China Construction Bank Corp. - Class H	China	7,569,020	5,836
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,164,600	4,159
	Compartamos SAB de CV	Mexico	691,910	1,289
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	700,400	1,164
	Credicorp, Ltd.	Bermuda	9,940	1,277
	First Pacific Co., Ltd.	Hong Kong	2,214,750	2,447
	Grupo Financiero Banorte SAB de CV	Mexico	244,400	1,523
	Grupo Financiero Santander Mexico SAB de CV, ADR	Mexico	63,040	871
	Hana Financial Group, Inc.	South Korea	110,520	3,790
	Hang Lung Properties, Ltd.	Hong Kong	1,011,000	3,454
	Housing Development Finance Corp., Ltd.	India	592,886	7,180
	Itau Unibanco Holding SA, ADR	Brazil	178,487	2,520
	Kasikornbank PCL	Thailand	254,100	1,434
	Komercni Banka AS	Czech Republic	28,360	6,314
	LPS Brasil - Consultoria de Imoveis SA	Brazil	213,300	1,675
*	Macquarie Mexico Real Estate Management SA de CV	Mexico	776,300	1,328
	Multiplan Empreendimentos Imobiliarios SA	Brazil	62,639	1,498
	Sberbank of Russia	Russia	1,787,760	5,390
	Standard Chartered PLC	United Kingdom	212,075	5,124
	Turkiye Garanti Bankasi AS	Turkey	896,228	3,532

	Total			77,054

	Health Care (1.8%)
	Fleury SA	Brazil	173,700	1,438
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	544,400	1,244
	OdontoPrev SA	Brazil	292,500	1,284
	Top Glove Corp. Bhd	Malaysia	1,074,000	2,072

	Total			6,038

Emerging Markets Equity Portfolio

	Foreign Common Stocks (96.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials (4.6%)
*	51job, Inc., ADR	Cayman Islands	24,360	1,749
	All America Latina Logistica SA	Brazil	273,300	1,080
	CCR SA	Brazil	132,960	1,041
	Copa Holdings SA	Panama	7,980	1,107
	GLORY, Ltd.	Japan	101,000	2,533
	Mills Estruturas e Servicos de Engenharia SA	Brazil	109,800	1,504
	Multiplus SA	Brazil	69,000	803
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	131,100	1,268
	Sinotruk Hong Kong, Ltd.	Hong Kong	1,909,500	975
	Thermax India, Ltd.	India	119,163	1,119
*	TK Corp.	South Korea	89,424	2,076

	Total			15,255

	Information Technology (17.0%)
	Asustek Computer, Inc.	Taiwan	273,000	2,175
*	Cognizant Technology Solutions Corp.	United States	75,380	6,190
	Hon Hai Precision Industry Co., Ltd.	Taiwan	2,328,776	5,978
	NHN Corp.	South Korea	7,930	4,110
	Samsung Electronics Co., Ltd.	South Korea	10,060	12,797
	Seoul Semiconductor Co., Ltd.	South Korea	88,204	3,328
	Siliconware Precision Industries Co.	Taiwan	4,800,000	5,609
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,829,290	13,016
	VTech Holdings, Ltd.	Bermuda	213,200	2,754

	Total			55,957

	Materials (6.6%)
	Anhui Conch Cement Co., Ltd. - Class H	China	1,076,000	3,447
*	Fibria Celulose SA	Brazil	111,800	1,285
	Gerdau SA, ADR	Brazil	280,590	2,093
	Grupo Mexico SAB de CV - Series B	Mexico	322,301	965
	Iluka Resources, Ltd.	Australia	440,795	4,712
	Steel Authority of India, Ltd.	India	1,674,397	1,335
*	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	442,800	2,102
	Vale SA, ADR	Brazil	363,467	5,674

	Total			21,613

	Telecommunication Services (6.6%)
	America Movil SAB de CV - Series L, ADR	Mexico	148,550	2,943
	China Mobile, Ltd.	Hong Kong	175,000	1,957
	China Unicom Hong Kong, Ltd.	Hong Kong	3,640,000	5,698
	Mobile Telesystems OAO, ADR	Russia	170,063	3,786
	MTN Group, Ltd.	South Africa	117,066	2,285
	PT XL Axiata Tbk	Indonesia	5,516,500	2,025
	Tim Participacoes SA, ADR	Brazil	51,229	1,207

	Foreign Common Stocks (96.6%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
*	Turkcell Iletisim Hizmetleri AS	Turkey	328,190	1,933

	Total			21,834

	Utilities (2.0%)
	Aguas Andinas SA - Class A	Chile	1,167,568	803
*	Alupar Investimento SA	Brazil	154,700	1,222
	CESC, Ltd.	India	313,805	1,704
	EDP - Energias do Brasil SA	Brazil	325,900	1,773
	Tractebel Energia SA	Brazil	69,000	1,140

	Total			6,642

	Total Foreign Common Stocks
	(Cost: $312,990)			318,637

	Short-Term Investments (1.6%)

	Commercial Paper (1.6%)
	HSBC Holdings PLC, 0.09%, 10/1/13	United States	5,414,000	5,414

	Total			5,414

	Total Short-Term Investments
	(Cost: $5,414)			5,414

	Total Investments (98.2%)
	(Cost: $318,404)(a)			324,051

	Other Assets, Less
	Liabilities (1.8%)			5,959

	Net Assets (100.0%)			330,010

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

GDR after the name of a security represents—Global Depositary Receipt.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $318,404 and the net unrealized appreciation of investments based on that cost was $5,647 which is comprised of $30,791 aggregate gross unrealized appreciation and $25,144 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Brazil	17.4%
South Korea	12.0%
Hong Kong	9.1%
Taiwan	8.1%
China	6.9%
India	6.7%
Russia	5.3%
Other	32.7%
Total	98.2%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	24,982	2,231	-
All Others	291,424	-	-
Short-Term Investments	-	5,414	-
Total	$316,406	$7,645	$-

During the quarter ended September 30, 2013, there was a transfer from Level 2 to Level 1 in the amount of $5,390 thousand. This transfer was the result of the availability of a closing market price at September 30, 2013 that was not available at June 30, 2013.

Money Market Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

Money Market Investments (100.9%)	Shares/ $ Par	Value $ (000’s)

Autos (9.0%)
American Honda Finance Corp., 0.279%, 12/5/13 144A	12,500,000	12,500
American Honda Finance Corp., 0.395%, 4/8/14 144A	5,000,000	5,003
Fcar Owner Trust I, 0.19%, 10/3/13	13,500,000	13,500
Toyota Motor Credit Corp., 0.269%, 7/14/14	13,000,000	13,000

Total		44,003

Commercial Banks Non-US (11.5%)
Bank of Nova Scotia/Houston, 0.686%, 10/18/13	15,000,000	15,003
Barclays Bank PLC, 1.308%, 1/13/14	7,970,000	7,992
Royal Bank of Canada/New York, 0.31%, 1/30/14	15,000,000	15,000
Toronto Dominion Holdings USA, Inc., 0.08%, 10/31/13	6,000,000	6,000
Toronto Dominion Holdings USA, Inc., 0.10%, 10/16/13	12,500,000	12,499

Total		56,494

Commercial Banks US (14.0%)
Bank of America NA, 0.17%, 10/24/13	5,000,000	5,000
Bank of America NA, 0.21%, 11/18/13	6,000,000	6,000
Bank of America NA, 1.685%, 1/30/14	7,500,000	7,530
BP Capital Markets PLC, 0.856%, 3/11/14	13,110,000	13,144
US Bank NA, 0.15%, 10/1/13	18,500,000	18,500
Wells Fargo Corp., 0.15%, 11/12/13	6,500,000	6,499
Wells Fargo Corp., 0.16%, 12/20/13	12,000,000	11,996

Total		68,669

Federal Government & Agencies (4.9%)
Federal Agricultural Mortgage Corp., 0.04%, 11/22/13	8,000,000	8,000
Federal Home Loan Bank, 0.03%, 11/27/13	8,200,000	8,200
Federal Home Loan Bank, 0.03%, 12/26/13	7,700,000	7,699

Total		23,899

Finance Services (9.3%)
Alpine Securitization Corp., 0.14%, 10/8/13	5,600,000	5,600

Money Market Investments (100.9%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
Alpine Securitization Corp., 0.14%, 10/10/13	5,800,000	5,800
Alpine Securitization Corp., 0.14%, 10/23/13	7,100,000	7,099
Govco LLC, 0.14%, 10/17/13	6,500,000	6,500
Govco LLC, 0.15%, 11/1/13	7,000,000	6,999
Govco LLC, 0.16%, 11/12/13	5,000,000	4,999
Kells Funding LLC, 0.09%, 10/8/13	8,500,000	8,500

Total		45,497

Government (19.0%)
US Treasury, 0.05%, 3/31/14	5,000,000	5,042
US Treasury, 0.25%, 10/31/13	15,000,000	15,002
US Treasury, 0.25%, 2/28/14	15,000,000	15,012
US Treasury, 0.50%, 11/15/13	15,000,000	15,008
US Treasury, 0.75%, 12/15/13	9,000,000	9,012
US Treasury, 1.75%, 1/31/14	10,000,000	10,055
US Treasury, 4.25%, 11/15/13	8,850,000	8,896
US Treasury, 4.25%, 8/15/14	4,800,000	4,972
US Treasury, 4.75%, 5/15/14	9,750,000	10,032

Total		93,031

Health Care/Pharmaceuticals (3.4%)
Roche Holdings, Inc., 0.03%, 10/21/13	11,400,000	11,400
Roche Holdings, Inc., 0.06%, 12/11/13	5,000,000	4,999

Total		16,399

Information Technology (6.8%)
Cisco Systems, Inc., 0.504%, 3/14/14	5,006,000	5,012
Google, Inc., 0.06%, 12/10/13	4,800,000	4,799
Google, Inc., 0.07%, 11/7/13	7,700,000	7,700
Google, Inc., 0.07%, 12/3/13	6,000,000	5,999
Microsoft Corp., 0.07%, 12/4/13	10,000,000	9,999

Total		33,509

Machinery (3.8%)
Caterpillar Financial Services Corp., 0.07%, 11/22/13	10,000,000	9,999

Money Market Investments (100.9%)	Shares/ $ Par	Value $ (000’s)

Machinery continued
Caterpillar Financial Services Corp., 0.10%, 12/12/13	8,500,000	8,498

Total		18,497

Miscellaneous Business Credit Institutions (7.6%)
General Electric Capital, 0.07%, 11/25/13	5,000,000	4,999
General Electric Capital, 0.11%, 12/9/13	5,000,000	4,999
General Electric Capital, 0.15%, 11/29/13	8,500,000	8,498
John Deere Bank SA, 0.06%, 10/4/13	8,500,000	8,500
John Deere Bank SA, 0.06%, 10/30/13	10,000,000	10,000

Total		36,996

Personal Credit Institutions (5.8%)
Old Line Funding LLC, 0.13%, 10/18/13	18,500,000	18,499
Thunder Bay Funding LLC, 0.15%, 11/20/13	10,000,000	9,998

Total		28,497

Short Term Business Credit (5.8%)
Atlantic Asset Securitization LLC, 0.14%, 10/4/13	5,700,000	5,700
Atlantic Asset Securitization LLC, 0.14%, 10/11/13	12,800,000	12,799
Sheffield Receivables Corp., 0.10%, 10/11/13	10,000,000	10,000

Total		28,499

Total Money Market Investments
(Cost: $493,990)		493,990

Total Investments (100.9%)
(Cost: $493,990)		493,990

Other Assets, Less
Liabilities (-0.9%)		(4,433)

Net Assets (100.0%)		489,557

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities (in thousands) was $17,503 representing 3.6% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$93,031	$-
Corporate Bonds	-	94,185	-
Commercial Paper	-	306,774	-
Total	$-	$493,990	$-

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
The Boeing Co., 0.95%, 5/15/18	250,000	240
L-3 Communications Corp., 3.95%, 11/15/16	300,000	320

Total		560

Autos & Vehicle Parts (1.0%)
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	125
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	375,000	387
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	248
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	500,000	514
General Motors Co., 3.50%, 10/2/18 144A	250,000	249
General Motors Financial Co., Inc., 2.75%, 5/15/16 144A	250,000	250
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 144A	30,000	31
PACCAR, Inc., 6.875%, 2/15/14	45,000	46

Total		1,850

Banking (7.0%)
American Express Credit Corp., 2.375%, 3/24/17	250,000	258
Bank of America Corp., 2.00%, 1/11/18	600,000	590
Bank of America Corp., 3.625%, 3/17/16	200,000	210
Bank of Montreal, 1.30%, 7/15/16	250,000	251
Bank of Montreal, 1.45%, 4/9/18	500,000	489
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	244
Bank of Nova Scotia, 1.375%, 7/15/16	500,000	503
Bank of Nova Scotia, 1.375%, 12/18/17	500,000	491
Barclays Bank PLC, 6.05%, 12/4/17 144A	425,000	472
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	415,000	407
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	30,000	31
Citigroup, Inc., 1.75%, 5/1/18	850,000	824

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 6.125%, 11/21/17	250,000	288
Fifth Third Bank, 4.75%, 2/1/15	600,000	629
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	250,000	252
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	570
HSBC Bank NA/New York NY, 6.00%, 8/9/17	250,000	284
HSBC USA, Inc., 2.625%, 9/24/18	140,000	142
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	242
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	838
KeyBank NA/Cleveland OH, 7.413%, 5/6/15	250,000	273
Morgan Stanley, 2.125%, 4/25/18	250,000	244
Morgan Stanley, 3.80%, 4/29/16	250,000	263
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	340
PNC Bank NA, 4.875%, 9/21/17	250,000	277
Royal Bank of Canada, 1.45%, 9/9/16	500,000	505
Sparebank 1 Boligkreditt AS, 2.30%, 6/30/17 144A	550,000	564
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	283
Standard Chartered PLC, 3.85%, 4/27/15 144A	160,000	166
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	166
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	358
U.S. Bancorp, 3.442%, 2/1/16	450,000	470
Wells Fargo & Co., 5.625%, 12/11/17	600,000	689

Total		12,613

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	208

Total		208

Conglomerate & Diversified Manufacturing (0.3%)
Eaton Corp., 1.50%, 11/2/17 144A	335,000	330

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Conglomerate & Diversified Manufacturing continued
Roper Industries, Inc., 2.05%, 10/1/18	180,000	177

Total		507

Consumer Products & Retailing (1.0%)
Colgate-Palmolive Co., 0.90%, 5/1/18	175,000	170
Delhaize Group, 6.50%, 6/15/17	250,000	283
Nordstrom, Inc., 6.75%, 6/1/14	145,000	151
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	280,000	281
Unilever Capital Corp., 2.75%, 2/10/16	250,000	261
Walgreen Co., 1.80%, 9/15/17	255,000	256
Wal-Mart Stores, Inc., 1.125%, 4/11/18	500,000	489

Total		1,891

Electric Utilities (4.3%)
Arizona Public Service Co., 4.65%, 5/15/15	262,000	277
Consumers Energy Co., 5.50%, 8/15/16	500,000	561
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	465,000	468
Dominion Resources, Inc., 6.00%, 11/30/17	500,000	577
Duke Energy Corp., 2.10%, 6/15/18	115,000	115
Duke Energy Indiana, Inc., 0.619%, 7/11/16	500,000	501
Entergy Corp., 4.70%, 1/15/17	340,000	364
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	521
Exelon Corp., 4.90%, 6/15/15	250,000	266
FirstEnergy Corp., 2.75%, 3/15/18	250,000	243
Jersey Central Power & Light Co., 5.65%, 6/1/17	250,000	276
MidAmerican Energy Co., 2.40%, 3/15/19	500,000	509
Nevada Power Co., 5.95%, 3/15/16	250,000	279
NextEra Energy Capital Holding, Inc., 2.60%, 9/1/15	500,000	515
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	250,000	251

Short-Term Bond Portfolio

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Northeast Utilities, 1.45%, 5/1/18	105,000	102
NSTAR Electric Co., 0.503%, 5/17/16	440,000	439
Peco Energy Co., 1.20%, 10/15/16	500,000	502
Public Service Co. of Colorado, 5.80%, 8/1/18	500,000	589
Public Service Electric & Gas Co., 2.30%, 9/15/18	400,000	407

Total		7,762

Energy (1.3%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	250,000	281
Apache Corp., 5.625%, 1/15/17	300,000	339
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	283
EnCana Holdings Finance Corp., 5.80%, 5/1/14	105,000	108
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	103
Noble Energy, Inc., 8.25%, 3/1/19	250,000	312
Petrohawk Energy Corp., 6.25%, 6/1/19	500,000	548
Talisman Energy, Inc., 5.125%, 5/15/15	245,000	260
Transocean, Inc., 2.50%, 10/15/17	75,000	75

Total		2,309

Entertainment (0.4%)
Time Warner, Inc., 3.15%, 7/15/15	135,000	140
Viacom, Inc., 2.50%, 9/1/18	250,000	250
Viacom, Inc., 4.375%, 9/15/14	250,000	258

Total		648

Finance (0.5%)
General Electric Capital Corp., 2.30%, 4/27/17	900,000	923

Total		923

Food & Beverage (1.8%)
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	750,000	735
ConAgra Foods, Inc., 1.90%, 1/25/18	285,000	281
Diageo Capital PLC, 1.125%, 4/29/18	500,000	483

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	250,000	300
Heineken NV, 1.40%, 10/1/17 144A	280,000	275
Mead Johnson Nutrition Co., 3.50%, 11/1/14	200,000	206
Mondelez International, Inc., 4.125%, 2/9/16	400,000	427
Mondelez International, Inc., 6.50%, 8/11/17	25,000	29
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	259
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	250,000	257

Total		3,252

Foreign Agencies (0.5%)
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	975

Total		975

Healthcare (0.7%)
Baxter International, Inc., 0.95%, 6/1/16	250,000	251
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	366
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	63
McKesson Corp., 1.40%, 3/15/18	275,000	268
Stryker Corp., 3.00%, 1/15/15	135,000	139
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	250,000	256

Total		1,343

Insurance (1.6%)
ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	290
Aetna, Inc., 1.50%, 11/15/17	110,000	108
Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	250,000	244
The Hartford Financial Services Group, Inc., 4.00%, 10/15/17	250,000	268
Marsh & McLennan Cos., 2.55%, 10/15/18	160,000	161
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	245
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	261
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	297,502	307
Prudential Financial, Inc., 6.00%, 12/1/17	250,000	290

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
UnitedHealth Group, Inc., 1.40%, 10/15/17	320,000	316
WellPoint, Inc., 1.875%, 1/15/18	100,000	99
WellPoint, Inc., 5.25%, 1/15/16	350,000	382

Total		2,971

Media (0.5%)
Comcast Corp., 4.95%, 6/15/16	250,000	276
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	250,000	241
Discovery Communications LLC, 3.70%, 6/1/15	180,000	188
Time Warner Cable, Inc., 5.85%, 5/1/17	250,000	272

Total		977

Metals & Mining (0.3%)
Barrick Gold Corp., 2.50%, 5/1/18 144A	75,000	71
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18 144A	325,000	314
Goldcorp, Inc., 2.125%, 3/15/18	95,000	93

Total		478

Municipal Bonds (0.6%)
Province of Ontario Canada, 2.00%, 9/27/18	1,000,000	1,005

Total		1,005

Oil & Gas (1.3%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	524
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	504
Chevron Corp., 1.718%, 6/24/18	250,000	249
Shell International Finance BV, 1.125%, 8/21/17	350,000	347
Shell International Finance BV, 1.90%, 8/10/18	250,000	251
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	247
Total Capital SA, 2.125%, 8/10/18	250,000	252

Total		2,374

Pharmaceuticals (0.7%)
AbbVie, Inc., 1.75%, 11/6/17	750,000	744
Actavis PLC, 1.875%, 10/1/17	115,000	114

Short-Term Bond Portfolio

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Merck & Co., Inc., 1.30%, 5/18/18	250,000	244
Mylan, Inc., 1.80%, 6/24/16 144A	75,000	75
Mylan, Inc., 2.60%, 6/24/18 144A	80,000	80

Total		1,257

Pipelines (2.0%)
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	280
Energy Transfer Partners LP, 5.95%, 2/1/15	400,000	425
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	105
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	165,000	164
NiSource Finance Corp., 5.25%, 9/15/17	250,000	278
Oneok Partners LP, 3.20%, 9/15/18	250,000	255
ONEOK Partners LP, 3.25%, 2/1/16	230,000	239
Plains All American Pipeline LP/PAA Finance Corp., 5.625%, 12/15/13	175,000	177
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	533
TransCanada PipeLines, Ltd., 0.928%, 6/30/16	750,000	755
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	320

Total		3,531

Property and Casualty Insurance (0.3%)
American International Group, Inc., 5.85%, 1/16/18	445,000	506

Total		506

Real Estate Investment Trusts (0.7%)
ERP Operating LP, 6.584%, 4/13/15	275,000	298
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	304
Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	244
Ventas Realty LP, 1.55%, 9/26/16	500,000	501

Total		1,347

Services (0.1%)
Waste Management, Inc., 2.60%, 9/1/16	200,000	207

Total		207

Corporate Bonds (30.4%)	Shares/ $ Par	Value $ (000’s)

Technology (1.2%)
Adobe Systems, Inc., 3.25%, 2/1/15	250,000	258
Apple, Inc., 1.00%, 5/3/18	200,000	193
EMC Corp., 1.875%, 6/1/18	250,000	249
International Business Machines Corp., 5.70%, 9/14/17	500,000	579
Oracle Corp., 2.375%, 1/15/19	250,000	251
Oracle Corp., 5.75%, 4/15/18	250,000	291
Total System Services, Inc., 2.375%, 6/1/18	75,000	73
Xerox Corp., 4.25%, 2/15/15	250,000	261

Total		2,155

Telecommunications (1.4%)
America Movil SAB de CV, 2.375%, 9/8/16	75,000	76
America Movil SAB de CV, 3.625%, 3/30/15	140,000	144
American Tower Corp., 3.40%, 2/15/19	215,000	213
American Tower Corp., 4.50%, 1/15/18	250,000	264
AT&T, Inc., 1.40%, 12/1/17	400,000	390
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	227
Orange SA, 4.375%, 7/8/14	250,000	257
Verizon Communications, Inc., 1.10%, 11/1/17	200,000	193
Verizon Communications, Inc., 2.50%, 9/15/16	350,000	361
Verizon Communications, Inc., 3.65%, 9/14/18	335,000	353

Total		2,478

Transportation (0.5%)
Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	750,000	864

Total		864

Total Corporate Bonds
(Cost: $54,598)		54,991

	Governments (47.4%)	Shares/ $ Par	Value $ (000’s)

	Governments (47.4%)
	Federal Home Loan Mortgage Corp., 2.25%, 1/23/17	750,000	755
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	35,430,000	38,007
	US Treasury, 0.25%, 9/30/15	750,000	749
(b)	US Treasury, 0.375%, 6/30/15	46,315,000	46,393

	Total Governments
	(Cost: $85,852)		85,904

	Municipal Bonds (0.5%)

	Municipal Bonds (0.5%)
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	199
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	185
	Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 2/1/19 RB	49,108	53
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	316
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	207

	Total Municipal Bonds
	(Cost: $951)		960

	Structured Products (19.2%)

	Structured Products (19.2%)
	AEP Texas Central Transition Funding LLC, 5.17%, 1/1/18	700,000	782
	Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	761
	Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	714

Short-Term Bond Portfolio

Structured Products (19.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stears Commercial Mortgage Securities, Inc., Series 2007-PW17, Class AAB, 5.703%, 6/11/50	597,716	618
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	1,750,000	1,763
Commercial Mortgage Pass-Through Certificate, Series 2001-J2A, Class C, 6.586%, 7/16/34	513,562	584
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.056%, 7/10/38	500,000	547
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class B, 4.855%, 1/15/37	400,000	405
DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 9/25/45 144A	391,552	391
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49	996,241	998
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.632%, 5/15/18	1,000,000	988
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	456,773	442
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	4,615,949	4,346
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.663%, 8/25/20 IO	2,465,905	187
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	1,392,184	1,392
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	112,264	119
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	531,926	575
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	1,252,604	1,243

Structured Products (19.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	1,144,796	1,156
Federal National Mortgage Association, Series 2011-113, Class AG, 2.5%, 11/25/26	1,695,255	1,723
Federal National Mortgage Association, 6.00%, 8/1/22	287,736	317
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	1,000,000	998
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	205
Ford Credit Auto Owner Trust, Series 2011-A, Class D, 3.21%, 7/15/17	110,000	114
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	2,128,000	2,170
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A1, 0.85%, 1/15/18	400,000	399
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	725,000	725
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,930,000	1,929
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	150,000	151
John Deere Owner Trust, Series 2012-A, Class A4, 0.99%, 6/15/18	600,000	603
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A, 4.158%, 1/12/39 144A	589,049	594
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 6.056%, 4/15/45	935,805	1,028
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A6, 5.02%, 8/15/29	265,285	271

	Structured Products (19.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	437
	M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	500,000	502
	MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	24,971	26
	Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073%, 8/13/42	600,000	630
	Nissan Auto Lease Trust, Series 2013-A, Class A3, 0.61%, 4/15/16	1,000,000	998
	Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.329%, 6/25/36	2,083,059	2,047
	Santander Drive Auto Receivables Trust, Series 2011-1, Class B, 2.35%, 11/16/15	154,398	155
	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	200,000	203
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.623%, 12/25/34	543,043	549

	Total Structured Products
	(Cost: $34,914)		34,785

	Short-Term Investments (2.2%)

	Commercial Paper (2.2%)
(b)	Atlantic Asset Securitization LLC, 0.14%, 10/11/13	400,000	400
(b)	Federal Home Loan Bank, 0.07%, 11/12/13	1,000,000	1,000
(b)	John Deere Bank SA, 0.07%, 10/10/13	400,000	400
(b)	Marathon Oil Corp., 0.21%, 10/2/13	1,000,000	1,000
(b)	Toyota Motor Credit Corp., 0.07%, 10/29/13	400,000	400
(b)	Xcel Energy, Inc., 0.20%, 10/1/13	800,000	800

	Total Short-Term Investments
	(Cost: $4,000)		4,000

Short-Term Bond Portfolio

Short-Term Investments (2.2%)	Shares/ $ Par	Value $ (000’s)

Total Investments (99.7%)
(Cost: $180,315)(a)		180,640

Other Assets, Less
Liabilities (0.3%)		624

Net Assets (100.0%)		181,264

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities (in thousands) was $11,941 representing 6.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $180,315 and the net unrealized appreciation of investments based on that cost was $325 which is comprised of $1,021 aggregate gross unrealized appreciation and $696 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2013, $15,568)	130	12/13	$(168)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $667)	5	12/13	- (m)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2013, $12,687)	102	12/13	(205)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $20,866)	95	12/13	59
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $141)	1	12/13	(2)

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Barclays Bank PLC	BRL	320	11/13	$2	$-	$2
Sell	Barclays Bank PLC	BRL	320	11/13	12	-	12

					$14	$-	$14

BRL — Brazilian Real

(m)	Amount is less than one thousand.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$85,904	$-
Municipal Bonds	-	960	-
Corporate Bonds	-	54,991	-
Structured Products	-	34,343	442
Short-Term Investments	-	4,000	-
Other Financial Instruments^
Futures	59	-	-
Forward Currency Contracts	-	14	-
Liabilities:
Other Financial Instruments^
Futures	(375)	-	-
Total	$(316)	$180,212	$442

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Select Bond Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.5%)
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	740,000	851
Boeing Capital Corp., 2.125%, 8/15/16	745,000	769
General Dynamics Corp., 2.25%, 11/15/22	900,000	815
L-3 Communications Corp., 4.75%, 7/15/20	360,000	377
L-3 Communications Corp., 4.95%, 2/15/21	1,515,000	1,604
L-3 Communications Corp., 5.20%, 10/15/19	950,000	1,032
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,181
Lockheed Martin Corp., 3.35%, 9/15/21	315,000	315
Lockheed Martin Corp., 4.07%, 12/15/42	267,000	235
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	585
Raytheon Co., 3.125%, 10/15/20	1,000,000	1,014

Total		8,778

Autos & Vehicle Parts (1.1%)
American Honda Finance Corp., 2.125%, 2/28/17 144A	1,520,000	1,539
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	410,000	411
Daimler Finance North America LLC, 2.625%, 9/15/16 144A	125,000	129
Daimler Finance North America LLC, 3.00%, 3/28/16 144A	1,545,000	1,607
Ford Motor Co., 7.45%, 7/16/31	1,180,000	1,440
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,500,000	1,488
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,250,000	1,285
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	940,000	1,004
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,255,000	1,387
General Motors Co., 3.50%, 10/2/18 144A	900,000	898
General Motors Co., 4.875%, 10/2/23 144A	900,000	880
General Motors Financial Co., Inc., 2.75%, 5/15/16 144A	1,095,000	1,092

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
General Motors Financial Co., Inc., 3.25%, 5/15/18 144A	435,000	423
PACCAR, Inc., 6.875%, 2/15/14	140,000	143
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,845,000	1,863
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,800,000	1,790
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	1,075,000	1,119

Total		18,498

Banking (4.6%)
American Express Co., 6.15%, 8/28/17	875,000	1,020
American Express Credit Corp., 1.30%, 7/29/16	550,000	553
Bank of America Corp., 3.30%, 1/11/23	1,925,000	1,803
Bank of America Corp., 3.625%, 3/17/16	885,000	931
Bank of America Corp., 3.75%, 7/12/16	335,000	355
Bank of America Corp., 5.75%, 12/1/17	985,000	1,111
Bank of Montreal, 2.55%, 11/6/22	1,025,000	951
The Bank of New York Mellon Corp., 3.55%, 9/23/21	2,025,000	2,073
Bank of Nova Scotia, 1.375%, 12/18/17	1,275,000	1,252
Barclays Bank PLC, 5.00%, 9/22/16	125,000	138
Barclays Bank PLC, 6.05%, 12/4/17 144A	1,555,000	1,727
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	1,170,000	1,147
Citigroup, Inc., 3.375%, 3/1/23	355,000	338
Citigroup, Inc., 3.50%, 5/15/23	2,505,000	2,261
Citigroup, Inc., 3.953%, 6/15/16	6,155,000	6,552
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	410,000	411

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	325,000	347
Deutsche Bank AG, 4.296%, 5/24/28	1,555,000	1,404
Eurasian Development Bank, 5.00%, 9/26/20 144A	1,260,000	1,250
Fifth Third Bank, 4.75%, 2/1/15	1,215,000	1,274
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	2,505,000	2,525
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,895,000	2,142
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,115,000	1,275
HSBC Bank PLC, 4.75%, 1/19/21 144A	30,000	32
HSBC Holdings PLC, 5.10%, 4/5/21	875,000	964
HSBC USA, Inc., 2.625%, 9/24/18	1,065,000	1,079
JPMorgan Chase & Co., 3.15%, 7/5/16	6,890,000	7,229
JPMorgan Chase & Co., 3.20%, 1/25/23	355,000	332
JPMorgan Chase & Co., 5.625%, 8/16/43	620,000	616
JPMorgan Chase & Co., 6.00%, 1/15/18	720,000	827
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	3,110,000	3,576
Morgan Stanley, 1.75%, 2/25/16	1,260,000	1,266
Morgan Stanley, 3.75%, 2/25/23	2,350,000	2,266
Morgan Stanley, 3.80%, 4/29/16	1,175,000	1,237
Morgan Stanley, 4.10%, 5/22/23	1,885,000	1,758
Morgan Stanley, 4.75%, 3/22/17	1,830,000	1,976
Nordea Bank AB, 4.875%, 1/27/20 144A	440,000	482
The Northern Trust Co., 5.85%, 11/9/17 144A	250,000	285
PNC Bank NA, 2.95%, 1/30/23	2,280,000	2,111
PNC Bank NA, 3.80%, 7/25/23	1,250,000	1,223

Select Bond Portfolio

	Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Royal Bank of Canada, 1.45%, 9/9/16	1,230,000	1,242
	Royal Bank of Canada, 2.20%, 7/27/18	1,250,000	1,254
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	620,000	626
	The Royal Bank of Scotland PLC, 5.625%, 8/24/20	765,000	845
	Standard Chartered PLC, 3.20%, 5/12/16 144A	960,000	1,006
	Standard Chartered PLC, 3.95%, 1/11/23 144A	1,495,000	1,406
	Standard Chartered PLC, 5.20%, 1/26/24 144A	1,260,000	1,266
	State Street Corp., 2.875%, 3/7/16	585,000	612
	SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	845,000	768
	SunTrust Banks, Inc., 6.00%, 9/11/17	570,000	653
	The Toronto-Dominion Bank, 2.625%, 9/10/18	1,230,000	1,258
	U.S. Bancorp, 3.442%, 2/1/16	1,065,000	1,113
	Wachovia Corp., 5.75%, 2/1/18	280,000	324
(d,n)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	-
(d,n)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	-
	Wells Fargo & Co., 1.50%, 1/16/18	1,815,000	1,786
	Wells Fargo & Co., 3.45%, 2/13/23	1,635,000	1,530
	Wells Fargo & Co., 4.60%, 4/1/21	1,085,000	1,178
	Wells Fargo & Co., 7.98%, 3/29/49	250,000	275

	Total		77,241

	Basic Materials (0.3%)
	Ball Corp., 4.00%, 11/15/23	1,250,000	1,122
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	1,775,000	1,624
	Georgia-Pacific LLC, 5.40%, 11/1/20 144A	1,430,000	1,600
	Georgia-Pacific LLC, 7.75%, 11/15/29	90,000	114

	Total		4,460

	Capital Goods (0.4%)
	Caterpillar Financial Services Corp., 1.625%, 6/1/17	855,000	857

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
Caterpillar Financial Services Corp., 2.45%, 9/6/18	1,250,000	1,273
Caterpillar, Inc., 3.803%, 8/15/42	710,000	608
Deere & Co., 2.60%, 6/8/22	1,200,000	1,132
John Deere Capital Corp., 0.70%, 9/4/15	900,000	901
John Deere Capital Corp., 1.20%, 10/10/17	615,000	605
John Deere Capital Corp., 2.25%, 4/17/19	690,000	693
John Deere Capital Corp., 2.80%, 1/27/23	925,000	878

Total		6,947

Chemicals (0.3%)
Agrium, Inc., 3.15%, 10/1/22	655,000	608
Celanese US Holdings LLC, 4.625%, 11/15/22	625,000	598
E.I. du Pont de Nemours & Co., 3.625%, 1/15/21	1,500,000	1,546
Eastman Chemical Co., 7.25%, 1/15/24	110,000	130
LyondellBasell Industries NV, 5.00%, 4/15/19	475,000	523
LyondellBasell Industries NV, 6.00%, 11/15/21	605,000	691
Monsanto Co., 5.125%, 4/15/18	55,000	63
Praxair, Inc., 3.55%, 11/7/42	1,250,000	1,042
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	625,000	628

Total		5,829

Conglomerate & Diversified Manufacturing (0.4%)
Eaton Corp., 2.75%, 11/2/22 144A	2,700,000	2,516
Honeywell International, Inc., 4.25%, 3/1/21	1,000,000	1,092
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	300,000	299
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	310,000	308
Roper Industries, Inc., 3.125%, 11/15/22	990,000	927
United Technologies Corp., 3.10%, 6/1/22	1,620,000	1,594
United Technologies Corp., 4.50%, 6/1/42	750,000	728

Total		7,464

Consumer Products & Retailing (2.1%)
Colgate-Palmolive Co., 2.10%, 5/1/23	1,465,000	1,337

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Costco Wholesale Corp., 1.70%, 12/15/19	2,210,000	2,136
CVS Caremark Corp., 6.25%, 6/1/27	1,475,000	1,755
CVS Pass-Through Trust, 6.036%, 12/10/28	788,370	869
Delhaize Group SA, 4.125%, 4/10/19	1,310,000	1,366
Delhaize Group SA, 5.70%, 10/1/40	570,000	557
The Gap, Inc., 5.95%, 4/12/21	1,650,000	1,828
The Home Depot, Inc., 2.25%, 9/10/18	940,000	950
The Home Depot, Inc., 3.75%, 2/15/24	940,000	951
The Home Depot, Inc., 4.40%, 4/1/21	250,000	274
The Home Depot, Inc., 5.40%, 3/1/16	250,000	277
The Home Depot, Inc., 5.875%, 12/16/36	585,000	668
The Kroger Co., 7.50%, 4/1/31	735,000	904
Limited Brands, Inc., 5.625%, 2/15/22	1,200,000	1,230
Lowe’s Cos., Inc., 3.80%, 11/15/21	200,000	205
Lowe’s Cos., Inc., 3.875%, 9/15/23	1,230,000	1,246
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	1,250,000	1,261
McDonald’s Corp., 2.625%, 1/15/22	1,000,000	965
McDonald’s Corp., 3.625%, 5/20/21	1,250,000	1,301
NIKE, Inc., 3.625%, 5/1/43	1,115,000	964
Nordstrom, Inc., 6.25%, 1/15/18	330,000	384
Nordstrom, Inc., 7.00%, 1/15/38	225,000	287
The Procter & Gamble Co., 2.30%, 2/6/22	1,550,000	1,476
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	535
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	1,000,000	1,005
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	560,000	488
Target Corp., 2.90%, 1/15/22	1,000,000	976
Target Corp., 6.50%, 10/15/37	405,000	499
TJX Cos., Inc., 2.50%, 5/15/23	665,000	617
Unilever Capital Corp., 2.20%, 3/6/19	1,875,000	1,889
Unilever Capital Corp., 4.25%, 2/10/21	1,000,000	1,084

Select Bond Portfolio

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 1.95%, 12/15/18	615,000	614
Wal-Mart Stores, Inc., 2.80%, 4/15/16	450,000	473
Wal-Mart Stores, Inc., 3.25%, 10/25/20	735,000	758
Wal-Mart Stores, Inc., 3.625%, 7/8/20	390,000	413
Wal-Mart Stores, Inc., 4.875%, 7/8/40	625,000	634
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,480,000	1,667

Total		34,843

Electric Utilities (2.7%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	659
Alabama Power Co., 3.95%, 6/1/21	1,170,000	1,224
Ameren Corp., 8.875%, 5/15/14	350,000	367
Appalachian Power Co., 4.60%, 3/30/21	590,000	633
Arizona Public Service Co., 5.05%, 9/1/41	535,000	549
Arizona Public Service Co., 8.75%, 3/1/19	115,000	149
Bruce Mansfield Unit, 6.85%, 6/1/34	361,412	381
Carolina Power & Light Co., 2.80%, 5/15/22	910,000	875
Carolina Power & Light Co., 4.10%, 3/15/43	1,900,000	1,727
Carolina Power & Light Co., 5.15%, 4/1/15	320,000	341
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	442
Commonwealth Edison Co., 4.00%, 8/1/20	565,000	603
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	115
Commonwealth Edison Co., 6.15%, 9/15/17	140,000	164
Connecticut Light & Power Co., 5.65%, 5/1/18	160,000	185
Consumers Energy Co., 3.375%, 8/15/23	390,000	389
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	1,124
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	1,150,000	1,159
The Detroit Edison Co., 3.45%, 10/1/20	635,000	662
The Detroit Edison Co., 5.45%, 2/15/35	105,000	112
Dominion Resources, Inc., 1.40%, 9/15/17	1,250,000	1,232
DTE Energy Co., 6.375%, 4/15/33	415,000	479

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Duke Energy Corp., 6.25%, 6/15/18	50,000	59
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,180,000	1,241
Duke Energy Ohio, Inc., 3.80%, 9/1/23	225,000	230
Entergy Corp., 5.125%, 9/15/20	1,310,000	1,363
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	672
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,231
Exelon Generation Co. LLC, 6.20%, 10/1/17	455,000	522
FirstEnergy Corp., 4.25%, 3/15/23	700,000	640
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	870,000	881
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	28,460	29
MidAmerican Energy Co., 2.40%, 3/15/19	1,230,000	1,253
Mississippi Power Co., 4.75%, 10/15/41	970,000	904
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	615,000	669
Nevada Power Co., 5.95%, 3/15/16	165,000	184
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	1,105,000	1,164
Northeast Utilities, 2.80%, 5/1/23	895,000	827
Northern States Power Co./MN, 2.60%, 5/15/23	1,255,000	1,174
NSTAR LLC, 4.50%, 11/15/19	55,000	60
NV Energy, Inc., 6.25%, 11/15/20	535,000	623
Ohio Edison Co., 6.875%, 7/15/36	130,000	152
Ohio Power Co., 5.375%, 10/1/21	600,000	675
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,750,000	1,768
Pacific Gas & Electric Co., 5.625%, 11/30/17	300,000	345
PacifiCorp., 3.85%, 6/15/21	1,170,000	1,229
Peco Energy Co., 1.20%, 10/15/16	1,230,000	1,235
Peco Energy Co., 2.375%, 9/15/22	785,000	728
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	215
PPL Capital Funding, Inc., 4.20%, 6/15/22	670,000	667

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
PPL Capital Funding, Inc., 4.70%, 6/1/43	940,000	840
PPL Energy Supply LLC, 6.50%, 5/1/18	145,000	164
Public Service Co. of Colorado, 2.50%, 3/15/23	635,000	589
Public Service Co. of Colorado, 3.20%, 11/15/20	785,000	802
Public Service Co. of New Mexico, 5.35%, 10/1/21	650,000	697
Public Service Electric & Gas Co., 2.30%, 9/15/18	1,230,000	1,251
Public Service Electric & Gas Co., 3.50%, 8/15/20	685,000	718
Public Service Electric & Gas Co., 3.65%, 9/1/42	535,000	460
Puget Sound Energy, Inc., 6.274%, 3/15/37	370,000	448
San Diego Gas & Electric Co., 3.60%, 9/1/23	860,000	878
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	210
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	309
Southern California Edison Co., 3.50%, 10/1/23	1,080,000	1,078
Tampa Electric Co., 5.40%, 5/15/21	95,000	109
Union Electric Co., 3.90%, 9/15/42	715,000	636
Union Electric Co., 6.40%, 6/15/17	140,000	163
Union Electric Co., 6.70%, 2/1/19	195,000	235
Virginia Electric & Power Co., 3.45%, 9/1/22	945,000	955
Virginia Electric & Power Co., 5.40%, 4/30/18	60,000	69

Total		44,922

Energy (1.5%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	1,140,000	1,325
Apache Corp., 2.625%, 1/15/23	1,265,000	1,159
Apache Corp., 3.25%, 4/15/22	1,000,000	979
Apache Corp., 4.75%, 4/15/43	605,000	573
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	595,000	673
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	150
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	288

Select Bond Portfolio

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
ConocoPhillips, 6.00%, 1/15/20	2,345,000	2,776
Denbury Resources, Inc., 4.625%, 7/15/23	2,250,000	2,059
Devon Energy Corp., 1.875%, 5/15/17	595,000	596
Devon Energy Corp., 3.25%, 5/15/22	910,000	871
Encana Corp., 3.90%, 11/15/21	795,000	797
EnCana Corp., 6.50%, 2/1/38	325,000	356
Ensco PLC, 4.70%, 3/15/21	880,000	934
EOG Resources, Inc., 4.40%, 6/1/20	340,000	368
Marathon Oil Corp., 6.60%, 10/1/37	130,000	154
Nabors Industries, Inc., 6.15%, 2/15/18	960,000	1,080
National Oilwell Varco, Inc., 1.35%, 12/1/17	195,000	192
National Oilwell Varco, Inc., 2.60%, 12/1/22	685,000	636
Noble Energy, Inc., 4.15%, 12/15/21	305,000	318
Noble Energy, Inc., 6.00%, 3/1/41	425,000	478
Occidental Petroleum Corp., 4.125%, 6/1/16	385,000	416
Petrohawk Energy Corp., 6.25%, 6/1/19	1,260,000	1,381
Sempra Energy, 2.30%, 4/1/17	1,020,000	1,040
Sempra Energy, 6.15%, 6/15/18	215,000	251
Talisman Energy, Inc., 3.75%, 2/1/21	1,055,000	1,030
Transocean, Inc., 6.375%, 12/15/21	960,000	1,067
Weatherford International, Ltd., 5.95%, 4/15/42	600,000	575
Whiting Petroleum Corp., 5.00%, 3/15/19	1,565,000	1,569
Whiting Petroleum Corp., 5.75%, 3/15/21	1,250,000	1,284

Total		25,375

Entertainment (0.3%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	940,000	941
Historic TW, Inc., 6.625%, 5/15/29	880,000	1,002
Historic TW, Inc., 6.875%, 6/15/18	180,000	216
Viacom, Inc., 4.25%, 9/1/23	735,000	731
Viacom, Inc., 5.85%, 9/1/43	625,000	636

	Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

	Entertainment continued
	The Walt Disney Co., 2.55%, 2/15/22	1,000,000	949

	Total		4,475

	Finance (0.5%)
	General Electric Capital Corp., 3.10%, 1/9/23	1,760,000	1,647
	General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	4,171
	General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	1,550,000	1,621
	International Lease Finance Corp., 5.75%, 5/15/16	335,000	355
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	100
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	127
	The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	40,000	43

	Total		8,064

	Food & Beverage (1.6%)
	Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	200,000	224
	Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,575,000	1,457
	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	1,180,000	1,356
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,260,000	1,854
(e)	Archer-Daniels-Midland Co., 4.479%, 3/1/21	335,000	359
	Beam, Inc., 3.25%, 5/15/22	460,000	448
	The Coca-Cola Co., 2.50%, 4/1/23	1,200,000	1,136
	The Coca-Cola Co., 3.15%, 11/15/20	2,420,000	2,491
	ConAgra Foods, Inc., 1.90%, 1/25/18	580,000	572
	ConAgra Foods, Inc., 4.65%, 1/25/43	635,000	576
	Constellation Brands, Inc., 4.25%, 5/1/23	625,000	574
	Diageo Capital PLC, 1.125%, 4/29/18	935,000	903
	Diageo Capital PLC, 2.625%, 4/29/23	680,000	626
	Diageo Capital PLC, 3.875%, 4/29/43	495,000	426
	General Mills, Inc., 3.15%, 12/15/21	900,000	887
	Heineken NV, 1.40%, 10/1/17 144A	430,000	423

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Heineken NV, 2.75%, 4/1/23 144A	645,000	589
Kellogg Co., 3.25%, 5/21/18	375,000	397
Kraft Foods Group, Inc., 2.25%, 6/5/17	285,000	291
Kraft Foods Group, Inc., 5.375%, 2/10/20	480,000	547
Kraft Foods Group, Inc., 6.125%, 8/23/18	750,000	882
Mead Johnson Nutrition Co., 4.90%, 11/1/19	960,000	1,062
Mondelez International, Inc., 6.125%, 2/1/18	265,000	306
Mondelez International, Inc., 6.50%, 8/11/17	1,250,000	1,454
Mondelez International, Inc., 6.50%, 2/9/40	1,485,000	1,743
PepsiCo, Inc., 2.75%, 3/5/22	1,000,000	952
PepsiCo, Inc., 3.125%, 11/1/20	1,590,000	1,614
PepsiCo, Inc., 7.90%, 11/1/18	345,000	439
Pernod-Ricard SA, 5.75%, 4/7/21 144A	840,000	937
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	920,000	927

Total		26,452

Foreign Agencies (0.4%)
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 144A	1,260,000	1,260
Eksportfinans ASA, 2.00%, 9/15/15	3,000,000	2,925
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	212
Statoil ASA, 2.45%, 1/17/23	1,900,000	1,736

Total		6,133

Gaming/Leisure/Lodging (0.0%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 144A	935,000	858

Total		858

Healthcare (0.5%)
Express Scripts Holding Co., 2.65%, 2/15/17	545,000	562
Express Scripts Holding Co., 3.125%, 5/15/16	220,000	230
Express Scripts Holding Co., 3.50%, 11/15/16	900,000	953
Express Scripts Holding Co., 3.90%, 2/15/22	285,000	289

Select Bond Portfolio

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	620,000	646
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	465,000	477
McKesson Corp., 2.85%, 3/15/23	430,000	405
Medco Health Solutions, Inc., 7.125%, 3/15/18	1,050,000	1,266
Tenet Healthcare Corp., 4.375%, 10/1/21 144A	2,820,000	2,601
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	405,000	398

Total		7,827

Insurance (0.9%)
Aetna, Inc., 1.50%, 11/15/17	140,000	137
Aetna, Inc., 2.75%, 11/15/22	395,000	365
American International Group, Inc., 3.375%, 8/15/20	2,280,000	2,281
American International Group, Inc., 4.875%, 6/1/22	1,590,000	1,706
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,250,000	1,214
Hartford Financial Services Group, Inc., 4.30%, 4/15/43	250,000	221
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	395,000	397
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	125,000	135
MassMutual Global Funding II, 2.30%, 9/28/15 144A	1,250,000	1,288
MetLife, Inc., 4.368%, 9/15/23	510,000	533
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	1,340,000	1,424
New York Life Global Funding, 2.45%, 7/14/16 144A	1,140,000	1,180
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,863,000	1,921
Prudential Financial, Inc., 5.375%, 6/21/20	420,000	474
Prudential Financial, Inc., 5.70%, 12/14/36	145,000	156
UnitedHealth Group, Inc., 1.40%, 10/15/17	180,000	178
UnitedHealth Group, Inc., 2.75%, 2/15/23	210,000	196
UnitedHealth Group, Inc., 2.875%, 3/15/22	210,000	199
UnitedHealth Group, Inc., 3.95%, 10/15/42	90,000	77

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
UnitedHealth Group, Inc., 4.70%, 2/15/21	595,000	650
WellPoint, Inc., 3.125%, 5/15/22	105,000	100
WellPoint, Inc., 3.30%, 1/15/23	1,090,000	1,027
WellPoint, Inc., 3.70%, 8/15/21	45,000	45
WellPoint, Inc., 4.35%, 8/15/20	20,000	21

Total		15,925

Media (0.8%)
Comcast Corp., 2.85%, 1/15/23	2,725,000	2,584
Comcast Corp., 5.875%, 2/15/18	800,000	933
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	3,690,000	3,444
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	150,000	151
Discovery Communications LLC, 5.05%, 6/1/20	326,000	361
NBCUniversal Media LLC, 2.875%, 4/1/16	890,000	932
NBCUniversal Media LLC, 6.40%, 4/30/40	695,000	822
News America, Inc., 3.00%, 9/15/22	2,190,000	2,052
News America, Inc., 4.00%, 10/1/23 144A	265,000	265
News America, Inc., 5.40%, 10/1/43 144A	410,000	411
News America, Inc., 6.90%, 8/15/39	170,000	198
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	828
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	805
Videotron, Ltd., 5.00%, 7/15/22	600,000	570

Total		14,356

Metals & Mining (0.6%)
Barrick North America Finance LLC, 4.40%, 5/30/21	820,000	762
Barrick North America Finance LLC, 5.75%, 5/1/43	950,000	797
Barrick North America Finance LLC, 6.80%, 9/15/18	375,000	429
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	815,000	821
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	465,000	417
Goldcorp, Inc., 3.70%, 3/15/23	200,000	182

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Newmont Mining Corp., 3.50%, 3/15/22	305,000	267
Newmont Mining Corp., 6.25%, 10/1/39	245,000	227
Plains Exploration & Production Co., 6.125%, 6/15/19	550,000	590
Plains Exploration & Production Co., 6.50%, 11/15/20	385,000	413
Plains Exploration & Production Co., 6.75%, 2/1/22	685,000	733
Plains Exploration & Production Co., 6.875%, 2/15/23	550,000	590
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	1,250,000	1,232
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	900,000	915
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	292
Southern Copper Corp., 5.25%, 11/8/42	1,250,000	1,008
Teck Resources, Ltd., 3.00%, 3/1/19	170,000	168
Vale SA, 5.625%, 9/11/42	1,250,000	1,090

Total		10,933

Municipal Bonds (0.1%)
Province of Ontario Canada, 2.00%, 9/27/18	1,230,000	1,236

Total		1,236

Oil & Gas (1.0%)
BP Capital Markets PLC, 1.846%, 5/5/17	1,230,000	1,240
BP Capital Markets PLC, 2.50%, 11/6/22	2,155,000	1,949
BP Capital Markets PLC, 4.50%, 10/1/20	295,000	319
BP Capital Markets PLC, 4.75%, 3/10/19	1,936,000	2,142
Cenovus Energy, Inc., 4.45%, 9/15/42	1,255,000	1,125
Chevron Corp., 1.718%, 6/24/18	620,000	618
Chevron Corp., 2.427%, 6/24/20	300,000	297
Chevron Corp., 3.191%, 6/24/23	930,000	913
Husky Energy, Inc., 3.95%, 4/15/22	1,355,000	1,360
Husky Energy, Inc., 7.25%, 12/15/19	195,000	239
Petro-Canada, 6.05%, 5/15/18	480,000	560
Shell International Finance BV, 1.90%, 8/10/18	930,000	933
Shell International Finance BV, 4.30%, 9/22/19	2,303,000	2,542
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	254
Total Capital International SA, 1.50%, 2/17/17	480,000	484
Total Capital SA, 2.125%, 8/10/18	930,000	938

Select Bond Portfolio

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Total Capital SA, 4.45%, 6/24/20	1,440,000	1,588

Total		17,501

Pharmaceuticals (1.1%)
AbbVie, Inc., 1.75%, 11/6/17	1,760,000	1,746
AbbVie, Inc., 2.90%, 11/6/22	1,085,000	1,015
Actavis PLC, 1.875%, 10/1/17	135,000	134
Actavis PLC, 3.25%, 10/1/22	360,000	337
Amgen, Inc., 3.875%, 11/15/21	1,500,000	1,520
Bristol-Myers Squibb Co., 2.00%, 8/1/22	1,250,000	1,124
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	530
Merck & Co., Inc., 2.80%, 5/18/23	625,000	591
Merck & Co., Inc., 3.875%, 1/15/21	2,145,000	2,264
Merck & Co., Inc., 4.75%, 3/1/15	500,000	530
Merck & Co., Inc., 5.75%, 11/15/36	250,000	287
Merck & Co., Inc., 6.40%, 3/1/28	125,000	155
Mylan, Inc., 3.125%, 1/15/23 144A	830,000	755
The Novartis Capital Corp., 2.40%, 9/21/22	1,860,000	1,733
Perrigo Co., 2.95%, 5/15/23	1,085,000	1,049
Pfizer, Inc., 5.35%, 3/15/15	450,000	481
Roche Holdings, Inc., 6.00%, 3/1/19 144A	538,000	639
Sanofi-Aventis SA, 2.625%, 3/29/16	1,750,000	1,826
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	920,000	852
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	430,000	408
Wyeth LLC, 5.50%, 2/15/16	35,000	39
Wyeth LLC, 5.95%, 4/1/37	835,000	977

Total		18,992

Pipelines (1.4%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	140
El Paso LLC, 7.00%, 6/15/17	420,000	468
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	500,000	434
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	2,660,000	2,824

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Enbridge, Inc., 4.00%, 10/1/23	1,230,000	1,231
Energy Transfer Partners LP, 4.15%, 10/1/20	840,000	863
Energy Transfer Partners LP, 4.65%, 6/1/21	460,000	472
Energy Transfer Partners LP, 6.05%, 6/1/41	1,205,000	1,209
Energy Transfer Partners LP, 6.70%, 7/1/18	440,000	515
Enterprise Products Operating LLC, 3.20%, 2/1/16	880,000	924
Enterprise Products Operating LLC, 4.85%, 3/15/44	1,265,000	1,179
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	1,150,000	1,246
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	220
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	1,430,000	1,551
Magellan Midstream Partners LP, 6.55%, 7/15/19	445,000	531
NiSource Finance Corp., 5.80%, 2/1/42	1,530,000	1,586
NiSource Finance Corp., 6.125%, 3/1/22	250,000	282
Oneok Partners LP, 5.00%, 9/15/23	615,000	631
Oneok Partners LP, 6.20%, 9/15/43	695,000	716
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	220,000	259
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	2,345,000	2,357
Spectra Energy Partners LP, 4.75%, 3/15/24	1,415,000	1,458
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	1,560,000	1,412
Williams Partners LP, 3.35%, 8/15/22	235,000	218
Williams Partners LP, 4.00%, 11/15/21	225,000	222
Williams Partners LP, 4.125%, 11/15/20	90,000	91
Williams Partners LP, 5.25%, 3/15/20	740,000	798

Total		23,837

Real Estate Investment Trusts (1.2%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	705,000	640
AvalonBay Communities, Inc., 2.95%, 9/15/22	365,000	337
AvalonBay Communities, Inc., 3.95%, 1/15/21	970,000	996

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Boston Properties LP, 3.125%, 9/1/23	320,000	293
Boston Properties LP, 3.80%, 2/1/24	625,000	601
BRE Properties, Inc., 5.20%, 3/15/21	810,000	873
BRE Properties, Inc., 5.50%, 3/15/17	360,000	397
Colonial Realty LP, 6.05%, 9/1/16	255,000	284
Corporate Office Properties LP, 5.25%, 2/15/24	1,230,000	1,262
Corporate Office Properties LP, 3.60%, 5/15/23	1,285,000	1,165
DDR Corp., 4.75%, 4/15/18	880,000	950
Duke Realty LP, 6.50%, 1/15/18	1,000,000	1,151
Essex Portfolio LP, 3.625%, 8/15/22	1,885,000	1,804
HCP, Inc., 3.75%, 2/1/16	520,000	547
HCP, Inc., 6.00%, 1/30/17	290,000	326
HCP, Inc., 6.70%, 1/30/18	170,000	198
Health Care REIT, Inc., 3.625%, 3/15/16	440,000	462
Lexington Realty Trust, 4.25%, 6/15/23 144A	2,480,000	2,400
Piedmont Operating Partnership LP, 3.40%, 6/1/23	2,085,000	1,897
Realty Income Corp., 4.65%, 8/1/23	1,145,000	1,161
Simon Property Group LP, 3.375%, 3/15/22	1,200,000	1,177
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	250,000	252
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	165,000	174
Ventas Realty LP/Ventas Capital Corp., 5.70%, 9/30/43	470,000	475
WEA Finance LLC, 7.125%, 4/15/18 144A	305,000	363

Total		20,185

Services (0.1%)
Republic Services, Inc., 5.25%, 11/15/21	515,000	565
Waste Management, Inc., 2.90%, 9/15/22	740,000	689
Waste Management, Inc., 4.60%, 3/1/21	655,000	699

Total		1,953

Technology (1.1%)
Apple, Inc., 1.00%, 5/3/18	990,000	954
Apple, Inc., 2.40%, 5/3/23	685,000	620
Apple, Inc., 3.85%, 5/4/43	675,000	565
Equinix, Inc., 4.875%, 4/1/20	310,000	301

Select Bond Portfolio

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Equinix, Inc., 5.375%, 4/1/23	940,000	888
Fidelity National Information Services, Inc., 5.00%, 3/15/22	1,500,000	1,522
Hewlett-Packard Co., 3.00%, 9/15/16	910,000	939
Hewlett-Packard Co., 4.65%, 12/9/21	625,000	614
International Business Machines Corp., 1.625%, 5/15/20	2,500,000	2,349
International Business Machines Corp., 1.95%, 7/22/16	540,000	556
International Business Machines Corp., 2.00%, 1/5/16	980,000	1,007
Microsoft Corp., 0.875%, 11/15/17	340,000	334
Microsoft Corp., 3.75%, 5/1/43	935,000	789
NCR Corp., 4.625%, 2/15/21	750,000	703
Oracle Corp., 2.375%, 1/15/19	1,575,000	1,582
Oracle Corp., 2.50%, 10/15/22	900,000	830
Seagate HDD Cayman, 4.75%, 6/1/23 144A	2,500,000	2,406
Total System Services, Inc., 2.375%, 6/1/18	380,000	371
Total System Services, Inc., 3.75%, 6/1/23	635,000	588
Xerox Corp., 4.25%, 2/15/15	400,000	417

Total		18,335

Telecommunications (1.6%)
America Movil SAB de CV, 2.375%, 9/8/16	705,000	717
America Movil SAB de CV, 5.00%, 3/30/20	1,525,000	1,640
American Tower Corp., 3.40%, 2/15/19	795,000	786
American Tower Corp., 3.50%, 1/31/23	195,000	171
American Tower Corp., 4.70%, 3/15/22	255,000	248
American Tower Corp., 5.00%, 2/15/24	880,000	861
American Tower Corp., 7.00%, 10/15/17	300,000	345
AT&T, Inc., 2.625%, 12/1/22	1,875,000	1,681
AT&T, Inc., 2.95%, 5/15/16	1,310,000	1,370
AT&T, Inc., 3.00%, 2/15/22	1,000,000	938
AT&T, Inc., 5.55%, 8/15/41	2,260,000	2,243
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	880,000	794
CenturyLink, Inc., 5.15%, 6/15/17	665,000	697

Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
CenturyLink, Inc., 5.80%, 3/15/22	625,000	588
CenturyLink, Inc., 6.45%, 6/15/21	1,365,000	1,358
Qwest Corp., 6.50%, 6/1/17	920,000	1,037
Rogers Communications, Inc., 4.10%, 10/1/23	385,000	386
Rogers Communications, Inc., 5.45%, 10/1/43	685,000	679
Sprint Communications, Inc., 6.00%, 11/15/22	1,875,000	1,725
Telefonica Emisiones SAU, 3.729%, 4/27/15	855,000	880
Verizon Communications, Inc., 2.45%, 11/1/22	1,250,000	1,108
Verizon Communications, Inc., 4.50%, 9/15/20	1,250,000	1,329
Verizon Communications, Inc., 5.15%, 9/15/23	625,000	670
Verizon Communications, Inc., 6.25%, 4/1/37	425,000	458
Verizon Communications, Inc., 6.35%, 4/1/19	1,180,000	1,385
Verizon Communications, Inc., 6.40%, 9/15/33	555,000	616
Verizon Communications, Inc., 6.55%, 9/15/43	1,855,000	2,094
Vodafone Group PLC, 5.375%, 1/30/15	40,000	42

Total		26,846

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	1,950,000	1,877
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	685,000	654
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	585,000	606
Canadian National Railway Co., 5.85%, 11/15/17	120,000	138
CSX Corp., 3.70%, 10/30/20	115,000	119
CSX Corp., 4.25%, 6/1/21	315,000	334
CSX Corp., 5.60%, 5/1/17	725,000	810
Norfolk Southern Corp., 2.903%, 2/15/23	1,099,000	1,029
Union Pacific Corp., 4.30%, 6/15/42	1,255,000	1,178

Total		6,745

Yankee Sovereign (0.7%)
Brazilian Government International Bond, 2.625%, 1/5/23	1,250,000	1,097
Chile Government International Bond, 3.625%, 10/30/42	1,250,000	1,016
Columbia Government International Bond, 4.00%, 2/26/24	1,260,000	1,235
Peruvian Government International Bond, 6.55%, 3/14/37	1,250,000	1,478

	Corporate Bonds (28.2%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Philippine Government International Bond, 6.50%, 1/20/20	1,250,000	1,469
	South Africa Government International Bond, 5.875%, 9/16/25	1,250,000	1,314
	Turkey Government International Bond, 6.00%, 1/14/41	1,250,000	1,206
	United Mexican States, 4.75%, 3/8/44	1,250,000	1,131
	Uruguay Government International Bond, 4.50%, 8/14/24	1,250,000	1,269

	Total		11,215

	Total Corporate Bonds
	(Cost: $471,831)		476,225

	Foreign Bonds (0.1%)

	Governments (0.1%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	3,145,000	1,282

	Total		1,282

	Total Foreign Bonds
	(Cost: $1,679)		1,282

	Governments (31.6%)

	Governments (31.6%)
	Federal Home Loan Mortgage Corp., 4.375%, 7/17/15	8,770,000	9,408
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,269
	US Department of Housing & Urban Development, 6.17%, 8/1/14	410,000	411
	US Treasury, 0.25%, 3/31/15	42,685,000	42,705
	US Treasury, 0.375%, 6/30/15	269,190,000	269,642
	US Treasury, 0.75%, 3/31/18	580,000	568
(g)	US Treasury, 1.375%, 6/30/18	131,540,000	131,879
	US Treasury, 2.50%, 8/15/23	140,000	139
	US Treasury, 2.75%, 11/15/42	17,575,000	14,546
(g)	US Treasury, 2.875%, 5/15/43	17,930,000	15,218
	US Treasury, 4.50%, 2/15/36	27,850,000	32,184
	US Treasury, 5.375%, 2/15/31	11,255,000	14,354

	Total Governments
	(Cost: $536,802)		533,323

Select Bond Portfolio

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (1.9%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,930,000	1,961
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	100,000	121
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,525,000	1,551
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	547
The City of New York, Series C-1, 5.517%, 10/1/37 GO	870,000	928
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,740,000	1,790
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,755,000	1,972
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	290,000	308
Energy Northwest, Series E, 2.197%, 7/1/19 RB	1,685,000	1,661
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	15,000	15
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	55,000	54
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	2,480,000	2,316
The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	318
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	875,000	1,074
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,400,000	2,797
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	285,000	335
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	550,000	722

Municipal Bonds (1.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	3,986
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	775,000	1,011
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	640,000	689
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	170,000	192
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	1,510,000	1,436
State of California, Series A, 4.988%, 4/1/39 GO	1,440,000	1,355
State of California, Series 2010, 5.70%, 11/1/21 GO	1,140,000	1,299
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,970,000	2,090
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	522,000	526
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	1,230,000	1,443

Total Municipal Bonds
(Cost: $30,799)		32,497

Structured Products (36.4%)

Structured Products (36.4%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	2,000,000	1,978
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	1,040,000	1,002
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.483%, 2/14/43 IO	2,985,123	88
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.239%, 1/25/37	519,309	304
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.269%, 5/25/37	650,975	424

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	2,985,000	3,094
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	3,500,000	3,499
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	4,000,000	4,030
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	190,337	193
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,335,000	2,362
Credit Suisse Martgage Capital Certificates, Series 2013-IVR4, Class A6, 2.50%, 7/25/43	2,972,011	2,917
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,436,565	1,549
Discover Card Master Trust, Series 2012-B3, Class B3, 0.632%, 5/15/18	5,500,000	5,433
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	3,360,000	3,373
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.546%, 2/15/31 IO	5,135,026	84
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.169%, 10/15/30 IO 144A	3,389,295	31
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	5,462,316	5,285
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.663%, 8/25/20 IO	26,233,895	1,985
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	2,824,720	2,722
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	3,213,333	3,237
Federal Home Loan Mortgage Corp., 2.50%, 11/1/28	4,170,000	4,184
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	466,344	483

Select Bond Portfolio

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	943,172	976
Federal Home Loan Mortgage Corp., 3.00%, 8/1/26	2,842,167	2,940
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,298,184	1,343
Federal Home Loan Mortgage Corp., 3.00%, 12/1/26	286,564	296
Federal Home Loan Mortgage Corp., 3.00%, 1/1/27	2,861,430	2,960
Federal Home Loan Mortgage Corp., 3.00%, 4/1/27	1,814,948	1,877
Federal Home Loan Mortgage Corp., 3.00%, 10/1/42	601,881	586
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	7,668,688	7,470
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	10,620,204	10,346
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	4,093,601	3,988
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	46,088,336	44,898
Federal Home Loan Mortgage Corp., Series K030, Class A2, 3.25%, 4/25/23	3,085,000	3,073
Federal Home Loan Mortgage Corp., 3.32%, 2/25/23	3,425,000	3,436
Federal Home Loan Mortgage Corp., 3.50%, 1/1/21	55,007	58
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	1,916,065	2,018
Federal Home Loan Mortgage Corp., 3.50%, 4/1/26	2,278,012	2,399
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	3,339,451	3,518
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,636,972	1,725
Federal Home Loan Mortgage Corp., 3.50%, 1/1/41	1,109,180	1,127
Federal Home Loan Mortgage Corp., 3.50%, 12/1/41	1,848,932	1,878
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,390,372	1,412

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	85,381	87
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	1,713,832	1,741
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	17,891,828	18,174
Federal Home Loan Mortgage Corp., 4.00%, 9/1/20	6,890	7
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	256,218	272
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	233,174	247
Federal Home Loan Mortgage Corp., 4.00%, 2/1/25	319,097	338
Federal Home Loan Mortgage Corp., 4.00%, 6/1/25	328,624	348
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	4,399,182	4,658
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	1,564,595	1,668
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	154,615	164
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	724,934	765
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	2,497,945	2,612
Federal Home Loan Mortgage Corp., 4.00%, 12/1/40	5,651,001	5,913
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	7,621,265	7,970
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	16,388,409	17,141
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	7,983,254	8,347
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	2,935,229	3,070
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,192,013	1,246
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	1,425,829	1,491

	Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 4.00%, 1/1/42	7,948,546	8,311
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	373,860	404
	Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	719,258	761
	Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	44,792	45
	Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	184,529	186
	Federal Home Loan Mortgage Corp., 4.50%, 6/1/38	546,733	583
	Federal Home Loan Mortgage Corp., 4.50%, 7/1/39	301,891	322
	Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	50,667	54
	Federal Home Loan Mortgage Corp., 4.50%, 10/1/39	527,894	562
(b)	Federal Home Loan Mortgage Corp., 4.50%, 3/1/40	3,977,684	4,231
	Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	3,311,541	3,523
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/40	113,348	121
	Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,247,762	1,334
	Federal Home Loan Mortgage Corp., 4.50%, 10/1/40	3,905,820	4,162
	Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	1,823,957	1,950
	Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	62,124	66
	Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	5,409,484	5,762
	Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	3,713,825	3,956
	Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	451,635	481
	Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	2,584,846	2,751
	Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	13,851,341	14,752
	Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	88,915	95

Select Bond Portfolio

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	578,401	615
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	135,565	144
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	473,275	511
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	107,814	114
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	1,658,618	1,799
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	633,079	688
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	5,589,724	6,061
Federal Home Loan Mortgage Corp., 5.00%, 4/1/36	2,817,974	3,042
Federal Home Loan Mortgage Corp., 5.00%, 11/1/38	6,743,229	7,255
Federal Home Loan Mortgage Corp., 5.00%, 12/1/38	224,291	241
Federal Home Loan Mortgage Corp., 5.00%, 1/1/39	3,009,355	3,238
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	407,180	438
Federal Home Loan Mortgage Corp., 5.00%, 9/1/39	1,789,489	1,926
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	90,156	98
Federal Home Loan Mortgage Corp., 5.00%, 12/1/39	880,697	957
Federal Home Loan Mortgage Corp., 5.00%, 3/1/40	3,976,068	4,284
Federal Home Loan Mortgage Corp., 5.00%, 4/1/40	1,822,027	1,965
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	125,844	137
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	168,427	183
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	531,807	576
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	2,416,434	2,602
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	174,189	187

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	597,912	640
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	116,735	125
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	830,656	889
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	53,763	57
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	447,491	472
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	421,913	456
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	1,390,616	1,506
Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	1,694,960	1,843
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	266,129	288
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	5,542,158	6,053
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	754,972	836
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	159,061	173
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	9,734	11
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	58,279	63
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	351,649	383
Federal Home Loan Mortgage Corp., 6.00%, 11/1/37	511,841	557
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	1,241,705	1,352
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	280,468	305
Federal Home Loan Mortgage Corp., 6.00%, 3/1/38	185,853	202
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	2,822,537	3,072
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	87,626	101

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp. TBA, 3.50%, 11/1/42	19,800,000	20,032
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	266,871	255
Federal National Mortgage Association, 1.75%, 3/25/28	1,654,529	1,571
Federal National Mortgage Association, 2.00%, 10/1/28	1,200,000	1,171
Federal National Mortgage Association, 2.50%, 7/1/27	3,764,751	3,792
Federal National Mortgage Association, 2.50%, 8/1/27	2,271,826	2,288
Federal National Mortgage Association, 2.50%, 8/1/28	3,643,695	3,672
Federal National Mortgage Association, 2.96%, 5/1/22	525,000	521
Federal National Mortgage Association, 3.00%, 10/1/26	95,506	99
Federal National Mortgage Association, 3.00%, 3/1/27	1,561,552	1,618
Federal National Mortgage Association, 3.00%, 4/1/27	933,250	967
Federal National Mortgage Association, 3.00%, 6/1/27	2,576,037	2,670
Federal National Mortgage Association, 3.00%, 9/1/28	1,911,834	1,981
Federal National Mortgage Association, 3.00%, 11/1/42	2,124,568	2,077
Federal National Mortgage Association, 3.00%, 2/1/43	4,693,905	4,590
Federal National Mortgage Association, 3.50%, 9/1/23	515,000	519
Federal National Mortgage Association, 3.50%, 1/1/26	487,602	515
Federal National Mortgage Association, 3.50%, 4/1/26	1,522,697	1,607
Federal National Mortgage Association, 3.50%, 9/1/26	2,213,132	2,337
Federal National Mortgage Association, 3.50%, 11/1/41	1,078,462	1,099
Federal National Mortgage Association, 3.50%, 12/1/41	1,172,805	1,195

Select Bond Portfolio

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.50%, 2/1/42	5,595,027	5,700
Federal National Mortgage Association, 3.50%, 6/1/42	3,916,932	3,990
Federal National Mortgage Association, 3.50%, 10/1/42	12,582,718	12,819
Federal National Mortgage Association, 3.50%, 5/1/43	7,131,063	7,267
Federal National Mortgage Association, 3.53%, 9/1/23	625,000	630
Federal National Mortgage Association, 3.61%, 9/1/23	275,000	275
Federal National Mortgage Association, 3.67%, 8/1/23	89,914	92
Federal National Mortgage Association, 3.73%, 8/1/23	434,561	449
Federal National Mortgage Association, 4.00%, 4/1/26	982,032	1,051
Federal National Mortgage Association, 4.00%, 5/1/26	1,255,821	1,333
Federal National Mortgage Association, 4.00%, 10/1/41	2,565,954	2,693
Federal National Mortgage Association, 4.00%, 12/1/41	3,006,575	3,155
Federal National Mortgage Association, 4.00%, 1/1/42	1,397,082	1,466
Federal National Mortgage Association, 4.50%, 6/1/19	1,719,618	1,869
Federal National Mortgage Association, 4.50%, 8/1/19	178,469	190
Federal National Mortgage Association, 4.50%, 12/1/19	153,129	166
Federal National Mortgage Association, 4.50%, 7/1/20	334,603	355
Federal National Mortgage Association, 4.50%, 9/1/20	709,993	755
Federal National Mortgage Association, 4.50%, 9/1/24	1,025,874	1,091
Federal National Mortgage Association, 4.50%, 11/1/40	2,292,147	2,454
Federal National Mortgage Association, 4.50%, 1/1/41	2,063,459	2,208
Federal National Mortgage Association, 4.50%, 2/1/41	8,178,098	8,744

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 4.50%, 3/1/41	301,058	322
Federal National Mortgage Association, 4.50%, 4/1/41	316,588	339
Federal National Mortgage Association, 4.50%, 5/1/41	14,531,838	15,540
Federal National Mortgage Association, 5.00%, 3/1/20	601,622	650
Federal National Mortgage Association, 5.00%, 5/1/20	1,619,611	1,738
Federal National Mortgage Association, 5.00%, 3/1/34	178,241	195
Federal National Mortgage Association, 5.00%, 11/1/35	2,886,376	3,133
Federal National Mortgage Association, 5.00%, 4/1/38	438,228	474
Federal National Mortgage Association, 5.00%, 4/1/41	6,288,215	6,835
Federal National Mortgage Association, 5.32%, 4/1/14	811,846	814
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	853,171	855
Federal National Mortgage Association, 5.50%, 4/1/21	363,445	394
Federal National Mortgage Association, 5.50%, 9/1/34	279,754	305
Federal National Mortgage Association, 5.50%, 3/1/35	1,581,724	1,738
Federal National Mortgage Association, 5.50%, 7/1/35	371,218	404
Federal National Mortgage Association, 5.50%, 8/1/35	561,120	616
Federal National Mortgage Association, 5.50%, 9/1/35	5,008,144	5,490
Federal National Mortgage Association, 5.50%, 10/1/35	1,161,716	1,276
Federal National Mortgage Association, 5.50%, 11/1/35	4,075,423	4,473
Federal National Mortgage Association, 5.50%, 1/1/36	2,350,550	2,579
Federal National Mortgage Association, 5.50%, 2/1/37	1,474,275	1,616
Federal National Mortgage Association, 5.50%, 3/1/37	349,818	381

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 5/1/37	554,201	604
Federal National Mortgage Association, 5.50%, 6/1/37	113,736	125
Federal National Mortgage Association, 5.50%, 2/1/38	1,866,360	2,030
Federal National Mortgage Association, 5.50%, 3/1/38	255,296	279
Federal National Mortgage Association, 5.50%, 4/1/38	3,071,195	3,349
Federal National Mortgage Association, 5.50%, 5/1/38	4,028,247	4,386
Federal National Mortgage Association, 5.50%, 6/1/38	1,311,501	1,431
Federal National Mortgage Association, 6.00%, 5/1/35	48,228	53
Federal National Mortgage Association, 6.00%, 6/1/35	10,000	11
Federal National Mortgage Association, 6.00%, 7/1/35	1,323,584	1,466
Federal National Mortgage Association, 6.00%, 10/1/35	480,871	527
Federal National Mortgage Association, 6.00%, 11/1/35	818,254	905
Federal National Mortgage Association, 6.00%, 6/1/36	912,834	996
Federal National Mortgage Association, 6.00%, 9/1/36	539,061	596
Federal National Mortgage Association, 6.00%, 1/1/37	2,924	3
Federal National Mortgage Association, 6.00%, 6/1/37	5,364	6
Federal National Mortgage Association, 6.00%, 10/1/37	2,892	3
Federal National Mortgage Association, 6.00%, 11/1/37	2,306,795	2,518
Federal National Mortgage Association, 6.00%, 12/1/37	1,913,472	2,089
Federal National Mortgage Association, 6.00%, 6/1/38	1,300,818	1,420
Federal National Mortgage Association, 6.00%, 10/1/38	1,952,255	2,131
Federal National Mortgage Association, 6.00%, 4/1/40	1,517,899	1,657

Select Bond Portfolio

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	2,480,877	2,787
Federal National Mortgage Association, 6.50%, 10/1/36	322,837	367
Federal National Mortgage Association, 6.50%, 7/1/37	3,224,733	3,564
Federal National Mortgage Association, 6.50%, 9/1/37	1,601,875	1,773
Federal National Mortgage Association, 6.75%, 4/25/18	111,395	115
Federal National Mortgage Association TBA, 3.50%, 11/1/42	4,470,000	4,536
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	1,100,000	1,098
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	3,090,000	3,114
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	7,217,732	7,358
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	5,500,000	5,551
GE Capital Credit Card Master Note Trust, Series 2012-1, Class B, 1.62%, 1/15/18	7,000,000	7,020
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	1,040,000	1,041
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	6,205,000	6,289
Goldman Sachs Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	2,871,672	2,785
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	600,000	648
Government National Mortgage Association, 5.50%, 10/15/31	12,537	14
Government National Mortgage Association, 5.50%, 11/15/31	4,997	5
Government National Mortgage Association, 5.50%, 12/15/31	55,809	60
Government National Mortgage Association, 5.50%, 1/15/32	26,987	30

Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Government National Mortgage Association, 5.50%, 2/15/32	33,615	37
Government National Mortgage Association, 5.50%, 3/15/32	64,880	72
Government National Mortgage Association, 5.50%, 7/15/32	4,272	5
Government National Mortgage Association, 5.50%, 9/15/32	852,298	940
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	1,410,000	1,409
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	670,000	673
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	2,000,000	2,008
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	3,000,000	2,872
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	3,758,870	4,045
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4, 6.056%, 4/15/45	3,400,000	3,735
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 6.078%, 2/12/51	1,200,000	1,351
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	4,500,000	4,517
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	208,512	212
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	277,064	288
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	211,649	221
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.249%, 1/25/37	1,265,788	548
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	226,581	245

	Structured Products (36.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	2,750,000	3,096
	Nissan Auto Lease, Series 2013-A, Class A3, 0.61%, 4/15/16	950,000	948
	Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	3,125,773	3,330
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	109,003	112
	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	2,535,622	2,363
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,406,627	1,400
	Toyota Auto Receivables Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	3,500,000	3,533
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	3,330,000	3,609
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.623%, 12/25/34	720,602	729
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	178,533	180

	Total Structured Products
	(Cost: $603,549)		614,410

	Short-Term Investments (8.3%)

	Commercial Paper (8.3%)
(b)	Alpine Securitization Corp., 0.14%, 10/17/13	10,000,000	9,999
(b)	Alpine Securitization Corp., 0.14%, 10/23/13	10,000,000	9,999
(b)	American Honda Finance Corp., 0.279%, 12/5/13 144A	5,000,000	5,000
(b)	Atlantic Asset Securitization LLC, 0.14%, 10/10/13	5,000,000	5,000
(b)	Bank Of America NA, 0.17%, 10/16/13	10,000,000	10,000
(b)	Bank of Nova Scotia/Houston, 0.686%, 10/18/13	5,000,000	5,002
(b)	Caterpillar Financial Services Corp., 0.09%, 10/7/13	10,000,000	10,000
(b)	Darden Restaurants, Inc., 0.13%, 10/1/13	13,400,000	13,400

Select Bond Portfolio

	Short-Term Investments (8.3%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Duke Energy Corp., 0.20%, 10/7/13	7,000,000	7,000
(b)	Federal Home Loan Bank, 0.07%, 11/12/13	2,000,000	2,000
(b)	General Electric Capital, 0.04%, 10/7/13	4,900,000	4,900
(b)	General Electric Capital Corp., 0.964%, 4/24/14	10,000,000	10,038
(b)	General Mills, Inc., 0.11%, 10/11/13	10,000,000	10,000
(b)	Govco LLC, 0.15%, 10/18/13	10,000,000	9,999
(b)	John Deere Bank SA, 0.06%, 10/16/13	10,000,000	10,000
(b)	Jupiter Sec Co. LLC, 0.12%, 10/4/13	5,000,000	5,000
(b)	Toronto Dominion Hdg USA, 0.12%, 10/17/13	10,000,000	9,999
(b)	Xcel Energy, Inc., 0.20%, 10/1/13	2,400,000	2,400

	Total		139,736

	Total Short-Term Investments
	(Cost: $139,697)		139,736

	Total Investments (106.5%)
	(Cost: $1,784,357)(a)		1,797,473

	Other Assets, Less
	Liabilities (-6.5%)		(109,963)

	Net Assets (100.0%)		1,687,510

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities (in thousands) was $90,230 representing 5.3% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $1,784,357 and the net unrealized appreciation of investments based on that cost was $13,116 which is comprised of $35,030 aggregate gross unrealized appreciation and $21,914 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $31,513)	263	12/13	$322
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $23,516)	178	12/13	(225)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2013, $43,908)	353	12/13	(709)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $9,236)	42	12/13	15
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $5,825)	41	12/13	(1)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

•   Federative Republic – Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	2,500	11/13	$95	$-	$95

					$95	$-	$95

BRL — Brazilian Real

(n)	Security valued in good faith by the Board of Directors.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$533,323	$-
Foreign Bonds	-	1,282	-
Municipal Bonds	-	32,497	-
Corporate Bonds	-	476,225	-
Structured Products	-	609,125	5,285
Short-Term Investments	-	139,736	-
Other Financial Instruments^
Futures	337	-	-
Forward Currency Contracts	-	95	-
Liabilities:
Other Financial Instruments^
Futures	(935)	-	-
Total	$(598)	$1,792,283	$5,285

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

Governments (99.8%)	Shares/ $ Par	Value $ (000’s)

Governments (99.8%)
Federal National Mortgage Association, 2.25%, 3/15/16	700,000	728
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	118
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	972
Financing Corp., 8.60%, 9/26/19	700,000	947
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	453
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,140
Israel Government AID Bond, 0.00%, 2/15/23	100,000	74
Israel Government AID Bond, 0.00%, 5/15/23	500,000	365
Israel Government AID Bond, 5.50%, 9/18/33	300,000	357
Israel Government AID Bond, 5.50%, 9/18/23	800,000	950
Israel Government AID Bond, 5.50%, 12/4/23	300,000	356
Israel Government AID Bond, 5.50%, 4/26/24	100,000	119
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,800,000	2,546
Residual Funding Corp. Stripped 0.00%, 10/15/20	2,000,000	1,675
Resolution Funding Corp. Stripped, 0.00%, 1/15/20	700,000	609
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	232
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	284
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	249
US Treasury, 0.25%, 4/30/14	1,500,000	1,502
US Treasury, 1.00%, 5/15/14	100,000	101
US Treasury, 2.00%, 11/15/21	1,300,000	1,271
US Treasury, 2.75%, 11/15/42	1,300,000	1,076
US Treasury, 3.125%, 11/15/41	8,000,000	7,214
US Treasury, 3.125%, 2/15/42	16,200,000	14,585
US Treasury, 3.75%, 8/15/41	500,000	508

Governments (99.8%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 4.25%, 11/15/40	15,750,000	17,455
US Treasury, 4.375%, 11/15/39	5,600,000	6,340
US Treasury, 4.50%, 5/15/38	500,000	577
US Treasury, 4.50%, 8/15/39	2,505,000	2,892
US Treasury, 4.625%, 2/15/40	900,000	1,059
US Treasury, 5.50%, 8/15/28	3,000,000	3,839
US Treasury, 6.125%, 11/15/27	900,000	1,215
US Treasury, 6.25%, 5/15/30	9,300,000	12,912
US Treasury, 6.75%, 8/15/26	100,000	141
US Treasury, 8.75%, 8/15/20	600,000	866
US Treasury Stripped, 0.00%, 5/15/33	1,000,000	481
US Treasury Stripped, 0.00%, 5/15/37	1,400,000	570
US Treasury Stripped, 0.00%, 11/15/39	900,000	329
US Treasury Stripped, 0.00%, 5/15/40	11,400,000	4,070
US Treasury Stripped, 0.00%, 2/15/41	1,400,000	484
US Treasury Stripped, 0.00%, 5/15/42	800,000	260
Vessel Management Services, Inc., 3.432%, 8/15/36	644,000	633

Total Governments
(Cost: $99,599)		92,554

Municipal Bonds (0.5%)

Municipal Bonds (0.5%)
Massachusetts Educational Financing Authority, Series 2008-1, 1.2159%, 4/25/38 GO	183,838	184
Poway Unified Public School District, Series 2007, 4.50%, 9/15/37 RB, AMBAC	200,000	174
South Carolina Student Loan Corp., Series 2008-1, 0.8095%, 3/1/18 GO	102,357	103

Total Municipal Bonds
(Cost: $479)		461

Structured Products (6.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (6.0%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.3847%, 7/25/33	3,973	4
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.45544%, 8/25/33	3,928	4
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.4123%, 2/15/19	25,133	25
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	1,924
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	427,183	481
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	845,973	926
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T61, Class 1A1, 1.55378%, 7/25/44	24,182	25
Federal National Mortgage Association, Series 2007-114, Class A6, 0.37885%, 10/27/37	100,000	100
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	261,650	275
Federal National Mortgage Association, 5.00%, 6/1/35	211,147	229
Federal National Mortgage Association, 5.00%, 2/1/36	349,793	379
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.72%, 7/9/21 144A	274,324	274
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.958909%, 5/25/33	3,466	3

Long-Term U.S. Government Bond Portfolio

Structured Products (6.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 3.346354%, 5/25/33	11,709	11
SLM Student Loan Trust, Series 2007-2, Class A2, 0.2659%, 7/25/17	158,937	158
SLM Student Loan Trust, Series 2008-7, Class A2, 0.766%, 10/25/17	101,802	102
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.4544%, 12/15/33 144A	218,494	219
SLM Student Loan Trust, Series 2008-9, Class A, 1.7659%, 4/25/23	351,784	362
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.8405%, 10/19/34	10,821	11
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.54654%, 3/25/34	32,950	33

Total Structured Products
(Cost: $5,532)		5,545

Short-Term Investments (56.4%)

Commercial Paper (0.3%)
Federal Home Loan Bank Disc Corp., 0.00%, 12/27/13	200,000	200
US Treasury, 0.00%, 8/21/14	100,000	100

Total		300

Money Market Funds (0.1%)
JPMorgan Money Market Fund	141,049	141

Total		141

Repurchase Agreements (56.0%)
Federal Home Loan Mortgage Corp. Repurchase, 0.10%, dated 9/30/13, due 10/1/13, (collateralized by Federal Home Loan Mortgage Corp. Bond, 2.205%, 12/05/22, valued at $1,751,559, repurchase proceeds of $1,900,000)	1,900,000	1,900

Short-Term Investments (56.4%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
Federal Home Loan Mortgage Corp. Repurchase, 0.13%, dated 9/30/13, due 10/1/13, (collateralized by Federal Home Loan Mortgage Corp. Bond, 1.62%, 11/21/19, valued at $1,837,260, repurchase proceeds of $1,900,000)	1,900,000	1,900
Federal National Mortgage Association Repurchase, 0.09%, dated 9/30/13, due 10/1/13, (collateralized by Federal National Mortgage Association Bond, 5.00%, 3/15/16, valued at $2,103,311, repurchase proceeds of $1,900,000)	1,900,000	1,900
Federal National Mortgage Association Repurchase, 0.11%, dated 9/30/13, due 10/1/13, (collateralized by Federal National Mortgage Association Bond, 3.00%, 7/1/43, valued at $6,746,687, repurchase proceeds of $6,900,000)	6,900,000	6,900
US Treasury Repurchase, 0.08%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 0.250%, 9/30/15, valued at $399,406, repurchase proceeds of $400,000)	400,000	400
US Treasury Repurchase, 0.08%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 0.625%, 11/30/17, valued at $11,657,347, repurchase proceeds of $11,900,000)	11,900,000	11,900
US Treasury Repurchase, 0.08%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 2.000%, 9/30/20, valued at $6,493,903, repurchase proceeds of $6,500,000)	6,500,000	6,500

Short-Term Investments (56.4%)	Shares/ $ Par	Value $ (000’s)

Repurchase Agreements continued
US Treasury Repurchase, 0.09%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 1.00%, 5/31/18, valued at $1,875,675, repurchase proceeds of $1,900,000)	190,000	1,900
US Treasury Repurchase, 0.09%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 2.125%, 12/31/15, valued at $5,089,875, repurchase proceeds of $4,900,000)	4,900,000	4,900
US Treasury Repurchase, 0.10%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 0.875%, 2/28/17, valued at $2,002,968, repurchase proceeds of $2,000,000)	2,000,000	2,000
US Treasury Repurchase, 0.10%, dated 9/30/13, due 10/1/13, (collateralized by US Treasury Bond, 2.375%, 2/28/15, valued at $12,057,400, repurchase proceeds of $11,700,000)	11,700,000	11,700

Total		51,900

Total Short-Term Investments
(Cost: $52,341)		52,341

Total Investments (162.7%)
(Cost: $157,951)(a)		150,901

Other Assets, Less
Liabilities (-62.7%)		(58,174)

Net Assets (100.0%)		92,727

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013 the value of these securities (in thousands) was $493 representing 0.5% of the net assets.

GO — General Obligation

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $157,951 and the net unrealized depreciation of investments based on that cost was $7,050 which is comprised of $2,256 aggregate gross unrealized appreciation and $9,306 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2013, $1,293)	10	12/13	$40
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $2,602)	21	12/13	53

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Government & Agency Bonds	$-	$92,554	$-
Municipal Bonds	-	461	-
Structured Products	-	5,545	-
Short-Term Investments	141	52,200	-
Other Financial Instruments^
Futures	93	-	-
Total	$234	$150,760	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)
Boeing Capital Corp., 2.125%, 8/15/16	130,000	134
L-3 Communications Corp., 5.20%, 10/15/19	50,000	54
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	103
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	218
Raytheon Co., 2.50%, 12/15/22	300,000	275
Raytheon Co., 3.125%, 10/15/20	110,000	112

Total		896

Autos & Vehicle Parts (0.4%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	198
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	198
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	110
Ford Motor Credit Co. LLC, 7.00%, 10/1/13	100,000	100
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	497

Total		1,103

Banking (2.5%)
American Express Co., 1.55%, 5/22/18	350,000	342
American Express Credit Corp., 1.30%, 7/29/16	70,000	70
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	101
Bank of America Corp., 3.30%, 1/11/23	350,000	328
Bank of America Corp., 5.75%, 12/1/17	500,000	564
Bank of Montreal, 1.45%, 4/9/18	100,000	98
BB&T Corp., 2.05%, 6/19/18	100,000	100
The Bear Stearns Cos. LLC, 3.91%, 1/10/14	70,000	70
BNP Paribas SA, 2.70%, 8/20/18	60,000	61
Capital One Financial Corp., 3.15%, 7/15/16	100,000	104
Citigroup, Inc., 1.75%, 5/1/18	200,000	194
Citigroup, Inc., 4.05%, 7/30/22	160,000	155
Citigroup, Inc., 4.587%, 12/15/15	500,000	535

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 6.01%, 1/15/15	140,000	149
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	200
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	100,000	96
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	255
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	100,000	113
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	229
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	220
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	522
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	266
Morgan Stanley, 3.75%, 2/25/23	450,000	434
Morgan Stanley, 5.95%, 12/28/17	200,000	226
PNC Bank, N.A., 6.00%, 12/7/17	200,000	232
Standard Chartered PLC, 5.20%, 1/26/24 144A	60,000	60
U.S. Bancorp, 2.95%, 7/15/22	200,000	188
Wells Fargo & Co., 5.625%, 12/11/17	400,000	460

Total		6,372

Basic Materials (0.1%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	157
International Paper Co., 6.00%, 11/15/41	75,000	80

Total		237

Builders & Building Materials (0.1%)
Mohawk Industries, Inc., 3.85%, 2/1/23	150,000	143

Total		143

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.125%, 12/15/14	200,000	202

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	59
Deere & Co., 2.60%, 6/8/22	60,000	57
John Deere Capital Corp., 3.15%, 10/15/21	290,000	289

Total		607

Chemicals (0.5%)
The Dow Chemical Co., 2.50%, 2/15/16	130,000	134
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	179
Eastman Chemical Co., 2.40%, 6/1/17	300,000	304
Eastman Chemical Co., 3.60%, 8/15/22	200,000	195
Ecolab, Inc., 4.35%, 12/8/21	360,000	379
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	83

Total		1,274

Conglomerate & Diversified Manufacturing (0.3%)
General Electric Co., 5.25%, 12/6/17	210,000	239
United Technologies Corp., 4.50%, 6/1/42	80,000	77
United Technologies Corp., 4.875%, 5/1/15	525,000	561

Total		877

Consumer Products & Retailing (0.9%)
CVS Caremark Corp., 2.75%, 12/1/22	500,000	462
The Gap, Inc., 5.95%, 4/12/21	10,000	11
The Home Depot, Inc., 4.20%, 4/1/43	200,000	181
NIKE, Inc., 2.25%, 5/1/23	250,000	228
Safeway, Inc., 4.75%, 12/1/21	130,000	131
Staples, Inc., 4.375%, 1/12/23	140,000	135
Unilever Capital Corp., 2.20%, 3/6/19	200,000	202
Walgreen Co., 3.10%, 9/15/22	100,000	94
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	412
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	338

Total		2,194

Inflation Protection Portfolio

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities (0.5%)
CMS Energy Corp., 6.25%, 2/1/20	100,000	115
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	282
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	403
Duke Energy Corp., 3.55%, 9/15/21	150,000	150
Georgia Power Co., 4.30%, 3/15/42	100,000	90
Pacific Gas & Electric Co., 5.80%, 3/1/37	139,000	151

Total		1,191

Energy (0.9%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	112
Apache Corp., 4.75%, 4/15/43	100,000	95
ConocoPhillips, Co., 2.40%, 12/15/22	280,000	257
ConocoPhillips, Co., 4.75%, 2/1/14	69,000	70
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	103
Ensco PLC, 4.70%, 3/15/21	250,000	265
EOG Resources, Inc., 2.50%, 2/1/16	300,000	311
Noble Energy, Inc., 4.15%, 12/15/21	180,000	187
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	373
Sempra Energy, 2.00%, 3/15/14	120,000	121
Sempra Energy, 6.50%, 6/1/16	50,000	57
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	146
Talisman Energy, Inc., 7.75%, 6/1/19	50,000	61
Transocean, Inc., 3.80%, 10/15/22	100,000	94
Transocean, Inc., 5.05%, 12/15/16	100,000	110

Total		2,362

Entertainment (0.3%)
Time Warner, Inc., 4.875%, 3/15/20	110,000	120
Viacom, Inc., 4.50%, 3/1/21	250,000	260
The Walt Disney Co., 2.35%, 12/1/22	500,000	459

Total		839

Finance (0.4%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	246

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Finance continued
General Electric Capital Corp., 4.65%, 10/17/21	100,000	106
General Electric Capital Corp., 5.625%, 9/15/17	500,000	570
General Electric Capital Corp., 6.00%, 8/7/19	110,000	128

Total		1,050

Food & Beverage (0.8%)
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	400,000	460
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	151
Diageo Capital PLC, 2.625%, 4/29/23	200,000	184
Dr. Pepper Snapple Group, Inc., 2.90%, 1/15/16	320,000	332
General Mills, Inc., 3.15%, 12/15/21	300,000	296
Kraft Foods Group, Inc., 5.375%, 2/10/20	130,000	148
Mondelez International, Inc., 5.375%, 2/10/20	120,000	136
PepsiCo, Inc., 2.75%, 3/1/23	200,000	187
SABMiller Holdings, Inc., 2.45%, 1/15/17 144A	200,000	205

Total		2,099

Foreign Agencies (0.2%)
Petrobras Global Finance BV, 4.375%, 5/20/23 144A	240,000	220
Statoil ASA, 2.45%, 1/17/23	250,000	228

Total		448

Healthcare (0.4%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	204
Baxter International, Inc., 3.20%, 6/15/23	150,000	146
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	93
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	157
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	122
Medtronic, Inc., 2.75%, 4/1/23	100,000	94
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	313

Total		1,129

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Insurance (0.9%)
Aetna, Inc., 2.75%, 11/15/22	100,000	92
The Allstate Corp., 4.50%, 6/15/43	150,000	145
American International Group, Inc., 4.875%, 6/1/22	250,000	268
American International Group, Inc., 5.85%, 1/16/18	100,000	114
Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	233
The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	164
ING US, Inc., 2.90%, 2/15/18	200,000	201
MetLife, Inc., 6.75%, 6/1/16	120,000	138
Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	377
Prudential Financial, Inc., 2.30%, 8/15/18	100,000	101
Prudential Financial, Inc., 3.54%, 3/10/15	240,000	243
UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	137

Total		2,213

Media (0.8%)
Comcast Corp., 6.50%, 11/15/35	200,000	240
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.55%, 3/15/15	400,000	415
NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	366
NBCUniversal Media LLC, 5.15%, 4/30/20	240,000	272
News America, Inc., 6.90%, 8/15/39	235,000	273
Time Warner Cable, Inc., 6.75%, 7/1/18	360,000	402

Total		1,968

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	74
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	180,000	179
Newmont Mining Corp., 6.25%, 10/1/39	220,000	203
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	276

Total		732

Inflation Protection Portfolio

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas (0.5%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	54
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	183
Chevron Corp., 2.427%, 6/24/20	100,000	99
Petro-Canada, 6.80%, 5/15/38	80,000	95
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	118
Shell International Finance BV, 2.375%, 8/21/22	650,000	598
Total Capital SA, 2.125%, 8/10/18	100,000	101

Total		1,248

Pharmaceuticals (0.8%)
AbbVie, Inc., 2.90%, 11/6/22	200,000	187
Amgen, Inc., 5.85%, 6/1/17	90,000	103
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	278
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	192
Merck & Co., Inc., 2.40%, 9/15/22	200,000	186
Merck & Co., Inc., 2.80%, 5/18/23	200,000	189
Mylan, Inc., 2.60%, 6/24/18 144A	70,000	70
Roche Holdings, Inc., 6.00%, 3/1/19 144A	401,000	477
Sanofi, 1.20%, 9/30/14	150,000	151
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	161

Total		1,994

Pipelines (0.5%)
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	93
Enterprise Products Operating LLC, 3.70%, 6/1/15	80,000	84
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	93
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	296
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	198
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	186
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	92

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Williams Partners LP, 3.80%, 2/15/15	150,000	156
Williams Partners LP, 4.125%, 11/15/20	80,000	81

Total		1,279

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.80%, 2/1/24	70,000	67
DDR Corp., 4.75%, 4/15/18	60,000	65
Essex Portfolio LP, 3.625%, 8/15/22	100,000	96
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	284
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	92
Kilroy Realty LP, 3.80%, 1/15/23	130,000	122
ProLogis LP, 4.25%, 8/15/23	80,000	80
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	233

Total		1,039

Services (0.0%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	106

Total		106

Technology (1.0%)
Adobe Systems, Inc., 3.25%, 2/1/15	300,000	310
Apple, Inc., 1.00%, 5/3/18	100,000	96
Apple, Inc., 2.40%, 5/3/23	100,000	91
Arrow Electronics, Inc., 3.375%, 11/1/15	155,000	160
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	191
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	90
Hewlett-Packard Co., 4.65%, 12/9/21	150,000	147
Intel Corp., 2.70%, 12/15/22	260,000	242
International Business Machines Corp., 1.95%, 7/22/16	150,000	154
Intuit, Inc., 5.75%, 3/15/17	140,000	156
Microsoft Corp., 2.125%, 11/15/22	180,000	164
Oracle Corp., 2.50%, 10/15/22	300,000	277
Oracle Corp., 5.75%, 4/15/18	300,000	349

Total		2,427

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Telecommunications (0.6%)
AT&T, Inc., 2.625%, 12/1/22	250,000	224
AT&T, Inc., 5.10%, 9/15/14	100,000	104
AT&T, Inc., 6.55%, 2/15/39	110,000	122
British Telecommunications PLC, 5.95%, 1/15/18	100,000	115
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	81
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	60,000	77
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	156
Verizon Communications, Inc., 5.15%, 9/15/23	250,000	268
Verizon Communications, Inc., 6.10%, 4/15/18	150,000	173
Vodafone Group PLC, 2.50%, 9/26/22	200,000	178

Total		1,498

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	98
CSX Corp., 4.25%, 6/1/21	200,000	212
Norfolk Southern Corp., 5.75%, 4/1/18	100,000	115
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	100
Union Pacific Corp., 2.75%, 4/15/23	100,000	94

Total		619

Yankee Sovereign (0.1%)
United Mexican States, 4.75%, 3/8/44	200,000	181

Total		181

Total Corporate Bonds
(Cost: $38,990)		38,125

Inflation Protection Portfolio

	Foreign Bonds (15.9%)	Par	Value $ (000’s)

	Governments (15.9%)
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	929,465	1,329
(f)	Canadian Government Bond, 4.25%, 12/1/21	711,125	892
(f)	Canadian Government Bond, 4.25%, 12/1/26	840,846	1,164
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20	415,000	711
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23	869,556	1,171
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	1,785,583	2,732
(f)	France Government Bond OAT, 1.10%, 7/25/22	3,730,157	5,319
(f)	France Government Bond OAT, 1.30%, 7/25/19	1,152,010	1,692
(f)	France Government Bond OAT, 1.85%, 7/25/27	924,297	1,395
(f)	France Government Bond OAT, 2.25%, 7/25/20	2,849,916	4,422
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16	52,290,000	583
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52	87,687	152
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22	1,966,923	3,887
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20	710,000	4,198
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24	2,000,000	10,609

	Total Foreign Bonds
	(Cost: $40,579)		40,256

	Governments (52.9%)	$ Par

	Governments (52.9%)
	US Treasury Inflation Index Bond, 0.125%, 4/15/16	7,407,960	7,602
	US Treasury Inflation Index Bond, 0.125%, 4/15/17	5,450,785	5,621

	Governments (52.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury Inflation Index Bond, 0.125%, 4/15/18	3,536,820	3,643
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	2,993,003	2,955
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	8,634,130	8,505
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,541,810	3,445
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,509,400	2,496
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	4,114,841	3,374
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	8,509,008	8,857
	US Treasury Inflation Index Bond, 0.75%, 2/15/42	6,047,613	5,176
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,714,578	7,230
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,499,561	1,641
(k)	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,087,263	3,389
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	3,888,792	4,265
	US Treasury Inflation Index Bond, 1.625%, 1/15/18	2,676,048	2,941
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	3,004,979	3,365
	US Treasury Inflation Index Bond, 1.875%, 7/15/15	4,203,255	4,438
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	547,010	620
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,589,988	5,295
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,631,626	3,114
(b)	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,810,702	3,329
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,216,000	4,785

Governments (52.9%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.375%, 1/15/17	463,328	514
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,213,416	5,029
US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,156,422	3,798
US Treasury Inflation Index Bond, 2.50%, 7/15/16	4,337,550	4,786
US Treasury Inflation Index Bond, 2.50%, 1/15/29	5,401,920	6,640
US Treasury Inflation Index Bond, 3.375%, 4/15/32	2,033,251	2,847
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,166,375	2,995
US Treasury Inflation Index Bond, 3.875%, 4/15/29	8,028,311	11,508

Total Governments
(Cost: $136,060)		134,203

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	15,000	18
Department of Water and Power of the City of Los Angeles Power System, Series A, 5.716%, 7/1/39 RB	15,000	16
Texas Transportation Commission State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	34

Total Municipal Bonds
(Cost: $60)		68

Structured Products (9.0%)

Structured Products (9.0%)
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	200,000	190
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4, 4.76%, 11/10/39	165,176	166

Inflation Protection Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	250,000	267
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	215
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	74,129	76
BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36	425,000	398
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	110,357	113
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-35, Class 1A3, 5.00%, 9/25/18	52,711	54
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	8,704,848	9,116
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	6,370,471	6,816
Federal National Mortgage Association, 4.00%, 5/1/41	548,494	576
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.799%, 8/10/42	100,000	103
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, 5.426%, 6/10/36	150,000	153
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/39	750,000	783
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/38	533,608	544
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	950,000	899
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	133,684	135

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	79,557	80
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4, 4.998%, 4/15/30	253,429	256
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	300,000	320
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, 5.263%, 11/15/40	175,000	189
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, 5.710%, 6/15/29	250,000	254
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.648%, 12/18/37	103,489	107
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	100,118	100
Wells Fargo Mortgage Backed Securities, Series 2005-AR16, Class 1A1, 2.693%, 8/25/33	315,126	320
Wells Fargo Mortgage Backed Securities, Series 2005-AR14, Class A1, 5.331%, 8/25/35	135,751	140
Wells Fargo Mortgage Backed Securities, Series 2005-17, Class 1A1, 5.50%, 1/25/36	157,473	159
Wells Fargo Mortgage Backed Securities, Series 2007-3, Class 3A1, 5.50%, 4/25/22	51,253	53
Wells Fargo Mortgage Backed Securities, Series 2006-10, Class A4, 6.00%, 8/25/36	179,142	183
Wells Fargo Mortgage Backed Securities, Series 2007-AR10, Class 1A1, 6.065%, 1/25/38	132,840	131

Total Structured Products
(Cost: $22,780)		22,896

Short-Term Investments (0.0%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (0.0%)
JPMorgan Money Market Fund	127	-	(m)

Total		-	(m)

Total Short-Term Investments
(Cost: $0)		-

Total Investments (92.8%)
(Cost: $238,469)(a)		235,548

Other Assets, Less Liabilities (7.2%)		18,247

Net Assets (100.0%)		253,795

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013 the value of these securities (in thousands) was $2,953 representing 1.2% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $238,469 and the net unrealized depreciation of investments based on that cost was $2,921 which is comprised of $5,352 aggregate gross unrealized appreciation and $8,273 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $5,048)	36	12/13	$(68)

(f)	Foreign Bond – par value if foreign denominated.

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	AUD	682	11/13	$-	$- (m)	$- (m)
Buy	HSBC Bank USA	CAD	2,250	2/14	41	-	41
Sell	HSBC Bank USA	CAD	2,045	11/13	-	(4)	(4)
Sell	HSBC Bank USA	CAD	2,250	2/14	13	-	13
Sell	HSBC Bank USA	EUR	13,121	11/13	-	(282)	(282)
Sell	HSBC Bank USA	GBP	11,431	11/13	-	(428)	(428)
Sell	HSBC Bank USA	JPY	50,897	11/13	-	(9)	(9)

					$54	$(723)	$(669)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

Inflation Protection Portfolio

(j)	Swap agreements outstanding on September 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.765%	CPURNSA Index Total Return at Maturity	8/14	7,700	$(39)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	(19)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(65)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(27)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(134)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(76)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(142)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(134)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(20)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.770%	CPURNSA Index Total Return at Maturity	6/14	1,000	(67)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.770%	CPURNSA Index Total Return at Maturity	9/14	1,000	(5)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.095%	CPURNSA Index Total Return at Maturity	10/15	2,500	(52)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(22)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(178)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(182)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(225)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(33)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(6)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	(150)

						$(1,576)

Inflation Protection Portfolio

(k)	Cash or securities with an aggregate value of $3,389 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2013.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$134,203	$-
Foreign Bonds	-	40,256	-
Municipal Bonds	-	68	-
Corporate Bonds	-	38,125	-
Structured Products	-	22,896	-
Short-Term Investments	- (m)	-	-
Other Financial Instruments^
Forward Currency Contracts	-	54	-
Liabilities:
Other Financial Instruments^
Futures	(68)	-	-
Forward Currency Contracts	-	(723)	-
Total Return Swaps	-	(1,576)	-
Total	$(68)	$233,303	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (0.1%)	Shares/ $ Par	Value $ (000’s)

	Materials (0.1%)
(n)*	NewPage Group, Inc.	6,020	563

	Total Common Stocks
	(Cost: $563)		563

	Preferred Stocks (1.1%)

	Energy (0.2%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	9,300	933

	Total		933

	Financials (0.9%)
	Ally Financial, Inc, 7.00%, 12/31/49 144A	1,302	1,244
	Ally Financial, Inc., 8.50%, 12/31/49	93,329	2,499
	GMAC Capital Trust I, 8.125%, 2/15/40	24,559	657

	Total		4,400

	Metals & Mining (0.0%)
	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	9,625	178

	Total		178

	Total Preferred Stocks
	(Cost: $4,933)		5,511

	Bonds (83.4%)

	Aerospace & Defense (1.0%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	770,000	764
	Bombardier, Inc., 6.125%, 1/15/23 144A	485,000	485
	Bombardier, Inc., 7.75%, 3/15/20 144A	1,240,000	1,401
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	550,000	591
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	550,000	593
	Triumph Group, Inc., 4.875%, 4/1/21	605,000	582
	Triumph Group, Inc., 8.625%, 7/15/18	610,000	662

	Total		5,078

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (2.5%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	648,000	692
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	900,000	927
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	715,000	790
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	905,000	1,014
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	615,000	655
(d)	Exide Technologies, 8.625%, 2/1/18	740,000	536
	General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	975,000	1,009
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	1,200,000	1,221
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	820,000	916
	Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18 144A	905,000	977
	Meritor, Inc., 6.75%, 6/15/21	435,000	431
	Navistar International Corp., 8.25%, 11/1/21	950,000	962
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	845,000	820
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	570,000	597
	Visteon Corp., 6.75%, 4/15/19	688,000	731

	Total		12,278

	Banking (2.1%)
	Ally Financial, Inc., 5.50%, 2/15/17	990,000	1,039
	Ally Financial, Inc., 7.50%, 9/15/20	925,000	1,039
	Ally Financial, Inc., 8.00%, 3/15/20	2,070,000	2,381
	E*TRADE Financial Corp., 6.00%, 11/15/17	1,240,000	1,305
	E*TRADE Financial Corp., 6.375%, 11/15/19	620,000	660
	E*TRADE Financial Corp., 6.75%, 6/1/16	605,000	644

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	1,215
	KCG Holdings, Inc., 8.25%, 6/15/18 144A	820,000	808
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	615,000	620
	Wells Fargo & Co., 7.98%, 3/29/49	560,000	616

	Total		10,327

	Basic Materials (2.8%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	485,000	519
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	430,000	456
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	420,000	403
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	445,000	469
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	935,000	977
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	360,000	374
	Cascades, Inc., 7.875%, 1/15/20	810,000	855
	Graphic Packaging International, Inc., 4.75%, 4/15/21	600,000	582
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	570,000	576
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	1,725,000	1,731
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	205,000	219
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,340,000	1,424

High Yield Bond Portfolio

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	485,000	533
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	740,000	746
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	1,070,000	1,123
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	1,010,000	1,096
Sealed Air Corp., 6.50%, 12/1/20 144A	370,000	388
Sealed Air Corp., 8.125%, 9/15/19 144A	425,000	474
Sealed Air Corp., 8.375%, 9/15/21 144A	785,000	889
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	430,000	142

Total		13,976

Builders & Building Materials (1.1%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	430,000	432
Building Materials Corp. of America, 6.75%, 5/1/21 144A	760,000	817
Cemex SAB de CV, 5.875%, 3/25/19 144A	300,000	288
Cemex SAB de CV, 6.50%, 12/10/19 144A	1,140,000	1,123
KB Home, 7.25%, 6/15/18	610,000	657
KB Home, 9.10%, 9/15/17	720,000	830
USG Corp., 7.875%, 3/30/20 144A	575,000	623
Vulcan Materials Co., 6.40%, 11/30/17	760,000	828

Total		5,598

Capital Goods (0.7%)
Case New Holland, Inc., 7.875%, 12/1/17	1,015,000	1,180
CNH Capital LLC, 3.875%, 11/1/15	280,000	288
CNH Capital LLC, 6.25%, 11/1/16	485,000	534
Terex Corp., 6.00%, 5/15/21	620,000	627
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	305

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods continued
	United Rentals North America, Inc., 7.375%, 5/15/20	405,000	436

	Total		3,370

	Chemicals (1.9%)
	Celanese US Holdings LLC, 4.625%, 11/15/22	825,000	790
	Hexion US Finance Corp., 6.625%, 4/15/20	1,910,000	1,910
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,655,000	1,713
	Huntsman International LLC, 4.875%, 11/15/20	1,385,000	1,312
	Ineos Finance PLC, 7.50%, 5/1/20 144A	400,000	429
	Ineos Finance PLC, 8.375%, 2/15/19 144A	540,000	595
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	415,000	406
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,065,000	1,070
	Tronox Finance, 6.375%, 8/15/20	890,000	881
	US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	240,000	251

	Total		9,357

	Conglomerate & Diversified Manufacturing (0.4%)
	Renaissance Acquisition Corp., 6.875%, 8/15/21 144A	340,000	336
	Rexel SA, 5.25%, 6/15/20 144A	795,000	775
	SPX Corp., 6.875%, 9/1/17	615,000	683

	Total		1,794

	Consumer Products & Retailing (2.2%)
(c)	Alphabet Holding Co., 7.75%, 11/1/17	300,000	308
	AutoNation, Inc., 5.50%, 2/1/20	540,000	562
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	685,000	695
	First Quality Finance Co., 4.625%, 5/15/21 144A	770,000	699
	Hanesbrands, Inc., 6.375%, 12/15/20	615,000	663

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Levi Strauss & Co., 6.875%, 5/1/22	575,000	610
Levi Strauss & Co., 7.625%, 5/15/20	615,000	663
Limited Brands, Inc., 5.625%, 2/15/22	330,000	338
Limited Brands, Inc., 8.50%, 6/15/19	580,000	692
Rent-A-Center, Inc., 4.75%, 5/1/21 144A	240,000	223
Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	905,000	871
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	60,000	60
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	870,000	953
SUPERVALU, Inc., 6.75%, 6/1/21 144A	780,000	741
SUPERVALU, Inc., 8.00%, 5/1/16	1,030,000	1,128
Titan Machinery, Inc., 3.75%, 5/1/19	465,000	413
Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	465,000	471
Toys R US Property Co. II LLC, 8.50%, 12/1/17	810,000	848

Total		10,938

Electric Utilities (2.3%)
The AES Corp., 7.75%, 10/15/15	1,495,000	1,659
The AES Corp., 8.00%, 10/15/17	585,000	673
The AES Corp., 8.00%, 6/1/20	1,170,000	1,334
Calpine Corp., 7.50%, 2/15/21 144A	832,000	884
Calpine Corp., 7.875%, 7/31/20 144A	1,606,000	1,731
GenOn Americas Generation LLC, 8.50%, 10/1/21	570,000	604
NRG Energy, Inc., 7.625%, 1/15/18	1,765,000	1,955
NRG Energy, Inc., 7.625%, 5/15/19	1,210,000	1,277
NRG Energy, Inc., 8.25%, 9/1/20	230,000	252
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	705,000	740

Total		11,109

High Yield Bond Portfolio

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Energy (13.7%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	915,000	972
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,185,000	1,226
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	300,000	306
Atwood Oceanics, Inc., 6.50%, 2/1/20	340,000	356
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	300,000	299
Bill Barrett Corp., 7.00%, 10/15/22	860,000	832
Bill Barrett Corp., 7.625%, 10/1/19	1,280,000	1,306
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	240,000	242
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	445,000	472
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	1,000,000	1,090
Chesapeake Energy Corp., 5.375%, 6/15/21	1,195,000	1,192
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,453
Chesapeake Energy Corp., 6.875%, 11/15/20	1,255,000	1,355
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	849
Chesapeake Energy Corp., 9.50%, 2/15/15	765,000	842
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	425,000	432
Cimarex Energy Co., 5.875%, 5/1/22	960,000	970
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	582,000	612
Comstock Resources, Inc., 7.75%, 4/1/19	615,000	637
Comstock Resources, Inc., 9.50%, 6/15/20	955,000	1,041
Concho Resources, Inc., 5.50%, 4/1/23	700,000	691
Concho Resources, Inc., 7.00%, 1/15/21	615,000	673
Denbury Resources, Inc., 8.25%, 2/15/20	947,000	1,039
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 144A	855,000	844

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,435,000	1,614
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	290,000	315
Exterran Holdings, Inc., 7.25%, 12/1/18	1,115,000	1,181
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	600,000	582
Forest Oil Corp., 7.25%, 6/15/19	725,000	725
Forest Oil Corp., 7.50%, 9/15/20	620,000	617
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	570,000	574
Halcon Resources Corp., 8.875%, 5/15/21	725,000	743
Halcon Resources Corp., 9.75%, 7/15/20	760,000	804
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	340,000	340
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	625,000	663
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	485,000	519
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	940,000	1,015
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	800,000	766
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	345,000	348
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	455,000	447
Kodiak Oil & Gas Corp., 5.50%, 2/1/22 144A	570,000	556
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	855,000	934
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	585,000	547
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,440,000	1,382
Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19 144A	1,155,000	1,089
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	730,000	734

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	1,235,000	1,278
MEG Energy Corp., 6.375%, 1/30/23 144A	870,000	853
Midstates Petroleum Co., 9.25%, 6/1/21 144A	1,750,000	1,728
Northern Oil and Gas, Inc., 8.00%, 6/1/20	295,000	296
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,090,000	1,150
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	740,000	781
Offshore Group Investment, Ltd., 7.50%, 11/1/19	1,505,000	1,584
Oil States International, Inc., 5.125%, 1/15/23 144A	405,000	444
Oil States International, Inc., 6.50%, 6/1/19	605,000	641
Pacific Drilling SA, 5.375%, 6/1/20 144A	780,000	761
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	1,255,000	1,349
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	910,000	987
QEP Resources, Inc., 5.25%, 5/1/23	590,000	550
QEP Resources, Inc., 6.875%, 3/1/21	1,130,000	1,201
Range Resources Corp., 5.75%, 6/1/21	725,000	761
Rosetta Resources, Inc., 9.50%, 4/15/18	615,000	663
Samson Investment Co., 10.00%, 2/15/20 144A	1,890,000	2,003
Sanchez Energy Corp., 7.75%, 6/15/21 144A	2,220,000	2,165
SandRidge Energy, Inc., 7.50%, 3/15/21	1,035,000	1,045
SandRidge Energy, Inc., 7.50%, 2/15/23	580,000	574
SESI LLC, 6.375%, 5/1/19	965,000	1,021
SM Energy Co., 6.50%, 11/15/21	460,000	478
SM Energy Co., 6.50%, 1/1/23	335,000	342
SM Energy Co., 6.625%, 2/15/19	610,000	634
Swift Energy Co., 7.875%, 3/1/22	300,000	294
Swift Energy Co., 8.875%, 1/15/20	900,000	927
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	925,000	976
Unit Corp., 6.625%, 5/15/21	695,000	712

High Yield Bond Portfolio

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Venoco, Inc., 8.875%, 2/15/19	740,000	746
W&T Offshore, Inc., 8.50%, 6/15/19	1,655,000	1,754
Whiting Petroleum Corp., 5.00%, 3/15/19	950,000	952
Whiting Petroleum Corp., 5.75%, 3/15/21 144A	570,000	583
WPX Energy, Inc., 5.25%, 1/15/17	545,000	575
WPX Energy, Inc., 6.00%, 1/15/22	685,000	694

Total		67,728

Entertainment (1.0%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	570,000	571
AMC Entertainment, Inc., 8.75%, 6/1/19	910,000	978
AMC Entertainment, Inc., 9.75%, 12/1/20	980,000	1,117
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	85,000	88
Speedway Motorsports, Inc., 6.75%, 2/1/19	730,000	776
WMG Acquisition Corp., 6.00%, 1/15/21 144A	216,000	224
WMG Acquisition Corp., 11.50%, 10/1/18	1,065,000	1,227

Total		4,981

Finance (5.4%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	690,000	731
Air Lease Corp., 6.125%, 4/1/17	1,915,000	2,039
Aircastle, Ltd., 6.25%, 12/1/19	435,000	460
Aircastle, Ltd., 6.75%, 4/15/17	920,000	984
Aircastle, Ltd., 7.625%, 4/15/20	285,000	315
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	605,000	602
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	1,558,000	1,605
Cash America International, Inc., 5.75%, 5/15/18 144A	785,000	761
CIT Group, Inc., 5.00%, 5/15/17	575,000	604
CIT Group, Inc., 5.00%, 8/15/22	870,000	850
CIT Group, Inc., 5.25%, 3/15/18	1,915,000	2,006

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Finance continued
CIT Group, Inc., 5.375%, 5/15/20	765,000	792
CIT Group, Inc., 5.50%, 2/15/19 144A	535,000	562
FTI Consulting, Inc., 6.00%, 11/15/22	495,000	491
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20 144A	685,000	685
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	410,000	423
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	965,000	1,011
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,325,000	1,481
International Lease Finance Corp., 8.75%, 3/15/17	1,840,000	2,111
International Lease Finance Corp., 8.875%, 9/1/17	925,000	1,071
iStar Financial, Inc., 3.875%, 7/1/16	295,000	296
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	530,000	533
PHH Corp., 6.375%, 8/15/21	1,140,000	1,103
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	410,000	412
SLM Corp., 5.50%, 1/15/19	760,000	753
SLM Corp., 6.00%, 1/25/17	880,000	933
SLM Corp., 8.00%, 3/25/20	550,000	594
SLM Corp., 8.45%, 6/15/18	970,000	1,094
Springleaf Finance Corp., 6.00%, 6/1/20 144A	1,170,000	1,123

Total		26,425

Food & Beverage (2.0%)
ARAMARK Corp., 5.75%, 3/15/20 144A	900,000	909
Constellation Brands, Inc., 6.00%, 5/1/22	220,000	234
Constellation Brands, Inc., 7.25%, 9/1/16	635,000	722
Cott Beverages, Inc., 8.125%, 9/1/18	615,000	666
Dean Foods Co., 7.00%, 6/1/16	820,000	904
JBS Finance II, Ltd., 8.25%, 1/29/18 144A	630,000	639

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	1,410,000	1,407
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	1,020,000	1,040
Pilgrim’s Pride Corp., 7.875%, 12/15/18	885,000	962
Post Holdings, Inc., 7.375%, 2/15/22 144A	170,000	179
Post Holdings, Inc., 7.375%, 2/15/22	150,000	158
Smithfield Foods, Inc., 6.625%, 8/15/22	785,000	810
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	570,000	584
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	285,000	289
TreeHouse Foods, Inc., 7.75%, 3/1/18	500,000	529

Total		10,032

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	570,000	626

Total		626

Gaming/Leisure/Lodging (2.2%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,265,000	1,164
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	1,210,000	1,228
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	970,000	602
MGM Resorts International, 6.75%, 10/1/20	595,000	625
MGM Resorts International, 7.625%, 1/15/17	685,000	766
MGM Resorts International, 7.75%, 3/15/22	565,000	612
MGM Resorts International, 8.625%, 2/1/19	855,000	983
NCL Corp., Ltd., 5.00%, 2/15/18 144A	300,000	299
Penn National Gaming, Inc., 8.75%, 8/15/19	545,000	597
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	360,000	338
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	430,000	417
Scientific Games International, Inc., 6.25%, 9/1/20	980,000	987

High Yield Bond Portfolio

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Scientific Games International, Inc., 9.25%, 6/15/19	340,000	366
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	800,000	768
	Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	300,000	318
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	500,000	552

	Total		10,622

	Healthcare (4.8%)
	Biomet, Inc., 6.50%, 8/1/20	825,000	852
	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	575,000	585
	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	870,000	879
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,170,000	2,276
(c)	ConvaTec Finance International SA, 8.25%, 1/15/19 144A	285,000	285
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	1,210,000	1,261
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	335,000	343
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	245,000	269
	HCA Holdings, Inc., 6.25%, 2/15/21	495,000	503
	HCA Holdings, Inc., 7.75%, 5/15/21	1,230,000	1,308
	HCA, Inc., 5.875%, 3/15/22	1,730,000	1,778
	HCA, Inc., 6.50%, 2/15/20	1,400,000	1,517
	HCA, Inc., 7.25%, 9/15/20	1,595,000	1,735
	HCA, Inc., 7.875%, 2/15/20	680,000	733
	HCA, Inc., 8.00%, 10/1/18	730,000	839
	HCA, Inc., 8.50%, 4/15/19	680,000	731
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	1,213
	Health Management Associates, Inc., 7.375%, 1/15/20	570,000	625

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Healthcare continued
(c)	Healthcare Technology Intermediate, 7.375%, 9/1/18 144A	400,000	408
	Hologic, Inc., 6.25%, 8/1/20	230,000	239
	Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	925,000	967
	Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	1,000,000	1,050
	Tenet Healthcare Corp., 4.50%, 4/1/21	600,000	563
	Tenet Healthcare Corp., 6.00%, 10/1/20 144A	570,000	583
	Tenet Healthcare Corp., 6.25%, 11/1/18	915,000	977
	Tenet Healthcare Corp., 8.125%, 4/1/22 144A	855,000	892

	Total		23,411

	Insurance (0.6%)
	Centene Corp., 5.75%, 6/1/17	1,620,000	1,709
	Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	1,140,000	1,141

	Total		2,850

	Media (8.5%)
	Cablevision Systems Corp., 7.75%, 4/15/18	615,000	689
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	1,560,000	1,498
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,125,000	1,142
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	1,515,000	1,604
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	570,000	616
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	880,000	829
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,225,000	1,250
	Coinstar, Inc., 6.00%, 3/15/19 144A	1,280,000	1,248
	CSC Holdings LLC, 6.75%, 11/15/21	1,900,000	2,033
	CSC Holdings LLC, 7.625%, 7/15/18	870,000	996

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	CSC Holdings LLC, 7.875%, 2/15/18	535,000	611
	CSC Holdings LLC, 8.625%, 2/15/19	445,000	516
(c)	Dex One Corp., 14.00%, 1/29/17	845,313	558
	DISH DBS Corp., 4.25%, 4/1/18	1,795,000	1,797
	DISH DBS Corp., 5.00%, 3/15/23	810,000	751
	DISH DBS Corp., 5.125%, 5/1/20	1,200,000	1,188
	DISH DBS Corp., 5.875%, 7/15/22	775,000	763
	DISH DBS Corp., 6.75%, 6/1/21	1,210,000	1,272
	DISH DBS Corp., 7.875%, 9/1/19	1,760,000	2,006
	Gannett Co., 5.125%, 10/15/19 144A	570,000	566
	Gannett Co., 5.125%, 7/15/20 144A	715,000	701
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	965,000	1,021
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	605,000	652
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	285,000	299
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,050,000	1,124
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	770,000	822
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	1,020,000	1,109
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	600,000	621
	LIN Television Corp., 6.375%, 1/15/21	600,000	600
	Lynx I Corp., 5.375%, 4/15/21 144A	1,005,000	980
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	325,000	355
	Netflix, Inc., 5.375%, 2/1/21 144A	480,000	476
	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 144A	285,000	290
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	605,000	658
	RR Donnelley & Sons Co., 7.00%, 2/15/22	285,000	286
	RR Donnelley & Sons Co., 7.875%, 3/15/21	480,000	515

High Yield Bond Portfolio

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Media continued
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	950
Sinclair Television Group, Inc., 6.125%, 10/1/22	760,000	754
Sinclair Television Group, Inc., 6.375%, 11/1/21 144A	400,000	402
Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	470,000	439
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	400,000	365
Sirius XM Radio, Inc., 5.75%, 8/1/21 144A	760,000	756
Sirius XM Radio, Inc., 5.875%, 10/1/20 144A	855,000	862
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	745,000	738
Univision Communications, Inc., 6.75%, 9/15/22 144A	715,000	754
Univision Communications, Inc., 7.875%, 11/1/20 144A	800,000	875
UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	985,000	1,044
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	340,000	371
Videotron, Ltd., 5.00%, 7/15/22	960,000	912
Virgin Media Finance PLC, 8.375%, 10/15/19	451,000	489

Total		42,153

Metals & Mining (6.5%)
AK Steel Corp., 7.625%, 5/15/20	510,000	428
AK Steel Corp., 8.75%, 12/1/18	925,000	1,008
Aleris International, Inc., 7.625%, 2/15/18	460,000	481
Aleris International, Inc., 7.875%, 11/1/20	600,000	619
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,790,000	1,495
ArcelorMittal, 5.75%, 8/5/20	915,000	938
ArcelorMittal, 6.125%, 6/1/18	2,005,000	2,125
ArcelorMittal, 6.75%, 2/25/22	1,230,000	1,295
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	710,000	745
CONSOL Energy, Inc., 8.00%, 4/1/17	1,545,000	1,642
CONSOL Energy, Inc., 8.25%, 4/1/20	1,540,000	1,652

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	575,000	589
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	635,000	664
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	1,230,000	1,267
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	1,215,000	1,309
	GrafTech International, Ltd., 6.375%, 11/15/20	370,000	374
	HudBay Minerals, Inc., 9.50%, 10/1/20	405,000	406
	Inmet Mining Corp., 7.50%, 6/1/21 144A	245,000	251
	Molycorp, Inc., 6.00%, 9/1/17	950,000	746
	Molycorp, Inc., 10.00%, 6/1/20	820,000	818
	New Gold, Inc., 6.25%, 11/15/22 144A	735,000	715
(d)	Patriot Coal Corp., 8.25%, 4/30/18	780,000	398
	Peabody Energy Corp., 4.75%, 12/15/41	2,180,000	1,749
	Peabody Energy Corp., 6.00%, 11/15/18	1,705,000	1,701
	Peabody Energy Corp., 6.25%, 11/15/21	610,000	592
	Peabody Energy Corp., 6.50%, 9/15/20	765,000	754
	Plains Exploration & Production Co., 6.125%, 6/15/19	1,150,000	1,233
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	905,000	934
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	310,000	312
	Severstal Columbus LLC, 10.25%, 2/15/18	940,000	999
	Steel Dynamics, Inc., 6.125%, 8/15/19	385,000	401
	Steel Dynamics, Inc., 6.375%, 8/15/22	385,000	398
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	1,225,000	1,081
	Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	460,000	471
	United States Steel Corp., 7.375%, 4/1/20	930,000	953

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	585,000	556

	Total		32,099

	Oil & Gas (0.6%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	430,000	430
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	1,125,000	1,165
	Tesoro Corp., 4.25%, 10/1/17	395,000	405
	Tesoro Corp., 5.375%, 10/1/22	395,000	377
	Western Refining, Inc., 6.25%, 4/1/21	490,000	480

	Total		2,857

	Other Holdings (–%)
(n)*	General Motors Co. Escrow, 7.20%, 1/15/13	380,000	-
(n)*	General Motors Co. Escrow, 8.375%, 7/15/33	3,515,000	-

	Total		-

	Pharmaceuticals (1.8%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	1,110,000	1,148
	Endo Health Solutions, Inc., 7.00%, 7/15/19	340,000	350
	Endo Health Solutions, Inc., 7.25%, 1/15/22	605,000	623
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	1,045,000	1,081
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	1,465,000	1,564
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,585,000	1,676
	VPI Escrow Corp., 6.375%, 10/15/20 144A	595,000	619
	VPII Escrow Corp., 6.75%, 8/15/18 144A	1,141,000	1,221
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	655,000	711

	Total		8,993

	Pipelines (2.9%)
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	685,000	704

High Yield Bond Portfolio

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	790,000	806
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	1,200,000	1,275
El Paso LLC, 7.25%, 6/1/18	590,000	662
Energy Transfer Equity LP, 7.50%, 10/15/20	1,580,000	1,691
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	725,000	711
Gibson Energy, Inc., 6.75%, 7/15/21 144A	115,000	119
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	540,000	563
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	495,000	491
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	353,000	372
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	615,000	664
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21 144A	295,000	278
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	860,000	894
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23 144A	475,000	430
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	950,000	955
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	1,205,000	1,179
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 144A	895,000	858
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	405,000	421

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	420,000	419
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	685,000	688

Total		14,180

Real Estate Investment Trusts (0.5%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	810,000	820
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	885,000	932
Pennymac Corp., 5.375%, 5/1/20 144A	920,000	877

Total		2,629

Services (1.1%)
The ADT Corp., 6.25%, 10/15/21 144A	455,000	462
Clean Harbors, Inc., 5.125%, 6/1/21	310,000	300
Clean Harbors, Inc., 5.25%, 8/1/20	550,000	544
The Geo Group, Inc., 5.875%, 1/15/22 144A	570,000	563
The Geo Group, Inc., 6.625%, 2/15/21	460,000	483
The Geo Group, Inc., 7.75%, 10/15/17	620,000	647
Mobile Mini, Inc., 7.875%, 12/1/20	615,000	669
QVC, Inc., 5.125%, 7/2/22	260,000	256
QVC, Inc., 7.375%, 10/15/20 144A	410,000	445
Service Corp. International, 4.50%, 11/15/20	370,000	352
Service Corp. International, 7.00%, 5/15/19	430,000	458
Service Corp. International, 8.00%, 11/15/21	225,000	255

Total		5,434

Technology (4.0%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	285,000	290
Amkor Technology, Inc., 6.375%, 10/1/22	475,000	454
Amkor Technology, Inc., 6.625%, 6/1/21	965,000	938
Audatex North America, Inc., 6.00%, 6/15/21 144A	1,330,000	1,357

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Technology continued
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	855,000	887
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	1,521,000	1,477
Equinix, Inc., 7.00%, 7/15/21	215,000	229
First Data Corp., 6.75%, 11/1/20 144A	1,450,000	1,501
First Data Corp., 7.375%, 6/15/19 144A	870,000	916
First Data Corp., 8.25%, 1/15/21 144A	740,000	764
First Data Corp., 11.75%, 8/15/21 144A	1,595,000	1,539
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	1,560,000	1,486
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	1,140,000	1,234
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	368,000	402
Iron Mountain, Inc., 7.75%, 10/1/19	1,060,000	1,165
Iron Mountain, Inc., 8.375%, 8/15/21	69,000	74
JDS Uniphase Corp., 0.625%, 8/15/33 144A	830,000	888
NCR Corp., 4.625%, 2/15/21	490,000	459
NCR Corp., 5.00%, 7/15/22	240,000	223
Seagate HDD Cayman, 6.875%, 5/1/20	735,000	805
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,050,000	1,113
SunGard Data Systems, Inc., 7.625%, 11/15/20	925,000	990
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	610,000	678

Total		19,869

Telecommunications (10.5%)
CenturyLink, Inc., 5.625%, 4/1/20	1,360,000	1,328
CenturyLink, Inc., 6.45%, 6/15/21	3,200,000	3,184
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	725,000	803

High Yield Bond Portfolio

Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	965,000	1,010
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	935,000	1,279
Cricket Communications, Inc., 7.75%, 10/15/20	2,840,000	3,216
Digicel Group, Ltd., 8.25%, 9/30/20 144A	395,000	409
Digicel, Ltd., 6.00%, 4/15/21 144A	920,000	865
Frontier Communications Corp., 8.125%, 10/1/18	610,000	677
Frontier Communications Corp., 8.25%, 4/15/17	1,305,000	1,481
Frontier Communications Corp., 8.50%, 4/15/20	825,000	912
Frontier Communications Corp., 8.75%, 4/15/22	825,000	901
Frontier Communications Corp., 9.25%, 7/1/21	575,000	658
GCI, Inc., 8.625%, 11/15/19	1,130,000	1,184
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	2,000,000	2,010
MetroPCS Wireless, Inc., 6.625%, 11/15/20	1,135,000	1,176
MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	920,000	922
MetroPCS Wireless, Inc., 7.875%, 9/1/18	1,050,000	1,135
NII Capital Corp., 7.625%, 4/1/21	1,705,000	1,210
NII Capital Corp., 8.875%, 12/15/19	1,715,000	1,329
NII International Telecom Sarl, 7.875%, 8/15/19 144A	880,000	799
NII International Telecom Sarl, 11.375%, 8/15/19 144A	420,000	435
SBA Communications Corp., 5.625%, 10/1/19	715,000	702
SBA Telecommunications, Inc., 5.75%, 7/15/20	580,000	576

	Bonds (83.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	SBA Telecommunications, Inc., 8.25%, 8/15/19	308,000	333
	SOFTBANK Corp., 4.50%, 4/15/20 144A	970,000	932
	Sprint Capital Corp., 6.90%, 5/1/19	1,185,000	1,218
	Sprint Communications, Inc., 6.00%, 12/1/16	1,565,000	1,659
	Sprint Communications, Inc., 6.00%, 11/15/22	1,340,000	1,233
	Sprint Communications, Inc., 7.00%, 8/15/20	2,010,000	2,045
	Sprint Communications, Inc., 8.375%, 8/15/17	2,160,000	2,441
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	1,020,000	1,196
	Sprint Communications, Inc., 9.125%, 3/1/17	575,000	661
	Sprint Communications, Inc., 11.50%, 11/15/21	1,140,000	1,465
	Sprint Corp., 7.25%, 9/15/21 144A	1,140,000	1,151
	Sprint Corp., 7.875%, 9/15/23 144A	1,425,000	1,453
	tw telecom holdings, inc., 5.375%, 10/1/22 144A	570,000	544
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	1,195,000	1,225
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	1,331,685	1,315
	Windstream Corp., 6.375%, 8/1/23	805,000	737
	Windstream Corp., 7.75%, 10/15/20	1,645,000	1,698
	Windstream Corp., 7.75%, 10/1/21 144A	855,000	883
	Windstream Corp., 7.875%, 11/1/17	1,075,000	1,199

	Total		51,589

	Transportation (0.2%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	615,000	633
	The Hertz Corp., 4.25%, 4/1/18 144A	180,000	177
	The Hertz Corp., 5.875%, 10/15/20	300,000	309

	Total		1,119

	Total Bonds
	(Cost: $397,719)		411,422

Bank Loan Obligations (7.4%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations (7.4%)
Albertsons LLC, 4.75%, due 3/21/19	995	992
Allison Transmission, Inc., 3.75%, due 8/23/19	988	987
AOT Bedding Super Holdings LLC, 5.00%, due 10/1/19	993	994
Aramark Corp., 3.775%, due 7/26/16	1,000	1,001
Calpine Construction Finance Co. LP, 3.00%, due 5/3/20	998	976
Chesapeake Energy Corp., 5.75%, due 12/2/17	1,500	1,525
Chrysler Group LLC, 4.25%, due 5/24/17	1,234	1,241
Cricket Communications, Inc., 4.75%, due 3/8/20	998	997
DaVita Healthcare Partners, Inc., 4.00%, due 11/1/19	1,489	1,493
Dell, Inc., 4.50%, due 3/24/20	2,000	1,963
Drillships Financing Holding, Inc., 6.00%, due 3/31/21	1,500	1,511
Foresight Energy LLC, 5.50%, due 8/23/20	1,000	991
Fortescue Metals Group, 5.25%, due 10/18/17	990	993
Freescale Semiconductor, Inc., 5.00%, due 3/1/20	995	998
H.J. Heinz Co., 3.50%, due 6/5/20	1,496	1,500
Hilton Worldwide Finance LLC, 4.00%, due 9/23/20	1,500	1,497
Ineos US Finance LLC, 4.00%, due 5/4/18	996	985
Kinetic Concepts, Inc., 4.5%, due 5/4/18	1,980	1,990
MEG Energy Corp., 3.75%, due 3/31/20	992	996
MGM Resorts International, 3.50%, due 12/20/19	993	987
Navistar, Inc., 5.75%, due 8/17/17	846	853
The Neiman Marcus Group, Inc., 4.00%, due 5/16/18	950	948
Scientific Games International, Inc., 4.25%, due 5/22/20	1,000	990
SuperValu, Inc., 5.00%, due 3/21/19	1,490	1,483
Tronox, Ltd., 4.50%, due 3/19/20	998	1,002
Univision Communications, Inc., 4.50%, due 3/1/20	1,493	1,485

High Yield Bond Portfolio

Bank Loan Obligations (7.4%)	Shares/ $ Par	Value $ (000’s)

Bank Loan Obligations continued
Valeant Pharmaceuticals International, Inc., 4.50%, due 8/5/20	1,489	1,498
Vantage Drilling Co., 6.25%, due 10/25/17	950	951
Virgin Media Investment Holdings, Ltd., 3.50%, due 6/7/20	1,000	994
Warner Chilcott Corp., 4.25%, due 3/15/18	602	602
WC Lusco S.A.R.L., 4.25%, due 3/15/18	331	330
West Corp., 3.75%, due 6/30/18	988	985

Total Bank Loan Obligations
(Cost: $36,625)		36,738

Short-Term Investments (8.3%)

Commercial Paper (8.3%)
Atlantic Asset Securitization LLC, 0.08%, 10/2/13	5,000,000	5,000
Darden Restaurants, Inc., 0.13%, 10/1/13	1,900,000	1,900
Duke Energy Corp., 0.20%, 10/7/13	5,000,000	5,000
Govco LLC, 0.14%, 10/21/13	5,000,000	4,999
John Deere Capital Corp., 0.06%, 10/15/13	5,000,000	5,000
Toyota Motor Credit Corp., 0.05%, 10/17/13	5,000,000	5,000
Wal-Mart Stores, Inc., 0.04%, 10/28/13	5,000,000	5,000
Xcel Energy, Inc., 0.17%, 10/7/13	5,000,000	5,000
Xcel Energy, Inc., 0.20%, 10/1/13	4,000,000	4,000

Total Short-Term Investments
(Cost: $40,899)		40,899

Total Investments (100.3%)
(Cost: $480,739)(a)		495,133

Other Assets, Less
Liabilities (-0.3%)		(1,577)

Net Assets (100.0%)		493,556

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013 the value of these securities (in thousands) was $136,550 representing 27.7% of the net assets.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $480,739 and the net unrealized appreciation of investments based on that cost was $14,394 which is comprised of $20,460 aggregate gross unrealized appreciation and $6,066 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$563
Bank Loan Obligations	-	36,738	-
Preferred Stocks	4,267	1,244	-
Corporate Bonds	-	411,422	-
Short-Term Investments	-	40,899	-
Total	$4,267	$490,303	$563

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (3.0%)
	Banque PSA Finance, 2.146%, 4/4/14 144A	1,000,000	996
	Banque PSA Finance, 4.375%, 4/4/16 144A	500,000	516
	Daimler Finance North America LLC, 1.45%, 8/1/16 144A	600,000	602
(k)	Ford Motor Credit Co. LLC, 1.362%, 8/28/14	3,900,000	3,919
	Ford Motor Credit Co. LLC, 2.75%, 5/15/15	300,000	307
	Ford Motor Credit Co. LLC, 3.875%, 1/15/15	200,000	207
	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	900,000	977
	Ford Motor Credit Co. LLC, 8.00%, 6/1/14	400,000	418
	Ford Motor Credit Co. LLC, 8.70%, 10/1/14	1,800,000	1,934
	Hyundai Capital Services, Inc., 4.375%, 7/27/16 144A	200,000	214
	Hyundai Capital Services, Inc., 6.00%, 5/5/15	1,300,000	1,391
	RCI Banque SA, 2.139%, 4/11/14 144A	900,000	902
	RCI Banque SA, 3.50%, 4/3/18 144A	300,000	305
	Schaeffler Finance BV, 7.75%, 2/15/17 144A	300,000	336
	Total		13,024

	Banking (11.4%)
	Abbey National Treasury Services PLC, 1.844%, 4/25/14	600,000	605
	Ally Financial, Inc., 3.465%, 2/11/14	800,000	804
	Ally Financial, Inc., 3.50%, 7/18/16	100,000	101
	Ally Financial, Inc., 3.652%, 6/20/14	1,000,000	1,010
	Ally Financial, Inc., 4.625%, 6/26/15	1,000,000	1,032
	Ally Financial, Inc., 6.75%, 12/1/14	400,000	420
	Ally Financial, Inc., 7.50%, 12/31/13	400,000	406
	Ally Financial, Inc., 8.30%, 2/12/15	300,000	323
	Banco Bradesco SA, 2.363%, 5/16/14 144A	1,000,000	1,005

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	638
Banco Mercantil del Norte SA, 4.375%, 7/19/15 144A	100,000	104
Banco Santander Brasil SA, 2.352%, 3/18/14 144A	400,000	400
Banco Santander Brasil SA, 4.25%, 1/14/16 144A	1,500,000	1,534
Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	924
Banco Santander Mexico SA, 4.125%, 11/9/22 144A	1,000,000	930
Banco Votorantim SA, 5.25%, 2/11/16 144A	800,000	824
Bank of America Corp., 5.75%, 12/1/17	500,000	564
Bank of America Corp., 6.00%, 9/1/17	120,000	136
BBVA Bancomer SA/Texas, 4.50%, 3/10/16	1,000,000	1,045
BBVA US Senior SAU, 4.664%, 10/9/15	1,000,000	1,041
The Bear Stearns LLC, 7.25%, 2/1/18	2,400,000	2,875
Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,553
Citigroup, Inc., 4.587%, 12/15/15	600,000	642
Credit Suisse Group Guernsey I, Ltd., 7.875%, 2/24/41	1,000,000	1,063
The Goldman Sachs Group, Inc., 5.25%, 7/27/21	600,000	647
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	443
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	500,000	572
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	887
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	2,300,000	2,779
HSBC Bank PLC, 4.125%, 8/12/20 144A	800,000	840
HSBC Holdings PLC, 5.10%, 4/5/21	700,000	771

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	ING Bank NV, 5.80%, 9/25/23 144A	800,000	808
	Intesa Sanpaolo SpA, 2.662%, 2/24/14 144A	1,600,000	1,609
	Intesa Sanpaolo SpA, 3.125%, 1/15/16	1,000,000	999
	Intesa Sanpaolo SpA, 6.50%, 2/24/21 144A	2,400,000	2,496
	LBG Capital No. 1 PLC, 8.50%, 12/17/49 144A	660,000	691
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	326
	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	1,500,000	1,768
	Morgan Stanley, 4.75%, 3/22/17	1,400,000	1,512
	Morgan Stanley, 5.625%, 9/23/19	400,000	446
	Morgan Stanley, 5.95%, 12/28/17	200,000	226
	Morgan Stanley, 6.00%, 4/28/15	500,000	536
(k)	Morgan Stanley, 7.30%, 5/13/19	2,900,000	3,470
	Nationwide Building Society, 6.25%, 2/25/20 144A	900,000	1,026
	Norddeutsche Landesbank Girozentrale, 0.875%, 10/16/15 144A	200,000	200
	Rabobank Nederland NV, 11.00%, 12/29/49 144A	200,000	260
	Skandinaviska Enskilda Banken AB, 1.375%, 5/29/18 144A	1,000,000	980
	Wells Fargo & Co., 1.25%, 7/20/16	2,500,000	2,501
	Wells Fargo Bank NA, 0.544%, 7/20/15	2,400,000	2,406
	Total		49,178

	Basic Materials (1.5%)
	Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 144A	2,600,000	2,750
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	276
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	1,900,000	2,019

Multi-Sector Bond Portfolio

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	220
	Rock Tenn Co., 4.45%, 3/1/19	200,000	212
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	416
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	488

	Total		6,381

	Builders & Building Materials (0.7%)
	Cemex Finance LLC, 9.50%, 12/14/16 144A	198,000	210
	Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,433
(d)	Corporacion GEO SAB de CV, 9.25%, 6/30/20 144A	200,000	28
	Desarrolladora Homex SAB de CV, 7.50%, 9/28/15	100,000	24
	HD Supply, Inc., 8.125%, 4/15/19	1,000,000	1,110
	NXP BV / NXP Funding LLC, 3.50%, 9/15/16 144A	400,000	404

	Total		3,209

	Chemicals (1.7%)
	Ashland, Inc., 3.875%, 4/15/18	500,000	494
	The Braskem America Finance Co., 7.125%, 7/22/41 144A	700,000	637
	Braskem Finance, Ltd., 5.375%, 5/2/22 144A	400,000	374
	Braskem Finance, Ltd., 5.75%, 4/15/21 144A	250,000	245
	Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	692
	Celanese US Holdings LLC, 6.625%, 10/15/18	100,000	108
	Ecolab, Inc., 3.00%, 12/8/16	800,000	839
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,800,000	1,863
	Huntsman International LLC, 8.625%, 3/15/21	600,000	666
	Ineos Finance PLC, 7.50%, 5/1/20 144A	200,000	215
	Ineos Finance PLC, 8.375%, 2/15/19 144A	200,000	220
	Ineos Group Holdings SA, 6.50%, 8/15/18	100,000	133
	Phosagro OAO, 4.204%, 2/13/18 144A	200,000	196

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Chemicals continued
Rhodia SA, 6.875%, 9/15/20 144A	500,000	558

Total		7,240

Consumer Products & Retailing (1.0%)
Altria Group, Inc., 2.85%, 8/9/22	1,600,000	1,465
Altria Group, Inc., 9.70%, 11/10/18	237,000	313
Altria Group, Inc., 10.20%, 2/6/39	800,000	1,220
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	865,082	934
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	92,454	112
Jarden Corp., 6.125%, 11/15/22	100,000	104
Reynolds American, Inc., 6.75%, 6/15/17	50,000	58
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	109

Total		4,315

Electric Utilities (0.8%)
The AES Corp., 7.75%, 3/1/14	329,000	336
The AES Corp., 8.00%, 10/15/17	100,000	115
The AES Corp., 8.00%, 6/1/20	300,000	342
Entergy Corp., 3.625%, 9/15/15	100,000	104
Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	492
FirstEnergy Corp., 7.375%, 11/15/31	200,000	202
Korea Hydro & Nuclear Power Co., Ltd., 6.25%, 6/17/14	100,000	104
Nakilat, Inc., 6.267%, 12/31/33 144A	656,306	712
NRG Energy, Inc., 7.625%, 1/15/18	600,000	664
Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	200,000	207
Puget Energy, Inc., 5.625%, 7/15/22	200,000	212

Total		3,490

Energy (1.8%)
Anadarko Finance Co., 7.50%, 5/1/31	100,000	125
Anadarko Petroleum Corp., 5.95%, 9/15/16	300,000	337
Anadarko Petroleum Corp., 6.375%, 9/15/17	300,000	349

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	103
Continental Resources, Inc., 7.125%, 4/1/21	100,000	112
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	108
Harvest Operations Corp., 6.875%, 10/1/17	100,000	107
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	100,000	100
Nakilat, Inc., 6.067%, 12/31/33	200,000	211
Newfield Exploration Co., 6.875%, 2/1/20	300,000	315
Newfield Exploration Co., 7.125%, 5/15/18	100,000	104
Novatek Finance, Ltd., 6.604%, 2/3/21 144A	1,100,000	1,191
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	1,387,500	1,443
OGX Austria GmbH, 8.375%, 4/1/22 144A	700,000	112
OGX Austria GmbH, 8.375%, 4/1/22	800,000	125
OGX Austria GmbH, 8.50%, 6/1/18 144A	600,000	96
Petrohawk Energy Corp., 7.25%, 8/15/18	100,000	108
Pioneer Natural Resources Co., 5.875%, 7/15/16	100,000	111
Pride International, Inc., 8.50%, 6/15/19	500,000	634
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	1,229,390	1,303
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.75%, 9/30/19	550,000	642

Total		7,736

Entertainment (0.0%)
Viacom, Inc., 5.85%, 9/1/43	100,000	102

Total		102

Finance (4.4%)
American General Finance Corp., 5.40%, 12/1/15	900,000	932
Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,006
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	760,000	783
CIT Group, Inc., 5.25%, 4/1/14 144A	1,200,000	1,219

Multi-Sector Bond Portfolio

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	GATX Corp., 4.75%, 6/15/22	200,000	204
	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,317
	LeasePlan Corp. NV, 3.00%, 10/23/17 144A	200,000	201
	PHH Corp., 6.375%, 8/15/21	300,000	290
	Rosneft Oil Co., 3.149%, 3/6/17 144A	1,700,000	1,704
	Russian Agricultural Bank OJSC, 5.298%, 12/27/17 144A	700,000	724
	Sberbank of Russia via SB Capital SA, 4.95%, 2/7/17 144A	2,800,000	2,954
	SLM Corp., 5.00%, 4/15/15	600,000	624
	SLM Corp., 6.00%, 1/25/17	100,000	106
(k)	SLM Corp., 6.25%, 1/25/16	3,200,000	3,408
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	310
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	721
	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,299
	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 144A	84,145	87
	Swedbank Hypotek AB, 1.375%, 3/28/18 144A	300,000	295

	Total		19,184

	Food & Beverage (0.1%)
	Constellation Brands, Inc., 4.25%, 5/1/23	300,000	275

	Total		275

	Foreign Agencies (11.8%)
	AK Transneft OAO, 8.70%, 8/7/18 144A	1,000,000	1,207
	Banco do Brasil SA, 6.00%, 1/22/20 144A	200,000	211
	Banco do Brasil SR (Cayman), 3.875%, 10/10/22	1,200,000	1,038
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	702
	Bank Nederlandse Gemeenten NV, 1.375%, 9/27/17	700,000	694
	Bank Nederlandse Gemeenten NV, 2.50%, 1/23/23 144A	1,900,000	1,775
	Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19 144A	400,000	424

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies continued
Centrais Eletricas Brasileiras SA, 6.875%, 7/30/19	200,000	212
Centrais Eletricas Brasileiras SA, 7.75%, 11/30/15 144A	1,300,000	1,428
Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,300,000	1,425
Dolphin Energy, Ltd., 5.50%, 12/15/21	200,000	219
Ecopetrol SA, 7.625%, 7/23/19	720,000	851
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	975
Eksportfinans ASA, 5.50%, 5/25/16	200,000	209
Eksportfinans ASA, 5.50%, 6/26/17	100,000	104
The Export-Import Bank of Korea, 3.75%, 10/20/16	700,000	741
The Export-Import Bank of Korea, 4.00%, 1/29/21	200,000	205
The Export-Import Bank of Korea, 4.375%, 9/15/21	1,200,000	1,258
The Export-Import Bank of Korea, 5.125%, 6/29/20	250,000	274
Gazprom Via Gaz Capital SA, 3.85%, 2/6/20 144A	1,400,000	1,334
Gazprom Via Gaz Capital SA, 6.51%, 3/7/22	1,000,000	1,070
Gazprom Via Gaz Capital SA, 8.625%, 4/28/34	1,000,000	1,195
Gazprom Via Gaz Capital SA, 9.25%, 4/23/19	900,000	1,107
Indian Oil Corp., Ltd., 4.75%, 1/22/15	1,100,000	1,128
IPIC GMTN, Ltd., 5.00%, 11/15/20 144A	1,500,000	1,624
IPIC GMTN, Ltd., 5.00%, 11/15/20	700,000	760
Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	219
KazMunayGas National Co., 11.75%, 1/23/15	700,000	781
The Korea Development Bank, 3.00%, 9/14/22	1,000,000	942
Korea Hydro & Nuclear Power Co., Ltd., 3.125%, 9/16/15 144A	100,000	103
Majapahit Holding BV, 7.25%, 6/28/17	100,000	110
Majapahit Holding BV, 7.75%, 1/20/20 144A	100,000	110

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Foreign Agencies continued
	Majapahit Holding BV, 7.75%, 1/20/20	100,000	111
	Majapahit Holding BV, 8.00%, 8/7/19	100,000	111
	Pemex Project Funding Master Trust, 5.75%, 3/1/18	1,440,000	1,595
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	513
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	134,481	124
(k)	Petrobras International Finance Co., 5.375%, 1/27/21	3,000,000	3,014
	Petrobras International Finance Co., 7.875%, 3/15/19	230,000	265
	Petroleos de Venezuela SA, 4.90%, 10/28/14	100,000	94
	Petroleos de Venezuela SA, 5.00%, 10/28/15	100,000	88
	Petroleos de Venezuela SA, 5.375%, 4/12/27	1,900,000	1,093
	Petroleos de Venezuela SA, 5.50%, 4/12/37	1,800,000	999
	Petroleos de Venezuela SA, 8.50%, 11/2/17	4,300,000	3,896
	Petroleos Mexicanos, 4.875%, 3/15/15	1,490,000	1,564
	Petroleos Mexicanos, 8.00%, 5/3/19	1,200,000	1,449
	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,100,000	1,209
	QNB Finance, Ltd., 3.375%, 2/22/17	1,200,000	1,245
	Qtel International Finance, Ltd., 3.375%, 10/14/16 144A	300,000	312
	Qtel International Finance, Ltd., 4.75%, 2/16/21 144A	200,000	210
	Qtel International Finance, Ltd., 4.75%, 2/16/21	1,100,000	1,158
	Rosneft Oil Co. via Rosneft International Finance, Ltd., 4.199%, 3/6/22 144A	700,000	646
	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, 1/14/14	500,000	508
	RZD Capital, Ltd., 5.739%, 4/3/17	1,600,000	1,708
	SABIC Capital I BV, 3.00%, 11/2/15	1,200,000	1,241
	SB Capital SA, 5.499%, 7/7/15	300,000	318
	SB Capital SA, 5.717%, 6/16/21	200,000	206

Multi-Sector Bond Portfolio

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies continued
SB Capital SA, 6.125%, 2/7/22	400,000	419
Temasek Financial I, Ltd., 3.375%, 7/23/42 144A	500,000	401
Vnesheconombank Via VEB Finance PLC, 5.375%, 2/13/17 144A	200,000	212
Vnesheconombank Via VEB Finance PLC, 5.45%, 11/22/17 144A	1,200,000	1,276
Vnesheconombank Via VEB Finance PLC, 6.902%, 7/9/20	400,000	439
Waha Aerospace BV, 3.925%, 7/28/20 144A	210,000	219

Total		51,078

Healthcare (1.0%)
Baptist Health South Florida Obligated Group, 4.59%, 8/15/21	100,000	107
Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,373
HCA, Inc., 6.50%, 2/15/20	2,200,000	2,384
Tenet Healthcare Corp., 4.50%, 4/1/21	300,000	281

Total		4,145

Insurance (0.9%)
American International Group, Inc., 5.05%, 10/1/15	300,000	323
American International Group, Inc., 5.60%, 10/18/16	200,000	223
American International Group, Inc., 5.85%, 1/16/18	2,400,000	2,729
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	450,000	464

Total		3,739

Media (0.6%)
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	500,000	510
Columbus International, Inc., 11.50%, 11/20/14 144A	100,000	108
CSC Holdings LLC, 7.625%, 7/15/18	100,000	114
CSC Holdings LLC, 7.875%, 2/15/18	400,000	457
CSC Holdings LLC, 8.625%, 2/15/19	200,000	232
DISH DBS Corp., 7.125%, 2/1/16	325,000	357
EchoStar DBS Corp., 7.75%, 5/31/15	700,000	765

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Media continued
Quebecor Media, Inc., 7.75%, 3/15/16	162,000	165

Total		2,708

Metals & Mining (3.5%)
Aleris International, Inc., 7.625%, 2/15/18	700,000	732
Alrosa Finance SA, 7.75%, 11/3/20 144A	500,000	555
Alrosa Finance SA, 7.75%, 11/3/20	900,000	999
Anglo American Capital PLC, 2.625%, 9/27/17 144A	200,000	196
Anglo American Capital PLC, 4.125%, 9/27/22 144A	1,400,000	1,302
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	89
AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	770
CONSOL Energy, Inc., 8.00%, 4/1/17	1,500,000	1,594
CSN Islands XI Corp., 6.875%, 9/21/19 144A	400,000	414
CSN Resources SA, 6.50%, 7/21/20	200,000	200
Gerdau Holdings, Inc., 7.00%, 1/20/20	600,000	639
Gerdau Trade, Inc., 5.75%, 1/30/21 144A	800,000	784
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	1,300,000	1,051
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22 144A	200,000	166
Newcrest Finance Pty, Ltd., 4.45%, 11/15/21 144A	400,000	344
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41 144A	200,000	150
Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18 144A	200,000	195
Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17 144A	700,000	746
Southern Copper Corp., 5.25%, 11/8/42	400,000	323
Steel Dynamics, Inc., 7.625%, 3/15/20	300,000	324
Teck Resources, Ltd., 4.50%, 1/15/21	1,500,000	1,485
Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	771
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	405

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued
Vale Overseas, Ltd., 6.875%, 11/21/36	100,000	101
Xstrata Canada Financial Corp., 3.60%, 1/15/17 144A	1,000,000	1,034

Total		15,369

Oil & Gas (0.9%)
Dolphin Energy, Ltd., 5.888%, 6/15/19	1,209,210	1,335
Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	296
Tengizchevroil Finance Co. SARL, 6.124%, 11/15/14	43,000	44
TNK-BP Finance SA, 7.25%, 2/2/20 144A	400,000	452
TNK-BP Finance SA, 7.875%, 3/13/18 144A	100,000	115
TNK-BP Finance SA, 7.875%, 3/13/18	1,500,000	1,729

Total		3,971

Pharmaceuticals (0.9%)
Amgen, Inc., 3.625%, 5/15/22	800,000	789
Amgen, Inc., 5.375%, 5/15/43	900,000	896
Hospira, Inc., 5.80%, 8/12/23	200,000	203
Mylan, Inc., 7.875%, 7/15/20 144A	300,000	342
Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	600,000	621
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	900,000	977

Total		3,828

Pipelines (2.2%)
El Paso Corp., 8.25%, 2/15/16	100,000	110
El Paso Corp., 12.00%, 12/12/13	800,000	815
El Paso LLC, 7.75%, 1/15/32	916,000	937
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,900,000	1,952
NGPL PipeCo LLC, 7.119%, 12/15/17 144A	500,000	441
NGPL PipeCo LLC, 7.768%, 12/15/37 144A	200,000	163
NGPL PipeCo LLC, 9.625%, 6/1/19 144A	1,500,000	1,388
Oneok Partners LP, 3.20%, 9/15/18	100,000	102
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	845

Multi-Sector Bond Portfolio

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	2,900,000	2,733
(n)*	Selectica, 8.75%, 11/15/15	500,000	-

	Total		9,486

	Real Estate Investment Trusts (0.6%)
	Deutsche Annington Finance BV, 5.00%, 10/2/23 144A	300,000	297
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,107
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,176

	Total		2,580

	Services (0.0%)
	QVC, Inc., 4.375%, 3/15/23	200,000	186

	Total		186

	Structured Products (0.2%)
	Stadshypotek AB, 1.875%, 10/2/19	1,000,000	967

	Total		967

	Technology (0.8%)
	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	615
	Audatex North America, Inc., 6.75%, 6/15/18	100,000	106
	Brocade Communications Systems, Inc., 6.875%, 1/15/20	1,100,000	1,188
	First Data Corp., 6.75%, 11/1/20 144A	1,000,000	1,035
	First Data Corp., 7.375%, 6/15/19 144A	500,000	526
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	194

	Total		3,664

	Telecommunications (3.8%)
	America Movil SAB de CV, 2.375%, 9/8/16	1,700,000	1,729
	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,748
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	970
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	621
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	696
	MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	600,000	603

	Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Qwest Corp., 7.25%, 9/15/25	500,000	559
	Sprint Corp., 7.875%, 9/15/23 144A	1,500,000	1,530
	Telefonica Emisiones SAU, 3.992%, 2/16/16	700,000	725
	Telefonica Emisiones SAU, 6.421%, 6/20/16	300,000	330
	Telefonos de Mexico SAB de CV, 5.50%, 1/27/15	100,000	105
	Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	700,000	768
(k)	Verizon Communications, Inc., 6.55%, 9/15/43	2,800,000	3,161
	Vimpel Communications Via VIP Finance Ireland, Ltd., 7.748%, 2/2/21 144A	1,200,000	1,293
	Vimpel Communications Via VIP Finance Ireland, Ltd., 9.125%, 4/30/18 144A	900,000	1,042
	Wind Acquisition Finance SA, 7.25%, 2/15/18 144A	300,000	310
	Windstream Corp., 7.875%, 11/1/17	100,000	112

	Total		16,302

	Transportation (1.4%)
	American Airlines Pass Through Trust, Series 2011-1, Class A, 5.25%, 1/31/21	171,269	179
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	500
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	849
	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	255,407	289
	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 1/12/21	89,209	94
	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.75%, 12/17/19	214,267	249
	Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 5/7/20	482,146	506
	DP World Sukuk, Ltd., 6.25%, 7/2/17	500,000	547
	DP World, Ltd., 6.85%, 7/2/37	200,000	201

Corporate Bonds (57.4%)	Shares/ $ Par	Value $ (000’s)

Transportation continued
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 144A	500,000	509
United Airlines, 4.30%, 8/15/25	100,000	98
United Airlines Pass Through Trust, Series 2009-2, Class A, 9.75%, 1/15/17	329,437	375
US Airways Pass-Through Trust, 5.90%, 10/1/24	1,497,298	1,565

Total		5,961

Yankee Sovereign (2.4%)
Indonesia Government International Bond, 6.75%, 3/10/14	500,000	510
Indonesia Government International Bond, 6.875%, 1/17/18	5,300,000	5,896
Qatar Government International Bond, 5.25%, 1/20/20 144A	1,200,000	1,350
Venezuela Government International Bond, 7.65%, 4/21/25	800,000	576
Venezuela Government International Bond, 7.75%, 10/13/19	100,000	83
Venezuela Government International Bond, 8.25%, 10/13/24	200,000	151
Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	864
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	1,106

Total		10,536

Total Corporate Bonds
(Cost: $245,981)		248,654

Foreign Bonds (23.1%)	Par

Aerospace & Defense (0.3%)
Finmeccanica Finance SA, 8%, 12/16/19	600,000	1,076

Total		1,076

Autos & Vehicle Parts (0.6%)
Banque PSA Finance SA, 3.875%, 1/14/15	1,300,000	1,799
Fiat Finance & Trade SA, 7.625%, 9/15/14	500,000	708

Total		2,507

Multi-Sector Bond Portfolio

Foreign Bonds (23.1%)	Par	Value $ (000’s)

Banking (6.5%)
Banco do Brasil SA, 4.50%, 1/20/16 144A	500,000	705
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 9/15/17 144A	300,000	418
Bank of Scotland PLC, 6.375%, 8/16/19	100,000	175
Bankia SA, 3.50%, 12/14/15	700,000	959
Bankia SA, 4.375%, 2/14/17	900,000	1,202
Barclays Bank PLC, 10.00%, 5/21/21	2,050,000	4,314
Barclays Bank PLC, 14.00%, 11/29/49	200,000	433
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 9/10/15	4,300,000	7,313
GMAC International Finance BV, 7.50%, 4/21/15	400,000	580
HBOS PLC, 5.374%, 6/30/21	700,000	973
LBG Capital No. 1 PLC, 7.867%, 12/17/19	400,000	686
LBG Capital No. 1 PLC, 7.869%, 8/25/20	1,100,000	1,879
LBG Capital No. 1 PLC, 11.04%, 3/19/20	1,500,000	2,805
Merrill Lynch & Co., Inc., 0.486%, 1/31/14	1,100,000	1,488
The Royal Bank of Scotland PLC, 1.995%, 3/30/15	1,100,000	1,032
The Royal Bank of Scotland PLC, 6.934%, 4/9/18	2,000,000	2,966

Total		27,928

Basic Materials (0.4%)
Ardagh Packaging Finance PLC, 7.375%, 10/15/17	100,000	144
Kloeckner Pentaplast GmbH & Co. KG, 11.625%, 7/15/17	200,000	313
Mondi Finance PLC, 5.75%, 4/3/17	100,000	153
OI European Group BV, 6.75%, 9/15/20	200,000	306
Smurfit Kappa Acquisitions, 4.125%, 1/30/20 144A	300,000	401
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	300,000	440

Total		1,757

	Foreign Bonds (23.1%)	Par	Value $ (000’s)

	Builders & Building Materials (0.4%)
	Grohe Holdings GmbH, 4.224%, 9/15/17	100,000	135
	Lafarge SA, 6.625%, 11/29/18	1,000,000	1,491
	Lafarge SA, 10.00%, 5/30/17	100,000	193

	Total		1,819

	Capital Goods (0.3%)
	Obrascon Huarte Lain SA, 8.75%, 3/15/18	800,000	1,182

	Total		1,182

	Chemicals (0.5%)
	Ineos Group Holdings SA, 7.875%, 2/15/16	269,463	368
	Kinove German Bondco GmbH, 10.00%, 6/15/18	1,080,000	1,637

	Total		2,005

	Conglomerate & Diversified Manufacturing (0.1%)
(c)	Schaeffler Holding Finance BV, 6.875%, 8/15/18	200,000	283

	Total		283

	Consumer Products & Retailing (0.4%)
	Co.-Operative Group Holdings, Ltd., 6.875%, 7/8/20	200,000	303
	DFS Furniture Holdings PLC, 7.625%, 8/15/18	100,000	171
	Spirit Issuer PLC, 6.582%, 12/28/18	900,000	1,450

	Total		1,924

	Electric Utilities (0.5%)
	Tokyo Electric Power Co., 4.50%, 3/24/14	1,750,000	2,372

	Total		2,372

	Foreign Agencies (1.8%)
	The Autonomous Community of Catalonia, 4.95%, 2/11/20	100,000	125
	IPIC GMTN, Ltd., 4.875%, 5/14/16	700,000	1,028
	RZD Capital PLC, 7.487%, 3/25/31	800,000	1,408
	Spain Government Bond, 3.75%, 10/31/15	3,600,000	5,051

	Total		7,612

	Governments (2.2%)
	Australia Government Bond, 5.50%, 4/21/23	2,400,000	2,538
	Bankia SA, 0.424%, 1/25/16	800,000	1,001

Foreign Bonds (23.1%)	Par	Value $ (000’s)

Governments continued
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/14	186,000	86
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/17	3,344,000	1,494
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/21	650,000	279
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	47,000	20
Mexican Bonos, 6.00%, 6/18/15	47,000,000	3,722
Republic of South Africa, 8.00%, 12/21/18	5,700,000	592

Total		9,732

Healthcare (0.2%)
Priory Group No 3 PLC, 7.00%, 2/15/18	600,000	998

Total		998

Insurance (0.2%)
ING Groep NV, 5.14%, 3/17/49	600,000	913

Total		913

Media (2.1%)
Lynx I Corp., 6.00%, 4/15/21	1,800,000	2,958
Nara Cable Funding, Ltd., 8.875%, 12/1/18	1,600,000	2,305
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A	300,000	398
UPCB Finance II, Ltd., 6.375%, 7/1/20	400,000	567
Virgin Media Secured Finance PLC, 5.50%, 1/15/21	100,000	162
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	900,000	1,520
Ziggo Bond Co. BV, 8.00%, 5/15/18	900,000	1,300

Total		9,210

Municipal Bonds (2.1%)
Junta de Galicia, 5.763%, 4/3/17	1,300,000	1,871
New South Wales Treasury Corp., 2.75%, 11/20/25	300,000	346
Province of Ontario Canada, 2.85%, 6/2/23	300,000	277
Province of Ontario Canada, 3.15%, 6/2/22	3,100,000	2,980

Multi-Sector Bond Portfolio

Foreign Bonds (23.1%)	Par	Value $ (000’s)

Municipal Bonds continued
Province of Ontario Canada, 4.00%, 6/2/21	100,000	103
Province of Ontario Canada, 4.20%, 6/2/20	300,000	315
Province of Quebec Canada, 4.50%, 12/1/19	300,000	320
Province of Quebec Canada, 4.50%, 12/1/20	2,900,000	3,086

Total		9,298

Other Holdings (0.5%)
The Autonomous Community of Madrid, 4.20%, 9/24/14	1,700,000	2,349

Total		2,349

Structured Products (1.4%)
Banco Popolare Societa Cooperativa, 3.25%, 9/30/15	300,000	410
Bankia SA, 3.625%, 10/5/16	200,000	273
Bankia SA, 5.75%, 6/29/16	700,000	1,012
Cairn CLO BV, 0.589%, 1/31/22	1,350,021	1,789
EMF-NL BV, 1.019%, 4/17/41	284,984	329
Epic (More London) PLC, 0.759%, 7/15/17	1,019,317	1,629
Epic Opera PLC, 0.759%, 7/28/16	44,499	71
Eurosail-NL BV, 1.719%, 10/17/40	205,905	274
Opera Germany PLC, 0.44%, 10/20/14	84,085	113

Total		5,900

Telecommunications (2.2%)
Koninklijke (Royal) KPN NV, 6.125%, 3/29/49	1,200,000	1,662
Telecom Italia S.p.A, 7.00%, 1/20/17	1,200,000	1,775
Telecom Italia SpA, 6.375%, 6/24/19	300,000	499
Telefonica Emisiones SAU, 5.597%, 3/12/20	100,000	170
Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A	100,000	142
Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A	100,000	138
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 144A	300,000	414
Wind Acquisition Finance SA, 7.375%, 2/15/18	600,000	847

	Foreign Bonds (23.1%)	Par	Value $ (000’s)

	Telecommunications continued
	Wind Acquisition Finance SA, 11.75%, 7/15/17	2,600,000	3,742

	Total		9,389

	Transportation (0.4%)
	Europcar Groupe SA, 11.50%, 5/15/17	700,000	1,086
	Geo Debt Finance SCA, 7.50%, 8/1/18 144A	100,000	143
	The Great Rolling Stock Co., 6.875%, 7/27/35	98,020	193
	Heathrow Finance PLC, 7.125%, 3/1/17	100,000	175

	Total		1,597

	Total Foreign Bonds
	(Cost: $97,723)		99,851

	Governments (15.0%)	Shares/ $ Par

	Governments (15.0%)
(k)	US Treasury, 0.125%, 7/31/14	3,100,000	3,101
(k)	US Treasury, 0.25%, 8/31/14	4,400,000	4,405
(k)	US Treasury, 0.25%, 9/30/14	600,000	601
(k)	US Treasury, 0.25%, 12/15/14	6,500,000	6,507
(k)	US Treasury, 0.25%, 5/15/15	4,200,000	4,200
(k)	US Treasury, 0.50%, 8/15/14	400,000	401
(k)	US Treasury, 0.625%, 7/15/14	850,000	854
(k)	US Treasury, 1.25%, 2/15/14	259,000	260
(k)	US Treasury, 1.375%, 6/30/18	1,700,000	1,704
(b)	US Treasury, 1.375%, 7/31/18	14,000,000	14,025
(k)	US Treasury, 1.625%, 8/15/22	1,000,000	932
(b)	US Treasury, 1.75%, 5/15/23	19,300,000	17,884
(k)	US Treasury, 3.00%, 5/15/42	1,500,000	1,314
(k)	US Treasury, 3.125%, 11/15/41	3,200,000	2,885
(k)	US Treasury, 3.75%, 8/15/41	100,000	102
(k)	US Treasury, 6.375%, 8/15/27	4,300,000	5,922
	Total Governments

	(Cost: $67,045)		65,097

Municipal Bonds (2.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (2.5%)
Alameda County California Association of Joint Powers Authorities, Series 2010-A, 7.046%, 12/1/44 RB	100,000	113
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	125
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	242
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	79
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	673
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	243
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	252
California State, Series 2010, 7.70%, 11/1/30 GO	200,000	234
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,274
The California State University, Series 2010-B, 6.484%, 11/1/41 RB	300,000	318
Chicago Illinois Water Revenue, Series 2010-B, 6.742%, 11/1/40 RB	100,000	109
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	244
Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE, FGIC	100,000	82
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	75
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	76

Multi-Sector Bond Portfolio

Municipal Bonds (2.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	357
Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	119
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.488%, 8/1/33 RB	100,000	116
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	235
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	120
Municipal Electric Authority of Georgia, , 6.655%, 4/1/57 RB	200,000	203
New Jersey Turnpike Authority, Series 2010-A, 7.102%, 1/1/41 RB	200,000	253
New York City Municipal Water Finance Authority, Series 2011-CC, 5.882%, 6/15/44 RB	100,000	113
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	330
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	564
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	109
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	247
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	190
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,191

	Municipal Bonds (2.5%)	Shares/ $ Par	Value $ (000’s)

	Municipal Bonds continued
	San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	109
	San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	105
	Tennessee State School Bond Authority, Series 2010, 4.848%, 9/15/27 GO	100,000	107
	Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	75
	Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,210,000	953
	Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	95,000	66
	Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB	800,000	833
	University of California Regents Medical Center, Series 2010-H, 6.398%, 5/15/31 RB	100,000	114
	University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	117

	Total Municipal Bonds
	(Cost: $10,018)		10,765

	Structured Products (5.4%)

	Structured Products (5.4%)
	ACE Securities Corp., Series 2004-RM2, Class M2, .974%, 1/25/35	86,893	77
	ACE Securities Corp., Series 2004-HE4, Class M1, 1.079%, 12/25/34	94,900	82
(n)	Aircraft Certificate Owner Trust, Series 2003-1A, Class D, 6.455%, 9/20/22 144A	3,827	4
(n)	Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	400,000	404

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.873%, 9/25/45	11,983	11
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.049%, 7/25/34	63,521	58
Arkle Master Issuer PLC, Series 2012-1A, Class 2A1, 1.963%, 5/17/60 144A	300,000	306
Asset Backed Securities Corp. Home Equity, Series 2003-HE4, Class M1, 1.427%, 8/15/33	57,472	53
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.743%, 2/10/51	100,000	112
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.934%, 6/10/49	100,000	111
Banc of America Funding Corp., Series 2007-D, Class 1A4, 0.41%, 6/20/47	245,131	226
Banc of America Funding Corp., Series 2007-6, Class A1, 0.469%, 7/25/37	187,767	153
Banc of America Funding Corp., Series 2005-H, Class 5A1, 3.067%, 11/20/35	328,356	299
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.482%, 11/15/15 144A	971,882	973
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 4.636%, 7/25/34	35,198	35
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10, Class 1A2, 0.379%, 12/25/36	94,973	85
Bear Stearns Asset Backed Securities Trust, Series 2005-HE11, Class M1, 0.609%, 11/25/35	100,000	91
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.669%, 7/25/35	110,042	107

Multi-Sector Bond Portfolio

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities Trust, Series 2004-B01, Class 1A3, 0.729%, 10/25/34	25,259	25
Bear Stearns Asset Backed Securities Trust, Series 2006-6, Class 2A1, 4.577%, 11/25/36	429,998	298
Bear Stearns Commercial Mortgage Securities Trust, Inc., Series 2007-PW16, Class A2, 5.846%, 6/11/40	73,220	74
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.485%, 1/15/46	1,172,670	1,265
CHL Mortgage Pass-Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	432,798	394
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	18,393	19
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2C, 0.389%, 12/25/36	100,000	42
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA, 2.89%, 9/25/37	42,855	35
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 2A3A, 5.714%, 9/25/37	216,716	181
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.319%, 4/25/47	96,690	75
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.339%, 12/25/46	51,812	45
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.37%, 9/20/46	64,128	43
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.375%, 12/20/46	83,567	56
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.39%, 7/20/46	27,627	15
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.51%, 11/20/35	18,850	14

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.633%, 1/25/36	45,766	40
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.998%, 7/25/46	34,579	32
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.50%, 9/25/18	11,133	12
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	719,054	617
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	67,897	64
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	551,827	423
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	55,396	56
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.319%, 7/25/37	100,000	69
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.329%, 4/25/46	376,430	336
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.359%, 8/25/36	1,058,282	1,021
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.439%, 5/25/36	49,923	50
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.469%, 7/25/36	100,000	70
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.469%, 8/25/36	200,000	145
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.529%, 3/25/36	153,678	108
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.529%, 4/25/36	200,000	187

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	158,871	158
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.539%, 7/25/36	100,000	70
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.56%, 12/20/35	23,547	19
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.889%, 10/25/35	58,126	48
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.113%, 4/25/46	67,264	34
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.953%, 9/15/39	200,000	222
Federal National Mortgage Association, Series 2003-W6, Class F, 0.529%, 9/25/42	47,966	47
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A4, 0.329%, 7/25/36	62,733	57
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	32,634	34
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	974,883	856
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	110
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.409%, 3/25/36	52,227	44
GSAMP Trust, Series 2007-NC1, Class A2A, 0.229%, 12/25/46	24,205	12
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.681%, 9/25/35	38,770	39

Multi-Sector Bond Portfolio

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.783%, 3/25/47	37,471	31
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.796%, 1/25/36	9,052	8
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	374,432	338
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.421%, 6/19/35	60,370	49
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.49%, 11/19/35	26,604	21
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.429%, 3/25/35	24,478	20
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.419%, 7/25/35	5,330	5
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.479%, 7/25/35	27,711	23
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.541%, 10/25/34	74,978	72
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.518%, 12/13/20 144A	1,313,742	1,287
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.959%, 6/25/35	90,921	88
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5, 4.654%, 1/12/37	68,740	69
JPMorgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.663%, 10/25/35	34,066	29
JPMorgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.799%, 7/25/35	62,236	61

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.189%, 6/25/37	230,781	201
JPMorgan Reremic, Series 2009-10, Class 4A1, 0.68%, 3/26/37 144A	339,131	324
Landmark VII CDO, Ltd., Series 2006-7A, Class A1L, 0.543%, 7/15/18 144A	192,561	191
Lehman XS Trust, Series 2005-4, Class 1A3, 0.579%, 10/25/35	58,021	55
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.349%, 2/25/37	40,369	35
Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3, 0.559%, 8/25/35	100,000	85
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 5A1, 4.989%, 12/25/35	786,337	741
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 6A1, 5.352%, 5/25/36	66,007	64
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A, 2.497%, 2/25/36	18,968	18
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	91,101	92
Morgan Stanley Capital, Inc., Series 2006-HE8, Class A2C, 0.319%, 10/25/36	98,947	52
Morgan Stanley Capital, Inc., Series 2007-HE5, Class A2C, 0.429%, 3/25/37	96,019	43
Morgan Stanley Capital, Inc., Series 2005-HE7, Class A2C, 0.499%, 11/25/35	63,116	61
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.079%, 7/25/32	28,159	25
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.529%, 2/25/33	78,003	71

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.449%, 9/25/35	11,960	12
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.373%, 7/25/35	938,507	821
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 2.954%, 8/25/35	47,532	45
Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.679%, 7/25/35	100,000	93
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.319%, 1/25/37	57,689	47
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.369%, 8/25/36	26,801	20
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.369%, 9/25/36	58,282	41
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.076%, 3/25/35	546,691	436
Residential Asset Mortgage Products Trust, Series 2006-NC2, Class A2, 0.369%, 2/25/36	45,697	42
SLM Student Loan Trust, Series 2012-D, Class A1, 1.232%, 6/15/23 144A	68,439	69
SLM Student Loan Trust, Series 2011-B, Class A3, 2.432%, 6/16/42 144A	100,000	103
SLM Student Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	64,103	66
SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, 10/15/30 144A	400,000	418
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.329%, 9/25/36	68,281	46
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.869%, 6/25/35	100,000	91

Multi-Sector Bond Portfolio

Structured Products (5.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Asset Securitization Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, 5.744%, 3/25/34	19,626	20
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.829%, 12/25/35	55,844	43
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.439%, 3/25/36	3,391,921	3,089
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 0.262%, 6/15/20 144A	73,985	73
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	1,033,252	1,118
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1, 2.486%, 3/25/36	716,724	627
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6, 2.491%, 2/25/33	4,122	4
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1, 4.85%, 2/25/37	14,276	13
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3, 6.086%, 10/25/36	83,712	69
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.64%, 4/25/36	309,917	283
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.693%, 7/25/36	584,550	522
Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	5,502	5
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 5.942%, 11/25/37	263,753	233

Total Structured Products
(Cost: $23,526)		23,356

	Bank Loan Obligations (1.6%)	Shares/ $ Par	Value $ (000’s)

	Bank Loan Obligations (1.6%)
	Dell, Inc., 4.50%, due 3/24/20	2,819	2,767
	H.J. Heinz Co., 3.50%, due 3/27/20	4,025	4,036

	Total Bank Loan Obligations
	(Cost: $6,857)		6,803

	Short-Term Investments (0.1%)

	Commercial Paper (0.0%)
(b)	Cash Mgmt Bill, 0.00%, 1/2/14	261,000	261

	Total		261

	Governments (0.1%)
(b)	US Treasury Bill, 0.12%, 5/29/14	387,000	387

	Total		387

	Total Short-Term Investments
	(Cost: $648)		648

	Total Investments (105.1%)
	(Cost: $451,797)(a)		455,174

	Other Assets, Less
	Liabilities (-5.1%)		(22,193)

	Net Assets (100.0%)		432,981

Multi-Sector Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities (in thousands) was $91,997 representing 21.3% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

FGIC — Financial Guaranty Insurance Co.

NATL-RE — National Public Finance Guarantee Corp.

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $451,797 and the net unrealized appreciation of investments based on that cost was $3,377 which is comprised of $12,533 aggregate gross unrealized appreciation and $9,156 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at September 30, 2013, $4,023)	22	12/13	$73
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at September 30, 2013, $3,252)	20	12/13	38
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $20,894)	168	12/13	339
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2013, $1,810)	13	12/13	37

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley & Co., Inc.	BRL	2,070	11/13	$19		$-	$19
Sell	JP Morgan Chase Bank, N.A.	BRL	1,529	11/13	6		-	6
Sell	BNP Paribas S.A.	EUR	262	11/13	1		-	1
Sell	UBS AG	EUR	31,909	11/13	-		(95)	(95)
Sell	Barclays Bank PLC	GBP	19,532	11/13	-		(126)	(126)
Buy	Citibank, N.A.	IDR	4,626,776	10/13	-		(48)	(48)
Buy	JP Morgan Chase Bank, N.A.	IDR	7,670,138	10/13	-		(65)	(65)
Buy	UBS AG	IDR	26,252,845	10/13	-		(261)	(261)
Sell	Citibank, N.A.	IDR	39,252,384	10/13	345		-	345
Sell	Bank of America, N.A.	JPY	35,456	10/13	-		(2)	(2)
Sell	JP Morgan Chase Bank, N.A.	MXN	49,973	12/13	-		(24)	(24)
Sell	Morgan Stanley & Co., Inc.	MXN	5,293	12/13	-		(1)	(1)
Buy	Bank of America, N.A.	RUB	123,007	10/13	14		-	14
Buy	UBS AG	RUB	338	10/13	-		- (m)	- (m)
Sell	HSBC Bank USA	RUB	123,346	10/13	-		(12)	(12)
Sell	UBS AG	RUB	338	1/14	-	(m)	-	- (m)
Sell	HSBC Bank USA	ZAR	5,658	10/13	1		-	1

					$386		$(634)	$(248)

AUD — Australian Dollar

BRL — Brazilian Real

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican New Peso

RUB — Russian Ruble

ZAR — South African Rand

(j)	Swap agreements outstanding as of September 30, 2013

Multi-Sector Bond Portfolio

Interest Rate Swaps

Floating Rate Index	Counterparty	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Upfront Premium Paid/ (Received) (000’s)		Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.80%	6/16	MXN	- (m	)	5,900	$16
28 Day Mexico Interbank TIIE Banxico	HSBC Bank USA	Pay	5.80%	6/16	MXN	- (m	)	5,800	16
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.60%	9/16	MXN	10		72,000	162
28 Day Mexico Interbank TIIE Banxico	Barclays Bank PLC	Pay	5.00%	9/17	MXN	(32)		58,900	45
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.00%	9/17	MXN	(18)		31,000	26
28 Day Mexico Interbank TIIE Banxico	Goldman Sachs International	Pay	5.50%	9/17	MXN	(5)		32,000	57
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.50%	9/17	MXN	(1)		10,000	18
28 Day Mexico Interbank TIIE Banxico	Morgan Stanley Capital Services LLC	Pay	5.00%	9/17	MXN	(35)		55,000	48
Brazil Cetip Interbank Deposit	Bank of America, N.A.	Pay	8.42%	1/17	BRL	(3)		5,000	(127)
Brazil Cetip Interbank Deposit	Barclays Bank PLC	Pay	10.91%	1/17	BRL	31		13,500	(50)
Brazil Cetip Interbank Deposit	Barclays Bank PLC	Pay	8.18%	1/17	BRL	(6)		5,000	(140)
Brazil Cetip Interbank Deposit	Goldman Sachs International	Pay	10.91%	1/17	BRL	14		5,400	(22)
Brazil Cetip Interbank Deposit	Goldman Sachs International	Pay	8.30%	1/17	BRL	(12)		7,600	(195)
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	10.91%	1/17	BRL	17		6,900	(27)
Brazil Cetip Interbank Deposit	HSBC Bank USA	Pay	8.32%	1/17	BRL	(47)		39,800	(1,040)
Brazil Cetip Interbank Deposit	JPMorgan Chase Bank, N.A.	Pay	8.21%	1/17	BRL	(32)		30,800	(854)
Australian 6 Month Bank Bill	Citibank N.A.	Pay	3.50%	3/18	AUD	3		7,900	8

									$(2,059)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	Sell	1.00%	6/21	USD	3.762%	(23)	300	$(29)
Ardagh Packaging Finance, 9.25%, 10/15/20	Barclays Bank PLC	Sell	5.00%	9/17	EUR	4.358%	(17)	200	23
AT&T, Inc., 2.50%, 8/15/15	Citibank N.A.	Sell	1.00%	9/17	USD	0.544%	- (m)	100	2
Berkshire Hathaway Finance Corp., 2.45%, 12/15/15	Barclays Bank PLC	Sell	1.00%	3/18	USD	0.658%	(2)	700	13
BP Capital Markets America, 4.20%, 6/15/2018	Goldman Sachs International	Sell	1.00%	9/17	USD	0.552%	8	1,100	12
Caterpillar, Inc, 5.70%, 8/15/16	Goldman Sachs International	Sell	1.00%	6/17	USD	0.506%	- (m)	100	2
Caterpillar, Inc, 5.70%, 8/15/16	UBS AG	Sell	1.00%	6/17	USD	0.506%	(1)	200	5
Dell, Inc., 7.10%, 4/15/28	BNP Paribas SA	Sell	1.00%	12/18	USD	4.099%	(39)	300	(4)
Dell, Inc., 7.10%, 4/15/28	JPMorgan Chase Bank, N.A.	Sell	1.00%	9/18	USD	3.914%	(125)	1,000	(5)
Dish DBS Corp., 6.75%, 6/1/21	UBS AG	Sell	5.00%	9/18	USD	2.680%	10	100	- (m)
Excelon Generation Co., LLC, 6.20%, 10/1/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	6/17	USD	0.930%	(37)	700	39
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	6/18	USD	1.656%	(7)	400	(5)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	Sell	1.00%	9/21	USD	2.056%	(43)	1,200	(45)
Federal Republic of Brazil, 12.25%, 3/6/30	BNP Paribas SA	Sell	1.00%	6/18	USD	1.656%	(10)	800	(13)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/17	USD	1.491%	(36)	2,000	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank N.A.	Sell	1.00%	9/21	USD	2.056%	(10)	300	(11)
Federal Republic of Brazil, 12.25%, 3/6/30	Citigroup Global Markets, Inc.	Sell	1.00%	6/18	USD	1.656%	(14)	1,100	(18)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/17	USD	1.491%	(1)	80	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	9/21	USD	2.056%	(14)	400	(15)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	Sell	1.00%	6/18	USD	1.656%	(19)	1,100	(14)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/16	USD	1.261%	(11)	600	6
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.440%	(2)	200	(1)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	6/18	USD	1.656%	(30)	2,300	(37)

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	Sell	1.00%	9/22	USD	2.117%	(72)	1,200	$(29)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.381%	(13)	1,100	(1)
Federal Republic Of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	Sell	1.00%	6/18	USD	1.656%	(16)	900	(11)
Fiat Finance North America, Inc., 5.63%, 06/12/17	Barclays Bank PLC	Sell	5.00%	3/18	EUR	4.218%	(5)	200	14
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	Sell	5.00%	9/17	USD	2.855%	(2)	125	12
Italy Government International Bond, 6.875%, 9/27/23	Morgan Stanley Capital Services LLC	Sell	1.00%	12/18	USD	2.634%	(168)	2,500	(23)
Metlife, Inc., 4.75%, 2/8/21	Citibank N.A.	Sell	1.00%	12/17	USD	0.822%	(12)	300	14
Pacific Gas & Electric, 4.80%, 3/1/14	Goldman Sachs International	Sell	1.00%	9/17	USD	0.569%	(2)	400	8
Petrobras International Finance Co., 8.375%, 12/10/18	Morgan Stanley Capital Services LLC	Sell	1.00%	9/15	USD	1.768%	(3)	200	- (m)
Republic of Indonesia, 7.25%, 4/20/15	UBS AG	Sell	1.00%	9/17	USD	2.058%	(3)	120	(2)
Republic of Peru, 8.75%,11/21/33	Barclays Bank PLC	Sell	1.00%	3/23	USD	1.879%	(28)	1,100	(49)
Republic of South Africa, 6.50%, 6/2/14	BNP Paribas SA	Sell	1.00%	9/17	USD	1.653%	(1)	120	(2)
Republic of South Africa, 6.50%, 6/2/14	HSBC Bank USA	Sell	1.00%	6/17	USD	1.596%	(4)	200	- (m)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	6/17	USD	9.096%	(16)	200	(8)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	Sell	5.00%	9/17	USD	9.153%	(15)	120	(1)
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Citibank N.A.	Sell	1.00%	9/17	USD	0.859%	(1)	100	2
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	Barclays Bank PLC	Sell	1.00%	9/17	USD	0.859%	(1)	100	2
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	BNP Paribas SA	Sell	1.00%	9/17	USD	0.859%	(1)	100	2
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	UBS AG	Sell	1.00%	9/17	USD	0.859%	(2)	200	3
Royal Bank of Scotland PLC, 0.334%, 12/6/20	Goldman Sachs International	Sell	1.00%	3/18	USD	1.456%	(3)	100	1
Russian Government International Bond, 7.50%, 3/31/30	Goldman Sachs International	Sell	1.00%	3/23	USD	2.245%	(87)	1,300	(39)
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	9/17	USD	1.465%	(5)	200	2

Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Russian Government International Bond, 7.50%, 3/31/30	Morgan Stanley Capital Services LLC	Sell	1.00%	3/17	USD	1.350%	(215)	5,700	$149
Russian Government International Bond, 7.50%, 3/31/30	HSBC Bank USA	Sell	1.00%	6/17	USD	1.411%	(11)	300	7
Shell International Finance, 5.20%, 3/22/17	JPMorgan Chase Bank, N.A.	Sell	1.00%	9/17	USD	0.320%	9	800	12
SLM Corp., 6.25%, 1/25/16	Citibank N.A.	Sell	5.00%	6/17	USD	2.539%	(2)	200	19
Spain Government Bond, 5.50%, 7/30/17	Morgan Stanley Capital Services LLC	Sell	1.00%	12/18	USD	2.241%	(61)	1,000	2
Spain Government Bond, 5.50%, 7/30/17	Barclays Bank PLC	Sell	1.00%	12/18	USD	2.241%	(49)	800	2
Spain Government Bond, 5.50%, 7/30/17	Barclays Bank PLC	Sell	1.00%	12/18	USD	2.241%	(135)	2,200	5
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	3/17	USD	0.873%	(52)	4,200	72
United Mexican States, 5.95%, 3/19/19	Goldman Sachs International	Sell	1.00%	9/17	USD	0.972%	- (m)	80	1
United Mexican States, 5.95%, 3/19/19	HSBC Bank USA	Sell	1.00%	6/17	USD	0.926%	(2)	200	2
United Mexican States, 7.50%, 4/8/33	Citibank N.A.	Sell	1.00%	9/16	USD	0.781%	(9)	500	12
(n) Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	Sell	5.00%	6/16	USD	0.000%	(2)	200	24
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	9/17	EUR	0.505%	(7)	300	15
Volkswagen International Finance NV, 5.375%, 5/22/18	Citibank N.A.	Sell	1.00%	3/18	EUR	0.590%	3	300	5

									$125

Multi-Sector Bond Portfolio

Credit Default Swaps on Credit Indices

Reference Entity	Counterparty	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Upfront Premium Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 17	Morgan Stanley Capital Services LLC	Sell	5.00%	6/17	USD	2.988%	74	1,235	$14
Markit CDX Emerging Markets Index, Series 18	Barclays Bank PLC	Sell	5.00%	12/17	USD	3.038%	52	500	(13)
Markit CDX Emerging Markets Index, Series 18	HSBC Bank USA	Sell	5.00%	12/17	USD	3.026%	73	635	(23)
Markit CDX Emerging Markets Index, Series 19	HSBC Bank USA	Sell	5.00%	6/18	USD	3.123%	131	1,600	(1)
Markit CDX Emerging Markets Index, Series 20	Barclays Bank PLC	Sell	5.00%	12/18	USD	2.936%	630	5,600	(83)
Markit CDX Emerging Markets Index, Series 20	Goldman Sachs International	Sell	5.00%	12/18	USD	2.936%	53	500	(4)
Markit CDX Emerging Markets Index, Series 20	HSBC Bank USA	Sell	5.00%	12/18	USD	2.936%	136	1,300	(9)
Markit CDX Emerging Markets Index, Series 20	JPMorgan Chase Bank, N.A.	Sell	5.00%	12/18	USD	2.936%	105	1,000	(8)

									$(127)

Centrally Cleared Interest Rate Swaps

Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Currency	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
3 -Month USD LIBOR	Pay	2.65%	7/23	USD	5,700	$(46)
3 -Month USD LIBOR	Pay	2.75%	6/43	USD	1,600	(64)
6 -Month Australian Bank Bill	Pay	4.25%	12/23	AUD	7,700	(43)
6 -Month Australian Bank Bill	Pay	4.00%	3/23	AUD	100	(3)
6 -Month GBP LIBOR	Receive	3.00%	3/24	GBP	6,900	(166)

						$(322)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swap on Credit Indices

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Currency	Implied Credit Spead	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX Emerging Markets Index, Series 19	Sell	5.00%	6/18	USD	2.940%	4,200	$(160)
Markit CDX Emerging Markets Index, Series 20	Sell	5.00%	12/18	USD	3.120%	9,000	(110)

							$(270)

(k)	Cash in the amount of $31 (in thousands) and securities with an aggregate value of $50,160 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2013.

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(o)	Short sales outstanding on September 30, 2013.

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.50%	10/43	$3,300$	3,263	$3,359

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$65,097	$-
Foreign Bonds	-	99,851	-
Municipal Bonds	-	10,765	-
Corporate Bonds	-	248,654	-
Bank Loan Obligations	-	6,803	-
Structured Products	-	22,948	408
Short-Term Investments	-	648	-
Other Financial Instruments^
Futures	487	-	-
Forward Currency Contracts	-	386	-
Interest Rate Swaps	-	396	-
Credit Default Swaps	-	479	24
Liabilities:
Short Sales	-	(3,359)	-
Other Financial Instruments^
Forward Currency Contracts	-	(634)	-
Interest Rate Swaps	-	(2,777)	-
Credit Default Swaps	-	(775)	-
Total	$487	$448,482	$432

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Commodities Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2013 (unaudited)

Governments (85.6%)	Shares/ $ Par	Value $ (000’s)

Governments (85.6%)
Federal Farm Credit Banks, 0.18%, 1/19/16	1,500,000	1,500
Federal Farm Credit Banks, 0.182%, 2/10/16	3,000,000	3,000
Federal Farm Credit Banks, 0.199%, 6/22/15	3,200,000	3,203
Federal Farm Credit Banks, 0.205%, 3/20/15	500,000	501
Federal Farm Credit Banks, 0.21%, 7/20/15	4,000,000	4,004
Federal Farm Credit Banks, 0.212%, 2/13/15	4,000,000	4,004
Federal Farm Credit Banks, 0.212%, 4/18/16	3,000,000	3,001
Federal Farm Credit Banks, 0.22%, 3/4/15	2,500,000	2,504
Federal Farm Credit Banks, 0.22%, 5/5/15	3,350,000	3,354
Federal Farm Credit Banks, 0.25%, 9/21/15	3,000,000	3,000
Federal Farm Credit Banks, 0.28%, 10/14/14	2,000,000	2,003
Federal Farm Credit Banks, 0.28%, 8/3/15	3,000,000	3,006
Federal Farm Credit Banks, 0.28%, 7/20/16	2,500,000	2,499
Federal Farm Credit Banks, 0.35%, 5/1/15	3,000,000	3,007
Federal Home Loan Banks, 0.00%, 1/17/14	3,000,000	3,000
Federal Home Loan Banks, 0.16%, 11/25/13	3,000,000	3,001
Federal Home Loan Banks, 0.20%, 8/19/15	3,500,000	3,498
Federal Home Loan Banks, 0.22%, 8/19/15	2,000,000	1,999
Federal Home Loan Banks, 0.23%, 10/8/14	3,000,000	3,002
Federal Home Loan Banks, 0.23%, 10/15/14	3,000,000	3,002
Federal Home Loan Banks, 0.29%, 11/8/13	4,000,000	4,001
Federal Home Loan Banks, 0.40%, 7/2/14	1,500,000	1,503
Federal Home Loan Banks, 2.75%, 12/12/14	3,570,000	3,679
Federal Home Loan Mortgage Corp., 0.305%, 1/2/15	3,000,000	3,003
Federal Home Loan Mortgage Corp., 0.305%, 2/23/15	3,000,000	3,002
Federal Home Loan Mortgage Corp., 0.32%, 12/3/14	2,000,000	2,003
Federal Home Loan Mortgage Corp., 0.32%, 4/29/15	3,000,000	3,000

Governments (85.6%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Federal Home Loan Mortgage Corp., 0.33%, 12/29/14	2,400,000	2,403
Federal Home Loan Mortgage Corp., 0.375%, 10/15/13	3,000,000	3,000
Federal Home Loan Mortgage Corp., 0.375%, 8/28/14	3,655,000	3,662
Federal Home Loan Mortgage Corp., 0.50%, 9/14/15	3,000,000	3,002
Federal Home Loan Mortgage Corp., 0.55%, 9/18/15	2,500,000	2,503
Federal National Mortgage Association, 0.152%, 11/8/13	2,000,000	2,000
Federal National Mortgage Association, 0.189%, 7/25/16	4,000,000	4,000
Federal National Mortgage Association, 0.202%, 8/12/16	3,000,000	3,001
Federal National Mortgage Association, 0.202%, 8/15/16	3,000,000	3,000
Federal National Mortgage Association, 0.75%, 12/19/14	2,800,000	2,818
US Treasury, 0.125%, 4/30/15	3,000,000	2,995
US Treasury, 0.25%, 1/31/14	2,000,000	2,001
US Treasury, 0.25%, 4/30/14	2,000,000	2,002
US Treasury, 0.25%, 1/31/15	4,000,000	4,004
US Treasury, 0.25%, 7/15/15	4,000,000	3,997
US Treasury, 0.375%, 6/15/15	5,000,000	5,009
US Treasury, 0.375%, 8/31/15	3,000,000	3,004
US Treasury, 0.625%, 7/15/14	2,000,000	2,008
US Treasury, 0.75%, 6/15/14	2,000,000	2,009
US Treasury, 1.00%, 5/15/14	2,000,000	2,011
US Treasury, 1.75%, 1/31/14	1,000,000	1,006
US Treasury, 1.875%, 2/28/14	2,000,000	2,015
US Treasury, 2.625%, 7/31/14	2,300,000	2,348

Total Governments
(Cost: $139,966)		140,077

	Short-Term Investments (11.0%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (7.3%)
	Federal Home Loan Mortgage Corp., 0.12%, 4/24/14	4,000,000	3,999
	Federal National Mortgage Association, 0.05%, 1/21/14	3,000,000	3,000
	Federal National Mortgage Association, 0.07%, 6/2/14	5,000,000	4,999

	Total		11,998

	Treasury Bills (3.7%)
	US Treasury, 0.01%, 3/20/14	2,000,000	2,000
	US Treasury, 0.02%, 10/10/13	2,000,000	2,000
(k)	US Treasury, 0.11%, 9/18/14	2,000,000	1,998

	Total		5,998

	Total Short-Term Investments
	(Cost: $17,991)		17,996

	Total Investments (96.6%)
	(Cost: $157,957)(a)		158,073

	Other Assets, Less
	Liabilities (3.4%)		5,489

	Net Assets (100.0%)		163,562

Commodities Return Strategy Portfolio

*	Non-Income Producing

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $157,957 and the net unrealized appreciation of investments based on that cost was $116 which is comprised of $118 aggregate gross unrealized appreciation and $2 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on September 30, 2013.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	10/13	2,000	$(13)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	10/13	2,294	(13)
Dow Jones-UBS Commodity Index	Citibank N.A.	USTB3M	DJUBS	10/13	38,599	(209)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	10/13	838	(5)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	10/13	22,920	(124)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	8,502	(24)
Dow Jones-UBS Commodity Index	Morgan Stanley	USTB3M	DJUBS	12/13	7,584	(29)
Dow Jones-UBS Commodity Index	Societe General SA	USTB3M	DJUBS	10/13	20,561	(112)
Dow Jones-UBS Commodity Index	Societe General SA	USTB3M	DJUBS	10/13	21,838	(120)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	12,934	(49)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	20,281	(58)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	2,892	(16)
Dow Jones-UBS Commodity Index	UBS AG	USTB3M	DJUBS	10/13	3,827	(21)

						$(793)

USTB3M — US T-Bill 3-Month Auction Results Index plus Financing Fee

DJUBS — Dow Jones-UBS Commodity Index Total Return

(k)	Cash or securities with an aggregate value of $1,998 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2013.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
US Government & Agency Bonds	$-	$140,077	$-
Short-Term Investments	-	17,996	-
Liabilities:
Other Financial Instruments^	-	(793)	-
Total	$-	$157,280	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (0.0%)

	Materials (0.0%)
(n),*	NewPage Group, Inc.	700	65

	Total		65

	Total Small Cap Common Stocks		65

	Total Common Stocks
	(Cost: $65)		65

	Preferred Stocks (0.1%)

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	3,000	301

	Total		301

	Financials (0.1%)
	Ally Financial, Inc., 7.00%, 12/31/49 144A	357	341
	Ally Financial, Inc., 8.50%, 12/31/49	31,671	848
	GMAC Capital Trust I, 8.125%, 2/15/40	11,788	315

	Total		1,504

	Materials (0.0%)
	Thompson Creek Metals Co., 6.50%, 5/12/15	3,170	59

	Total		59

	Total Preferred Stocks
	(Cost: $1,752)		1,864

	Investment Grade Segment (11.1%)

	Aerospace & Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	180,000	207
	Boeing Capital Corp., 2.125%, 8/15/16	460,000	475
	General Dynamics Corp., 2.25%, 11/15/22	560,000	507
	L-3 Communications Corp., 4.75%, 7/15/20	205,000	215
	L-3 Communications Corp., 4.95%, 2/15/21	850,000	900
	L-3 Communications Corp., 5.20%, 10/15/19	635,000	690
	Lockheed Martin Corp., 3.35%, 9/15/21	175,000	175

	Total		3,169

	Autos & Vehicle Parts (0.4%)
	American Honda Finance Corp., 2.125%, 2/28/17 144A	980,000	993
	Daimler Finance North America LLC, 2.375%, 8/1/18 144A	140,000	140
	Daimler Finance North America LLC, 2.625%, 9/15/16 144A	45,000	46
	Daimler Finance North America LLC, 3.00%, 3/28/16 144A	530,000	551
	Ford Motor Co., 7.45%, 7/16/31	780,000	952

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	480,000	476
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	705,000	725
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	525,000	561
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	700,000	774
General Motors Co., 3.50%, 10/2/18 144A	500,000	499
General Motors Co., 4.875%, 10/2/23 144A	500,000	489
PACCAR, Inc., 6.875%, 2/15/14	80,000	82
Toyota Motor Credit Corp., 1.75%, 5/22/17	1,085,000	1,095
Toyota Motor Credit Corp., 3.30%, 1/12/22	1,025,000	1,019
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	730,000	760

Total		9,162

Banking (1.9%)
American Express Co., 6.15%, 8/28/17	590,000	688
American Express Credit Corp., 1.30%, 7/29/16	305,000	307
Bank of America Corp., 3.30%, 1/11/23	670,000	628
Bank of America Corp., 3.625%, 3/17/16	580,000	610
Bank of America Corp., 3.75%, 7/12/16	155,000	164
Bank of America Corp., 5.75%, 12/1/17	870,000	981
Bank of Montreal, 2.55%, 11/6/22	570,000	529
The Bank of New York Mellon Corp., 3.55%, 9/23/21	1,225,000	1,254
Barclays Bank PLC, 5.00%, 9/22/16	100,000	110
Barclays Bank PLC, 6.05%, 12/4/17 144A	2,150,000	2,388
Citigroup, Inc., 3.375%, 3/1/23	170,000	162
Citigroup, Inc., 3.50%, 5/15/23	1,405,000	1,268
Citigroup, Inc., 3.953%, 6/15/16	2,955,000	3,146
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	225,000	225
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	180,000	192
Deutsche Bank AG, 4.296%, 5/24/28	840,000	759
Eurasian Development Bank, 5.00%, 9/26/20 144A	740,000	734
Fifth Third Bank, 4.75%, 2/1/15	740,000	776
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	1,405,000	1,416
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	1,170,000	1,323
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	835,000	955
HSBC Holdings PLC, 5.10%, 4/5/21	590,000	650
HSBC USA, Inc., 2.625%, 9/24/18	625,000	633
JPMorgan Chase & Co., 3.15%, 7/5/16	3,735,000	3,919
JPMorgan Chase & Co., 3.20%, 1/25/23	170,000	159
JPMorgan Chase & Co., 5.625%, 8/16/43	355,000	353
JPMorgan Chase & Co., 6.00%, 1/15/18	540,000	620
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	2,185,000	2,513
Morgan Stanley, 1.75%, 2/25/16	695,000	698
Morgan Stanley, 3.75%, 2/25/23	2,550,000	2,458
Morgan Stanley, 4.10%, 5/22/23	1,050,000	979
Morgan Stanley, 4.75%, 3/22/17	395,000	427
Nordea Bank AB, 4.875%, 1/27/20 144A	320,000	350
PNC Bank NA, 2.95%, 1/30/23	720,000	667
PNC Bank NA, 3.80%, 7/25/23	705,000	690
Royal Bank of Canada, 1.45%, 9/9/16	720,000	727

Balanced Portfolio

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Royal Bank of Canada, 2.20%, 7/27/18	705,000	707
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	355,000	358
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	375,000	414
Standard Chartered PLC, 3.20%, 5/12/16 144A	655,000	686
Standard Chartered PLC, 3.95%, 1/11/23 144A	470,000	442
Standard Chartered PLC, 5.20%, 1/26/24 144A	740,000	744
State Street Corp., 2.875%, 3/7/16	390,000	408
SunTrust Bank/Atlanta GA, 2.75%, 5/1/23	485,000	441
SunTrust Banks, Inc., 6.00%, 9/11/17	405,000	464
The Toronto-Dominion Bank, 2.625%, 9/10/18	725,000	742
U.S. Bancorp, 3.442%, 2/1/16	700,000	732
Wachovia Corp., 5.75%, 2/1/18	215,000	248
Wells Fargo & Co., 1.50%, 1/16/18	1,115,000	1,097
Wells Fargo & Co., 3.45%, 2/13/23	525,000	491
Wells Fargo & Co., 4.60%, 4/1/21	715,000	776
Wells Fargo & Co., 7.98%, 3/29/49	255,000	281

Total		43,489

Basic Materials (0.0%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	890,000	996
Georgia-Pacific LLC, 7.75%, 11/15/29	50,000	63

Total		1,059

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.625%, 6/1/17	510,000	511
Caterpillar Financial Services Corp., 2.45%, 9/6/18	710,000	723
Caterpillar, Inc., 3.803%, 8/15/42	340,000	291
John Deere Capital Corp., 0.70%, 9/4/15	560,000	561
John Deere Capital Corp., 1.20%, 10/10/17	380,000	374
John Deere Capital Corp., 2.25%, 4/17/19	430,000	432
John Deere Capital Corp., 2.80%, 1/27/23	580,000	550

Total		3,442

Chemicals (0.1%)
Agrium, Inc., 3.15%, 10/1/22	375,000	348
Eastman Chemical Co., 7.25%, 1/15/24	85,000	100
LyondellBasell Industries NV, 5.00%, 4/15/19	260,000	286
LyondellBasell Industries NV, 6.00%, 11/15/21	260,000	297
Monsanto Co., 5.125%, 4/15/18	55,000	63
Praxair, Inc., 3.55%, 11/7/42	710,000	592

Total		1,686

Conglomerate & Diversified Manufacturing (0.1%)
Eaton Corp., 2.75%, 11/2/22 144A	1,685,000	1,570
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	165,000	164
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	180,000	179
Roper Industries, Inc., 3.125%, 11/15/22	615,000	576
United Technologies Corp., 3.10%, 6/1/22	390,000	384
United Technologies Corp., 4.50%, 6/1/42	470,000	456

Total		3,329

Consumer Products & Retailing (0.7%)
Colgate-Palmolive Co., 2.10%, 5/1/23	835,000	762

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Costco Wholesale Corp., 1.70%, 12/15/19	1,385,000	1,339
CVS Caremark Corp., 6.25%, 6/1/27	715,000	851
CVS Pass-Through Trust, 6.036%, 12/10/28	502,441	554
Delhaize Group SA, 4.125%, 4/10/19	815,000	850
Delhaize Group SA, 5.70%, 10/1/40	770,000	752
The Gap, Inc., 5.95%, 4/12/21	640,000	709
The Home Depot, Inc., 2.25%, 9/10/18	530,000	536
The Home Depot, Inc., 3.75%, 2/15/24	530,000	536
The Home Depot, Inc., 4.40%, 4/1/21	205,000	225
The Home Depot, Inc., 5.40%, 3/1/16	175,000	194
The Home Depot, Inc., 5.875%, 12/16/36	70,000	80
Lowe’s Cos., Inc., 3.80%, 11/15/21	125,000	128
Lowe’s Cos., Inc., 3.875%, 9/15/23	720,000	729
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	710,000	716
McDonald’s Corp., 3.625%, 5/20/21	710,000	739
NIKE, Inc., 3.625%, 5/1/43	635,000	549
Nordstrom, Inc., 6.25%, 1/15/18	225,000	262
Nordstrom, Inc., 7.00%, 1/15/38	265,000	338
The Procter & Gamble Co., 2.30%, 2/6/22	900,000	857
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	750
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	565,000	567
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	320,000	279
Target Corp., 6.50%, 10/15/37	470,000	579
TJX Cos., Inc., 2.50%, 5/15/23	380,000	353
Unilever Capital Corp., 2.20%, 3/6/19	1,065,000	1,073
Wal-Mart Stores, Inc., 1.95%, 12/15/18	360,000	359
Wal-Mart Stores, Inc., 2.80%, 4/15/16	300,000	315
Wal-Mart Stores, Inc., 3.25%, 10/25/20	480,000	495
Wal-Mart Stores, Inc., 3.625%, 7/8/20	250,000	265
Wal-Mart Stores, Inc., 4.875%, 7/8/40	415,000	421

Total		17,162

Electric Utilities (1.3%)
Alabama Power Co., 3.95%, 6/1/21	780,000	816
Ameren Corp., 8.875%, 5/15/14	300,000	314
Appalachian Power Co., 4.60%, 3/30/21	390,000	418
Arizona Public Service Co., 5.05%, 9/1/41	355,000	365
Arizona Public Service Co., 8.75%, 3/1/19	95,000	123
Bruce Mansfield Unit, 6.85%, 6/1/34	444,144	469
Carolina Power & Light Co., 2.80%, 5/15/22	535,000	514
Carolina Power & Light Co., 4.10%, 3/15/43	1,035,000	941
Carolina Power & Light Co., 5.15%, 4/1/15	420,000	448
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	448
Commonwealth Edison Co., 4.00%, 8/1/20	410,000	437
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	132
Commonwealth Edison Co., 6.15%, 9/15/17	105,000	123
Connecticut Light & Power Co., 5.65%, 5/1/18	150,000	174
Consumers Energy Co., 3.375%, 8/15/23	225,000	225
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	675,000	680
The Detroit Edison Co., 3.45%, 10/1/20	410,000	428
Dominion Resources, Inc., 1.40%, 9/15/17	705,000	695
DTE Energy Co., 6.375%, 4/15/33	175,000	202
Duke Energy Corp., 6.25%, 6/15/18	40,000	47
Duke Energy Indiana, Inc., 3.75%, 7/15/20	775,000	815
Duke Energy Ohio, Inc., 3.80%, 9/1/23	130,000	133
Entergy Corp., 5.125%, 9/15/20	420,000	437
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,049
Exelon Generation Co. LLC, 4.25%, 6/15/22	705,000	694
Exelon Generation Co. LLC, 6.20%, 10/1/17	535,000	613
FirstEnergy Corp., 4.25%, 3/15/23	355,000	325
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	500,000	506

Balanced Portfolio

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	53,881	54
MidAmerican Energy Co., 2.40%, 3/15/19	725,000	738
Mississippi Power Co., 4.75%, 10/15/41	595,000	555
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	860,000	936
Nevada Power Co., 5.95%, 3/15/16	60,000	67
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	800,000	842
Northeast Utilities, 2.80%, 5/1/23	505,000	466
Northern States Power Co./MN, 2.60%, 5/15/23	700,000	655
NSTAR LLC, 4.50%, 11/15/19	40,000	44
Ohio Edison Co., 6.875%, 7/15/36	145,000	170
Ohio Power Co., 5.375%, 10/1/21	375,000	422
Pacific Gas & Electric Co., 3.50%, 10/1/20	1,175,000	1,187
Pacific Gas & Electric Co., 5.625%, 11/30/17	225,000	258
PacifiCorp., 3.85%, 6/15/21	780,000	819
Peco Energy Co., 1.20%, 10/15/16	725,000	728
Peco Energy Co., 2.375%, 9/15/22	440,000	408
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	228
PPL Capital Funding, Inc., 4.20%, 6/15/22	380,000	378
PPL Capital Funding, Inc., 4.70%, 6/1/43	525,000	469
PPL Energy Supply LLC, 6.50%, 5/1/18	150,000	170
Public Service Co. of Colorado, 2.50%, 3/15/23	345,000	320
Public Service Co. of Colorado, 3.20%, 11/15/20	520,000	531
Public Service Co. of New Mexico, 5.35%, 10/1/21	405,000	434
Public Service Electric & Gas Co., 2.30%, 9/15/18	725,000	737
Public Service Electric & Gas Co., 3.65%, 9/1/42	300,000	258
Puget Sound Energy, Inc., 6.274%, 3/15/37	550,000	666
San Diego Gas & Electric Co., 3.60%, 9/1/23	500,000	511
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	247
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	344
Southern California Edison Co., 3.50%, 10/1/23	630,000	629
Tampa Electric Co., 5.40%, 5/15/21	530,000	608
Union Electric Co., 3.90%, 9/15/42	405,000	360
Union Electric Co., 6.40%, 6/15/17	180,000	210
Union Electric Co., 6.70%, 2/1/19	180,000	217
Virginia Electric & Power Co., 3.45%, 9/1/22	680,000	687
Virginia Electric & Power Co., 5.40%, 4/30/18	55,000	63

Total		28,987

Energy (0.5%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	780,000	907
Apache Corp., 2.625%, 1/15/23	690,000	632
Apache Corp., 4.75%, 4/15/43	370,000	350
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	391,000	442
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	97
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	379
ConocoPhillips, 6.00%, 1/15/20	1,175,000	1,391
Devon Energy Corp., 1.875%, 5/15/17	365,000	366
Devon Energy Corp., 3.25%, 5/15/22	555,000	531
Encana Corp., 3.90%, 11/15/21	475,000	476
Ensco PLC, 4.70%, 3/15/21	585,000	621
EOG Resources, Inc., 4.40%, 6/1/20	245,000	265
Marathon Oil Corp., 6.60%, 10/1/37	140,000	166

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Nabors Industries, Inc., 6.15%, 2/15/18	655,000	737
National Oilwell Varco, Inc., 1.35%, 12/1/17	120,000	118
National Oilwell Varco, Inc., 2.60%, 12/1/22	430,000	399
Noble Energy, Inc., 6.00%, 3/1/41	280,000	315
Occidental Petroleum Corp., 4.125%, 6/1/16	315,000	340
Petrohawk Energy Corp., 6.25%, 6/1/19	695,000	762
Sempra Energy, 2.30%, 4/1/17	635,000	647
Sempra Energy, 6.15%, 6/15/18	250,000	292
Talisman Energy, Inc., 3.75%, 2/1/21	700,000	683
Transocean, Inc., 6.375%, 12/15/21	590,000	656
Weatherford International, Ltd., 5.95%, 4/15/42	375,000	359
Whiting Petroleum Corp., 5.75%, 3/15/21	710,000	730

Total		12,661

Entertainment (0.1%)
Historic TW, Inc., 6.625%, 5/15/29	580,000	660
Historic TW, Inc., 6.875%, 6/15/18	195,000	234
Viacom, Inc., 4.25%, 9/1/23	420,000	418
Viacom, Inc., 5.85%, 9/1/43	355,000	361

Total		1,673

Finance (0.2%)
General Electric Capital Corp., 3.10%, 1/9/23	905,000	846
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,991
General Electric Capital Corp./LJ VP Holdings LLC, 3.80%, 6/18/19 144A	950,000	994
The NASDAQ OMX Group, Inc., 5.55%, 1/15/20	25,000	27

Total		3,858

Food & Beverage (0.6%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	255,000	286
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	985,000	911
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	220,000	253
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,020,000	1,500
Archer-Daniels-Midland Co., 4.479%, 3/1/21	230,000	247
Beam, Inc., 3.25%, 5/15/22	275,000	267
The Coca-Cola Co., 2.50%, 4/1/23	750,000	710
The Coca-Cola Co., 3.15%, 11/15/20	1,485,000	1,528
ConAgra Foods, Inc., 1.90%, 1/25/18	185,000	183
ConAgra Foods, Inc., 4.65%, 1/25/43	205,000	186
Constellation Brands, Inc., 4.25%, 5/1/23	355,000	326
Diageo Capital PLC, 1.125%, 4/29/18	535,000	517
Diageo Capital PLC, 2.625%, 4/29/23	385,000	355
Diageo Capital PLC, 3.875%, 4/29/43	280,000	241
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/18	245,000	293
Heineken NV, 1.40%, 10/1/17 144A	270,000	265
Heineken NV, 2.75%, 4/1/23 144A	400,000	365
Kellogg Co., 3.25%, 5/21/18	235,000	249
Kraft Foods Group, Inc., 2.25%, 6/5/17	180,000	184
Kraft Foods Group, Inc., 5.375%, 2/10/20	230,000	262
Kraft Foods Group, Inc., 6.125%, 8/23/18	303,000	356
Mead Johnson Nutrition Co., 4.90%, 11/1/19	640,000	708
Mondelez International, Inc., 6.125%, 2/1/18	107,000	124
Mondelez International, Inc., 6.50%, 8/11/17	410,000	477
Mondelez International, Inc., 6.50%, 2/9/40	930,000	1,091
PepsiCo, Inc., 3.125%, 11/1/20	300,000	304
PepsiCo, Inc., 7.90%, 11/1/18	80,000	102
Pernod-Ricard SA, 5.75%, 4/7/21 144A	430,000	480
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	580,000	585

Total		13,355

Balanced Portfolio

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies (0.1%)
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23 144A	740,000	740
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	259
Statoil ASA, 2.45%, 1/17/23	1,035,000	946

Total		1,945

Gaming/Leisure/Lodging (0.0%)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 144A	535,000	491

Total		491

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	330,000	340
Express Scripts Holding Co., 3.125%, 5/15/16	155,000	162
Express Scripts Holding Co., 3.50%, 11/15/16	560,000	593
Express Scripts Holding Co., 3.90%, 2/15/22	175,000	177
McKesson Corp., 2.85%, 3/15/23	235,000	222
Medco Health Solutions, Inc., 7.125%, 3/15/18	750,000	904
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	255,000	251

Total		2,649

Insurance (0.5%)
Aetna, Inc., 1.50%, 11/15/17	125,000	123
Aetna, Inc., 2.75%, 11/15/22	225,000	208
American International Group, Inc., 3.375%, 8/15/20	1,315,000	1,316
American International Group, Inc., 4.875%, 6/1/22	955,000	1,024
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	705,000	685
Hartford Financial Services Group, Inc., 4.30%, 4/15/43	730,000	644
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	235,000	236
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	75,000	81
MassMutual Global Funding II, 2.30%, 9/28/15 144A	850,000	875
MetLife, Inc., 4.368%, 9/15/23	300,000	314
Metropolitan Life Global Funding I, 3.65%, 6/14/18 144A	720,000	765
New York Life Global Funding, 2.45%, 7/14/16 144A	780,000	807
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	1,318,500	1,360
Prudential Financial, Inc., 5.375%, 6/21/20	250,000	282
Prudential Financial, Inc., 5.70%, 12/14/36	170,000	183
UnitedHealth Group, Inc., 1.40%, 10/15/17	100,000	99
UnitedHealth Group, Inc., 2.75%, 2/15/23	120,000	112
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	114
UnitedHealth Group, Inc., 3.95%, 10/15/42	50,000	43
UnitedHealth Group, Inc., 4.70%, 2/15/21	400,000	437
WellPoint, Inc., 3.125%, 5/15/22	55,000	52
WellPoint, Inc., 3.30%, 1/15/23	625,000	589
WellPoint, Inc., 3.70%, 8/15/21	25,000	25
WellPoint, Inc., 4.35%, 8/15/20	15,000	16

Total		10,390

Media (0.3%)
Comcast Corp., 2.85%, 1/15/23	950,000	901
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	2,055,000	1,918

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Media continued
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	90,000	90
Discovery Communications LLC, 5.05%, 6/1/20	225,000	249
NBCUniversal Media LLC, 2.875%, 4/1/16	570,000	597
NBCUniversal Media LLC, 6.40%, 4/30/40	180,000	213
News America, Inc., 3.00%, 9/15/22	760,000	712
News America, Inc., 4.00%, 10/1/23 144A	145,000	145
News America, Inc., 5.40%, 10/1/43 144A	240,000	240
News America, Inc., 6.90%, 8/15/39	120,000	140
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,925

Total		7,130

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	265,000	246
Barrick North America Finance LLC, 5.75%, 5/1/43	515,000	432
Barrick North America Finance LLC, 6.80%, 9/15/18	370,000	423
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	475,000	479
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	260,000	233
Goldcorp, Inc., 3.70%, 3/15/23	110,000	100
Newmont Mining Corp., 3.50%, 3/15/22	185,000	162
Newmont Mining Corp., 6.25%, 10/1/39	146,000	135
Plains Exploration & Production Co., 6.125%, 6/15/19	690,000	740
Plains Exploration & Production Co., 6.50%, 11/15/20	225,000	241
Plains Exploration & Production Co., 6.875%, 2/15/23	315,000	338
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	705,000	695
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	600,000	610
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	260
Southern Copper Corp., 5.25%, 11/8/42	710,000	573
Teck Resources, Ltd., 3.00%, 3/1/19	110,000	109
Vale SA, 5.625%, 9/11/42	710,000	619

Total		6,395

Municipal Bonds (0.0%)
Province of Ontario Canada, 2.00%, 9/27/18	720,000	723

Total		723

Oil & Gas (0.4%)
BP Capital Markets PLC, 1.846%, 5/5/17	725,000	731
BP Capital Markets PLC, 2.50%, 11/6/22	1,200,000	1,086
BP Capital Markets PLC, 4.50%, 10/1/20	185,000	200
BP Capital Markets PLC, 4.75%, 3/10/19	1,320,000	1,460
Cenovus Energy, Inc., 4.45%, 9/15/42	700,000	627
Chevron Corp., 1.718%, 6/24/18	355,000	354
Chevron Corp., 2.427%, 6/24/20	170,000	168
Chevron Corp., 3.191%, 6/24/23	535,000	526
Husky Energy, Inc., 3.95%, 4/15/22	590,000	592
Husky Energy, Inc., 7.25%, 12/15/19	80,000	98
Shell International Finance BV, 1.90%, 8/10/18	535,000	537
Shell International Finance BV, 4.30%, 9/22/19	1,580,000	1,744
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	321
Total Capital International SA, 1.50%, 2/17/17	105,000	106

Balanced Portfolio

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
Total Capital SA, 2.125%, 8/10/18	535,000	540
Total Capital SA, 4.45%, 6/24/20	950,000	1,047

Total		10,137

Personal Credit Institutions (0.4%)
Toyota Motor Credit Corp., 0.344%, 1/15/15	10,000,000	10,001

Total		10,001

Pharmaceuticals (0.4%)
AbbVie, Inc., 1.75%, 11/6/17	990,000	982
AbbVie, Inc., 2.90%, 11/6/22	585,000	547
Actavis PLC, 1.875%, 10/1/17	85,000	85
Actavis PLC, 3.25%, 10/1/22	210,000	197
Amgen, Inc., 3.875%, 11/15/21	935,000	948
Bristol-Myers Squibb Co., 2.00%, 8/1/22	710,000	638
Merck & Co., Inc., 2.80%, 5/18/23	355,000	336
Merck & Co., Inc., 3.875%, 1/15/21	590,000	623
Merck & Co., Inc., 5.75%, 11/15/36	30,000	35
Mylan, Inc., 3.125%, 1/15/23 144A	520,000	473
The Novartis Capital Corp., 2.40%, 9/21/22	1,080,000	1,006
Perrigo Co., 2.95%, 5/15/23	605,000	585
Pfizer, Inc., 5.35%, 3/15/15	370,000	395
Roche Holdings, Inc., 6.00%, 3/1/19 144A	351,000	417
Sanofi-Aventis SA, 2.625%, 3/29/16	1,155,000	1,205
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	580,000	537
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	265,000	251
Wyeth LLC, 5.50%, 2/15/16	25,000	28
Wyeth LLC, 5.95%, 4/1/37	630,000	737

Total		10,025

Pipelines (0.4%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	163
Enbridge, Inc., 4.00%, 10/1/23	720,000	721
Energy Transfer Partners LP, 4.15%, 10/1/20	495,000	509
Energy Transfer Partners LP, 4.65%, 6/1/21	285,000	293
Energy Transfer Partners LP, 6.05%, 6/1/41	715,000	718
Energy Transfer Partners LP, 6.70%, 7/1/18	305,000	357
Enterprise Products Operating LLC, 3.20%, 2/1/16	585,000	614
Enterprise Products Operating LLC, 4.85%, 3/15/44	690,000	643
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	795,000	862
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	308
Magellan Midstream Partners LP, 6.55%, 7/15/19	335,000	400
NiSource Finance Corp., 5.80%, 2/1/42	915,000	948
NiSource Finance Corp., 6.125%, 3/1/22	730,000	822
Oneok Partners LP, 5.00%, 9/15/23	365,000	375
Oneok Partners LP, 6.20%, 9/15/43	415,000	427
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	175,000	206
Spectra Energy Partners LP, 4.75%, 3/15/24	830,000	855
Williams Partners LP, 3.35%, 8/15/22	115,000	106
Williams Partners LP, 4.00%, 11/15/21	135,000	133
Williams Partners LP, 4.125%, 11/15/20	54,000	55
Williams Partners LP, 5.25%, 3/15/20	460,000	496

Total		10,011

Real Estate Investment Trusts (0.5%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	385,000	350
AvalonBay Communities, Inc., 2.95%, 9/15/22	205,000	189

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
AvalonBay Communities, Inc., 3.95%, 1/15/21	675,000	693
Boston Properties LP, 3.125%, 9/1/23	175,000	160
Boston Properties LP, 3.80%, 2/1/24	345,000	332
BRE Properties, Inc., 5.20%, 3/15/21	535,000	576
BRE Properties, Inc., 5.50%, 3/15/17	245,000	270
Colonial Realty LP, 6.05%, 9/1/16	360,000	401
Corporate Office Properities LP, 5.25%, 2/15/24	725,000	744
Corporate Office Properties LP, 3.60%, 5/15/23	720,000	653
DDR Corp., 4.75%, 4/15/18	580,000	626
Essex Portfolio LP, 3.625%, 8/15/22	1,050,000	1,005
HCP, Inc., 3.75%, 2/1/16	335,000	353
HCP, Inc., 6.00%, 1/30/17	400,000	450
HCP, Inc., 6.70%, 1/30/18	200,000	233
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	304
Lexington Realty Trust, 4.25%, 6/15/23 144A	1,425,000	1,379
Piedmont Operating Partnership LP, 3.40%, 6/1/23	1,170,000	1,064
Realty Income Corp., 4.65%, 8/1/23	660,000	669
Simon Property Group LP, 3.375%, 3/15/22	650,000	638
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	145,000	146
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	95
Ventas Realty LP/Ventas Capital Corp., 5.70%, 9/30/43	275,000	278
WEA Finance LLC, 7.125%, 4/15/18 144A	360,000	429

Total		12,037

Services (0.1%)
Republic Services, Inc., 5.25%, 11/15/21	425,000	466
Waste Management, Inc., 2.90%, 9/15/22	460,000	429
Waste Management, Inc., 4.60%, 3/1/21	440,000	469

Total		1,364

Technology (0.3%)
Apple, Inc., 1.00%, 5/3/18	565,000	544
Apple, Inc., 2.40%, 5/3/23	390,000	353
Apple, Inc., 3.85%, 5/4/43	385,000	323
Fidelity National Information Services, Inc., 5.00%, 3/15/22	935,000	948
Hewlett-Packard Co., 3.00%, 9/15/16	555,000	573
Hewlett-Packard Co., 4.65%, 12/9/21	355,000	349
International Business Machines Corp., 1.625%, 5/15/20	1,420,000	1,334
International Business Machines Corp., 1.95%, 7/22/16	400,000	412
International Business Machines Corp., 2.00%, 1/5/16	520,000	534
Microsoft Corp., 0.875%, 11/15/17	210,000	206
Microsoft Corp., 3.75%, 5/1/43	535,000	452
Oracle Corp., 2.375%, 1/15/19	890,000	894
Oracle Corp., 2.50%, 10/15/22	565,000	521
Total System Services, Inc., 2.375%, 6/1/18	215,000	210
Total System Services, Inc., 3.75%, 6/1/23	360,000	333

Total		7,986

Telecommunications (0.6%)
America Movil SAB de CV, 2.375%, 9/8/16	430,000	437
America Movil SAB de CV, 5.00%, 3/30/20	1,010,000	1,086
American Tower Corp., 3.40%, 2/15/19	455,000	450
American Tower Corp., 3.50%, 1/31/23	330,000	290
American Tower Corp., 4.70%, 3/15/22	745,000	724
American Tower Corp., 5.00%, 2/15/24	505,000	494
American Tower Corp., 7.00%, 10/15/17	200,000	230
AT&T Corp., 8.00%, 11/15/31	380,000	518
AT&T, Inc., 2.625%, 12/1/22	1,050,000	941

Balanced Portfolio

Investment Grade Segment (11.1%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
AT&T, Inc., 2.95%, 5/15/16	865,000	904
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	550,000	496
CenturyLink, Inc., 5.15%, 6/15/17	465,000	487
CenturyLink, Inc., 5.80%, 3/15/22	355,000	334
Qwest Corp., 6.50%, 6/1/17	595,000	671
Rogers Communications, Inc., 4.10%, 10/1/23	225,000	226
Rogers Communications, Inc., 5.45%, 10/1/43	400,000	396
Telefonica Emisiones SAU, 3.729%, 4/27/15	555,000	571
Verizon Communications, Inc., 2.45%, 11/1/22	710,000	630
Verizon Communications, Inc., 4.50%, 9/15/20	710,000	755
Verizon Communications, Inc., 5.15%, 9/15/23	355,000	380
Verizon Communications, Inc., 6.25%, 4/1/37	400,000	431
Verizon Communications, Inc., 6.35%, 4/1/19	770,000	904
Verizon Communications, Inc., 6.40%, 9/15/33	315,000	350
Verizon Communications, Inc., 6.55%, 9/15/43	1,080,000	1,219

Total		13,924

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	455,000	438
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	375,000	358
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	390,000	404
Canadian National Railway Co., 5.85%, 11/15/17	140,000	161
CSX Corp., 3.70%, 10/30/20	70,000	72
CSX Corp., 4.25%, 6/1/21	200,000	212
CSX Corp., 5.60%, 5/1/17	490,000	548
Norfolk Southern Corp., 2.903%, 2/15/23	789,000	739
Union Pacific Corp., 4.30%, 6/15/42	700,000	657

Total		3,589

Yankee Sovereign (0.3%)
Brazilian Government International Bond, 2.625%, 1/5/23	710,000	623
Chile Government International Bond, 3.625%, 10/30/42	710,000	577
Columbia Government International Bond, 4.00%, 2/26/24	740,000	725
Peruvian Government International Bond, 6.55%, 3/14/37	710,000	840
Philippine Government International Bond, 6.50%, 1/20/20	710,000	834
South Africa Government International Bond, 5.875%, 9/16/25	710,000	746
Turkey Government International Bond, 6.00%, 1/14/41	710,000	685
United Mexican States, 4.75%, 3/8/44	710,000	643
Uruguay Government International Bond, 4.50%, 8/14/24	710,000	721

Total		6,394

Total Investment Grade Segment
(Cost: $254,052)		258,223

	Foreign Bonds (0.0%)	Shares/ Par	Value $ (000’s)

	Governments (0.0%)
(f)	Federative Republic of Brazil, 8.50%, 1/5/24	1,855,000	756

	Total		756

	Total Foreign Bonds
	(Cost: $990)		756

	Governments (15.9%)	Shares/ $ Par

	Governments (15.9%)
	Israel Government AID Bond, 0.00%, 11/15/22	2,600,000	1,951
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	8,160
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	11,692
	US Department of Housing & Urban Development, 6.17%, 8/1/14	2,054,000	2,060
(g)	US Treasury, 0.375%, 6/30/15	182,005,000	182,311
	US Treasury, 0.75%, 3/31/18	6,335,000	6,200
(g)	US Treasury, 1.375%, 6/30/18	59,720,000	59,874
	US Treasury, 1.375%, 9/30/18	33,520,000	33,453
	US Treasury, 2.75%, 11/15/42	6,210,000	5,140
(g)	US Treasury, 2.875%, 5/15/43	9,530,000	8,089
	US Treasury, 4.50%, 2/15/36	24,175,000	27,937
	US Treasury, 5.375%, 2/15/31	17,880,000	22,803

	Total Governments
	(Cost: $368,371)		369,670

	Municipal Bonds (0.9%)

	Municipal Bonds (0.9%)
	American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	1,312,000	1,333
	Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	70,000	85
	Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	1,040,000	1,058
	Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	438
	The City of New York, Series C-1, 5.517%, 10/1/37 GO	590,000	629
	Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	1,185,000	1,219
	Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	1,170,000	1,315
	Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	200,000	212
	Energy Northwest, Series E, 2.197%, 7/1/19 RB	935,000	922
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	5,000	5
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	30,000	29
	Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	1,340,000	1,251
	Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	585,000	718
	Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,622
	Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	203,000	239

Balanced Portfolio

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	415,000	545
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	2,465,000	2,565
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	432,000	465
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	115,000	130
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	930,000	885
State of California, Series A, 4.988%, 4/1/39 GO	790,000	743
State of California, Series 2010, 5.70%, 11/1/21 GO	780,000	889
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	1,315,000	1,395
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	355,000	358
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	820,000	962

Total Municipal Bonds
(Cost: $19,894)		21,012

Structured Products (14.9%)

Structured Products (14.9%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	2,000,000	1,978
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A3, 2.845%, 3/1/26	460,000	443
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	1,010
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.483%, 2/14/43 IO	4,163,462	122
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.239%, 1/25/37	752,027	440
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.269%, 5/25/37	821,715	535
Bears Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694%, 6/11/50	1,000,000	1,126
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	2,200,000	2,199
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	4,000,000	4,030
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	213,180	216
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	2,495,000	2,524
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR, Class A6, 2.50%, 7/25/43	4,953,352	4,862

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,084,655	1,170
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	5,240,000	5,261
Discover Card Master Trust I, Series 2012-B3, Class B3, 0.632%, 5/15/18	500,000	494
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.546%, 2/15/31 IO	10,870,689	178
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.169%, 10/15/30 IO 144A	607,369	5
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	3,486,585	3,373
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.663%, 8/25/20 IO	16,893,481	1,278
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	1,624,077	1,565
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	1,847,511	1,861
Federal Home Loan Mortgage Corp., 2.50%, 11/1/28	1,465,000	1,470
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	360,073	373
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	728,240	753
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	1,066,253	1,103
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	919,912	951
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	1,600,640	1,559
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	10,947,411	10,665
Federal Home Loan Mortgage Corp., 3.00%, 2/1/43	3,255,033	3,171
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	22,699,113	22,113
Federal Home Loan Mortgage Corp., Series K030, Class A2, 3.25%, 4/25/23	1,805,000	1,798
Federal Home Loan Mortgage Corp., 3.32%, 2/25/23	2,090,000	2,097
Federal Home Loan Mortgage Corp., 3.50%, 10/1/25	165,672	174
Federal Home Loan Mortgage Corp., 3.50%, 11/1/25	138,678	146
Federal Home Loan Mortgage Corp., 3.50%, 12/1/25	899,327	947
Federal Home Loan Mortgage Corp., 3.50%, 1/1/26	41,693	44
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	764,527	805

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.50%, 3/1/26	38,367	40
Federal Home Loan Mortgage Corp., 3.50%, 5/1/26	289,391	305
Federal Home Loan Mortgage Corp., 3.50%, 6/1/26	570,132	601
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	1,409,991	1,485
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	34,400	36
Federal Home Loan Mortgage Corp., 3.50%, 2/1/42	1,780,489	1,809
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	1,704,054	1,731
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	1,007,146	1,023
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	3,388,520	3,442
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	9,207,665	9,353
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	298,536	316
Federal Home Loan Mortgage Corp., 4.00%, 7/1/24	1,580,402	1,673
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	1,497,987	1,586
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	465,664	493
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	687,817	729
Federal Home Loan Mortgage Corp., 4.00%, 12/1/26	206,152	218
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	986,832	1,032
Federal Home Loan Mortgage Corp., 4.00%, 11/1/40	354,521	371
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	9,226,049	9,647
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	9,492,007	9,929
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	125,715	131
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	6,236,917	6,521
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	872,028	912
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	273,514	286
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	1,357,989	1,420
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	466,835	488
Federal Home Loan Mortgage Corp., 4.00%, 3/1/42	273,599	286
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	544,340	588

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	48,258	49
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	644,814	652
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	361,202	384
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	1,122,425	1,202
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	2,176,916	2,327
Federal Home Loan Mortgage Corp., 4.50%, 3/1/41	226,380	241
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	14,999,582	15,971
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	249,614	266
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	872,822	941
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	5,973,816	6,554
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	3,920,209	4,251
Federal Home Loan Mortgage Corp., 5.00%, 8/1/39	327,619	356
Federal Home Loan Mortgage Corp., 5.00%, 2/1/41	575,745	628
Federal Home Loan Mortgage Corp., 5.00%, 3/1/41	209,469	226
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	977,608	1,059
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	4,964,890	5,382
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	4,263,277	4,590
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	230,379	247
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	553,098	592
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	107,898	116
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	768,100	821
Federal Home Loan Mortgage Corp., 5.50%, 6/1/33	41,826	45
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	792,095	857
Federal Home Loan Mortgage Corp., 5.50%, 1/1/37	1,614,416	1,746
Federal Home Loan Mortgage Corp., 5.50%, 4/1/38	546,593	591
Federal Home Loan Mortgage Corp., 5.50%, 8/1/38	268,001	290
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	607,995	673

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.00%, 11/1/39	656,039	714
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	50,381	58
Federal Home Loan Mortgage Corp. TBA, 3.50%, 11/1/42	10,545,000	10,669
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	153,438	146
Federal National Mortgage Association, , , 1.75%, 3/25/28	951,274	903
Federal National Mortgage Association, 2.00%, 10/1/28	350,000	341
Federal National Mortgage Association, 2.50%, 8/1/28	2,681,486	2,702
Federal National Mortgage Association, 2.96%, 5/1/22	320,000	318
Federal National Mortgage Association, 3.00%, 10/1/26	68,647	71
Federal National Mortgage Association, 3.00%, 3/1/27	1,048,393	1,086
Federal National Mortgage Association, 3.00%, 6/1/27	1,729,494	1,793
Federal National Mortgage Association, 3.50%, 9/1/23	315,000	318
Federal National Mortgage Association, 3.50%, 4/1/26	764,046	807
Federal National Mortgage Association, 3.50%, 10/1/42	3,267,689	3,329
Federal National Mortgage Association, 3.50%, 5/1/43	4,580,718	4,668
Federal National Mortgage Association, 3.53%, 9/1/23	380,000	383
Federal National Mortgage Association, 3.61%, 9/1/23	160,000	160
Federal National Mortgage Association, 3.67%, 8/1/23	52,949	54
Federal National Mortgage Association, 3.73%, 8/1/23	264,733	274
Federal National Mortgage Association, 4.00%, 12/1/41	687,674	722
Federal National Mortgage Association, 4.50%, 6/1/19	3,197,836	3,476
Federal National Mortgage Association, 4.50%, 12/1/19	295,341	321
Federal National Mortgage Association, 4.50%, 11/1/40	2,619,124	2,804
Federal National Mortgage Association, 4.50%, 1/1/41	2,246,296	2,404
Federal National Mortgage Association, 4.50%, 2/1/41	3,630,067	3,882
Federal National Mortgage Association, 4.50%, 3/1/41	324,216	347
Federal National Mortgage Association, 4.50%, 4/1/41	340,941	364
Federal National Mortgage Association, 4.50%, 5/1/41	12,506,487	13,374

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 3/1/20	1,109,272	1,199
Federal National Mortgage Association, 5.00%, 5/1/20	1,647,708	1,771
Federal National Mortgage Association, 5.00%, 5/1/38	1,654,041	1,791
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	1,321,315	1,324
Federal National Mortgage Association, 5.50%, 4/1/21	510,627	553
Federal National Mortgage Association, 5.50%, 3/1/35	3,221,549	3,541
Federal National Mortgage Association, 5.50%, 9/1/35	3,840,447	4,218
Federal National Mortgage Association, 5.50%, 11/1/35	4,547,753	4,991
Federal National Mortgage Association, 5.50%, 11/1/37	2,927,402	3,242
Federal National Mortgage Association, 6.00%, 5/1/35	89,817	99
Federal National Mortgage Association, 6.00%, 6/1/35	191,934	209
Federal National Mortgage Association, 6.00%, 7/1/35	2,015,047	2,233
Federal National Mortgage Association, 6.00%, 10/1/35	447,236	490
Federal National Mortgage Association, 6.00%, 11/1/35	2,416,111	2,673
Federal National Mortgage Association, 6.00%, 9/1/36	767,467	848
Federal National Mortgage Association, 6.00%, 12/1/37	1,372,708	1,498
Federal National Mortgage Association, 6.00%, 3/1/38	403,195	441
Federal National Mortgage Association, 6.00%, 10/1/38	278,894	304
Federal National Mortgage Association, 6.00%, 4/1/40	1,088,927	1,188
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	3,465,428	3,893
Federal National Mortgage Association, 6.50%, 7/1/37	2,253,981	2,491
Federal National Mortgage Association, 6.75%, 4/25/18	259,922	269
Federal National Mortgage Association TBA, 3.50%, 11/1/42	18,455,000	18,726
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	845,000	852
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	4,401,638	4,487
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	4,200,000	4,239

Balanced Portfolio

Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Golden Credit Card Trust, Series 2012-5A, Class A, 0.79%, 9/15/17 144A	460,000	460
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	3,070,000	3,112
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	500,000	540
Government National Mortgage Association, 5.00%, 7/15/33	693,206	761
Government National Mortgage Association, 5.50%, 1/15/32	53,883	59
Government National Mortgage Association, 5.50%, 2/15/32	453,471	499
Government National Mortgage Association, 5.50%, 9/15/32	12,871	14
GS Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	1,627,281	1,578
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	480,000	480
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	740,000	743
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	1,000,000	1,004
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	399,880	430
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 6.078%, 2/12/51	1,780,000	2,003
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,975,000	2,182
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A3, 1.06%, 11/15/17	2,500,000	2,510
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	178,417	186
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	185,445	194
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.249%, 1/25/37	1,827,021	791
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	2,215,000	2,493
Nissan Auto Lease, Series 2013-A, Class A3, 0.61%, 4/15/16	450,000	449

	Structured Products (14.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	1,870,375	1,993
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	83,646	86
	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	1,404,872	1,309
	Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	842,203	838
	Toyota Auto Receivables Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	1,500,000	1,514
	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM, 5.466%, 1/15/45	4,000,000	4,336
	Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.623%, 12/25/34	390,396	395
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	167,282	169

	Total Structured Products
	(Cost: $338,207)		345,533

	Below Investment Grade Segment (6.8%)

	Aerospace & Defense (0.1%)
	Bombardier, Inc., 5.75%, 3/15/22 144A	150,000	149
	Bombardier, Inc., 6.125%, 1/15/23 144A	155,000	155
	Bombardier, Inc., 7.75%, 3/15/20 144A	230,000	260
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	455,000	489
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	265,000	285
	Triumph Group, Inc., 4.875%, 4/1/21	195,000	188
	Triumph Group, Inc., 8.625%, 7/15/18	290,000	315

	Total		1,841

	Autos & Vehicle Parts (0.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	160,000	171
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	295,000	304
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	145,000	160
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	245,000	274
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	290,000	309
(d)	Exide Technologies, 8.625%, 2/1/18	155,000	112
	General Motors Financial Co., Inc., 2.75%, 5/15/16 144A	620,000	618
	General Motors Financial Co., Inc., 3.25%, 5/15/18 144A	250,000	243
	General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	340,000	352
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	390,000	397
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	365,000	408
	Jaguar Land Rover Automotive PLC, 7.75%, 5/15/18 144A	165,000	178

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts continued
	Meritor, Inc., 6.75%, 6/15/21	145,000	144
	Navistar International Corp., 8.25%, 11/1/21	380,000	385
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	195,000	189
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	190,000	199
	Visteon Corp., 6.75%, 4/15/19	189,000	201

	Total		4,644

	Banking (0.1%)
	Ally Financial, Inc., 5.50%, 2/15/17	470,000	493
	Ally Financial, Inc., 7.50%, 9/15/20	380,000	427
	Ally Financial, Inc., 8.00%, 3/15/20	370,000	426
	E*TRADE Financial Corp., 6.00%, 11/15/17	400,000	421
	E*TRADE Financial Corp., 6.375%, 11/15/19	200,000	213
	E*TRADE Financial Corp., 6.75%, 6/1/16	355,000	378
	JPMorgan Chase & Co., 7.90%, 4/29/49	275,000	298
	KCG Holdings, Inc., 8.25%, 6/15/18 144A	270,000	266
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	200,000	202
(d)(n)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	-
(d)(n)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	-

	Total		3,124

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	220,000	235
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	205,000	217
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	140,000	134
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	125,000	132
	Ball Corp., 4.00%, 11/15/23	710,000	637
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	310,000	324
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	125,000	130
	Cascades, Inc., 7.875%, 1/15/20	100,000	106
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	945,000	865
	Graphic Packaging International, Inc., 4.75%, 4/15/21	195,000	189
	Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	190,000	192
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	600,000	602
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	515,000	550
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	415,000	441
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	170,000	171
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	385,000	404
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	475,000	515
	Sealed Air Corp., 6.50%, 12/1/20 144A	120,000	126
	Sealed Air Corp., 8.125%, 9/15/19 144A	215,000	240
	Sealed Air Corp., 8.375%, 9/15/21 144A	275,000	312
	Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	205,000	68

	Total		6,590

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Builders & Building Materials (0.1%)
	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	140,000	141
	Building Materials Corp. of America, 6.75%, 5/1/21 144A	255,000	274
	Cemex SAB de CV, 5.875%, 3/25/19 144A	100,000	96
	Cemex SAB de CV, 6.50%, 12/10/19 144A	380,000	374
	KB Home, 7.25%, 6/15/18	290,000	312
	KB Home, 9.10%, 9/15/17	120,000	138
	USG Corp., 7.875%, 3/30/20 144A	225,000	244
	Vulcan Materials Co., 6.40%, 11/30/17	300,000	327

	Total		1,906

	Capital Goods (0.0%)
	Case New Holland, Inc., 7.875%, 12/1/17	205,000	238
	CNH Capital LLC, 3.875%, 11/1/15	100,000	103
	CNH Capital LLC, 6.25%, 11/1/16	130,000	143
	Terex Corp., 6.00%, 5/15/21	200,000	202
	United Rentals North America, Inc., 5.75%, 7/15/18	115,000	121
	United Rentals North America, Inc., 7.375%, 5/15/20	160,000	173

	Total		980

	Chemicals (0.2%)
	Celanese US Holdings LLC, 4.625%, 11/15/22	620,000	594
	Hexion US Finance Corp., 6.625%, 4/15/20	650,000	650
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	555,000	574
	Huntsman International LLC, 4.875%, 11/15/20	455,000	431
	Ineos Finance PLC, 7.50%, 5/1/20 144A	160,000	172
	Ineos Finance PLC, 8.375%, 2/15/19 144A	580,000	639
	Ineos Group Holdings SA, 6.125%, 8/15/18 144A	135,000	132
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	675,000	678
	Tronox Finance, 6.375%, 8/15/20	295,000	292
	US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	80,000	84

	Total		4,246

	Conglomerate & Diversified Manufacturing (0.0%)
	Renaissance Acquisition Corp., 6.875%, 8/15/21 144A	115,000	114
	Rexel SA, 5.25%, 6/15/20 144A	260,000	254
	SPX Corp., 6.875%, 9/1/17	295,000	327

	Total		695

	Consumer Products & Retailing (0.2%)
(c)	Alphabet Holding Co., 7.75%, 11/1/17	105,000	108
	AutoNation, Inc., 5.50%, 2/1/20	165,000	172
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	225,000	228
	First Quality Finance Co., 4.625%, 5/15/21 144A	255,000	232
	Hanesbrands, Inc., 6.375%, 12/15/20	250,000	269
	Levi Strauss & Co., 6.875%, 5/1/22	225,000	239
	Levi Strauss & Co., 7.625%, 5/15/20	240,000	259
	Limited Brands, Inc., 5.625%, 2/15/22	1,010,000	1,035
	Limited Brands, Inc., 8.50%, 6/15/19	110,000	131
	Rent-A-Center, Inc., 4.75%, 5/1/21 144A	80,000	75
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	295,000	284
	Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/22	20,000	20

Balanced Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	255,000	279
SUPERVALU, Inc., 6.75%, 6/1/21 144A	260,000	247
SUPERVALU, Inc., 8.00%, 5/1/16	230,000	252
Titan Machinery, Inc., 3.75%, 5/1/19	150,000	133
Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	750,000	759
Toys R US Property Co. II LLC, 8.50%, 12/1/17	130,000	136

Total		4,858

Electric Utilities (0.1%)
The AES Corp., 7.75%, 10/15/15	160,000	177
The AES Corp., 8.00%, 10/15/17	640,000	736
The AES Corp., 8.00%, 6/1/20	100,000	114
Calpine Corp., 7.50%, 2/15/21 144A	223,000	237
Calpine Corp., 7.875%, 7/31/20 144A	410,000	442
GenOn Americas Generation LLC, 8.50%, 10/1/21	200,000	212
NRG Energy, Inc., 7.625%, 1/15/18	415,000	460
NRG Energy, Inc., 7.625%, 5/15/19	330,000	348
NRG Energy, Inc., 8.25%, 9/1/20	35,000	38
NV Energy, Inc., 6.25%, 11/15/20	340,000	396

Total		3,160

Energy (1.0%)
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	110,000	117
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	330,000	342
Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	95,000	97
Atwood Oceanics, Inc., 6.50%, 2/1/20	90,000	94
Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	100,000	100
Bill Barrett Corp., 7.00%, 10/15/22	190,000	184
Bill Barrett Corp., 7.625%, 10/1/19	405,000	413
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	80,000	81
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	155,000	164
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	260,000	283
Chesapeake Energy Corp., 5.375%, 6/15/21	390,000	389
Chesapeake Energy Corp., 6.125%, 2/15/21	475,000	493
Chesapeake Energy Corp., 6.875%, 11/15/20	325,000	351
Chesapeake Energy Corp., 7.25%, 12/15/18	170,000	193
Chesapeake Energy Corp., 9.50%, 2/15/15	305,000	336
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	225,000	229
Cimarex Energy Co., 5.875%, 5/1/22	380,000	384
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	353,000	371
Comstock Resources, Inc., 7.75%, 4/1/19	260,000	269
Comstock Resources, Inc., 9.50%, 6/15/20	205,000	223
Concho Resources, Inc., 5.50%, 4/1/23	240,000	237
Concho Resources, Inc., 7.00%, 1/15/21	135,000	148
Denbury Resources, Inc., 4.625%, 7/15/23	720,000	659
Denbury Resources, Inc., 8.25%, 2/15/20	228,000	250
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 144A	285,000	281
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	290,000	326
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	109
Exterran Holdings, Inc., 7.25%, 12/1/18	330,000	349
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	195,000	189
Forest Oil Corp., 7.25%, 6/15/19	495,000	495

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Forest Oil Corp., 7.50%, 9/15/20	215,000	214
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	190,000	191
Halcon Resources Corp., 8.875%, 5/15/21	235,000	241
Halcon Resources Corp., 9.75%, 7/15/20	255,000	270
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	115,000	115
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	210,000	223
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	120,000	128
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	215,000	232
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	260,000	249
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	135,000	136
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	145,000	142
Kodiak Oil & Gas Corp., 5.50%, 2/1/22 144A	185,000	180
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	355,000	388
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	195,000	182
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	570,000	547
Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19 144A	275,000	259
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	190,000	191
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	315,000	326
MEG Energy Corp., 6.375%, 1/30/23 144A	300,000	294
Midstates Petroleum Co., 9.25%, 6/1/21 144A	580,000	573
Northern Oil and Gas, Inc., 8.00%, 6/1/20	95,000	95
Oasis Petroleum, Inc., 6.50%, 11/1/21	480,000	506
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	245,000	259
Offshore Group Investment, Ltd., 7.50%, 11/1/19	525,000	553
Oil States International, Inc., 5.125%, 1/15/23 144A	135,000	148
Oil States International, Inc., 6.50%, 6/1/19	165,000	175
Pacific Drilling SA, 5.375%, 6/1/20 144A	260,000	254
Pacific Drilling V, Ltd., 7.25%, 12/1/17 144A	410,000	441
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	300,000	326
QEP Resources, Inc., 5.25%, 5/1/23	205,000	191
QEP Resources, Inc., 6.875%, 3/1/21	240,000	255
Range Resources Corp., 5.75%, 6/1/21	195,000	205
Rosetta Resources, Inc., 9.50%, 4/15/18	290,000	312
Samson Investment Co., 10.00%, 2/15/20 144A	920,000	975
Sanchez Energy Corp., 7.75%, 6/15/21 144A	740,000	722
SandRidge Energy, Inc., 7.50%, 3/15/21	435,000	439
SandRidge Energy, Inc., 7.50%, 2/15/23	200,000	198
SESI LLC, 6.375%, 5/1/19	265,000	280
SM Energy Co., 6.50%, 11/15/21	225,000	234
SM Energy Co., 6.50%, 1/1/23	135,000	138
SM Energy Co., 6.625%, 2/15/19	230,000	239
Swift Energy Co., 7.875%, 3/1/22	105,000	103
Swift Energy Co., 8.875%, 1/15/20	235,000	242
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	405,000	427
Unit Corp., 6.625%, 5/15/21	240,000	246
Venoco, Inc., 8.875%, 2/15/19	130,000	131
W&T Offshore, Inc., 8.50%, 6/15/19	505,000	535
Whiting Petroleum Corp., 5.00%, 3/15/19	1,200,000	1,203
Whiting Petroleum Corp., 5.75%, 3/15/21 144A	190,000	194
WPX Energy, Inc., 5.25%, 1/15/17	555,000	586

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	WPX Energy, Inc., 6.00%, 1/15/22	270,000	274

	Total		24,123

	Entertainment (0.1%)
	Activision Blizzard, Inc., 5.625%, 9/15/21 144A	720,000	721
	AMC Entertainment, Inc., 8.75%, 6/1/19	555,000	597
	AMC Entertainment, Inc., 9.75%, 12/1/20	110,000	125
	DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	30,000	31
	Speedway Motorsports, Inc., 6.75%, 2/1/19	305,000	324
	WMG Acquisition Corp., 6.00%, 1/15/21 144A	77,000	80
	WMG Acquisition Corp., 11.50%, 10/1/18	285,000	328

	Total		2,206

	Finance (0.3%)
	AerCap Aviation Solutions BV, 6.375%, 5/30/17	275,000	291
	Air Lease Corp., 6.125%, 4/1/17	305,000	325
	Aircastle, Ltd., 6.25%, 12/1/19	140,000	148
	Aircastle, Ltd., 6.75%, 4/15/17	215,000	230
	Aircastle, Ltd., 7.625%, 4/15/20	115,000	127
	Aviation Capital Group Corp., 4.625%, 1/31/18 144A	195,000	194
	AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	64,600	67
	Cash America International, Inc., 5.75%, 5/15/18 144A	255,000	247
	CIT Group, Inc., 5.00%, 5/15/17	225,000	237
	CIT Group, Inc., 5.00%, 8/15/22	300,000	293
	CIT Group, Inc., 5.25%, 3/15/18	755,000	791
	CIT Group, Inc., 5.375%, 5/15/20	305,000	316
	CIT Group, Inc., 5.50%, 2/15/19 144A	250,000	262
	FTI Consulting, Inc., 6.00%, 11/15/22	160,000	159
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20 144A	225,000	225
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	385,000	397
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	150,000	157
	International Lease Finance Corp., 5.75%, 5/15/16	235,000	249
	International Lease Finance Corp., 7.125%, 9/1/18 144A	185,000	207
	International Lease Finance Corp., 8.75%, 3/15/17	285,000	327
	iStar Financial, Inc., 3.875%, 7/1/16	95,000	95
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	127
	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	180,000	181
	PHH Corp., 6.375%, 8/15/21	380,000	368
	Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	135,000	136
	SLM Corp., 5.50%, 1/15/19	255,000	252
	SLM Corp., 6.00%, 1/25/17	365,000	387
	SLM Corp., 8.00%, 3/25/20	260,000	281
	SLM Corp., 8.45%, 6/15/18	195,000	220
	Springleaf Finance Corp., 6.00%, 6/1/20 144A	385,000	370

	Total		7,666

	Food & Beverage (0.1%)
	ARAMARK Corp., 5.75%, 3/15/20 144A	295,000	298
	Constellation Brands, Inc., 6.00%, 5/1/22	90,000	96
	Constellation Brands, Inc., 7.25%, 9/1/16	165,000	188
	Cott Beverages, Inc., 8.125%, 9/1/18	160,000	173
	Dean Foods Co., 7.00%, 6/1/16	160,000	176
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	135,000	137

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	420,000	419
Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	330,000	336
Pilgrim’s Pride Corp., 7.875%, 12/15/18	400,000	435
Post Holdings, Inc., 7.375%, 2/15/22 144A	55,000	58
Post Holdings, Inc., 7.375%, 2/15/22	55,000	58
Smithfield Foods, Inc., 6.625%, 8/15/22	270,000	278
Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	190,000	195
Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	95,000	96
TreeHouse Foods, Inc., 7.75%, 3/1/18	345,000	365

Total		3,308

Foreign Agencies (0.1%)
CITGO Petroleum Corp., 11.50%, 7/1/17 144A	270,000	296
Eksportfinans ASA, 2.00%, 9/15/15	2,000,000	1,950

Total		2,246

Gaming/Leisure/Lodging (0.2%)
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	465,000	428
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	360,000	365
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	85,000	53
MGM Resorts International, 6.75%, 10/1/20	210,000	221
MGM Resorts International, 7.625%, 1/15/17	590,000	659
MGM Resorts International, 7.75%, 3/15/22	225,000	244
MGM Resorts International, 8.625%, 2/1/19	360,000	414
NCL Corp., Ltd., 5.00%, 2/15/18 144A	100,000	100
Penn National Gaming, Inc., 8.75%, 8/15/19	265,000	290
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	115,000	108
Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	140,000	136
Scientific Games International, Inc., 6.25%, 9/1/20	345,000	348
Scientific Games International, Inc., 9.25%, 6/15/19	165,000	178
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	265,000	254
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	495,000	525
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	110,000	121

Total		4,444

Healthcare (0.4%)
Biomet, Inc., 6.50%, 8/1/20	285,000	294
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	200,000	204
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	300,000	303
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	390,000	409
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	635,000	662
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	665,000	682
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	65,000	71
HCA Holdings, Inc., 6.25%, 2/15/21	160,000	163
HCA Holdings, Inc., 7.75%, 5/15/21	240,000	255
HCA, Inc., 5.875%, 3/15/22	770,000	791
HCA, Inc., 6.50%, 2/15/20	455,000	493
HCA, Inc., 7.25%, 9/15/20	510,000	555
HCA, Inc., 7.875%, 2/15/20	130,000	140
HCA, Inc., 8.00%, 10/1/18	190,000	219

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Healthcare continued
	HCA, Inc., 8.50%, 4/15/19	325,000	349
	Health Management Associates, Inc., 6.125%, 4/15/16	560,000	612
	Health Management Associates, Inc., 7.375%, 1/15/20	150,000	164
(c)	Healthcare Technology Intermediate, 7.375%, 9/1/18 144A	130,000	133
	Hologic, Inc., 6.25%, 8/1/20	80,000	83
	Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	305,000	319
	Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	375,000	394
	Tenet Healthcare Corp., 4.375%, 10/1/21 144A	1,590,000	1,467
	Tenet Healthcare Corp., 4.50%, 4/1/21	200,000	188
	Tenet Healthcare Corp., 6.00%, 10/1/20 144A	190,000	194
	Tenet Healthcare Corp., 6.25%, 11/1/18	405,000	432
	Tenet Healthcare Corp., 8.125%, 4/1/22 144A	285,000	297

	Total		9,873

	Insurance (0.0%)
	Centene Corp., 5.75%, 6/1/17	440,000	464
	Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	380,000	381

	Total		845

	Media (0.7%)
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	515,000	494
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	150,000	152
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	225,000	238
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	280,000	302
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	290,000	273
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	405,000	413
	Coinstar, Inc., 6.00%, 3/15/19 144A	420,000	410
	CSC Holdings LLC, 6.75%, 11/15/21	635,000	679
	CSC Holdings LLC, 7.625%, 7/15/18	170,000	195
	CSC Holdings LLC, 7.875%, 2/15/18	105,000	120
	CSC Holdings LLC, 8.625%, 2/15/19	300,000	348
(c)	Dex One Corp., 14.00%, 1/29/17	397,304	262
	DISH DBS Corp., 4.25%, 4/1/18	585,000	586
	DISH DBS Corp., 5.00%, 3/15/23	265,000	246
	DISH DBS Corp., 5.125%, 5/1/20	390,000	386
	DISH DBS Corp., 5.875%, 7/15/22	265,000	261
	DISH DBS Corp., 6.75%, 6/1/21	520,000	547
	DISH DBS Corp., 7.875%, 9/1/19	485,000	553
	Gannett Co., 5.125%, 10/15/19 144A	190,000	189
	Gannett Co., 5.125%, 7/15/20 144A	235,000	230
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	375,000	397
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	165,000	178
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	115,000	120
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	360,000	385
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	295,000	315
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	500,000	544
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	195,000	202
	LIN Television Corp., 6.375%, 1/15/21	210,000	210

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Lynx I Corp., 5.375%, 4/15/21 144A	330,000	322
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	435,000	475
	Netflix, Inc., 5.375%, 2/1/21 144A	160,000	159
	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 144A	95,000	97
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	290,000	315
	R.R. Donnelley & Sons Co., 7.00%, 2/15/22	95,000	95
	RR Donnelley & Sons Co., 7.875%, 3/15/21	155,000	166
	Sinclair Television Group, Inc., 5.375%, 4/1/21	325,000	309
	Sinclair Television Group, Inc., 6.125%, 10/1/22	220,000	218
	Sinclair Television Group, Inc., 6.375%, 11/1/21 144A	130,000	131
	Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	155,000	145
	Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	130,000	119
	Sirius XM Radio, Inc., 5.75%, 8/1/21 144A	250,000	249
	Sirius XM Radio, Inc., 5.875%, 10/1/20 144A	285,000	287
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	255,000	252
	Univision Communications, Inc., 6.75%, 9/15/22 144A	255,000	269
	Univision Communications, Inc., 7.875%, 11/1/20 144A	725,000	793
	UPCB Finance III, Ltd., 6.625%, 7/1/20 144A	360,000	382
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	505,000	550
	Videotron, Ltd., 5.00%, 7/15/22	750,000	713
	Virgin Media Finance PLC, 8.375%, 10/15/19	74,000	80

	Total		15,361

	Metals & Mining (0.5%)
	AK Steel Corp., 7.625%, 5/15/20	125,000	105
	AK Steel Corp., 8.75%, 12/1/18	300,000	327
	Aleris International, Inc., 7.625%, 2/15/18	220,000	230
	Aleris International, Inc., 7.875%, 11/1/20	210,000	217
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	450,000	376
	ArcelorMittal, 5.75%, 8/5/20	235,000	241
	ArcelorMittal, 6.125%, 6/1/18	665,000	705
	ArcelorMittal, 6.75%, 2/25/22	405,000	426
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	315,000	331
	CONSOL Energy, Inc., 8.00%, 4/1/17	300,000	319
	CONSOL Energy, Inc., 8.25%, 4/1/20	415,000	445
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	225,000	231
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	165,000	172
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	405,000	417
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	320,000	345
	GrafTech International, Ltd., 6.375%, 11/15/20	120,000	121
	HudBay Minerals, Inc., 9.50%, 10/1/20	145,000	145
	Inmet Mining Corp., 7.50%, 6/1/21 144A	80,000	82
	Molycorp, Inc., 6.00%, 9/1/17	310,000	244
	Molycorp, Inc., 10.00%, 6/1/20	305,000	304
	New Gold, Inc., 6.25%, 11/15/22 144A	240,000	233
(d)	Patriot Coal Corp., 8.25%, 4/30/18	150,000	76
	Peabody Energy Corp., 4.75%, 12/15/41	815,000	654
	Peabody Energy Corp., 6.00%, 11/15/18	305,000	304
	Peabody Energy Corp., 6.25%, 11/15/21	575,000	558

Balanced Portfolio

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Peabody Energy Corp., 6.50%, 9/15/20	305,000	300
	Plains Exploration & Production Co., 6.75%, 2/1/22	395,000	423
	Plains Exploration & Production Co., 7.625%, 4/1/20	255,000	279
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	245,000	253
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	100,000	100
	Severstal Columbus LLC, 10.25%, 2/15/18	185,000	197
	Steel Dynamics, Inc., 6.125%, 8/15/19	135,000	141
	Steel Dynamics, Inc., 6.375%, 8/15/22	135,000	140
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	385,000	340
	Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	150,000	154
	United States Steel Corp., 7.375%, 4/1/20	220,000	225
	Vedanta Resources PLC, 6.00%, 1/31/19 144A	220,000	209

	Total		10,369

	Oil & Gas (0.1%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	140,000	140
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	590,000	611
	Tesoro Corp., 4.25%, 10/1/17	140,000	143
	Tesoro Corp., 5.375%, 10/1/22	140,000	134
	Western Refining, Inc., 6.25%, 4/1/21	162,000	159

	Total		1,187

	Other Holdings (0.0%)
(n),*	General Motors Co. Escrow, 7.20%, 1/15/13	200,000	-
(n),*	General Motors Co. Escrow, 8.375%, 7/15/33	1,090,000	-

	Total		-

	Pharmaceuticals (0.2%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	365,000	377
	Endo Health Solutions, Inc., 7.00%, 7/15/19	90,000	93
	Endo Health Solutions, Inc., 7.25%, 1/15/22	160,000	165
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	200,000	207
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	735,000	785
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	1,040,000	1,100
	VPI Escrow Corp., 6.375%, 10/15/20 144A	135,000	140
	VPII Escrow Corp., 6.75%, 8/15/18 144A	378,000	404
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	115,000	125

	Total		3,396

	Pipelines (0.5%)
	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	175,000	180
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	270,000	275
	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	505,000	537
	El Paso LLC, 7.00%, 6/15/17	515,000	574
	El Paso LLC, 7.25%, 6/1/18	515,000	578
	El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	280,000	243
	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	1,535,000	1,629
	Energy Transfer Equity LP, 7.50%, 10/15/20	355,000	380
	Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	235,000	230

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Gibson Energy, Inc., 6.75%, 7/15/21 144A	40,000	41
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	185,000	193
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	160,000	159
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	910,000	987
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	218,000	229
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	145,000	157
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21 144A	95,000	90
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	340,000	354
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23 144A	155,000	140
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	1,645,000	1,653
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	390,000	382
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 144A	295,000	283
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	890,000	805
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	124,000	129
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	145,000	145
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	225,000	226

Total		10,599

Real Estate Investment Trusts (0.0%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	250,000	253
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	235,000	247
Pennymac Corp., 5.375%, 5/1/20 144A	305,000	291

Total		791

Services (0.1%)
The ADT Corp., 6.25%, 10/15/21 144A	150,000	152
Clean Harbors, Inc., 5.125%, 6/1/21	100,000	97
Clean Harbors, Inc., 5.25%, 8/1/20	190,000	188
The Geo Group, Inc., 5.875%, 1/15/22 144A	190,000	188
The Geo Group, Inc., 6.625%, 2/15/21	220,000	231
Mobile Mini, Inc., 7.875%, 12/1/20	485,000	527
QVC, Inc., 5.125%, 7/2/22	105,000	103
QVC, Inc., 7.375%, 10/15/20 144A	195,000	212
Service Corp. International, 4.50%, 11/15/20	120,000	114
Service Corp. International, 7.00%, 5/15/19	205,000	218
Service Corp. International, 8.00%, 11/15/21	110,000	125

Total		2,155

Technology (0.4%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	95,000	97
Amkor Technology, Inc., 6.375%, 10/1/22	165,000	158
Amkor Technology, Inc., 6.625%, 6/1/21	280,000	272
Audatex North America, Inc., 6.00%, 6/15/21 144A	435,000	444
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	285,000	296
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	502,000	487
Equinix, Inc., 4.875%, 4/1/20	180,000	175

Balanced Portfolio

Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

Technology continued
Equinix, Inc., 5.375%, 4/1/23	530,000	501
Equinix, Inc., 7.00%, 7/15/21	245,000	261
First Data Corp., 6.75%, 11/1/20 144A	305,000	316
First Data Corp., 7.375%, 6/15/19 144A	400,000	421
First Data Corp., 8.25%, 1/15/21 144A	170,000	175
First Data Corp., 11.75%, 8/15/21 144A	530,000	511
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	520,000	495
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	155,000	169
Iron Mountain, Inc., 7.75%, 10/1/19	255,000	280
Iron Mountain, Inc., 8.375%, 8/15/21	28,000	30
JDS Uniphase Corp., 0.625%, 8/15/33 144A	275,000	294
NCR Corp., 4.625%, 2/15/21	580,000	544
NCR Corp., 5.00%, 7/15/22	85,000	79
Seagate HDD Cayman, 4.75%, 6/1/23 144A	1,420,000	1,367
SunGard Data Systems, Inc., 7.375%, 11/15/18	380,000	403
SunGard Data Systems, Inc., 7.625%, 11/15/20	240,000	257
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	290,000	322

Total		8,354

Telecommunications (0.8%)
CenturyLink, Inc., 5.625%, 4/1/20	450,000	439
CenturyLink, Inc., 6.45%, 6/15/21	1,385,000	1,378
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	195,000	216
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	195,000	204
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	275,000	376
Cricket Communications, Inc., 7.75%, 10/15/20	540,000	612
Digicel Group, Ltd., 8.25%, 9/30/20 144A	135,000	140
Digicel, Ltd., 6.00%, 4/15/21 144A	300,000	282
Frontier Communications Corp., 8.125%, 10/1/18	105,000	117
Frontier Communications Corp., 8.25%, 4/15/17	175,000	199
Frontier Communications Corp., 8.50%, 4/15/20	385,000	425
Frontier Communications Corp., 8.75%, 4/15/22	160,000	175
Frontier Communications Corp., 9.25%, 7/1/21	230,000	263
GCI, Inc., 8.625%, 11/15/19	555,000	581
MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	650,000	653
MetroPCS Wireless, Inc., 6.625%, 11/15/20	245,000	254
MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	300,000	301
MetroPCS Wireless, Inc., 7.875%, 9/1/18	545,000	589
NII Capital Corp., 7.625%, 4/1/21	475,000	337
NII Capital Corp., 8.875%, 12/15/19	905,000	701
NII International Telecom Sarl, 7.875%, 8/15/19 144A	290,000	263
NII International Telecom Sarl, 11.375%, 8/15/19 144A	140,000	145
SBA Communications Corp., 5.625%, 10/1/19	250,000	246
SBA Telecommunications, Inc., 5.75%, 7/15/20	200,000	199
SBA Telecommunications, Inc., 8.25%, 8/15/19	150,000	162
SOFTBANK Corp., 4.50%, 4/15/20 144A	320,000	308

	Below Investment Grade Segment (6.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Sprint Capital Corp., 6.90%, 5/1/19	330,000	339
	Sprint Communications, Inc., 6.00%, 12/1/16	200,000	212
	Sprint Communications, Inc., 6.00%, 11/15/22	1,500,000	1,380
	Sprint Communications, Inc., 7.00%, 8/15/20	700,000	712
	Sprint Communications, Inc., 8.375%, 8/15/17	575,000	650
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	540,000	633
	Sprint Communications, Inc., 9.125%, 3/1/17	225,000	259
	Sprint Communications, Inc., 11.50%, 11/15/21	295,000	379
	Sprint Corp., 7.25%, 9/15/21 144A	380,000	384
	Sprint Corp., 7.875%, 9/15/23 144A	475,000	484
	tw telecom holdings, inc., 5.375%, 10/1/22 144A	190,000	181
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	390,000	400
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	658,188	650
	Windstream Corp., 6.375%, 8/1/23	265,000	242
	Windstream Corp., 7.75%, 10/15/20	540,000	558
	Windstream Corp., 7.75%, 10/1/21 144A	285,000	294
	Windstream Corp., 7.875%, 11/1/17	225,000	251

	Total		17,573

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	295,000	304
	The Hertz Corp., 4.25%, 4/1/18 144A	60,000	59
	The Hertz Corp., 5.875%, 10/15/20	105,000	108

	Total		471

	Total Below Investment Grade Segment
	(Cost: $154,189)		157,011

	Investment Companies (45.4%)

	Domestic Equity (33.2%)
	iShares Russell 2000 ETF	45,970	4,901
	iShares Russell Midcap ETF	41,662	5,794
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	53,683,532	63,025
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	39,786,955	62,983
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	26,996,424	65,439
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	50,207,972	132,800
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	63,204,955	63,015
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	40,143,031	62,703
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	62,027,194	62,275

Balanced Portfolio

	Investment Companies (45.4%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity continued
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	23,943,013	87,967
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	55,845,057	86,448
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	12,736,981	30,174
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	13,006,517	29,356
	SPDR S&P MidCap 400 ETF Trust	57,023	12,906

	Total		769,786

	Fixed Income (0.8%)
	iShares Barclays MBS ETF	150,707	15,963
	iShares iBoxx Investment Grade Corp. Bond ETF	16,700	1,896

	Total		17,859

	Foreign Equity (11.4%)
	iShares MSCI EAFE ETF	98,700	6,296
	iShares MSCI Emerging Markets ETF	100,100	4,081
	iShares MSCI South Korea Capped ETF	16,700	1,028
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	19,756,351	19,519
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	33,551,463	67,036
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	161,202,742	152,982
	Vanguard FTSE Emerging Markets ETF	130,350	5,228
	Vanguard FTSE Developed Markets ETF	201,415	7,972

	Total		264,142

	Total Investment Companies
	(Cost: $983,537)		1,051,787

	Short-Term Investments (10.1%)

	Commercial Paper (10.1%)
	Alpine Securitization Corp., 0.14%, 10/17/13	10,000,000	9,999
	Alpine Securitization Corp., 0.14%, 10/25/13	10,000,000	9,999
	American Electric Power Co., Inc., 0.23%, 10/3/13	5,000,000	5,000
	American Electric Power Co., Inc., 0.25%, 10/3/13	5,000,000	5,000
	Atlantic Asset Securitization LLC, 0.14%, 10/10/13	4,800,000	4,800
	Atlantic Asset Securitization LLC, 0.14%, 10/11/13	10,000,000	10,000
	Bank Of America Na, 0.17%, 10/16/13	10,000,000	10,000
	Bank Of America Na, 0.17%, 10/30/13	10,000,000	10,000

	Short-Term Investments (10.1%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
	Bank of Nova Scotia/Houston, 0.686%, 10/18/13	5,000,000	5,002
	Cvs Corp., 0.15%, 10/4/13	5,000,000	5,000
	Darden Restaurants, Inc., 0.13%, 10/1/13	12,800,000	12,800
(b)	Duke Energy Corp., 0.20%, 10/7/13	20,000,000	19,999
(b)	Fcar Owner Trust I, 0.19%, 10/3/13	5,000,000	5,000
(b)	Federal Home Loan Bank, 0.07%, 11/12/13	5,000,000	5,000
(b)	General Electric Capital, 0.04%, 10/7/13	9,400,000	9,400
(b)	General Electric Capital Corp., .964%, 4/24/14	10,000,000	10,038
(b)	General Mills, Inc., 0.15%, 10/3/13	10,000,000	10,000
(b)	Govco LLC, 0.14%, 10/17/13	10,000,000	9,999
(b)	Govco LLC, 0.14%, 10/21/13	10,000,000	9,999
(b)	John Deere Bank Sa, 0.06%, 10/4/13	1,500,000	1,500
(b)	John Deere Bank Sa, 0.06%, 10/16/13	10,000,000	10,000
(b)	Jupiter Sec Co. LLC, 0.12%, 10/4/13	5,000,000	5,000
(b)	Marathon Oil Corp., 0.21%, 10/2/13	10,000,000	10,000
(b)	Microsoft Corp., 0.07%, 12/4/13	10,000,000	9,999
(b)	Toronto Dominion Hdg Usa, 0.12%, 10/17/13	10,000,000	9,999
(b)	Wal-Mart Stores, Inc., 0.04%, 10/21/13	10,000,000	10,000
(b)	Wal-Mart Stores, Inc., 0.04%, 10/28/13	10,000,000	10,000

	Total		233,533

	Total Short-Term Investments
	(Cost: $233,493)		233,533

	Total Investments (105.2%)
	(Cost: $2,354,550)(a)		2,439,454

	Other Assets, Less
	Liabilities (-5.2%)		(121,136)

	Net Assets (100.0%)		2,318,318

Balanced Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities (in thousands) was $100,133 representing 4.3% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $2,354,550 and the net unrealized appreciation of investments based on that cost was $84,904 which is comprised of $86,514 aggregate gross unrealized appreciation and $1,610 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2013, $44,985)	532	12/13	$(449)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $37,682)	315	12/03	447
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $51,774)	393	12/13	(643)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2013, $25,375)	204	12/13	(410)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $660)	3	12/13	1
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2013, $1,520)	11	12/13	43

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(f)	Foreign Bond — par value is foreign denominated

•	Federative Republic — Brazilian Real

(g)	All or portion of the securities have been loaned.

(h)	Forward foreign currency contracts outstanding on September 30, 2013.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Bank PLC	BRL	1,500	11/13	$57	$-	$57

					$57	$-	$57

BRL — Brazilian Real

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$65
Preferred Stocks	1,523	341	-
Government & Agency Bonds	-	369,670	-
Foreign Bonds	-	756	-
Municipal Bonds	-	21,012	-
Corporate Bonds	-	415,234	-
Structured Products	-	342,160	3,373
Investment Companies	1,051,787	-	-
Short-Term Investments	-	233,533	-
Other Financial Instruments^
Futures	491	-	-
Forward Currency Contracts	-	57	-
Liabilities:
Other Financial Instruments^
Futures	(1,502)	-	-
Total	$1,052,299	$1,382,763	$3,438

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Asset Allocation Portfolio

Schedule of Investments

September 30, 2013 (unaudited)

	Common Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)

	Small Cap Common Stocks (0.0%)

	Materials (0.0%)
(n),*	NewPage Group, Inc.	220	21

	Total		21

	Total Small Cap Common Stocks		21

	Total Common Stocks
	(Cost: $21)		21

	Preferred Stocks (0.1%)

	Energy (0.0%)
	SandRidge Energy, Inc., 8.50%, 12/31/49	400	40

	Total		40

	Financials (0.1%)
	Ally Financial, Inc., 7.00%, 12/31/49 144A	91	87
	Ally Financial, Inc., 8.50%, 12/31/49	4,589	123
	GMAC Capital Trust I, 8.125%, 2/15/40	1,703	46

	Total		256

	Metals & Mining (0.0%)
	Thompson Creek Metals Co., 6.50%, 5/15/15	445	8

	Total		8

	Total Preferred Stocks
	(Cost: $267)		304

	Investment Grade Segment (6.3%)

	Aerospace & Defense (0.1%)
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	15,000	18
	Boeing Capital Corp., 2.125%, 8/15/16	35,000	36
	General Dynamics Corp., 2.25%, 11/15/22	40,000	36
	L-3 Communications Corp., 4.75%, 7/15/20	15,000	16
	L-3 Communications Corp., 4.95%, 2/15/21	55,000	58
	L-3 Communications Corp., 5.20%, 10/15/19	45,000	49
	Lockheed Martin Corp., 3.35%, 9/15/21	10,000	10

	Total		223

	Autos & Vehicle Parts (0.2%)
	Daimler Finance North America LLC, 2.375%, 8/1/18 144A	15,000	15
	Daimler Finance North America LLC, 3.00%, 3/28/16 144A	30,000	31
	Ford Motor Co., 7.45%, 7/16/31	40,000	49
	Ford Motor Credit Co. LLC, 2.375%, 1/16/18	20,000	20
	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	45,000	46
	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	35,000	37
	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	45,000	50
	General Motors Co., 3.50%, 10/2/18 144A	30,000	30

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
General Motors Co., 4.875%, 10/2/23 144A	30,000	29
PACCAR, Inc., 6.875%, 2/15/14	10,000	10
Toyota Motor Credit Corp., 1.75%, 5/22/17	70,000	71
Toyota Motor Credit Corp., 3.30%, 1/12/22	75,000	75
Volkswagen International Finance NV, 2.875%, 4/1/16 144A	45,000	47

Total		510

Banking (1.0%)
American Express Co., 6.15%, 8/28/17	35,000	41
American Express Credit Corp., 1.30%, 7/29/16	20,000	20
Bank of America Corp., 3.30%, 1/11/23	65,000	61
Bank of America Corp., 3.625%, 3/17/16	35,000	37
Bank of America Corp., 3.75%, 7/12/16	10,000	11
Bank of America Corp., 5.75%, 12/1/17	20,000	23
Bank of Montreal, 2.55%, 11/6/22	35,000	32
The Bank of New York Mellon Corp., 3.55%, 9/23/21	80,000	82
Bank of Nova Scotia, 1.375%, 12/18/17	40,000	39
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	20,000	20
Citigroup, Inc., 3.375%, 3/1/23	45,000	43
Citigroup, Inc., 3.50%, 5/15/23	90,000	81
Citigroup, Inc., 3.953%, 6/15/16	200,000	213
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	15,000	15
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.50%, 1/11/21	15,000	16
Credit Suisse of New York, 5.50%, 5/1/14	125,000	129
Fifth Third Bank, 4.75%, 2/1/15	45,000	47
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	90,000	91
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	65,000	73
The Goldman Sachs Group, Inc., 6.15%, 4/1/18	50,000	57
HSBC Holdings PLC, 5.10%, 4/5/21	35,000	39
JPMorgan Chase & Co., 3.15%, 7/5/16	225,000	236
JPMorgan Chase & Co., 3.20%, 1/25/23	45,000	42
JPMorgan Chase & Co., 5.625%, 8/16/43	25,000	25
JPMorgan Chase & Co., 6.00%, 1/15/18	30,000	34
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	21
Merrill Lynch & Co., Inc., 6.40%, 8/28/17	120,000	138
Morgan Stanley, 1.75%, 2/25/16	45,000	45
Morgan Stanley, 3.75%, 2/25/23	100,000	96
Morgan Stanley, 3.80%, 4/29/16	50,000	53
Morgan Stanley, 4.10%, 5/22/23	65,000	61
Morgan Stanley, 4.75%, 3/22/17	70,000	76
PNC Bank NA, 3.80%, 7/25/23	45,000	44
Royal Bank of Canada, 1.45%, 9/9/16	50,000	50
Royal Bank of Canada, 2.20%, 7/27/18	45,000	45
The Royal Bank of Scotland PLC, 5.625%, 8/24/20	90,000	99
State Street Corp., 2.875%, 3/7/16	25,000	26
SunTrust Banks, Inc., 6.00%, 9/11/17	25,000	29
The Toronto-Dominion Bank, 2.625%, 9/10/18	45,000	46
U.S. Bancorp, 3.442%, 2/1/16	45,000	47
Wachovia Corp., 5.75%, 2/1/18	5,000	6
Wells Fargo & Co., 1.50%, 1/16/18	70,000	69

Asset Allocation Portfolio

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 3.45%, 2/13/23	25,000	23
Wells Fargo & Co., 4.60%, 4/1/21	45,000	49

Total		2,530

Basic Materials (0.0%)
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	65,000	73
Georgia-Pacific LLC, 7.75%, 11/15/29	5,000	6

Total		79

Capital Goods (0.1%)
Caterpillar Financial Services Corp., 2.45%, 9/6/18	40,000	41
Caterpillar, Inc., 3.803%, 8/15/42	85,000	73
John Deere Capital Corp., 0.70%, 9/4/15	40,000	40
John Deere Capital Corp., 1.20%, 10/10/17	25,000	24
John Deere Capital Corp., 2.25%, 4/17/19	30,000	30
John Deere Capital Corp., 2.80%, 1/27/23	40,000	38

Total		246

Chemicals (0.0%)
Agrium, Inc., 3.15%, 10/1/22	20,000	19
Eastman Chemical Co., 7.25%, 1/15/24	5,000	6
LyondellBasell Industries NV, 5.00%, 4/15/19	15,000	17
LyondellBasell Industries NV, 6.00%, 11/15/21	15,000	17
Praxair, Inc., 3.55%, 11/7/42	40,000	33

Total		92

Conglomerate & Diversified Manufacturing (0.1%)
Eaton Corp., 2.75%, 11/2/22 144A	115,000	107
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19 144A	10,000	10
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23 144A	10,000	10
Roper Industries, Inc., 3.125%, 11/15/22	40,000	37
United Technologies Corp., 3.10%, 6/1/22	25,000	25
United Technologies Corp., 4.50%, 6/1/42	30,000	29

Total		218

Consumer Products & Retailing (0.5%)
Colgate-Palmolive Co., 2.10%, 5/1/23	50,000	46
Costco Wholesale Corp., 1.70%, 12/15/19	90,000	87
CVS Caremark Corp., 6.25%, 6/1/27	40,000	48
CVS Pass-Through Trust, 6.036%, 12/10/28	36,764	41
Delhaize Group SA, 4.125%, 4/10/19	55,000	57
Delhaize Group SA, 5.70%, 10/1/40	40,000	39
The Gap, Inc., 5.95%, 4/12/21	100,000	111
The Home Depot, Inc., 2.25%, 9/10/18	30,000	30
The Home Depot, Inc., 3.75%, 2/15/24	30,000	30
The Home Depot, Inc., 5.40%, 3/1/16	50,000	55
The Kroger Co., 7.50%, 4/1/31	40,000	49
Lowe’s Cos., Inc., 3.80%, 11/15/21	10,000	10
Lowe’s Cos., Inc., 3.875%, 9/15/23	50,000	51
Macy’s Retail Holdings, Inc., 4.375%, 9/1/23	40,000	40
McDonald’s Corp., 3.625%, 5/20/21	40,000	42
NIKE, Inc., 3.625%, 5/1/43	40,000	35
Nordstrom, Inc., 6.25%, 1/15/18	15,000	17
Nordstrom, Inc., 7.00%, 1/15/38	15,000	19
The Procter & Gamble Co., 2.30%, 2/6/22	50,000	48
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	47
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/18 144A	30,000	30
SC Johnson & Son, Inc., 4.00%, 5/15/43 144A	20,000	17
Target Corp., 6.50%, 10/15/37	15,000	19
TJX Cos., Inc., 2.50%, 5/15/23	20,000	19
Unilever Capital Corp., 2.20%, 3/6/19	60,000	60
Wal-Mart Stores, Inc., 1.95%, 12/15/18	25,000	25

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Wal-Mart Stores, Inc., 2.80%, 4/15/16	20,000	21
Wal-Mart Stores, Inc., 3.25%, 10/25/20	35,000	36
Wal-Mart Stores, Inc., 3.625%, 7/8/20	15,000	16
Wal-Mart Stores, Inc., 4.875%, 7/8/40	30,000	30

Total		1,175

Electric Utilities (0.7%)
Alabama Power Co., 3.95%, 6/1/21	50,000	52
Ameren Corp., 8.875%, 5/15/14	15,000	16
Appalachian Power Co., 4.60%, 3/30/21	20,000	21
Arizona Public Service Co., 5.05%, 9/1/41	10,000	10
Arizona Public Service Co., 8.75%, 3/1/19	10,000	13
Bruce Mansfield Unit, 6.85%, 6/1/34	26,126	28
Carolina Power & Light Co., 2.80%, 5/15/22	35,000	34
Carolina Power & Light Co., 4.10%, 3/15/43	65,000	59
Carolina Power & Light Co., 5.15%, 4/1/15	25,000	27
CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	24
Commonwealth Edison Co., 4.00%, 8/1/20	25,000	27
Commonwealth Edison Co., 6.15%, 9/15/17	5,000	6
Connecticut Light & Power Co., 5.65%, 5/1/18	10,000	12
Consumers Energy Co., 3.375%, 8/15/23	15,000	15
The Dayton Power & Light Co., 1.875%, 9/15/16 144A	45,000	45
The Detroit Edison Co., 3.45%, 10/1/20	25,000	26
Dominion Resources, Inc., 1.40%, 9/15/17	45,000	44
DTE Energy Co., 6.375%, 4/15/33	5,000	6
Duke Energy Corp., 6.25%, 6/15/18	5,000	6
Duke Energy Indiana, Inc., 3.75%, 7/15/20	45,000	47
Duke Energy Ohio, Inc., 3.80%, 9/1/23	10,000	10
Entergy Corp., 5.125%, 9/15/20	20,000	21
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	56
Exelon Generation Co. LLC, 4.25%, 6/15/22	45,000	44
Exelon Generation Co. LLC, 6.20%, 10/1/17	30,000	34
FirstEnergy Corp., 4.25%, 3/15/23	60,000	55
Jersey Central Power & Light Co., 4.70%, 4/1/24 144A	30,000	30
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	2,398	2
MidAmerican Energy Co., 2.40%, 3/15/19	45,000	46
Mississippi Power Co., 4.75%, 10/15/41	35,000	33
Monongahela Power Co., Inc., 5.70%, 3/15/17 144A	45,000	49
Nevada Power Co., 5.95%, 3/15/16	10,000	11
NextEra Energy Capital Holdings, Inc., 4.50%, 6/1/21	95,000	100
Northeast Utilities, 2.80%, 5/1/23	30,000	28
Northern States Power Co./MN, 2.60%, 5/15/23	45,000	42
NSTAR LLC, 4.50%, 11/15/19	10,000	11
NV Energy, Inc., 6.25%, 11/15/20	25,000	29
Ohio Edison Co., 6.875%, 7/15/36	5,000	6
Ohio Power Co., 5.375%, 10/1/21	25,000	28
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	76
Pacific Gas & Electric Co., 5.625%, 11/30/17	10,000	11
PacifiCorp., 3.85%, 6/15/21	50,000	53
Peco Energy Co., 1.20%, 10/15/16	45,000	45
Peco Energy Co., 2.375%, 9/15/22	30,000	28
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	6
PPL Capital Funding, Inc., 4.20%, 6/15/22	25,000	25
PPL Capital Funding, Inc., 4.70%, 6/1/43	35,000	31
PPL Energy Supply LLC, 6.50%, 5/1/18	10,000	11
Public Service Co. of Colorado, 2.50%, 3/15/23	20,000	19
Public Service Co. of Colorado, 3.20%, 11/15/20	30,000	31
Public Service Co. of New Mexico, 5.35%, 10/1/21	25,000	27

Asset Allocation Portfolio

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Public Service Electric & Gas Co., 2.30%, 9/15/18	45,000	46
Public Service Electric & Gas Co., 3.65%, 9/1/42	20,000	17
Puget Sound Energy, Inc., 6.274%, 3/15/37	30,000	36
San Diego Gas & Electric Co., 3.60%, 9/1/23	35,000	36
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	12
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	17
Southern California Edison Co., 3.50%, 10/1/23	45,000	45
Tampa Electric Co., 5.40%, 5/15/21	5,000	6
Union Electric Co., 3.90%, 9/15/42	25,000	22
Union Electric Co., 6.40%, 6/15/17	10,000	12
Union Electric Co., 6.70%, 2/1/19	10,000	12
Virginia Electric & Power Co., 3.45%, 9/1/22	40,000	40

Total		1,817

Energy (0.4%)
Anadarko Petroleum Corp., 6.375%, 9/15/17	80,000	93
Apache Corp., 2.625%, 1/15/23	45,000	41
Apache Corp., 4.75%, 4/15/43	25,000	24
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	28
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	51
ConocoPhillips, 6.00%, 1/15/20	85,000	101
Devon Energy Corp., 1.875%, 5/15/17	25,000	25
Devon Energy Corp., 3.25%, 5/15/22	35,000	34
Encana Corp., 3.90%, 11/15/21	30,000	30
Ensco PLC, 4.70%, 3/15/21	35,000	37
EOG Resources, Inc., 4.40%, 6/1/20	15,000	16
Marathon Oil Corp., 6.60%, 10/1/37	10,000	12
Nabors Industries, Inc., 6.15%, 2/15/18	20,000	22
National Oilwell Varco, Inc., 1.35%, 12/1/17	10,000	10
National Oilwell Varco, Inc., 2.60%, 12/1/22	30,000	28
Noble Energy, Inc., 4.15%, 12/15/21	10,000	10
Noble Energy, Inc., 6.00%, 3/1/41	15,000	17
Occidental Petroleum Corp., 4.125%, 6/1/16	20,000	22
Petrohawk Energy Corp., 6.25%, 6/1/19	45,000	49
Sempra Energy, 2.30%, 4/1/17	45,000	46
Sempra Energy, 6.15%, 6/15/18	15,000	18
Talisman Energy, Inc., 3.75%, 2/1/21	45,000	44
Transocean, Inc., 6.375%, 12/15/21	35,000	39
Weatherford International, Ltd., 5.95%, 4/15/42	25,000	24
Whiting Petroleum Corp., 5.75%, 3/15/21	40,000	41

Total		867

Entertainment (0.0%)
Historic TW, Inc., 6.625%, 5/15/29	40,000	46
Historic TW, Inc., 6.875%, 6/15/18	10,000	12
Viacom, Inc., 4.25%, 9/1/23	25,000	25
Viacom, Inc., 5.85%, 9/1/43	20,000	20

Total		103

Finance (0.1%)
General Electric Capital Corp., 3.10%, 1/9/23	95,000	89
General Electric Capital Corp., 5.625%, 5/1/18	125,000	143

Total		232

Food & Beverage (0.4%)
Anheuser-Busch Cos. LLC, 5.75%, 4/1/36	15,000	17
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	65,000	60

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	70,000	103
Archer-Daniels-Midland Co., 4.479%, 3/1/21	10,000	11
Beam, Inc., 3.25%, 5/15/22	15,000	15
The Coca-Cola Co., 2.50%, 4/1/23	50,000	47
The Coca-Cola Co., 3.15%, 11/15/20	90,000	93
ConAgra Foods, Inc., 1.90%, 1/25/18	10,000	10
ConAgra Foods, Inc., 4.65%, 1/25/43	10,000	9
Diageo Capital PLC, 1.125%, 4/29/18	30,000	29
Diageo Capital PLC, 2.625%, 4/29/23	20,000	18
Diageo Capital PLC, 3.875%, 4/29/43	15,000	13
General Mills, Inc., 3.15%, 12/15/21	40,000	39
Heineken NV, 1.40%, 10/1/17 144A	20,000	20
Heineken NV, 2.75%, 4/1/23 144A	30,000	27
Kellogg Co., 3.25%, 5/21/18	15,000	16
Kraft Foods Group, Inc., 2.25%, 6/5/17	10,000	10
Kraft Foods Group, Inc., 5.375%, 2/10/20	62,000	71
Kraft Foods Group, Inc., 6.125%, 8/23/18	40,000	47
Mead Johnson Nutrition Co., 4.90%, 11/1/19	35,000	39
Mondelez International, Inc., 6.125%, 2/1/18	15,000	17
Mondelez International, Inc., 6.50%, 8/11/17	20,000	23
Mondelez International, Inc., 6.50%, 2/9/40	65,000	76
PepsiCo, Inc., 7.90%, 11/1/18	35,000	45
Pernod-Ricard SA, 5.75%, 4/7/21 144A	30,000	34
SABMiller Holdings, Inc., 3.75%, 1/15/22 144A	45,000	45

Total		934

Foreign Agencies (0.0%)
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	16
Statoil ASA, 2.45%, 1/17/23	65,000	59

Total		75

Gaming/Leisure/Lodging (0.0%)
Seminole Indian Tribe of Florida, 7.75%, 10/1/17 144A	55,000	58

Total		58

Healthcare (0.1%)
Express Scripts Holding Co., 2.65%, 2/15/17	20,000	21
Express Scripts Holding Co., 3.125%, 5/15/16	25,000	26
Express Scripts Holding Co., 3.50%, 11/15/16	40,000	42
Express Scripts Holding Co., 3.90%, 2/15/22	10,000	10
McKesson Corp., 2.85%, 3/15/23	15,000	14
Medco Health Solutions, Inc., 7.125%, 3/15/18	25,000	30
Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	15,000	15

Total		158

Insurance (0.2%)
Aetna, Inc., 1.50%, 11/15/17	5,000	5
Aetna, Inc., 2.75%, 11/15/22	15,000	14
American International Group, Inc., 3.375%, 8/15/20	85,000	85
American International Group, Inc., 4.875%, 6/1/22	60,000	64
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	45,000	44
Hartford Financial Services Group, Inc., 4.30%, 4/15/43	20,000	18
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	15,000	15
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	5,000	5
MetLife, Inc., 4.368%, 9/15/23	20,000	21
New York Life Global Funding, 2.45%, 7/14/16 144A	80,000	83
Prudential Financial, Inc., 5.375%, 6/21/20	19,000	21

Asset Allocation Portfolio

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Insurance continued
Prudential Financial, Inc., 5.70%, 12/14/36	5,000	5
UnitedHealth Group, Inc., 1.40%, 10/15/17	5,000	5
UnitedHealth Group, Inc., 2.75%, 2/15/23	5,000	5
UnitedHealth Group, Inc., 2.875%, 3/15/22	5,000	5
UnitedHealth Group, Inc., 3.95%, 10/15/42	5,000	4
UnitedHealth Group, Inc., 4.70%, 2/15/21	25,000	27
WellPoint, Inc., 3.125%, 5/15/22	10,000	10
WellPoint, Inc., 3.30%, 1/15/23	30,000	28
WellPoint, Inc., 3.70%, 8/15/21	5,000	5

Total		469

Media (0.2%)
Comcast Corp., 2.85%, 1/15/23	85,000	80
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	210,000	196
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.60%, 2/15/21	5,000	5
Discovery Communications LLC, 5.05%, 6/1/20	25,000	28
NBCUniversal Media LLC, 2.875%, 4/1/16	35,000	37
NBCUniversal Media LLC, 6.40%, 4/30/40	15,000	18
News America, Inc., 3.00%, 9/15/22	50,000	47
News America, Inc., 4.00%, 10/1/23 144A	15,000	15
News America, Inc., 5.40%, 10/1/43 144A	15,000	15
News America, Inc., 6.90%, 8/15/39	10,000	11
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	64

Total		516

Metals & Mining (0.2%)
Barrick North America Finance LLC, 4.40%, 5/30/21	10,000	9
Barrick North America Finance LLC, 5.75%, 5/1/43	35,000	29
Barrick North America Finance LLC, 6.80%, 9/15/18	25,000	29
BHP Billiton Finance USA, Ltd., 3.85%, 9/30/23	30,000	30
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43 144A	15,000	13
Goldcorp, Inc., 3.70%, 3/15/23	10,000	9
Newmont Mining Corp., 3.50%, 3/15/22	10,000	9
Newmont Mining Corp., 6.25%, 10/1/39	10,000	9
Plains Exploration & Production Co., 6.125%, 6/15/19	40,000	43
Plains Exploration & Production Co., 6.50%, 11/15/20	15,000	16
Plains Exploration & Production Co., 6.75%, 2/1/22	30,000	32
Plains Exploration & Production Co., 6.875%, 2/15/23	20,000	22
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	45,000	44
Rio Tinto Finance USA, Ltd., 4.125%, 5/20/21	50,000	51
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	20
Southern Copper Corp., 5.25%, 11/8/42	40,000	32
Teck Resources, Ltd., 3.00%, 3/1/19	15,000	15
Vale SA, 5.625%, 9/11/42	40,000	35

Total		447

Municipal Bonds (0.0%)
Province of Ontario Canada, 2.00%, 9/27/18	50,000	50

Total		50

Oil & Gas (0.3%)
BP Capital Markets PLC, 1.846%, 5/5/17	45,000	46
BP Capital Markets PLC, 2.50%, 11/6/22	75,000	68
BP Capital Markets PLC, 4.50%, 10/1/20	10,000	11

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued
BP Capital Markets PLC, 4.75%, 3/10/19	80,000	89
Cenovus Energy, Inc., 4.45%, 9/15/42	45,000	40
Chevron Corp., 1.718%, 6/24/18	25,000	25
Chevron Corp., 2.427%, 6/24/20	10,000	10
Chevron Corp., 3.191%, 6/24/23	35,000	34
Husky Energy, Inc., 3.95%, 4/15/22	55,000	55
Husky Energy, Inc., 7.25%, 12/15/19	5,000	6
Shell International Finance BV, 1.90%, 8/10/18	35,000	35
Shell International Finance BV, 4.30%, 9/22/19	120,000	133
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	18
Total Capital International SA, 1.50%, 2/17/17	15,000	15
Total Capital SA, 2.125%, 8/10/18	35,000	35
Total Capital SA, 4.45%, 6/24/20	100,000	110

Total		730

Pharmaceuticals (0.3%)
AbbVie, Inc., 1.75%, 11/6/17	135,000	134
AbbVie, Inc., 2.90%, 11/6/22	100,000	93
Actavis PLC, 1.875%, 10/1/17	5,000	5
Actavis PLC, 3.25%, 10/1/22	10,000	9
Amgen, Inc., 3.875%, 11/15/21	65,000	66
Bristol-Myers Squibb Co., 2.00%, 8/1/22	40,000	36
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	25
Merck & Co., Inc., 2.80%, 5/18/23	20,000	19
Merck & Co., Inc., 3.875%, 1/15/21	15,000	16
Mylan, Inc., 3.125%, 1/15/23 144A	35,000	32
The Novartis Capital Corp., 2.40%, 9/21/22	60,000	56
Perrigo Co., 2.95%, 5/15/23	30,000	29
Pfizer, Inc., 5.35%, 3/15/15	15,000	16
Roche Holdings, Inc., 6.00%, 3/1/19 144A	23,000	27
Sanofi-Aventis SA, 2.625%, 3/29/16	60,000	63
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	40,000	37
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	20,000	19
Wyeth LLC, 5.50%, 2/15/16	5,000	6
Wyeth LLC, 5.95%, 4/1/37	35,000	41

Total		729

Pipelines (0.3%)
CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	12
Enbridge, Inc., 4.00%, 10/1/23	50,000	50
Energy Transfer Partners LP, 4.15%, 10/1/20	30,000	31
Energy Transfer Partners LP, 4.65%, 6/1/21	25,000	26
Energy Transfer Partners LP, 6.05%, 6/1/41	40,000	40
Energy Transfer Partners LP, 6.70%, 7/1/18	35,000	41
Enterprise Products Operating LLC, 3.20%, 2/1/16	35,000	37
Enterprise Products Operating LLC, 4.85%, 3/15/44	45,000	42
Kinder Morgan Energy Partners LP, 6.375%, 3/1/41	55,000	59
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	16
Magellan Midstream Partners LP, 6.55%, 7/15/19	30,000	36
NiSource Finance Corp., 5.80%, 2/1/42	55,000	57
NiSource Finance Corp., 6.125%, 3/1/22	20,000	22
Oneok Partners LP, 5.00%, 9/15/23	25,000	26
Oneok Partners LP, 6.20%, 9/15/43	25,000	26
Plains All American Pipeline LP/PAA Finance Corp., 6.50%, 5/1/18	15,000	18
Spectra Energy Partners LP, 4.75%, 3/15/24	55,000	57
Williams Partners LP, 3.35%, 8/15/22	30,000	28

Asset Allocation Portfolio

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
Williams Partners LP, 4.00%, 11/15/21	10,000	10
Williams Partners LP, 4.125%, 11/15/20	5,000	5
Williams Partners LP, 5.25%, 3/15/20	33,000	35

Total		674

Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc., 2.85%, 3/15/23	20,000	18
AvalonBay Communities, Inc., 2.95%, 9/15/22	15,000	14
AvalonBay Communities, Inc., 3.95%, 1/15/21	75,000	77
Boston Properties LP, 3.125%, 9/1/23	10,000	9
Boston Properties LP, 3.80%, 2/1/24	40,000	38
BRE Properties, Inc., 5.20%, 3/15/21	35,000	38
BRE Properties, Inc., 5.50%, 3/15/17	15,000	17
Colonial Realty LP, 6.05%, 9/1/16	20,000	22
Corporate Office Properities LP, 5.25%, 2/15/24	45,000	46
Corporate Office Properties LP, 3.60%, 5/15/23	45,000	41
DDR Corp., 4.75%, 4/15/18	40,000	43
Essex Portfolio LP, 3.625%, 8/15/22	65,000	62
HCP, Inc., 3.75%, 2/1/16	25,000	26
HCP, Inc., 6.00%, 1/30/17	25,000	28
HCP, Inc., 6.70%, 1/30/18	10,000	12
Health Care REIT, Inc., 3.625%, 3/15/16	15,000	16
Lexington Realty Trust, 4.25%, 6/15/23 144A	95,000	92
Piedmont Operating Partnership LP, 3.40%, 6/1/23	75,000	68
Realty Income Corp., 4.65%, 8/1/23	40,000	41
Simon Property Group LP, 3.375%, 3/15/22	50,000	49
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	10,000	10
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	5,000	5
Ventas Realty LP/Ventas Capital Corp., 5.70%, 9/30/43	20,000	20
WEA Finance LLC, 7.125%, 4/15/18 144A	25,000	30

Total		822

Services (0.0%)
Republic Services, Inc., 5.25%, 11/15/21	25,000	27
Waste Management, Inc., 2.90%, 9/15/22	30,000	28
Waste Management, Inc., 4.60%, 3/1/21	30,000	32

Total		87

Technology (0.2%)
Apple, Inc., 1.00%, 5/3/18	30,000	29
Apple, Inc., 2.40%, 5/3/23	20,000	18
Apple, Inc., 3.85%, 5/4/43	25,000	21
Fidelity National Information Services, Inc., 5.00%, 3/15/22	65,000	66
Hewlett-Packard Co., 3.00%, 9/15/16	35,000	36
Hewlett-Packard Co., 4.65%, 12/9/21	20,000	20
International Business Machines Corp., 1.625%, 5/15/20	80,000	75
International Business Machines Corp., 1.95%, 7/22/16	25,000	26
Microsoft Corp., 0.875%, 11/15/17	15,000	15
Microsoft Corp., 3.75%, 5/1/43	30,000	25
Oracle Corp., 2.375%, 1/15/19	50,000	50
Oracle Corp., 2.50%, 10/15/22	35,000	32
Total System Services, Inc., 2.375%, 6/1/18	10,000	10
Total System Services, Inc., 3.75%, 6/1/23	35,000	32

Total		455

Telecommunications (0.4%)
America Movil SAB de CV, 5.00%, 3/30/20	65,000	70
American Tower Corp., 3.40%, 2/15/19	30,000	30
American Tower Corp., 3.50%, 1/31/23	15,000	13

Investment Grade Segment (6.3%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
American Tower Corp., 4.70%, 3/15/22	20,000	19
American Tower Corp., 5.00%, 2/15/24	35,000	34
American Tower Corp., 7.00%, 10/15/17	15,000	17
AT&T Corp., 8.00%, 11/15/31	70,000	95
AT&T, Inc., 2.625%, 12/1/22	75,000	67
AT&T, Inc., 2.95%, 5/15/16	50,000	52
AT&T, Inc., 5.55%, 8/15/41	40,000	40
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	35,000	32
Qwest Corp., 6.50%, 6/1/17	40,000	45
Rogers Communications, Inc., 4.10%, 10/1/23	15,000	15
Rogers Communications, Inc., 5.45%, 10/1/43	30,000	30
Telefonica Emisiones SAU, 3.729%, 4/27/15	35,000	36
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	36
Verizon Communications, Inc., 4.50%, 9/15/20	40,000	43
Verizon Communications, Inc., 5.15%, 9/15/23	20,000	22
Verizon Communications, Inc., 6.25%, 4/1/37	30,000	32
Verizon Communications, Inc., 6.35%, 4/1/19	50,000	59
Verizon Communications, Inc., 6.40%, 9/15/33	20,000	22
Verizon Communications, Inc., 6.55%, 9/15/43	65,000	73

Total		882

Transportation (0.1%)
Burlington Northern Santa Fe LLC, 3.05%, 3/15/22	75,000	72
Burlington Northern Santa Fe LLC, 3.05%, 9/1/22	25,000	24
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	25,000	26
Canadian National Railway Co., 5.85%, 11/15/17	5,000	6
CSX Corp., 3.70%, 10/30/20	5,000	5
CSX Corp., 4.25%, 6/1/21	15,000	16
CSX Corp., 5.60%, 5/1/17	30,000	34
Norfolk Southern Corp., 2.903%, 2/15/23	48,000	45
Union Pacific Corp., 4.30%, 6/15/42	45,000	42

Total		270

Yankee Sovereign (0.1%)
Brazilian Government International Bond, 2.625%, 1/5/23	40,000	35
Chile Government International Bond, 3.625%, 10/30/42	40,000	32
Peruvian Government International Bond, 6.55%, 3/14/37	40,000	47
Philippine Government International Bond, 6.50%, 1/20/20	40,000	47
South Africa Government International Bond, 5.875%, 9/16/25	40,000	42
Turkey Government International Bond, 6.00%, 1/14/41	40,000	39
United Mexican States, 4.75%, 3/8/44	40,000	36
Uruguay Government International Bond, 4.50%, 8/14/24	40,000	41

Total		319

Total Investment Grade Segment
(Cost: $15,486)		15,767

Governments (10.1%)

Governments (10.1%)
US Treasury, 0.375%, 6/30/15	11,080,000	11,099
US Treasury, 0.75%, 3/31/18	3,955,000	3,871
US Treasury, 1.375%, 6/30/18	2,500,000	2,506
US Treasury, 1.375%, 9/30/18	2,400,000	2,395

Asset Allocation Portfolio

Governments (10.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury, 2.75%, 11/15/42	1,000,000	828
US Treasury, 2.875%, 5/15/43	145,000	123
US Treasury, 5.375%, 2/15/31	3,520,000	4,489

Total Governments
(Cost: $25,502)		25,311

Municipal Bonds (0.6%)

Municipal Bonds (0.6%)
American Municipal Power, Inc., Series 2010, 5.939%, 2/15/47 RB	88,000	90
Bay Area Toll Authority San Francisco Bay Area Toll Bridge, Series 2009-F, 6.263%, 4/1/49 RB	5,000	6
Board of Regents of the University of Texas System, Series 2010C, 4.794%, 8/15/46 RB	60,000	61
Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	11
The City of New York, Series C-1, 5.517%, 10/1/37 GO	40,000	43
Dallas Area Rapid Transit, Series 2010B, 5.022%, 12/1/48 RB	75,000	77
Dallas Independent School District, Series 2010C, 6.45%, 2/15/35 GO, PSF	75,000	84
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	15,000	16
Energy Northwest, Series E, 2.197%, 7/1/19 RB	60,000	59
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	5,000	5
Florida Hurricane Catastrophe Fund Finance Corp., Series 2013A, 2.995%, 7/1/20 RB	85,000	79
Los Angeles Unified School District, Series RY, 6.758%, 7/1/34 GO	40,000	49
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	175
Metropolitan Transportation Authority, Series 2010C-1, 6.687%, 11/15/40 RB	12,000	14
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	35,000	46
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	105,000	109
New Jersey Turnpike Authority, Series 2009F, 7.414%, 1/1/40 RB	25,000	33
New York City Municipal Water Finance Authority, Series AA, 5.44%, 6/15/43 RB	30,000	32
New York City Municipal Water Finance Authority, Series AA-1, 5.75%, 6/15/41 RB	10,000	11
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	60,000	57
State of California, Series A, 4.988%, 4/1/39 GO	50,000	47
State of California, Series 2010, 5.70%, 11/1/21 GO	80,000	91
State of Illinois, Series 2011, 4.961%, 3/1/16 GO	85,000	90
Texas Transportation Commission, Series 2010A, 4.681%, 4/1/40 GO	23,000	23
University of California Regents Medical Center, Series H, 6.548%, 5/15/48 RB	50,000	59

Total Municipal Bonds
(Cost: $1,286)		1,367

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (9.0%)
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A2, 1.976%, 6/1/21	250,000	247
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.483%, 2/14/43 IO	235,657	7
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.239%, 1/25/37	40,233	24
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.269%, 5/25/37	46,464	30
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, 4.75%, 6/11/41	265,000	275
Chase Issuance Trust, Series 2012-A5, Class A5, 0.59%, 8/15/17	75,000	75
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	250,000	252
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	11,132	11
CNH Equipment Trust, Series 2012-A, Class A4, 1.38%, 2/15/18	170,000	172
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	81,952	88
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 8/15/17	350,000	351
FDIC Structured Sale Guaranteed Notes, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	174,329	169
Federal Home Loan Mortgage Corp., Series K009, Class X1, 1.663%, 8/25/20 IO	1,012,112	77
Federal Home Loan Mortgage Corp., Series 4100, Class AD, 1.75%, 8/15/27	106,033	102
Federal Home Loan Mortgage Corp., 2.50%, 10/1/27	120,620	121
Federal Home Loan Mortgage Corp., 3.00%, 11/1/21	51,885	54
Federal Home Loan Mortgage Corp., 3.00%, 11/1/25	104,937	109
Federal Home Loan Mortgage Corp., 3.00%, 11/1/26	153,644	159
Federal Home Loan Mortgage Corp., 3.00%, 8/1/27	56,677	59
Federal Home Loan Mortgage Corp., 3.00%, 11/1/42	88,788	87
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	610,449	595
Federal Home Loan Mortgage Corp., 3.00%, 4/1/43	2,144,796	2,090

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series K030, Class A2, 3.25%, 4/25/23	110,000	110
Federal Home Loan Mortgage Corp., 3.32%, 2/25/23	120,000	120
Federal Home Loan Mortgage Corp., 3.50%, 2/1/26	160,916	169
Federal Home Loan Mortgage Corp., 3.50%, 7/1/26	205,471	216
Federal Home Loan Mortgage Corp., 3.50%, 8/1/26	7,448	8
Federal Home Loan Mortgage Corp., 3.50%, 4/1/42	89,017	90
Federal Home Loan Mortgage Corp., 3.50%, 6/1/42	64,838	66
Federal Home Loan Mortgage Corp., 3.50%, 7/1/42	216,368	220
Federal Home Loan Mortgage Corp., 3.50%, 9/1/42	752,112	764
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	21,643	23
Federal Home Loan Mortgage Corp., 4.00%, 8/1/25	36,063	38
Federal Home Loan Mortgage Corp., 4.00%, 5/1/26	29,931	32
Federal Home Loan Mortgage Corp., 4.00%, 6/1/26	44,211	47
Federal Home Loan Mortgage Corp., 4.00%, 9/1/40	94,624	99
Federal Home Loan Mortgage Corp., 4.00%, 1/1/41	277,795	290
Federal Home Loan Mortgage Corp., 4.00%, 2/1/41	569,520	596
Federal Home Loan Mortgage Corp., 4.00%, 4/1/41	688,757	720
Federal Home Loan Mortgage Corp., 4.00%, 5/1/41	5,012	5
Federal Home Loan Mortgage Corp., 4.00%, 8/1/41	22,870	24
Federal Home Loan Mortgage Corp., 4.00%, 9/1/41	54,320	57
Federal Home Loan Mortgage Corp., 4.00%, 10/1/41	21,852	23
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	38,881	42
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	60,543	64
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	2,574	3
Federal Home Loan Mortgage Corp., 4.50%, 9/1/39	26,240	28
Federal Home Loan Mortgage Corp., 4.50%, 12/1/39	13,180	14
Federal Home Loan Mortgage Corp., 4.50%, 4/1/40	5,115	5

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 9/1/40	42,201	45
Federal Home Loan Mortgage Corp., 4.50%, 12/1/40	968,093	1,036
Federal Home Loan Mortgage Corp., 4.50%, 1/1/41	447,625	479
Federal Home Loan Mortgage Corp., 4.50%, 2/1/41	8,283	9
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	36,081	38
Federal Home Loan Mortgage Corp., 4.50%, 5/1/41	179,959	192
Federal Home Loan Mortgage Corp., 4.50%, 6/1/41	48,771	52
Federal Home Loan Mortgage Corp., 4.50%, 7/1/41	566,022	603
Federal Home Loan Mortgage Corp., 4.50%, 8/1/41	11,855	13
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	38,268	41
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	12,115	13
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	42,793	46
Federal Home Loan Mortgage Corp., 5.00%, 11/1/39	45,078	49
Federal Home Loan Mortgage Corp., 5.00%, 4/1/41	148,722	161
Federal Home Loan Mortgage Corp., 5.00%, 5/1/41	282,871	306
Federal Home Loan Mortgage Corp., 5.00%, 3/1/38	283,500	305
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	11,238	12
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	40,500	43
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	7,917	8
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	56,973	61
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	74,762	79
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	25,566	28
Federal Home Loan Mortgage Corp., 5.50%, 10/1/35	57,558	62
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	176,446	193
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	36,068	40
Federal Home Loan Mortgage Corp., 6.00%, 4/1/37	21,587	23
Federal Home Loan Mortgage Corp., 6.00%, 5/1/37	1,321	1
Federal Home Loan Mortgage Corp., 6.00%, 7/1/37	7,909	9

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	1,133	1
Federal Home Loan Mortgage Corp., 6.00%, 2/1/38	38,063	41
Federal Home Loan Mortgage Corp., 6.00%, 1/1/39	88,800	97
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	3,289	4
Federal Home Loan Mortgage Corp. TBA, 3.50%, 11/1/42	705,000	713
Federal National Mortgage Association, Series 2012-113, Class AB, 1.50%, 10/25/27	10,017	10
Federal National Mortgage Association, , , 1.75%, 3/25/28	62,106	59
Federal National Mortgage Association, 2.50%, 8/1/28	283,290	285
Federal National Mortgage Association, 2.96%, 5/1/22	20,000	20
Federal National Mortgage Association, 3.00%, 9/1/28	383,363	398
Federal National Mortgage Association, 3.50%, 9/1/23	14,000	14
Federal National Mortgage Association, 3.50%, 2/1/42	39,457	40
Federal National Mortgage Association, 3.50%, 10/1/42	160,929	164
Federal National Mortgage Association, 3.50%, 5/1/43	198,085	202
Federal National Mortgage Association, 3.53%, 9/1/23	23,000	23
Federal National Mortgage Association, 3.61%, 9/1/23	10,000	10
Federal National Mortgage Association, 3.67%, 8/1/23	4,995	5
Federal National Mortgage Association, 3.73%, 8/1/23	10,989	11
Federal National Mortgage Association, 4.00%, 12/1/41	187,911	197
Federal National Mortgage Association, 4.50%, 6/1/19	115,946	126
Federal National Mortgage Association, 4.50%, 12/1/19	10,760	12
Federal National Mortgage Association, 4.50%, 7/1/20	26,719	28
Federal National Mortgage Association, 4.50%, 9/1/24	15,134	16
Federal National Mortgage Association, 4.50%, 11/1/40	160,454	172
Federal National Mortgage Association, 5.00%, 3/1/20	54,137	58
Federal National Mortgage Association, 5.00%, 5/1/20	85,498	92
Federal National Mortgage Association, 5.00%, 11/1/34	209,641	227
Federal National Mortgage Association, 5.00%, 5/1/38	248,106	269

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.32%, 4/1/14	64,770	65
Federal National Mortgage Association, Series 2006-M1, Class C, 5.355%, 2/25/16	68,141	68
Federal National Mortgage Association, 5.50%, 4/1/21	33,726	37
Federal National Mortgage Association, 5.50%, 10/1/34	107,939	118
Federal National Mortgage Association, 5.50%, 3/1/35	61,686	66
Federal National Mortgage Association, 5.50%, 9/1/35	313,524	344
Federal National Mortgage Association, 5.50%, 11/1/35	286,293	315
Federal National Mortgage Association, 5.50%, 2/1/37	205,033	225
Federal National Mortgage Association, 5.50%, 11/1/37	184,168	204
Federal National Mortgage Association, 5.50%, 4/1/38	340,891	371
Federal National Mortgage Association, 6.00%, 10/1/34	49,342	54
Federal National Mortgage Association, 6.00%, 11/1/34	116,526	129
Federal National Mortgage Association, 6.00%, 5/1/35	3,247	4
Federal National Mortgage Association, 6.00%, 6/1/35	684	1
Federal National Mortgage Association, 6.00%, 7/1/35	56,844	63
Federal National Mortgage Association, 6.00%, 10/1/35	39,343	43
Federal National Mortgage Association, 6.00%, 11/1/35	49,889	55
Federal National Mortgage Association, 6.00%, 9/1/36	26,556	29
Federal National Mortgage Association, 6.00%, 12/1/37	20,799	23
Federal National Mortgage Association, 6.00%, 4/1/40	16,499	18
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	187,571	211
Federal National Mortgage Association TBA, 3.50%, 11/1/42	1,540,000	1,563
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	100,000	100
Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.15%, 6/15/17	65,000	65
Ford Credit Auto Owner Trust, Series 2009-E, Class D, 5.53%, 5/15/16 144A	312,630	319

Asset Allocation Portfolio

Structured Products (9.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2009-D, Class D, 8.14%, 2/15/16 144A	300,000	303
Golden Credit Card Trust, Series 2012-2A, Class A1, 1.77%, 1/15/19 144A	225,000	228
Goldman Sachs Mortgage Securities Corp. II, Series 2013-G1, Class A1, 2.059%, 4/10/31 144A	239,306	232
Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR, Class CSA, 5.286%, 12/17/39 144A	40,000	43
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3, 0.48%, 11/21/16	180,000	180
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	40,000	40
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.143%, 12/15/47	250,000	239
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC20, Class AM, 6.078%, 2/12/51	20,000	22
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	10,689	11
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	11,288	12
Merrill Lynch Alternative Note Asset Trust, Series 2007-A1, Class A2A, 0.249%, 1/25/37	99,455	43
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	35,000	39
Nissan Auto Lease, Series 2013-A, Class A3, 0.61%, 4/15/16	100,000	100
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	93,307	99
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	4,940	5
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43	88,110	82
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	52,669	52
Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	10,633	11

Total Structured Products
(Cost: $22,058)		22,499

Below Investment Grade Segment (8.0%)

Aerospace & Defense (0.1%)
Bombardier, Inc., 5.75%, 3/15/22 144A	20,000	20

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense continued
	Bombardier, Inc., 6.125%, 1/15/23 144A	20,000	20
	Bombardier, Inc., 7.75%, 3/15/20 144A	35,000	40
	Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	65,000	70
	Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	40,000	43
	Triumph Group, Inc., 4.875%, 4/1/21	30,000	29
	Triumph Group, Inc., 8.625%, 7/15/18	40,000	43

	Total		265

	Autos & Vehicle Parts (0.2%)
	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 144A	16,000	17
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	40,000	41
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	30,000	33
	Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	40,000	45
	Cooper-Standard Automotive, Inc., 8.50%, 5/1/18	40,000	43
(d)	Exide Technologies, 8.625%, 2/1/18	50,000	36
	General Motors Financial Co., Inc., 2.75%, 5/15/16 144A	35,000	35
	General Motors Financial Co., Inc., 3.25%, 5/15/18 144A	15,000	14
	General Motors Financial Co., Inc., 4.75%, 8/15/17 144A	50,000	52
	The Goodyear Tire & Rubber Co., 6.50%, 3/1/21	55,000	56
	The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	50,000	56
	Meritor, Inc., 6.75%, 6/15/21	20,000	20
	Navistar International Corp., 8.25%, 11/1/21	55,000	56
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	30,000	29
	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	25,000	26
	Visteon Corp., 6.75%, 4/15/19	32,000	34

	Total		593

	Banking (0.2%)
	Ally Financial, Inc., 5.50%, 2/15/17	45,000	47
	Ally Financial, Inc., 7.50%, 9/15/20	90,000	101
	Ally Financial, Inc., 8.00%, 3/15/20	45,000	52
	E*TRADE Financial Corp., 6.00%, 11/15/17	55,000	58
	E*TRADE Financial Corp., 6.375%, 11/15/19	30,000	32
	E*TRADE Financial Corp., 6.75%, 6/1/16	50,000	53
	JPMorgan Chase & Co., 7.90%, 4/29/49	35,000	38
	KCG Holdings, Inc., 8.25%, 6/15/18 144A	35,000	35
	The Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	30,000	30
	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	25,000	25

	Total		471

	Basic Materials (0.3%)
	Ardagh Packaging Finance PLC, 7.375%, 10/15/17 144A	30,000	32
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	30,000	32
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20 144A	20,000	19
	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 9.125%, 10/15/20 144A	20,000	21
	Ball Corp., 4.00%, 11/15/23	40,000	36
(c)	BOE Intermediate Holding Corp., 9.00%, 11/1/17 144A	45,000	47
(c)	BOE Merger Corp., 9.50%, 11/1/17 144A	20,000	21

Asset Allocation Portfolio

Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Cascades, Inc., 7.875%, 1/15/20	20,000	21
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 144A	80,000	73
Graphic Packaging International, Inc., 4.75%, 4/15/21	25,000	24
Plastipak Holdings, Inc., 6.50%, 10/1/21 144A	25,000	25
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	80,000	80
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	55,000	59
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.125%, 4/15/19	30,000	32
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	25,000	25
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.00%, 4/15/19	55,000	58
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 9.875%, 8/15/19	70,000	76
Sealed Air Corp., 6.50%, 12/1/20 144A	15,000	16
Sealed Air Corp., 8.125%, 9/15/19 144A	20,000	23
Sealed Air Corp., 8.375%, 9/15/21 144A	40,000	45
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19	30,000	10

Total		775

Builders & Building Materials (0.1%)
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 144A	20,000	20
Building Materials Corp. of America, 6.75%, 5/1/21 144A	35,000	38
Cemex SAB de CV, 5.875%, 3/25/19 144A	15,000	14
Cemex SAB de CV, 6.50%, 12/10/19 144A	50,000	49
KB Home, 7.25%, 6/15/18	40,000	43
KB Home, 9.10%, 9/15/17	20,000	23
USG Corp., 7.875%, 3/30/20 144A	35,000	38
Vulcan Materials Co., 6.40%, 11/30/17	45,000	49

Total		274

Capital Goods (0.0%)
Case New Holland, Inc., 7.875%, 12/1/17	20,000	23
CNH Capital LLC, 3.875%, 11/1/15	15,000	15
CNH Capital LLC, 6.25%, 11/1/16	20,000	22
Terex Corp., 6.00%, 5/15/21	30,000	30
United Rentals North America, Inc., 5.75%, 7/15/18	15,000	16
United Rentals North America, Inc., 7.375%, 5/15/20	20,000	22

Total		128

Chemicals (0.2%)
Celanese US Holdings LLC, 4.625%, 11/15/22	60,000	57
Hexion US Finance Corp., 6.625%, 4/15/20	90,000	90
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	80,000	83
Huntsman International LLC, 4.875%, 11/15/20	65,000	62
Ineos Finance PLC, 7.50%, 5/1/20 144A	25,000	27
Ineos Finance PLC, 8.375%, 2/15/19 144A	65,000	72
Ineos Group Holdings SA, 6.125%, 8/15/18 144A	20,000	19

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Chemicals continued
	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	40
	Tronox Finance, 6.375%, 8/15/20	40,000	40
	US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	10,000	10

	Total		500

	Conglomerate & Diversified Manufacturing (0.0%)
	Renaissance Acquisition Corp., 6.875%, 8/15/21 144A	15,000	15
	Rexel SA, 5.25%, 6/15/20 144A	40,000	39
	SPX Corp., 6.875%, 9/1/17	45,000	50

	Total		104

	Consumer Products & Retailing (0.2%)
(c)	Alphabet Holding Co., 7.75%, 11/1/17	15,000	15
	AutoNation, Inc., 5.50%, 2/1/20	25,000	26
(c)	BI-LO LLC/BI-LO Finance Corp., 8.625%, 9/15/18 144A	30,000	31
	First Quality Finance Co., 4.625%, 5/15/21 144A	35,000	32
	Hanesbrands, Inc., 6.375%, 12/15/20	60,000	65
	Levi Strauss & Co., 6.875%, 5/1/22	35,000	37
	Levi Strauss & Co., 7.625%, 5/15/20	30,000	32
	Limited Brands, Inc., 5.625%, 2/15/22	80,000	82
	Limited Brands, Inc., 8.50%, 6/15/19	15,000	18
	Rent-A-Center, Inc., 4.75%, 5/1/21 144A	10,000	9
	Revlon Consumer Products Corp., 5.75%, 2/15/21 144A	40,000	39
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	40,000	44
	SUPERVALU, Inc., 6.75%, 6/1/21 144A	35,000	33
	SUPERVALU, Inc., 8.00%, 5/1/16	35,000	38
	Titan Machinery, Inc., 3.75%, 5/1/19	20,000	18
	Toys R US - Delaware, Inc., 7.375%, 9/1/16 144A	20,000	20
	Toys R US Property Co. II LLC, 8.50%, 12/1/17	20,000	21

	Total		560

	Electric Utilities (0.2%)
	The AES Corp., 7.75%, 10/15/15	10,000	11
	The AES Corp., 8.00%, 10/15/17	35,000	40
	The AES Corp., 8.00%, 6/1/20	45,000	51
	Calpine Corp., 7.50%, 2/15/21 144A	59,000	63
	Calpine Corp., 7.875%, 7/31/20 144A	63,000	68
	GenOn Americas Generation LLC, 8.50%, 10/1/21	25,000	27
	NRG Energy, Inc., 7.625%, 1/15/18	80,000	89
	NRG Energy, Inc., 7.625%, 5/15/19	55,000	58
	NRG Energy, Inc., 8.25%, 9/1/20	5,000	5
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	85

	Total		497

	Energy (1.3%)
	AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	15,000	16
	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	55,000	57
	Athlon Holdings LP/Athlon Finance Corp., 7.375%, 4/15/21 144A	15,000	15
	Atwood Oceanics, Inc., 6.50%, 2/1/20	15,000	16
	Aurora USA Oil & Gas, 7.50%, 4/1/20 144A	15,000	15
	Bill Barrett Corp., 7.00%, 10/15/22	25,000	24

Asset Allocation Portfolio

Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Bill Barrett Corp., 7.625%, 10/1/19	45,000	46
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,000	10
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	20,000	21
Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	50,000	54
Chesapeake Energy Corp., 5.375%, 6/15/21	55,000	55
Chesapeake Energy Corp., 6.125%, 2/15/21	75,000	78
Chesapeake Energy Corp., 6.875%, 11/15/20	55,000	59
Chesapeake Energy Corp., 9.50%, 2/15/15	45,000	50
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	40,000	41
Cimarex Energy Co., 5.875%, 5/1/22	55,000	56
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16	39,000	41
Comstock Resources, Inc., 7.75%, 4/1/19	30,000	31
Comstock Resources, Inc., 9.50%, 6/15/20	55,000	60
Concho Resources, Inc., 5.50%, 4/1/23	35,000	35
Denbury Resources, Inc., 4.625%, 7/15/23	30,000	27
Denbury Resources, Inc., 8.25%, 2/15/20	30,000	33
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 144A	40,000	39
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	35,000	39
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	15,000	16
Exterran Holdings, Inc., 7.25%, 12/1/18	60,000	64
Exterran Partners LP/EXLP Finance Corp., 6.00%, 4/1/21 144A	25,000	24
Forest Oil Corp., 7.25%, 6/15/19	55,000	55
Forest Oil Corp., 7.50%, 9/15/20	30,000	30
Forum Energy Technologies, Inc., 6.25%, 10/1/21 144A	25,000	25
Halcon Resources Corp., 8.875%, 5/15/21	35,000	36
Halcon Resources Corp., 9.75%, 7/15/20	35,000	37
Hercules Offshore, Inc., 7.50%, 10/1/21 144A	15,000	15
Hercules Offshore, Inc., 8.75%, 7/15/21 144A	30,000	32
Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 4/15/21 144A	20,000	21
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 2/15/20 144A	35,000	38
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	35,000	34
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20	20,000	20
Kodiak Oil & Gas Corp., 5.50%, 1/15/21 144A	20,000	20
Kodiak Oil & Gas Corp., 5.50%, 2/1/22 144A	30,000	29
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	55,000	60
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21 144A	25,000	23
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	90,000	86
Linn Energy LLC/Linn Energy Finance Corp., 6.75%, 11/1/19 144A	65,000	61
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	35,000	35
Magnum Hunter Resources Corp., 9.75%, 5/15/20 144A	70,000	72
MEG Energy Corp., 6.375%, 1/30/23 144A	45,000	44
Midstates Petroleum Co., 9.25%, 6/1/21 144A	80,000	79
Northern Oil and Gas, Inc., 8.00%, 6/1/20	15,000	15
Oasis Petroleum, Inc., 6.50%, 11/1/21	75,000	79
Oasis Petroleum, Inc., 6.875%, 3/15/22 144A	35,000	37
Offshore Group Investment, Ltd., 7.50%, 11/1/19	70,000	74
Oil States International, Inc., 5.125%, 1/15/23 144A	20,000	22
Oil States International, Inc., 6.50%, 6/1/19	25,000	27

Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Pacific Drilling SA, 5.375%, 6/1/20 144A	35,000	34
Petroleum Geo-Services ASA, 7.375%, 12/15/18 144A	40,000	43
QEP Resources, Inc., 5.25%, 5/1/23	30,000	28
QEP Resources, Inc., 6.875%, 3/1/21	30,000	32
Range Resources Corp., 5.75%, 6/1/21	35,000	37
Rosetta Resources, Inc., 9.50%, 4/15/18	45,000	48
Samson Investment Co., 10.00%, 2/15/20 144A	85,000	90
Sanchez Energy Corp., 7.75%, 6/15/21 144A	100,000	97
SandRidge Energy, Inc., 7.50%, 3/15/21	65,000	66
SandRidge Energy, Inc., 7.50%, 2/15/23	30,000	30
SESI LLC, 6.375%, 5/1/19	45,000	48
SM Energy Co., 6.50%, 11/15/21	20,000	21
SM Energy Co., 6.50%, 1/1/23	20,000	20
SM Energy Co., 6.625%, 2/15/19	35,000	36
Swift Energy Co., 7.875%, 3/1/22	15,000	15
Swift Energy Co., 8.875%, 1/15/20	25,000	26
Trinidad Drilling, Ltd., 7.875%, 1/15/19 144A	40,000	42
Unit Corp., 6.625%, 5/15/21	35,000	36
Venoco, Inc., 8.875%, 2/15/19	25,000	25
W&T Offshore, Inc., 8.50%, 6/15/19	75,000	80
Whiting Petroleum Corp., 5.00%, 3/15/19	95,000	95
Whiting Petroleum Corp., 5.75%, 3/15/21 144A	25,000	26
WPX Energy, Inc., 5.25%, 1/15/17	65,000	69
WPX Energy, Inc., 6.00%, 1/15/22	45,000	46

Total		3,218

Entertainment (0.1%)
Activision Blizzard, Inc., 5.625%, 9/15/21 144A	55,000	55
AMC Entertainment, Inc., 8.75%, 6/1/19	55,000	59
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20 144A	5,000	5
Speedway Motorsports, Inc., 6.75%, 2/1/19	45,000	48
WMG Acquisition Corp., 6.00%, 1/15/21 144A	9,000	9
WMG Acquisition Corp., 11.50%, 10/1/18	50,000	58

Total		234

Finance (0.4%)
AerCap Aviation Solutions BV, 6.375%, 5/30/17	40,000	42
Air Lease Corp., 6.125%, 4/1/17	45,000	48
Aircastle, Ltd., 6.25%, 12/1/19	20,000	21
Aircastle, Ltd., 6.75%, 4/15/17	25,000	27
Aircastle, Ltd., 7.625%, 4/15/20	15,000	17
Aviation Capital Group Corp., 4.625%, 1/31/18 144A	25,000	25
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	15,200	16
Cash America International, Inc., 5.75%, 5/15/18 144A	35,000	34
CIT Group, Inc., 5.00%, 5/15/17	35,000	37
CIT Group, Inc., 5.00%, 8/15/22	45,000	44
CIT Group, Inc., 5.25%, 3/15/18	10,000	10
CIT Group, Inc., 5.375%, 5/15/20	45,000	46
CIT Group, Inc., 5.50%, 2/15/19 144A	30,000	31
FTI Consulting, Inc., 6.00%, 11/15/22	20,000	20
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20 144A	30,000	30
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16	55,000	57
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	25,000	26
International Lease Finance Corp., 5.75%, 5/15/16	30,000	32
International Lease Finance Corp., 7.125%, 9/1/18 144A	40,000	45

Asset Allocation Portfolio

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	International Lease Finance Corp., 8.75%, 3/15/17	55,000	63
	International Lease Finance Corp., 8.875%, 9/1/17	40,000	46
	iStar Financial, Inc., 3.875%, 7/1/16	15,000	15
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	9
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	7
	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	25,000	25
	PHH Corp., 6.375%, 8/15/21	50,000	48
	Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 144A	20,000	20
	SLM Corp., 5.50%, 1/15/19	35,000	35
	SLM Corp., 6.00%, 1/25/17	30,000	32
	SLM Corp., 8.00%, 3/25/20	35,000	38
	SLM Corp., 8.45%, 6/15/18	25,000	28
	Springleaf Finance Corp., 6.00%, 6/1/20 144A	55,000	53

	Total		1,027

	Food & Beverage (0.2%)
	ARAMARK Corp., 5.75%, 3/15/20 144A	40,000	40
	Constellation Brands, Inc., 4.25%, 5/1/23	20,000	18
	Constellation Brands, Inc., 6.00%, 5/1/22	10,000	11
	Cott Beverages, Inc., 8.125%, 9/1/18	20,000	22
	Dean Foods Co., 7.00%, 6/1/16	45,000	50
	JBS Finance II, Ltd., 8.25%, 1/29/18 144A	40,000	41
	JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21 144A	65,000	65
	Land O’ Lakes, Inc., 6.00%, 11/15/22 144A	45,000	46
	Post Holdings, Inc., 7.375%, 2/15/22 144A	10,000	10
	Post Holdings, Inc., 7.375%, 2/15/22	5,000	5
	Smithfield Foods, Inc., 6.625%, 8/15/22	40,000	41
	Sun Merger Sub, Inc., 5.25%, 8/1/18 144A	25,000	26
	Sun Merger Sub, Inc., 5.875%, 8/1/21 144A	10,000	10
	TreeHouse Foods, Inc., 7.75%, 3/1/18	25,000	26

	Total		411

	Foreign Agencies (0.1%)
	CITGO Petroleum Corp., 11.50%, 7/1/17 144A	40,000	44
	Eksportfinans ASA, 2.00%, 9/15/15	125,000	122

	Total		166

	Gaming/Leisure/Lodging (0.2%)
	Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	60,000	55
	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	55,000	56
	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	25,000	16
	MGM Resorts International, 6.75%, 10/1/20	30,000	31
	MGM Resorts International, 7.625%, 1/15/17	70,000	78
	MGM Resorts International, 7.75%, 3/15/22	30,000	33
	MGM Resorts International, 8.625%, 2/1/19	50,000	57
	NCL Corp., Ltd., 5.00%, 2/15/18 144A	15,000	15
	Penn National Gaming, Inc., 8.75%, 8/15/19	40,000	44
	RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 144A	15,000	14
	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/22	20,000	19
	Scientific Games International, Inc., 6.25%, 9/1/20	45,000	45
	Scientific Games International, Inc., 9.25%, 6/15/19	25,000	27
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	40,000	38

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 144A	30,000	28
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 5/1/20	35,000	39

	Total		595

	Healthcare (0.5%)
	Biomet, Inc., 6.50%, 8/1/20	40,000	41
	CHS/Community Health Systems, Inc., 5.125%, 8/15/18	30,000	31
	CHS/Community Health Systems, Inc., 7.125%, 7/15/20	45,000	45
	CHS/Community Health Systems, Inc., 8.00%, 11/15/19	55,000	58
	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19 144A	85,000	89
	Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22 144A	55,000	56
	Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 144A	10,000	11
	HCA Holdings, Inc., 6.25%, 2/15/21	20,000	20
	HCA Holdings, Inc., 7.75%, 5/15/21	35,000	37
	HCA, Inc., 5.875%, 3/15/22	25,000	26
	HCA, Inc., 6.50%, 2/15/20	80,000	87
	HCA, Inc., 7.25%, 9/15/20	85,000	92
	HCA, Inc., 7.875%, 2/15/20	25,000	27
	HCA, Inc., 8.00%, 10/1/18	30,000	35
	HCA, Inc., 8.50%, 4/15/19	50,000	54
	Health Management Associates, Inc., 6.125%, 4/15/16	45,000	49
	Health Management Associates, Inc., 7.375%, 1/15/20	25,000	27
(c)	Healthcare Technology Intermediate, 7.375%, 9/1/18 144A	20,000	20
	Hologic, Inc., 6.25%, 8/1/20	10,000	10
	Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	40,000	42
	Prospect Medical Holdings, Inc., 8.375%, 5/1/19 144A	55,000	58
	Tenet Healthcare Corp., 4.375%, 10/1/21 144A	90,000	83
	Tenet Healthcare Corp., 4.50%, 4/1/21	30,000	28
	Tenet Healthcare Corp., 6.00%, 10/1/20 144A	25,000	26
	Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	43
	Tenet Healthcare Corp., 8.125%, 4/1/22 144A	40,000	42

	Total		1,137

	Insurance (0.1%)
	Centene Corp., 5.75%, 6/1/17	75,000	79
	Hockey Merger Sub 2, Inc., 7.875%, 10/1/21 144A	50,000	50

	Total		129

	Media (0.8%)
	Cablevision Systems Corp., 7.75%, 4/15/18	45,000	50
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21 144A	75,000	72
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	10,000	10
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	55,000	58
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	20,000	22
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	40,000	38

Asset Allocation Portfolio

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	55,000	56
	Coinstar, Inc., 6.00%, 3/15/19 144A	55,000	54
	CSC Holdings LLC, 6.75%, 11/15/21	85,000	91
	CSC Holdings LLC, 7.625%, 7/15/18	40,000	46
	CSC Holdings LLC, 7.875%, 2/15/18	22,000	25
	CSC Holdings LLC, 8.625%, 2/15/19	25,000	29
(c)	Dex One Corp., 14.00%, 1/29/17	63,212	42
	DISH DBS Corp., 4.25%, 4/1/18	85,000	85
	DISH DBS Corp., 5.00%, 3/15/23	35,000	32
	DISH DBS Corp., 5.125%, 5/1/20	55,000	54
	DISH DBS Corp., 5.875%, 7/15/22	40,000	39
	DISH DBS Corp., 6.75%, 6/1/21	80,000	84
	DISH DBS Corp., 7.875%, 9/1/19	50,000	57
	Gannett Co., 5.125%, 10/15/19 144A	25,000	25
	Gannett Co., 5.125%, 7/15/20 144A	30,000	29
	Hughes Satellite Systems Corp., 6.50%, 6/15/19	40,000	42
	Hughes Satellite Systems Corp., 7.625%, 6/15/21	25,000	27
	Inmarsat Finance PLC, 7.375%, 12/1/17 144A	15,000	16
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	50,000	54
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	50,000	53
	Intelsat Jackson Holdings SA, 8.50%, 11/1/19	75,000	82
	Intelsat Luxembourg SA, 7.75%, 6/1/21 144A	25,000	26
	LIN Television Corp., 6.375%, 1/15/21	30,000	30
	Lynx I Corp., 5.375%, 4/15/21 144A	45,000	44
	Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19	50,000	55
	Netflix, Inc., 5.375%, 2/1/21 144A	20,000	20
	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 144A	15,000	15
	Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	45,000	49
	R.R. Donnelley & Sons Co., 7.00%, 2/15/22	15,000	15
	RR Donnelley & Sons Co., 7.875%, 3/15/21	20,000	21
	Sinclair Television Group, Inc., 5.375%, 4/1/21	45,000	43
	Sinclair Television Group, Inc., 6.125%, 10/1/22	10,000	10
	Sinclair Television Group, Inc., 6.375%, 11/1/21 144A	20,000	20
	Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	20,000	19
	Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	20,000	18
	Sirius XM Radio, Inc., 5.75%, 8/1/21 144A	35,000	35
	Sirius XM Radio, Inc., 5.875%, 10/1/20 144A	40,000	40
	Starz LLC/Starz Finance Corp., 5.00%, 9/15/19	35,000	35
	Univision Communications, Inc., 6.75%, 9/15/22 144A	35,000	37
	Univision Communications, Inc., 7.875%, 11/1/20 144A	20,000	22
	UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	55,000	60
	Videotron, Ltd., 5.00%, 7/15/22	80,000	76
	Virgin Media Finance PLC, 8.375%, 10/15/19	17,000	18

	Total		1,980

	Metals & Mining (0.6%)
	AK Steel Corp., 7.625%, 5/15/20	20,000	17
	AK Steel Corp., 8.75%, 12/1/18	45,000	49
	Aleris International, Inc., 7.625%, 2/15/18	35,000	37
	Aleris International, Inc., 7.875%, 11/1/20	30,000	31
	Alpha Natural Resources, Inc., 6.00%, 6/1/19	65,000	54
	ArcelorMittal, 5.75%, 8/5/20	40,000	41
	ArcelorMittal, 6.125%, 6/1/18	95,000	101
	ArcelorMittal, 6.75%, 2/25/22	55,000	58
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, 12/15/17	45,000	47

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	CONSOL Energy, Inc., 8.00%, 4/1/17	40,000	43
	CONSOL Energy, Inc., 8.25%, 4/1/20	100,000	107
	FMG Resources (August 2006) Pty, Ltd., 6.00%, 4/1/17 144A	35,000	36
	FMG Resources (August 2006) Pty, Ltd., 6.875%, 2/1/18 144A	25,000	26
	FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15 144A	15,000	15
	FMG Resources (August 2006) Pty, Ltd., 8.25%, 11/1/19 144A	55,000	59
	GrafTech International, Ltd., 6.375%, 11/15/20	15,000	15
	HudBay Minerals, Inc., 9.50%, 10/1/20	20,000	20
	Inmet Mining Corp., 7.50%, 6/1/21 144A	10,000	10
	Molycorp, Inc., 6.00%, 9/1/17	45,000	35
	Molycorp, Inc., 10.00%, 6/1/20	40,000	40
	New Gold, Inc., 6.25%, 11/15/22 144A	30,000	29
(d)	Patriot Coal Corp., 8.25%, 4/30/18	25,000	13
	Peabody Energy Corp., 4.75%, 12/15/41	115,000	92
	Peabody Energy Corp., 6.00%, 11/15/18	50,000	50
	Peabody Energy Corp., 6.25%, 11/15/21	65,000	63
	Peabody Energy Corp., 6.50%, 9/15/20	45,000	44
	Quadra FNX Mining, Ltd., 7.75%, 6/15/19 144A	40,000	41
	Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 144A	15,000	15
	Severstal Columbus LLC, 10.25%, 2/15/18	65,000	69
	Steel Dynamics, Inc., 6.125%, 8/15/19	20,000	21
	Steel Dynamics, Inc., 6.375%, 8/15/22	20,000	21
	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	55,000	49
	Thompson Creek Metals Co., Inc., 12.50%, 5/1/19	20,000	21
	United States Steel Corp., 7.375%, 4/1/20	30,000	31

	Total		1,400

	Oil & Gas (0.0%)
	Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, 11/15/20 144A	20,000	20
	PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	35,000	36
	Tesoro Corp., 4.25%, 10/1/17	20,000	20
	Tesoro Corp., 5.375%, 10/1/22	20,000	19
	Western Refining, Inc., 6.25%, 4/1/21	23,000	23

	Total		118

	Other Holdings (0.0%)
(n),*	General Motors Co. Escrow, 7.20%, 1/15/13	30,000	-
(n),*	General Motors Co. Escrow, 8.375%, 7/15/33	260,000	-

	Total		-

	Pharmaceuticals (0.2%)
	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	50,000	52
	Endo Health Solutions, Inc., 7.00%, 7/15/19	15,000	15
	Endo Health Solutions, Inc., 7.25%, 1/15/22	30,000	31
	Valeant Pharmaceuticals International, 6.50%, 7/15/16 144A	70,000	72
	Valeant Pharmaceuticals International, 6.75%, 10/1/17 144A	55,000	59
	Valeant Pharmaceuticals International, 6.875%, 12/1/18 144A	65,000	69
	VPI Escrow Corp., 6.375%, 10/15/20 144A	20,000	21
	VPII Escrow Corp., 6.75%, 8/15/18 144A	52,000	56
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	50,000	54

	Total		429

Asset Allocation Portfolio

Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

Pipelines (0.5%)
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	30,000	31
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/1/20 144A	35,000	35
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 2/15/18	50,000	53
El Paso LLC, 7.00%, 6/15/17	25,000	28
El Paso LLC, 7.25%, 6/1/18	70,000	78
El Paso Pipeline Partners Operating Co. LLC, 4.70%, 11/1/42	20,000	17
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21	175,000	186
Energy Transfer Equity LP, 7.50%, 10/15/20	85,000	91
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	35,000	34
Gibson Energy, Inc., 6.75%, 7/15/21 144A	5,000	5
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	25,000	26
Inergy Midstream LP/NRGM Finance Corp., 6.00%, 12/15/20 144A	20,000	20
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 144A	60,000	65
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	32,000	34
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20	20,000	22
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 6.50%, 5/15/21 144A	15,000	14
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 6/1/20	50,000	52
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/1/23 144A	25,000	23
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	120,000	121
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 144A	55,000	54
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23 144A	40,000	38
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 144A	50,000	45
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	18,000	19
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	20,000	20
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	30,000	30

Total		1,141

Real Estate Investment Trusts (0.0%)
MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 2/15/22	40,000	41
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	40,000	42
Pennymac Corp., 5.375%, 5/1/20 144A	45,000	43

Total		126

Services (0.1%)
The ADT Corp., 6.25%, 10/15/21 144A	20,000	20
Clean Harbors, Inc., 5.125%, 6/1/21	15,000	14
Clean Harbors, Inc., 5.25%, 8/1/20	30,000	30
The Geo Group, Inc., 5.875%, 1/15/22 144A	25,000	25
The Geo Group, Inc., 6.625%, 2/15/21	35,000	37
Mobile Mini, Inc., 7.875%, 12/1/20	65,000	71

Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

Services continued
QVC, Inc., 5.125%, 7/2/22	15,000	15
QVC, Inc., 7.375%, 10/15/20 144A	30,000	32
Service Corp. International, 4.50%, 11/15/20	15,000	14
Service Corp. International, 7.00%, 5/15/19	30,000	32
Service Corp. International, 8.00%, 11/15/21	15,000	17

Total		307

Technology (0.4%)
ACI Worldwide, Inc., 6.375%, 8/15/20 144A	15,000	15
Amkor Technology, Inc., 6.375%, 10/1/22	25,000	24
Amkor Technology, Inc., 6.625%, 6/1/21	25,000	24
Audatex North America, Inc., 6.00%, 6/15/21 144A	50,000	51
BMC Software Finance, Inc., 8.125%, 7/15/21 144A	40,000	42
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 144A	69,000	67
Equinix, Inc., 4.875%, 4/1/20	10,000	10
Equinix, Inc., 5.375%, 4/1/23	30,000	28
Equinix, Inc., 7.00%, 7/15/21	25,000	27
First Data Corp., 6.75%, 11/1/20 144A	70,000	72
First Data Corp., 7.375%, 6/15/19 144A	50,000	53
First Data Corp., 8.25%, 1/15/21 144A	25,000	26
First Data Corp., 11.75%, 8/15/21 144A	75,000	72
Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	70,000	67
Freescale Semiconductor, Inc., 9.25%, 4/15/18 144A	30,000	33
Freescale Semiconductor, Inc., 10.125%, 3/15/18 144A	24,000	26
Iron Mountain, Inc., 7.75%, 10/1/19	45,000	49
Iron Mountain, Inc., 8.375%, 8/15/21	6,000	6
JDS Uniphase Corp., 0.625%, 8/15/33 144A	40,000	43
NCR Corp., 4.625%, 2/15/21	55,000	52
NCR Corp., 5.00%, 7/15/22	10,000	9
Seagate HDD Cayman, 4.75%, 6/1/23 144A	80,000	77
SunGard Data Systems, Inc., 7.375%, 11/15/18	55,000	58
SunGard Data Systems, Inc., 7.625%, 11/15/20	65,000	70
Trans Union LLC/TransUnion Financing Corp., 11.375%, 6/15/18	40,000	44

Total		1,045

Telecommunications (1.0%)
CenturyLink, Inc., 5.15%, 6/15/17	70,000	73
CenturyLink, Inc., 5.625%, 4/1/20	60,000	59
CenturyLink, Inc., 5.80%, 3/15/22	20,000	19
CenturyLink, Inc., 6.45%, 6/15/21	195,000	194
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/1/40 144A	35,000	39
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 144A	20,000	21
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16 144A	45,000	62
Cricket Communications, Inc., 7.75%, 10/15/20	100,000	113
Digicel Group, Ltd., 8.25%, 9/30/20 144A	20,000	21
Digicel, Ltd., 6.00%, 4/15/21 144A	40,000	38
Frontier Communications Corp., 8.125%, 10/1/18	30,000	33
Frontier Communications Corp., 8.25%, 4/15/17	70,000	80
Frontier Communications Corp., 8.50%, 4/15/20	55,000	61
Frontier Communications Corp., 8.75%, 4/15/22	30,000	33
Frontier Communications Corp., 9.25%, 7/1/21	30,000	34
GCI, Inc., 8.625%, 11/15/19	70,000	73

Asset Allocation Portfolio

	Below Investment Grade Segment (8.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	MetroPCS Wireless, Inc., 6.25%, 4/1/21 144A	90,000	91
	MetroPCS Wireless, Inc., 6.625%, 11/15/20	30,000	31
	MetroPCS Wireless, Inc., 6.625%, 4/1/23 144A	40,000	40
	MetroPCS Wireless, Inc., 7.875%, 9/1/18	50,000	54
	NII Capital Corp., 7.625%, 4/1/21	75,000	53
	NII Capital Corp., 8.875%, 12/15/19	115,000	89
	NII International Telecom Sarl, 7.875%, 8/15/19 144A	40,000	36
	NII International Telecom Sarl, 11.375%, 8/15/19 144A	20,000	21
	SBA Communications Corp., 5.625%, 10/1/19	35,000	34
	SBA Telecommunications, Inc., 5.75%, 7/15/20	30,000	30
	SBA Telecommunications, Inc., 8.25%, 8/15/19	23,000	25
	SOFTBANK Corp., 4.50%, 4/15/20 144A	45,000	43
	Sprint Capital Corp., 6.90%, 5/1/19	35,000	36
	Sprint Communications, Inc., 6.00%, 12/1/16	40,000	42
	Sprint Communications, Inc., 6.00%, 11/15/22	120,000	110
	Sprint Communications, Inc., 7.00%, 8/15/20	30,000	31
	Sprint Communications, Inc., 8.375%, 8/15/17	85,000	96
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	70,000	82
	Sprint Communications, Inc., 9.125%, 3/1/17	35,000	40
	Sprint Communications, Inc., 11.50%, 11/15/21	50,000	64
	Sprint Corp., 7.25%, 9/15/21 144A	50,000	51
	Sprint Corp., 7.875%, 9/15/23 144A	65,000	66
	tw telecom holdings, inc., 5.375%, 10/1/22 144A	25,000	24
	Wind Acquisition Finance SA, 6.50%, 4/30/20 144A	55,000	56
(c)	Wind Acquisition Holding Finance SA, 12.25%, 7/15/17 144A	100,510	99
	Windstream Corp., 6.375%, 8/1/23	35,000	32
	Windstream Corp., 7.75%, 10/15/20	25,000	26
	Windstream Corp., 7.75%, 10/1/21 144A	40,000	41
	Windstream Corp., 7.875%, 11/1/17	50,000	56

	Total		2,452

	Transportation (0.0%)
	Continental Airlines, Inc., 6.75%, 9/15/15 144A	45,000	46
	The Hertz Corp., 4.25%, 4/1/18 144A	10,000	10
	The Hertz Corp., 5.875%, 10/15/20	15,000	16

	Total		72

	Total Below Investment Grade Segment
	(Cost: $19,714)		20,154

	Investment Companies (60.6%)

	Domestic Equity (43.6%)
	iShares Russell 2000 ETF	9,815	1,046
	iShares Russell Midcap ETF	10,303	1,433
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,295,212	8,564
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,406,108	8,558
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	3,667,073	8,889

	Investment Companies (60.6%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity continued
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	6,822,719	18,046
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	9,660,861	9,632
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,134,956	9,583
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	8,428,992	8,463
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	3,177,140	11,673
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	7,412,770	11,475
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,291,800	5,429
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,340,726	5,283
	SPDR S&P MidCap 400 ETF Trust	5,474	1,239

	Total		109,313

	Fixed Income (0.5%)
	iShares Barclays MBS ETF	12,340	1,307

	Total		1,307

	Foreign Equity (16.5%)
	iShares MSCI EAFE ETF	41,630	2,655
	iShares MSCI Emerging Markets ETF	18,120	739
	iShares MSCI South Korea Capped ETF	2,500	154
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	2,744,836	2,712
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,089,075	10,168
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,437,395	23,191
	Vanguard FTSE Emerging Markets ETF	19,640	788
	Vanguard FTSE Developed Markets ETF	28,920	1,145

	Total		41,552

	Total Investment Companies
	(Cost: $141,453)		152,172

	Short-Term Investments (7.0%)

	Commercial Paper (7.0%)
	Darden Restaurants, Inc., 0.13%, 10/1/13	1,800,000	1,800

Asset Allocation Portfolio

	Short-Term Investments (7.0%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper continued
(b)	Duke Energy Corp., 0.20%, 10/7/13	3,000,000	3,000
(b)	Federal Home Loan Bank, 0.07%, 11/12/13	800,000	800
(b)	General Mills, Inc., 0.11%, 10/11/13	3,000,000	3,000
(b)	John Deere Canada ULC, 0.05%, 10/16/13	3,000,000	3,000
	Marathon Oil Corp., 0.21%, 10/2/13	3,000,000	3,000
	Toyota Motor Credit Corp., 0.04%, 10/23/13	3,000,000	3,000

	Total		17,600

	Total Short-Term Investments
	(Cost: $17,600)		17,600

	Total Investments (101.7%)
	(Cost: $243,387)(a)		255,195

	Other Assets, Less
	Liabilities (-1.7%)		(4,230)

	Net Assets (100.0%)		250,965

Asset Allocation Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities (in thousands) was $9,097 representing 3.6% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

PSF — Permanent School Fund

(a)	At September 30, 2013, the aggregate cost of securities for federal tax purposes (in thousands) was $243,387 and the net unrealized appreciation of investments based on that cost was $11,808 which is comprised of $12,948 aggregate gross unrealized appreciation and $1,140 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2013, $5,581)	66	12/13	$(56)
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $1,796)	15	12/13	20
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2013, $3,167)	24	12/13	(34)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2013, $2,612)	21	12/13	(42)
US Two Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2013, $1,097)	5	12/13	4
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2013, $280)	2	12/13	4

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security valued in good faith by the Board of Directors.

(q)	Affiliated Company

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2013.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$-	$-	$21
Preferred Stocks	217	87	-
US Government & Agency Bonds	-	25,311	-
Municipal Bonds	-	1,367	-
Corporate Bonds	-	35,921	-
Structured Products	-	22,330	169
Investment Companies	152,172	-	-
Short-Term Investments	-	17,600	-
Other Financial Instruments^
Futures	28	-	-
Liabilities:
Other Financial Instruments^
Futures	(132)	-	-
Total	$152,285	$102,616	$190

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 14, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 14, 2013

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and Treasurer

Date: November 14, 2013